     As filed with the Securities and Exchange Commission on April 4, 2005
                                                             File No. 333-101944
                                                                       811-04732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   [ ]
                                     --------
         Post-Effective Amendment No.   8                              [X]
                                     --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    429                                 [X]
                                ---------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)
                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company

                                 P. O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule
       ------     485

          X       on May 2, 2005, pursuant to paragraph (b) of Rule 485
       ------

                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ------

                  on __________, pursuant to paragraph (a)(1) of Rule 485
       ------

                  this post-effective amendment designates a new effective date
       ------     for a previously filed post-effective amendment.

                                    PART A

THE DIRECTOR PLUS
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series II and Series IIR of The Director Plus variable annuity. Please read it carefully before you purchase your variable annuity.

We call this annuity The Director Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

The Director Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.


- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income HLS Fund Sub-Account) which purchases Class IB shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.


- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.


- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.


- HARTFORD TOTAL RETURN BOND HLS FUND SUB-ACCOUNT (formerly Hartford Bond HLS Fund Sub-Account) which purchases Class IB shares of Hartford Total Return Bond HLS Fund (formerly Hartford Bond HLS Fund) of Hartford Series Fund, Inc.



- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.


- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
--------------------------------------------------------------------------------
THE DATE OF THIS PROSPECTUS IS MAY 2, 2005
THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS MAY 2, 2005

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLES                                                                    6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 10
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            10
--------------------------------------------------------------------------------
  The Separate Account                                                       10
--------------------------------------------------------------------------------
  The Funds                                                                  11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              13
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   14
--------------------------------------------------------------------------------
THE CONTRACT                                                                 15
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               15
--------------------------------------------------------------------------------
  Charges and Fees                                                           21
--------------------------------------------------------------------------------
  The Hartford's Principal First and The Hartford's Principal First
  Preferred                                                                  24
--------------------------------------------------------------------------------
  Death Benefit                                                              27
--------------------------------------------------------------------------------
  Surrenders                                                                 36
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              38
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     41
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            41
--------------------------------------------------------------------------------
  Legal Matters                                                              43
--------------------------------------------------------------------------------
  More Information                                                           44
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   44
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     50
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           51
--------------------------------------------------------------------------------
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                     55
--------------------------------------------------------------------------------
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   61
--------------------------------------------------------------------------------
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES          62
--------------------------------------------------------------------------------
APPENDIX V -- ACCUMULATION UNIT VALUES                                       63
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.


BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford's Principal First and The Hartford's Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a Premium Payment is made. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
---------------------------------------------------------
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      8%
---------------------------------------------------------
    Second Year                                         8%
---------------------------------------------------------
    Third Year                                          8%
---------------------------------------------------------
    Fourth Year                                         8%
---------------------------------------------------------
    Fifth Year                                          7%
---------------------------------------------------------
    Sixth Year                                          6%
---------------------------------------------------------
    Seventh Year                                        5%
---------------------------------------------------------
    Eighth Year                                         4%
---------------------------------------------------------
    Ninth Year                                          0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.45%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.45%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    MAV/EPB Death Benefit Charge (4)                 0.30%
---------------------------------------------------------
    The Hartford's Principal First Charge (5)        0.50%
---------------------------------------------------------
    The Hartford's Principal First Preferred
     Charge (5)                                      0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges (6)                        2.25%
---------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) The MAV/EPB Death Benefit is not available for Contracts issued in New York, Minnesota or Washington. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in New York, Minnesota or Washington. The charge is 0.30% of average daily Sub-Account Value.

(5) You may choose either The Hartford's Principal First or The Hartford's Principal First Preferred. You cannot choose both.

(6) Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED
BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.68%      1.33%
--------------------------------------------------------------

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED AND DOES NOT REFLECT ANY PAYMENT ENHANCEMENTS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                              $1,279
---------------------------------------------------------
3 years                                             $2,314
---------------------------------------------------------
5 years                                             $3,252
---------------------------------------------------------
10 years                                            $5,163
---------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                              $ 514
---------------------------------------------------------
3 years                                             $1,553
---------------------------------------------------------
5 years                                             $2,587
---------------------------------------------------------
10 years                                            $5,155
---------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                              $ 521
---------------------------------------------------------
3 years                                             $1,560
---------------------------------------------------------
5 years                                             $2,595
---------------------------------------------------------
10 years                                            $5,163
---------------------------------------------------------


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?." Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       8%
----------------------------------------------
         5                       7%
----------------------------------------------
         6                       6%
----------------------------------------------
         7                       5%
----------------------------------------------
         8                       4%
----------------------------------------------
     9 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than eight years

X  Payment Enhancements or earnings

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the underlying Funds. See the Funds' prospectus accompanying this prospectus for more complete information.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred is an option that can be elected at an additional charge. If you elect The Hartford's Principal First Preferred, we will deduct an additional charge

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
  on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Option.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. We will issue your Contract with the Asset Protection Death Benefit unless you choose the Premium Protection Death Benefit.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            2/15/05        A+  Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                        2/15/05       AA-  Financial strength
---------------------------------------------------------------------------------
 Fitch                                    2/15/05       AA   Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.



Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.



Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Fortis Growth Stock Series, Fortis Aggressive Growth Series, Fortis U.S. Government Securities Series, and Fortis Value Series.



The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management Company, LLP.


HARTFORD CAPITAL APPRECIATION HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks growth of capital. Sub-advised by Wellington Management.


HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD GLOBAL ADVISERS HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.


HARTFORD GLOBAL COMMUNICATIONS HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value.) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD GLOBAL LEADERS HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks growth of capital. Sub-advised by Wellington Management.


HARTFORD GLOBAL TECHNOLOGY HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.


HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.


HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks capital appreciation. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks capital appreciation. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long term growth of capital. Sub-advised by Wellington Management Company, LLP.


HARTFORD MIDCAP VALUE HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.


HARTFORD TOTAL RETURN BOND HLS FUND (formerly Hartford Bond HLS Fund) -- Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.


HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by Hartford Investment Management Company.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

The Fixed Accumulation Feature is currently not available.

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-Month and 12-Month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future, Hartford may offer interest rates specific to the Transfer Programs.

Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

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Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of the Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are 6 months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series II of the Contract was sold before January 30, 2004. Series IIR of the Contract is sold on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payments that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years.

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HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CALIFORNIA SENIORS -- THE SENIOR PROTECTION PROGRAM

Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

- Elect the Senior Protection Program, or

- Elect to immediately allocate the initial Premium Payments to the other investment options.

Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.

If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.


You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account value from the Hartford Money Market HLS Fund Sub-Account to another investment option.


When you terminate your participation in the Senior Protection Program:

- You may reallocate your Contract Value in the Program to other investment options; or

- we will automatically reallocate your Account value in the Program according to your original instructions 35 days after your initial Premium Payment.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

X 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

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DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.

You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a

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confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. HARTFORD LIMITS EACH CONTRACT OWNER TO ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.


Hartford attempts to curb frequent transfers in the following ways:



X  20 Transfer Rule;


X  Abusive Trading Policy; and

X  Third Party Transfer Service Agreements.


THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of


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the following methods: U.S. Mail, Voice Response Unit, Internet or telephone.
Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.


We actively monitor Contract Owner's compliance with this policy. Our computer system will automatically send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, the computer system will not allow you to do another Sub-Account transfer by telephone, voice recording unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated. Even though we have an Abusive Transfer Policy, there is the risk that the underlying Fund may not be able to identify abusive transfers because we net Sub-Account transfers.


THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. We do not currently require Contract Owners or others to sign these agreements. However, if we believe that these agreements may help curb frequent transfers, or for any other reason, we may, without notice, begin requiring these agreements again.


ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Trading Policy do not apply to all Contract Owners and do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule and the Abusive Trading Policy do not apply to certain Contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit its Contract Owners' Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.


- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

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Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule. There are also some Third Party Transfer Service Agreements that are customized for certain brokers that contain transfer limitations that are also more restrictive than the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING
FREQUENT TRADING?

We print the prospectus for the variable annuity together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or the Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfers from the Fixed Accumulation Feature in any one Contract Year.


We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfer and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.


If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You

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must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       8%
----------------------------------------------
         5                       7%
----------------------------------------------
         6                       6%
----------------------------------------------
         7                       5%
----------------------------------------------
         8                       4%
----------------------------------------------
     9 or more                   0%
----------------------------------------------

SURRENDER ORDER -- During the first eight Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the eighth Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than eight years, then from the Payment Enhancements credited for more than eight years, then from Premium Payments invested for less than eight years and then from the Payment Enhancements credited for less than eight years. Only Premium

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22
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Payments invested for less than eight years are subject to a Contingent Deferred Sales Charge.

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

If you purchase your Contract in Connecticut or Pennsylvania, the percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       7%
----------------------------------------------
         5                       6%
----------------------------------------------
         6                       5%
----------------------------------------------
         7                       4%
----------------------------------------------
         8                       3%
----------------------------------------------
     9 or more                   0%
----------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first eight Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

- have owned the Contract continuously since it was issued,

- provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home. In addition, if you request a full or partial Surrender during confinement, we will deduct from your Contract Value any Payment Enhancements credited during the time you were confined.

This waiver may not be available in all states.


- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.


- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR THE HARTFORD'S PRINCIPAL FIRST PREFERRED BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

                                                                              23
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of the Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford Line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

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24
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. This is an annual charge that is deducted daily.

PAYMENT ENHANCEMENTS

REDUCED FEES AND CHARGES

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES, THE ANNUAL MAINTENANCE FEE AND CHARGES FOR OPTIONAL BENEFITS, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

ELECTING THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

You may elect either The Hartford's Principal First or The Hartford's Principal First Preferred. This means if you elect The Hartford's Principal First you will never be able to elect The Hartford's Principal First Preferred. Likewise, if you elect The Hartford's Principal First Preferred you will never be able to elect The Hartford's Principal First.

Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.

You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated.

OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

Please note:

- Your Benefit Amount can never be more than $5 million dollars.

- Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment for The Hartford's Principal First is equal to 7% of the initial Benefit Amount. The Benefit Payment for The Hartford's Principal First Preferred is equal to 5% of the initial Benefit Amount.

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                                                                              25
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.

Please note -- If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after purchase your Contract, we count one year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.

The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

If you change the ownership or assign this Contract to someone other than your spouse within 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment; or

- The Contract Value at the time of the ownership change or assignment.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by a percentage of the amount of the subsequent Premium Payment (7% for The Hartford's Principal First or 5% for The Hartford's Principal First Preferred).

SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.

KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences you should consider when deciding which benefit to choose.

                FEATURES                       THE HARTFORD'S PRINCIPAL FIRST       THE HARTFORD'S PRINCIPAL FIRST PREFERRED
----------------------------------------------------------------------------------------------------------------------------
Charge                                    0.50% of Sub-Account Value                0.20% of Sub-Account Value
----------------------------------------------------------------------------------------------------------------------------
Benefit Payment                           7% of Benefit Amount                      5% of Benefit Amount
----------------------------------------------------------------------------------------------------------------------------
Revocability                              - Irrevocable.                            - Revocable anytime after the 5th
                                                                                      Contract Year or the 5th anniversary
                                                                                      of the date you added The Hartford's
                                                                                      Principal First Preferred to your
                                                                                      Contract.
                                          - Charge continues to be deducted until   - Charge will terminate if The
                                            we begin to make annuity payouts.         Hartford's Principal First Preferred
                                                                                      is cancelled.
----------------------------------------------------------------------------------------------------------------------------
Step Up                                   - After the 5th Contract Year, every      - Not Available.
                                          five years thereafter.
----------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age                         - Non-Qualified & Roth IRA -- same as     - Non-Qualified & Roth IRA -- same as
                                            maximum Contract issue age.*              maximum Contract issue age.*
                                          - IRA/Qualified -- Age 80                 - IRA/Qualified -- Age 70
----------------------------------------------------------------------------------------------------------------------------
Investment Restrictions                   - None                                    - You are not permitted to transfer more
                                                                                      than 10% of your Contract Value as of
                                                                                      your last Contract Anniversary between
                                                                                      certain investment options. This
                                                                                      restriction is not currently enforced.
----------------------------------------------------------------------------------------------------------------------------
Spousal Continuation                      - Available                               - Available
----------------------------------------------------------------------------------------------------------------------------

*For more information on the maximum Contract issue age please see the Section "How do I purchase the Contract."

THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

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                                                                              27
HARTFORD LIFE INSURANCE COMPANY
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THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS


If you elect The Hartford's Principal First Preferred you are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value The Hartford's Principal First Preferred will automatically terminate and all Benefit Payments and The Hartford's Principal First Preferred charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days written notice when we elect to enforce this investment transfer restriction. For Contracts issued in the state of Connecticut there are no investments restrictions.



NON-GROWTH SUB-ACCOUNTS                                            GROWTH SUB-ACCOUNTS
------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                          Hartford Global Advisers
Hartford Bond HLS Fund                              HLS Fund
Hartford Capital Appreciation                       Hartford Global Leaders HLS
  HLS Fund                                          Fund
Hartford Disciplined Equity                         Hartford Growth HLS Fund
  HLS Fund                                          Hartford Growth
Hartford Dividend and                               Opportunities HLS Fund
  Growth HLS Fund                                   Hartford International Capital
Hartford Equity Income HLS                          Appreciation HLS Fund
  Fund                                              Hartford SmallCap Growth
Hartford Focus HLS Fund                             HLS Fund
Hartford High Yield HLS
  Fund
Hartford Index HLS Fund
Hartford International
  Opportunities HLS Fund
Hartford International Small
  Company HLS Fund
Hartford Money Market HLS
  Fund
Hartford Mortgage Securities
  HLS Fund
Hartford Stock HLS Fund
Hartford U.S. Government
  Securities HLS Fund
Hartford Value HLS Fund
Hartford Value Opportunities
  HLS Fund
------------------------------------------------------------------------------------------------------


REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION

The Hartford's Principal First and The Hartford's Principal First Preferred may not be available in all states or through all broker-dealers.

The Hartford's Principal First Preferred is only available to Contracts issued on or after November 1, 2004.


If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equal or exceed $100,000.


For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older. The Hartford's Principal First Preferred cannot be elected if the Contract Owner or Annuitant is age 71 or older.

We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD DEATH
BENEFIT
CHOICES                                 SUMMARY                                                 HOW IT WORKS

----------------------------------------------------------------------------------------------------------------------------------

Asset           Not available if you elect the Premium Protection Death   This Death Benefit is the greatest of:
Protection      Benefit.                                                  X Contract Value, minus any Payment Enhancements
Death Benefit   No extra charge.                                            credited within 12 months of death or after death; or
                If you do not elect a Death Benefit, we will issue your   X Contract Value minus any Payment Enhancements credited
                Contract with the Asset Protection Death Benefit.           within 12 months of death or after death, PLUS 25% of
                                                                            the total Premium Payments excluding any subsequent
                                                                            Premium Payments we receive within 12 months of death
                                                                            or after death. Premium Payments are adjusted for any
                                                                            partial Surrenders; or
                                                                          X Contract Value minus any Payment Enhancements credited
                                                                            within 12 months of death or after death, PLUS 25% of
                                                                            your Maximum Anniversary Value minus any subsequent
                                                                            Premium Payments received and Payment Enhancements
                                                                            credited within 12 months of death or after death.
                                                                          This Death Benefit cannot exceed the greatest of:
                                                                          X Contract Value minus any Payment Enhancements credited
                                                                            within 12 months of death or after death; or
                                                                          X Total Premium Payments adjusted for any partial
                                                                            Surrenders; or
                                                                          X Your Maximum Anniversary Value minus any Payment
                                                                            Enhancements credited within 12 months of death or
                                                                            after death.
----------------------------------------------------------------------------------------------------------------------------------
Premium         Not available if you elect the Asset Protection Death     This Death Benefit is the greater of:
Protection      Benefit.                                                  X Contract Value minus any Payment Enhancements credited
Death Benefit   No extra charge.                                            within 12 months of death or after death; or
                You cannot choose this Death Benefit if either you or     X Total Premium Payments you have made to us minus an
                your Annuitant are 76 years old or older.                   adjustment for any partial Surrenders.
----------------------------------------------------------------------------------------------------------------------------------

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HARTFORD LIFE INSURANCE COMPANY
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
OPTIONAL DEATH
BENEFIT                                 SUMMARY                                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------------

MAV/EPB Death   Optional Death Benefit that is available for an           If you elect this Death Benefit with the Asset
Benefit         additional annual charge equal to 0.30% of your Contract  Protection Death Benefit, your Death Benefit will be the
                Value invested in the Sub-Accounts and is deducted        greatest of:
                daily.                                                    X The Asset Protection Death Benefit described above;
                Only available upon purchase.                             X The total Premium Payments you have made to us
                May elect in addition to either the Asset Protection        adjusted for any partial Surrenders;
                Death Benefit or the Premium Protection Death Benefit.    X Your Maximum Anniversary Value minus any Payment
                The Death Benefit will be the same regardless of whether    Enhancements credited within 12 months of death or
                you elect the Asset Protection Death Benefit or the         after death; or
                Premium Protection Death Benefit.                         X The Earnings Protection Benefit.
                You cannot choose this Death Benefit by itself.           If you elect this Death Benefit with the Premium
                You cannot choose this Death Benefit if you or your       Protection Death Benefit, your Death Benefit will be the
                Annuitant are 76 years old or older.                      greatest of:
                                                                          X The Premium Protection Death Benefit described above;
                                                                          X Your Maximum Anniversary Value minus any Payment
                                                                            Enhancements credited within 12 months of death or
                                                                            after death; or
                                                                          X The Earnings Protection Benefit.
----------------------------------------------------------------------------------------------------------------------------------

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                                                 HARTFORD LIFE INSURANCE COMPANY
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ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000. You made no subsequent Premium Payments.

-  In your fourth Contract Year, you made a partial Surrender of $8,000.

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

-  Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding    Based on the assumptions above, here is how we would do the
the greatest of these three values:                           actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      Contract Value equals $115,000.
  within 12 months of death or after death or
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
  within 12 months of death or after death, PLUS 25% of the
  total Premium Payments excluding any subsequent Premium
  Payments we receive within 12 months of death or after
  death. Premium Payments are adjusted for any partial
  Surrenders; or
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      $115,000 + [25% ($150,000)] = $152,500.
  within 12 months of death or after death, PLUS 25% of your
  Maximum Anniversary Value minus any subsequent Premium
  Payments received and Payment Enhancements credited within
  12 months of death or after death.
--------------------------------------------------------------------------------------------------------------------------
THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH
BENEFIT MAXIMUM.
--------------------------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
The Asset Protection Death Benefit cannot exceed the          Based on the assumptions above, here is the calculation of
greatest of:                                                  the Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      - Contract Value is $115,000,
  within 12 months of death or after death;
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us, adjusted for    - Total Premium Payments you have made to us minus an
  any partial Surrenders; or                                    adjustment for any partial Surrenders [$100,000 - $8,000 =
                                                                $92,000], or
--------------------------------------------------------------------------------------------------------------------------
X Your Maximum Anniversary Value minus any Payment            - Your Maximum Anniversary Value is $150,000.
  Enhancements credited within 12 months of death or after
  death.
--------------------------------------------------------------------------------------------------------------------------
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
--------------------------------------------------------------------------------------------------------------------------

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment

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HARTFORD LIFE INSURANCE COMPANY
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Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.
PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit by finding  Based on the assumptions above, here is how we would do the
the greater of these two values:                              actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      $115,000
  within 12 months of death or after death; or
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us minus an         $100,000 - $8,000 = $92,000
  adjustment for any partial Surrenders.
--------------------------------------------------------------------------------------------------------------------------
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
--------------------------------------------------------------------------------------------------------------------------

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value minus any Payment Enhancements credited within 12 months of death or after death.

OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in New York, Minnesota or Washington. You cannot elect the MAV/EPB Death Benefit if you or

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32
                                                 HARTFORD LIFE INSURANCE COMPANY
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your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

   MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH        MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH
                          BENEFIT                                                       BENEFIT
--------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset           The Death Benefit will be the greatest of the Premium
Protection Death Benefit or the following three values:       Protection Death Benefit or the following two values:
--------------------------------------------------------------------------------------------------------------------------
- The total Premium Payments you have made to us minus an     - Your Maximum Anniversary Value minus any Payment
  adjustment for any partial Surrenders;                        Enhancements credited within 12 months of death or after
                                                                death; or
--------------------------------------------------------------------------------------------------------------------------
- Your Maximum Anniversary Value minus any Payment            - The Earnings Protection Benefit, which is discussed below.
  Enhancements credited within 12 months of death or after
  death; or
--------------------------------------------------------------------------------------------------------------------------
- The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------

- If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit, only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value minus any Payment Enhancements credited within 12 months of death or after death. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value minus any Payment Enhancements credited within 12 months of death or after death, on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any subsequent Premium Payments and add adjustments for any partial Surrenders made during that time. We also deduct any Payment Enhancements credited within 12 months of death or after death.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- We also deduct any Payment Enhancements credited within 12 months of death or after death; and

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any Payment Enhancements and adjustments for partial Surrenders.

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HARTFORD LIFE INSURANCE COMPANY
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We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.
Assume that:

- You made a single Premium Payment of $100,000, and you made no subsequent Premium Payments,
-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

-  Your Maximum Anniversary Value was $150,000.

Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT      MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
--------------------------------------------------------------  --------------------------------------------------------------
Asset Protection Death Benefit  $150,000                        Premium Protection Death        $115,000
(see Example above)                                             Benefit (see Example above)
--------------------------------------------------------------  --------------------------------------------------------------
The total Premium Payments you  $100,000 - $8,000 = $92,000     Your Maximum Anniversary        $150,000
have made to us minus an                                        Value; or
adjustment for any partial
Surrenders;
--------------------------------------------------------------  --------------------------------------------------------------
Your Maximum Anniversary        $150,000                        The Earnings Protection         Contract Value minus Contract
Value; or                                                       Benefit                         Value on the date you
                                                                                                purchased your Contract
                                                                                                [$115,000 - $100,000 =
                                                                                                $15,000]
                                                                                                40% of Contract gain plus
                                                                                                Contract Value [$15,000 X 40%
                                                                                                = $6,000] + $115,000 =
                                                                                                $121,000]
--------------------------------------------------------------  --------------------------------------------------------------

The Earnings Protection         Contract Value minus Contract   Death Benefit Amount            Because the Maximum
Benefit                         Value on the date you                                           Anniversary Value was the
                                purchased your Contract                                         greatest of the three values
                                [$115,000 - $100,000 =                                          compared, the Death Benefit is
                                $15,000]                                                        $150,000
                                40% of Contract gain plus
                                Contract Value [$15,000 X 40%
                                = $6,000] + $115,000 =
                                $121,000]
--------------------------------------------------------------  --------------------------------------------------------------
Death Benefit Amount            Because the Maximum
                                Anniversary Value was the
                                greatest of the four values
                                compared, the Death Benefit is
                                $150,000
--------------------------------------------------------------  --------------------------------------------------------------

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34
                                                 HARTFORD LIFE INSURANCE COMPANY
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Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN NEW YORK, MINNESOTA OR WASHINGTON

The optional Death Benefit is different for Contracts issued in New York, Minnesota or Washington. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is described below:

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS


For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Held in Tax Qualified Retirement Plans."


Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above, or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate contract value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a

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Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                       AND . . .                     THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint      The Annuitant is living or      Joint Contract Owner receives
                                Contract Owner                  deceased                        the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Designated Beneficiary
                                Contract Owner                  deceased                        receives the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Contract Owner's estate
                                Contract Owner and the          deceased                        receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    There is no named Contingent    The Contract Owner becomes the
                                                                Annuitant                       Contingent Annuitant and the
                                                                                                Contract continues. The
                                                                                                Contract Owner may waive this
                                                                                                presumption and receive the
                                                                                                Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    The Contingent Annuitant is     Contingent Annuitant becomes
                                                                living                          the Annuitant, and the
                                                                                                Contract continues.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a trust   There is no named Contingent    The Contract Owner receives
                                or other non-natural person     Annuitant                       the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives the
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives the payout at death,
                                                                if any.
----------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH, PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum

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  Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the

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38
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.


INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.


WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

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                                                                              39
HARTFORD LIFE INSURANCE COMPANY
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- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION

If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity

40
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly annuity payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.


The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 4% AIR is 0.999866%. The Annuity Unit Factor for a 5% AIR is 0.999840%. The Annuity Unit Factor for a 6% AIR is 0.999840%.


COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."


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OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these Programs.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately

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controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation. Hartford also pays trail commission which will never exceed _______.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") -- In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and 12b-1 fees, the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the variable annuity contracts ("Contracts") based on a number of factors. This additional compensation is not paid directly by you.


With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets i.e., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to, exceed, in the aggregate 0.12% of the average net assets of the Contracts attributable to a particular Financial Intermediary. A listing of Financial Intermediaries to whom the distributor makes such Additional Payments is provided below. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed $12 million per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.


DISTRIBUTION ARRANGEMENTS -- Contracts issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively "Hartford Life") are continuously offered and sold by selected broker-dealers who have selling agreements with Hartford Life. Except as discussed below, Hartford Life bears all the expenses of providing services pursuant to Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.

In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses. Such Additional Payments are generally made for the placement of the Contracts on a Financial Intermediary's list of annuity products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the annuity products and payments for providing training and information relating to the annuity product and (2) "marketing support" fees for providing assistance in promoting the sale of the annuity product. (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various annuity product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one annuity product over another annuity product. Please consult your Financial Intermediary for more information.

As of December 31, 2004 Hartford Life has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to A.G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, AMSouth Investment Services, Inc., Bancwest Investment Services, Inc., Cadaret Grant & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Cuso Financial Services, L.P., Duerr Financial Corporation, Edward D. Jones & Co., L.P., FFP Securities, Inc., Fifth Third Securities, First Citizens Investor Services, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc.,

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Harbour Investments, Inc., Heim & Young Securities, The Huntington Investment
Company, Infinex Financial Group, ING Advisors Network, Investacorp, Inc., Investment Professionals, Inc., James T. Borello & Co., Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., Legg Mason Wood Walker, Incorporated, Lincoln Financial, Linsco/Private Ledger Corp., M&T Securities, Merrill Lynch Pierce Fenner & Smith, First Montauk Securities Corp., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Incorporated, Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., NFP Securities, Inc., Parker/Hunter Incorporated, Pension Planners, PFIC Securities Corporation, Piper Jaffray & Co., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James Financial Services, RBC Dain Rauscher Inc., Securities America, Inc., Sigma Financial Corporation, Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, TFS Securities, Inc., The Investment Center, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., Uvest Financial Services Group Inc., Wachovia Securities, LLC., Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WM Financial Services, Inc., Woodbury Financial Services, Inc., XCU Capital Corporation, Inc. Hartford Life may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.


For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $50 million in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.


LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.



In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive


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damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds
II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.

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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN
TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

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 vi. In general, any amount actually received under the Contract as a Death
     Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract"

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prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior
Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

    g. ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

    h. PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

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A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.

Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

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E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is
(1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt

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employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) DISTRIBUTIONS Section 72 (t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the entire value of all benefits provided under a Contract as of the close of business on the last day of the previous calendar year. The death benefit and any optional benefits purchased under the Contract may affect the amount of the minimum required distribution that must be taken. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments if the payment structure satisfies certain rules set forth in Income Tax Regulations.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002 and in 2004, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

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For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000
  - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) =.64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payment is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 -(50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

THE ADJUSTMENT TO YOUR MAXIMUM ANNIVERSARY VALUE FOR PARTIAL SURRENDERS IS ON A DOLLAR FOR DOLLAR BASIS UP TO 10% OF TOTAL PREMIUM PAYMENTS. THE WITHDRAWAL OF $8,000 IS LESS THAN 10% OF PREMIUMS. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

                                                                              63
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.933  $  0.853
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.952  $  0.933
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               56,900    59,210
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.927  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,844        --
------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.339  $  1.329
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.377  $  1.339
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               19,481    20,120
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.181  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.197  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,677        --
------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.964  $  0.763
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.131  $  0.964
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               71,279    66,889
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.970  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.114  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,903        --
------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.818  $  0.701
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.872  $  0.818
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               10,862     9,371
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.816  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.851  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,483        --
------------------------------------------------------------------

64
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.184  $  1.027
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.309  $  1.184
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               31,048    26,639
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.978  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,706        --
------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.155  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  695        12
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.063  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.144  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  123        --
------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.962  $  0.829
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.976  $  0.962
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,378     2,171
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.952  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.954  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   84        --
------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.892  $  0.806
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.988  $  0.892
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,385     2,534
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.899  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   90        --
------------------------------------------------------------------

                                                                              65
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.776  $  0.571
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.940  $  0.776
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  452       447
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.784  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.920  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   43        --
------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.970  $  0.817
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072  $  0.970
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  837       826
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.973  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.048  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   48        --
------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.563  $  1.372
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.733  $  1.563
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,408     2,552
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.595  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.692  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   72        --
------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.712  $  0.593
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.834  $  0.712
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               10,361     7,563
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.725  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.814  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,361        --
------------------------------------------------------------------

66
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.451  $  0.354
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.450  $  0.451
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,944     4,193
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.462  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.439  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  115        --
------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.118  $  0.950
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.236  $  1.118
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,968     2,039
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.140  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.213  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  125        --
------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.083  $  0.897
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.248  $  1.083
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,037     1,090
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.102  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.224  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  176        --
------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.129  $  1.048
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.192  $  1.129
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                8,610     8,414
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.120  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.163  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  483        --
------------------------------------------------------------------

                                                                              67
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.780  $  0.680
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.847  $  0.780
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,746    13,018
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.780  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.826  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  476        --
------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.030  $  0.819
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.263  $  1.030
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,625     1,429
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.056  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.235  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  675        --
------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.667  $  0.539
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.775  $  0.667
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,098     3,627
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.321  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.475  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   52        --
------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.192  $  0.960
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.363  $  1.192
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               14,699    13,501
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.193  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.333  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  388        --
------------------------------------------------------------------

68
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.047  $  1.054
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.039  $  1.047
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               11,184    13,559
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.978  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  819        --
------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.224  $  1.225
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.253  $  1.224
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,918     7,923
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.210  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.223  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  221        --
------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.078  $  0.830
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.223  $  1.078
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,224     3,085
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.128        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.201        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  816        --
------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.630  $  0.498
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.695  $  0.630
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,009    12,608
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.008        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.061        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  235        --
------------------------------------------------------------------

                                                                              69
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.772  $  0.671
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.791  $  0.772
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               35,860    35,150
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.818        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.828        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,124        --
------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.074  $  1.093
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.078  $  1.074
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,605    15,668
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.066        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.058        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,126        --
------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.960  $  0.838
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.045  $  0.960
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,201     6,626
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.951        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.021        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  469        --
------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.109  $  0.910
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.296  $  1.109
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,209       775
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.130        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.272        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  134        --
------------------------------------------------------------------


 (a)  Inception date January 30, 2004.

 (b)  Inception date November 1, 2004.

To obtain a Statement of Additional Information for Series II and Series IIR of The Director Plus variable annuity, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

---------------------------------------------------
                                     Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                 SERIES II AND SERIES IIR OF THE DIRECTOR PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 2, 2005
Date of Statement of Additional Information: May 2, 2005


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2004: $128,053,026; 2003: $120,624,338; and 2002: $118,321,429.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.933  $  0.853
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.952  $  0.933
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               56,900    59,210
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.906  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.945  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,525        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.923  $  0.845
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.938  $  0.923
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,216       376
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.923  $  0.845
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.938  $  0.923
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               64,064    55,372
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.897  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               20,737        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.924  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               20,737        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.918  $  0.842
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.931  $  0.918
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,090     2,603
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.927  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,844        --
------------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.339  $  1.329
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.377  $  1.339
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               19,481    20,120
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.361  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.366  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,435        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.324  $  1.317
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.357  $  1.324
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  773       174
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.323  $  1.317
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.356  $  1.323
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               24,721    22,084
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.347  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.351  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               11,334        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.329  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.351  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               11,334        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.317  $  1.313
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.346  $  1.317
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,427       748
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.181  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.197  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,677        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.964  $  0.763
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.131  $  0.964
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               71,279    66,889
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.013  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.122  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,131        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.953  $  0.756
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.115  $  0.953
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,162     1,221
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.953  $  0.756
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.114  $  0.953
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               81,539    72,399
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.002  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.110  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               30,860        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.964  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.110  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               30,860        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.948  $  0.753
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.106  $  0.948
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                5,333     3,312
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.970  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.114  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,903        --
------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.818  $  0.701
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.872  $  0.818
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               10,862     9,371
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.800  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.865  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  743        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.809  $  0.695
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.860  $  0.809
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  607        52
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.809  $  0.695
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.859  $  0.809
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               11,432     9,181
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.791  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.856  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,631        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.818  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.856  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,631        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.805  $  0.693
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.852  $  0.805
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  620       396
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.816  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.851  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,483        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.184  $  1.027
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.309  $  1.184
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               31,048    26,639
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.209  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.299  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,964        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.171  $  1.017
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.291  $  1.171
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,165       166
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.171  $  1.017
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.289  $  1.171
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               43,535    37,619
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.197  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.285  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               17,332        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.170  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.285  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               17,332        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.165  $  1.014
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.280  $  1.165
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,976     1,077
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.978  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,706        --
------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.155  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  695        12
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.083  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.152  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   13        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.151  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  427        66
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.150  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  841        50
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.080  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.148  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  696        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.064  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.148  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  696        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.146  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                    8         3
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.063  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.144  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  123        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.962  $  0.829
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.976  $  0.962
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,378     2,171
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.907  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.969  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  143        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.953  $  0.823
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964  $  0.953
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  393       260
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.953  $  0.823
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.963  $  0.953
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,312     2,113
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.899  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.960  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  404        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.955  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.960  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  404        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.949  $  0.821
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.956  $  0.949
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  145        52
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.952  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.954  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   84        --
------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.892  $  0.806
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.988  $  0.892
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,385     2,534
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.940  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.981  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  102        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.882  $  0.798
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.974  $  0.882
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   27        12
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.881  $  0.798
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.974  $  0.881
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,903     2,121
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.930  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.970  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,303        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.902  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.970  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,303        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.877  $  0.796
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.966  $  0.877
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  322       150
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.899  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   90        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.776  $  0.571
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.940  $  0.776
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  452       447
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.783  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   40        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.769  $  0.567
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.929  $  0.769
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  172       133
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.769  $  0.567
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.928  $  0.769
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  916       845
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.776  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.925  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  102        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.787  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.925  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  102        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.766  $  0.565
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.921  $  0.766
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   45        24
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.784  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.920  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   43        --
------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.970  $  0.817
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072  $  0.970
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  837       826
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.973  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.064  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   71        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.961  $  0.811
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.059  $  0.961
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  649       504
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.961  $  0.811
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.058  $  0.961
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,450     1,220
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.965  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.054  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   84        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.976  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.054  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   84        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.957  $  0.809
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.050  $  0.957
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   63        60
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.973  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.048  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   48        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.563  $  1.372
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.733  $  1.563
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,408     2,552
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.559  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.720  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  358        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.546  $  1.360
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.709  $  1.546
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   78        45
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.545  $  1.359
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.708  $  1.545
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,441     2,996
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.544  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.702  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  393        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.600  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.702  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  393        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.538  $  1.356
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.695  $  1.538
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  326       270
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.595  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.692  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   72        --
------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.712  $  0.593
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.834  $  0.712
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               10,361     7,563
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.774  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.827  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,038        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.704  $  0.588
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.822  $  0.704
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  440        14
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.703  $  0.587
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.821  $  0.703
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               10,779     9,133
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.766  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.818  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,185        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.728  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.818  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,185        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.700  $  0.586
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.815  $  0.700
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  595       241
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.725  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.814  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,361        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.451  $  0.354
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.450  $  0.451
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,944     4,193
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.411  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.446  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  314        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.446  $  0.351
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.443  $  0.446
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   40     1,043
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.446  $  0.351
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.443  $  0.446
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,955     4,704
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.407  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.441  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  913        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.464  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.441  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  913        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.444  $  0.350
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.440  $  0.444
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  261       199
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.462  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.439  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  115        --
------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.118  $  0.950
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.236  $  1.118
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,968     2,039
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.142  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.229  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  223        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.111  $  0.947
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.226  $  1.111
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,386     2,738
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.111  $  0.947
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.225  $  1.111
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                9,502     8,904
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.134  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.220  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,618        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.143  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.220  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,618        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.106  $  0.944
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.215  $  1.106
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  187       109
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.140  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.213  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  125        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.083  $  0.897
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.248  $  1.083
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,037     1,090
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.133  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.241  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   31        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.077  $  0.893
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.237  $  1.077
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,279       842
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.077  $  0.893
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.236  $  1.077
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,531     5,248
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.125  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.232  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,612        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.106  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.232  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,612        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  0.891
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.227  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  260       200
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.102  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.224  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  176        --
------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.129  $  1.048
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.192  $  1.129
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                8,610     8,414
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.170  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.183  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  986        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.116  $  1.038
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.175  $  1.116
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  218        49
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.116  $  1.038
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.174  $  1.116
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               13,170    11,386
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.158  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.170  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,833        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.124  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.170  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,833        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.111  $  1.035
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.165  $  1.111
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  713       384
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.120  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.163  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  483        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.780  $  0.680
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.847  $  0.780
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,746    13,018
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.784  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.840  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,165        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.772  $  0.674
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.835  $  0.772
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  168       103
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.771  $  0.674
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.834  $  0.771
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               10,802    10,519
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.776  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.831  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,071        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.782  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.831  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,071        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.768  $  0.672
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.828  $  0.768
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  869       610
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.780  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.826  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  476        --
------------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.030  $  0.819
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.263  $  1.030
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,625     1,429
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.161  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.254  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  256        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.021  $  0.813
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.248  $  1.021
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,260     1,086
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.021  $  0.813
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.247  $  1.021
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,110     3,943
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.151  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.243  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,174        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.059  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.243  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,174        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.016  $  0.811
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.238  $  1.016
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  216       106
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.056  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.235  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  675        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.667  $  0.539
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.775  $  0.667
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,098     3,627
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.703  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.769  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  746        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.660  $  0.534
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.764  $  0.660
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  654        69
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.660  $  0.534
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.763  $  0.660
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,969     3,163
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.696  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.761  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                9,597        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.665  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.761  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                9,597        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.657  $  0.532
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.758  $  0.657
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  585       391
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.904  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.031  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,225        --
------------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.312  $  1.013
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.508  $  1.312
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,142       770
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.374  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.497  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   89        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.300  $  1.006
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.490  $  1.300
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  781       443
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.299  $  1.006
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.489  $  1.299
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,955     1,019
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.362  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.484  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  471        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.325  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.484  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  471        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.293  $  1.003
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.478  $  1.293
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  112        50
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.321  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.475  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   52        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.192  $  0.960
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.363  $  1.192
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               14,699    13,501
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.239  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.353  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  979        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.181  $  0.954
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.346  $  1.181
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                5,286     3,329
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.181  $  0.953
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.345  $  1.181
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               22,476    19,493
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.228  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.340  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,698        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.196  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.340  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,698        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.175  $  0.951
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.335  $  1.175
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,104       799
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.193  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.333  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  388        --
------------------------------------------------------------------

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.047  $  1.054
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.039  $  1.047
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               11,184    13,559
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.032  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.031  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,064        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.035  $  1.044
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.025  $  1.035
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  298        14
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.035  $  1.044
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.024  $  1.035
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                8,317     9,562
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.021  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.020  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,036        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.032  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.020  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,036        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.030  $  1.041
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.016  $  1.030
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  678       549
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.978  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  819        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.224  $  1.225
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.253  $  1.224
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,918     7,923
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.244  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.243  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  202        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.210  $  1.214
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.235  $  1.210
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   74        24
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.210  $  1.214
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.234  $  1.210
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,565     7,579
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.231  $     --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.230  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,114        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.214  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.230  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,114        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.204  $  1.210
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.225  $  1.204
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  394       162
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.210  $     --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.223  $     --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  221        --
------------------------------------------------------------------

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.078  $  0.830
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.223  $  1.078
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,224     3,085
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.099        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.217        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  139        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  0.827
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.213  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,679     2,447
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  0.827
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.212  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                9,023     6,237
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.091        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.208        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,960        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.131        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.208        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,960        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.067  $  0.825
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.203  $  1.067
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  502       307
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.128        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.201        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  816        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.630  $  0.498
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.695  $  0.630
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,009    12,608
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.628        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.690        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,146        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.623  $  0.493
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.685  $  0.623
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  169       100
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.623  $  0.493
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.685  $  0.623
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,181    12,015
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.621        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.682        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,230        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.646        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.682        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,230        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.620  $  0.492
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.680  $  0.620
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  837       592
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.008        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.061        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  235        --
------------------------------------------------------------------

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.772  $  0.671
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.791  $  0.772
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               35,860    35,150
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.738        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.784        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,280        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.763  $  0.664
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.779  $  0.763
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,108       171
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.763  $  0.664
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.779  $  0.763
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               27,553    24,309
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.730        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.776        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               13,267        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.764        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.776        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               13,267        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.760  $  0.662
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.773  $  0.760
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,653     1,147
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.818        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.828        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,124        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.074  $  1.093
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.078  $  1.074
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,605    15,668
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.077        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  639        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.068  $  1.089
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.069  $  1.068
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,623     2,867
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.068  $  1.089
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.068  $  1.068
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               27,469    29,237
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.069        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.064        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,350        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.069        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.064        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,350        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.063  $  1.086
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.060  $  1.063
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  476       393
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.066        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.058        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,126        --
------------------------------------------------------------------

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.960  $  0.838
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.045  $  0.960
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,201     6,626
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.967        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.037        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  303        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.951  $  0.831
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.032  $  0.951
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,587     1,162
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.951  $  0.831
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.031  $  0.951
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                8,748     7,298
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.959        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.027        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,257        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.954        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.027        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,257        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.946  $  0.829
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.023  $  0.946
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  456       231
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.951        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.021        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  469        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.109  $  0.910
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.296  $  1.109
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,209       775
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.164        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.289        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                    8        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.103  $  0.907
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.285  $  1.103
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  733       272
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.102  $  0.907
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.284  $  1.102
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,924     2,892
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.156        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.279        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,334        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.133        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.279        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,334        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.097  $  0.904
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.274  $  1.097
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  218        70
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.130        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.272        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  134        --
------------------------------------------------------------------



 (a)  Inception date January 30, 2004.

 (b)  Inception date November 1, 2004.

                                    PART A

AMSOUTH VARIABLE ANNUITY PLUS
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series II and Series IIR of AmSouth Variable Annuity Plus variable annuity. Please read it carefully before you purchase your variable annuity.

We call this annuity AmSouth Variable Annuity Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

AmSouth Variable Annuity Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- AMSOUTH CAPITAL GROWTH FUND SUB-ACCOUNT which purchases shares of the AmSouth Capital Growth Fund of the Variable Insurance Funds

- AMSOUTH SELECT EQUITY FUND SUB-ACCOUNT which purchases shares of the AmSouth Select Equity Fund of the Variable Insurance Funds

- AMSOUTH VALUE FUND SUB-ACCOUNT which purchases shares of the AmSouth Value Fund of the Variable Insurance Funds

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.


- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income HLS Fund Sub-Account) which purchases Class IB shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.


- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.


- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.



- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.


- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.


- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.



- HARTFORD TOTAL RETURN BOND HLS FUND SUB-ACCOUNT (formerly Hartford Bond HLS Fund Sub-Account) which purchases Class IB shares of Hartford Total Return Bond HLS Fund (formerly Hartford Bond HLS Fund) of Hartford Series Fund, Inc.



- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.



- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.



- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.


You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
--------------------------------------------------------------------------------
THE DATE OF THIS PROSPECTUS IS MAY 2, 2005
THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS MAY 2, 2005

                                                                               3
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   4
--------------------------------------------------------------------------------
FEE TABLES                                                                    6
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                    9
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 10
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            10
--------------------------------------------------------------------------------
  The Separate Account                                                       10
--------------------------------------------------------------------------------
  The Funds                                                                  11
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              13
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   14
--------------------------------------------------------------------------------
THE CONTRACT                                                                 15
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               15
--------------------------------------------------------------------------------
  Charges and Fees                                                           21
--------------------------------------------------------------------------------
  The Hartford's Principal First and The Hartford's Principal First
  Preferred                                                                  24
--------------------------------------------------------------------------------
  Death Benefit                                                              28
--------------------------------------------------------------------------------
  Surrenders                                                                 37
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              39
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     42
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            42
--------------------------------------------------------------------------------
  Legal Matters                                                              44
--------------------------------------------------------------------------------
  More Information                                                           45
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   45
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     51
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           52
--------------------------------------------------------------------------------
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                     56
--------------------------------------------------------------------------------
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   62
--------------------------------------------------------------------------------
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES          63
--------------------------------------------------------------------------------
APPENDIX V -- ACCUMULATION UNIT VALUES                                       64
--------------------------------------------------------------------------------

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.


BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford's Principal First and The Hartford's Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a Premium Payment is made. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      8%
---------------------------------------------------------
    Second Year                                         8%
---------------------------------------------------------
    Third Year                                          8%
---------------------------------------------------------
    Fourth Year                                         8%
---------------------------------------------------------
    Fifth Year                                          7%
---------------------------------------------------------
    Sixth Year                                          6%
---------------------------------------------------------
    Seventh Year                                        5%
---------------------------------------------------------
    Eighth Year                                         4%
---------------------------------------------------------
    Ninth Year                                          0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.45%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.45%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    MAV/EPB Death Benefit Charge (4)                 0.30%
---------------------------------------------------------
    The Hartford's Principal First Charge (5)        0.50%
---------------------------------------------------------
    The Hartford's Principal First Preferred
     Charge (5)                                      0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges (6)                        2.25%
---------------------------------------------------------



(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.



(4) The MAV/EPB Death Benefit is not available for Contracts issued in New York, Minnesota or Washington. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in New York, Minnesota or Washington. The charge is 0.30% of average daily Sub-Account Value.



(5) You may choose either The Hartford's Principal First or The Hartford's Principal First Preferred. You cannot choose both.



(6) Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.


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HARTFORD LIFE INSURANCE COMPANY
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THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED
BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.68%      1.46%
--------------------------------------------------------------


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8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED AND DOES NOT REFLECT ANY PAYMENT ENHANCEMENTS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                              $1,279
---------------------------------------------------------
3 years                                             $2,314
---------------------------------------------------------
5 years                                             $3,252
---------------------------------------------------------
10 years                                            $5,163
---------------------------------------------------------



(2) If you annuitize at the end of the applicable time period:



1 year                                              $ 514
---------------------------------------------------------
3 years                                             $1,553
---------------------------------------------------------
5 years                                             $2,587
---------------------------------------------------------
10 years                                            $5,155
---------------------------------------------------------



(3) If you do not Surrender your Contract:



1 year                                              $ 521
---------------------------------------------------------
3 years                                             $1,560
---------------------------------------------------------
5 years                                             $2,595
---------------------------------------------------------
10 years                                            $5,163
---------------------------------------------------------


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       8%
----------------------------------------------
         5                       7%
----------------------------------------------
         6                       6%
----------------------------------------------
         7                       5%
----------------------------------------------
         8                       4%
----------------------------------------------
     9 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than eight years

X  Payment Enhancements or earnings

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the underlying Funds. See the Funds' prospectus accompanying this prospectus for more complete information.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred is an option that can be elected at an additional charge. If you elect The Hartford's Principal First Preferred, we will deduct an additional charge

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10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
  on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Option.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. We will issue your Contract with the Asset Protection Death Benefit unless you choose the Premium Protection Death Benefit.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            2/15/05        A+  Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                        2/15/05       AA   Financial strength
---------------------------------------------------------------------------------
 Fitch                                    2/15/05       AA   Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

AmSouth Capital Growth Fund, AmSouth Select Equity Fund and AmSouth Value Fund are series of the Variable Insurance Funds, a Massachusetts business trust, which is registered with the Securities and Exchange Commission as an open-end management investment company. The AmSouth Value Fund is a diversified series, while the AmSouth Capital Growth Fund and AmSouth Select Equity Fund are non-diversified. AmSouth Asset Management, Inc., whose address is 1901 Sixth Avenue North, Birmingham, Alabama 35203, serves as the investment adviser. Oakbrook Investments, LLC whose address is 701 Warrenville Road, Suite 335, Lisle, Illinois 60532, serves as the investment sub-adviser of AmSouth Select Equity Fund.

The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Fortis Growth Stock Series, Fortis Aggressive Growth Series, Fortis U.S. Government Securities Series, and Fortis Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

AMSOUTH CAPITAL GROWTH FUND -- Seeks capital growth. Under normal market conditions, the Fund will primarily invest in equity securities of U.S. companies with market capitalizations of at least $500 million.

AMSOUTH SELECT EQUITY FUND -- Seeks to provide long-term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities, consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks, of companies with market capitalizations that are greater than $2 billion at the time of purchase.

AMSOUTH VALUE FUND -- Seeks capital growth, with current income as an incidental objective. Under normal market conditions, the Fund will invest 80% of its assets in a diversified portfolio of equity securities that the adviser believes to be undervalued.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management Company, LLP.

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


HARTFORD GLOBAL COMMUNICATIONS HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value.) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


HARTFORD GLOBAL TECHNOLOGY HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.


HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital. Sub-advised by Wellington Management Company, LLP.



HARTFORD MIDCAP VALUE HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by Hartford Investment Management Company.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and

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variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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If applicable, the Sub-Accounts may advertise yield in addition to total return.
The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

The Fixed Accumulation Feature is currently not available.

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-Month and 12-Month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future, Hartford may offer interest rates specific to the Transfer Programs.

Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer

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HARTFORD LIFE INSURANCE COMPANY
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Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of the Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are 6 months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series II of the Contract was sold before January 30, 2004. Series IIR of the Contract is sold on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll

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                                                 HARTFORD LIFE INSURANCE COMPANY
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in our InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payments that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CALIFORNIA SENIORS -- THE SENIOR PROTECTION PROGRAM

Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

- Elect the Senior Protection Program, or

- Elect to immediately allocate the initial Premium Payments to the other investment options.

Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.

If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.


You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account value from the Hartford Money Market HLS Fund Sub-Account to another investment option.


When you terminate your participation in the Senior Protection Program:

- You may reallocate your Contract Value in the Program to other investment options; or

- we will automatically reallocate your Account value in the Program according to your original instructions 35 days after your initial Premium Payment.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

X 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

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- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.

You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. HARTFORD LIMITS EACH CONTRACT OWNER TO ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

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HARTFORD LIFE INSURANCE COMPANY
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Hartford attempts to curb frequent transfers in the following ways:



X  20 Transfer Rule;


X  Abusive Trading Policy; and

X  Third Party Transfer Service Agreements.


THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.


We actively monitor Contract Owner's compliance with this policy. Our computer system will automatically send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, the computer system will not allow you to do another Sub-Account transfer by telephone, voice recording unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated. Even though we have an Abusive Transfer Policy, there is the risk that the underlying Fund may not be able to identify abusive transfers because we net Sub-Account transfers.


THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. We do not currently require Contract Owners or others to sign these agreements. However, if we believe that these agreements may help curb frequent transfers, or for any other reason, we may, without notice, begin requiring these agreements again.


ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Trading Policy do not apply to all Contract Owners and do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule and the Abusive Trading Policy do not apply to certain Contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit its Contract Owners' Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.


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20
                                                 HARTFORD LIFE INSURANCE COMPANY
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- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule. There are also some Third Party Transfer Service Agreements that are customized for certain brokers that contain transfer limitations that are also more restrictive than the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

We print the prospectus for the variable annuity together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or the Contract issue

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                                                                              21
HARTFORD LIFE INSURANCE COMPANY
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  date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfers from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       8%
----------------------------------------------
         5                       7%
----------------------------------------------
         6                       6%
----------------------------------------------
         7                       5%
----------------------------------------------
         8                       4%
----------------------------------------------
     9 or more                   0%
----------------------------------------------

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                                                 HARTFORD LIFE INSURANCE COMPANY
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SURRENDER ORDER -- During the first eight Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium
Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the eighth Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than eight years, then from the Payment Enhancements credited for more than eight years, then from Premium Payments invested for less than eight years and then from the Payment Enhancements credited for less than eight years. Only Premium Payments invested for less than eight years are subject to a Contingent Deferred Sales Charge.

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

If you purchase your Contract in Connecticut or Pennsylvania, the percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       7%
----------------------------------------------
         5                       6%
----------------------------------------------
         6                       5%
----------------------------------------------
         7                       4%
----------------------------------------------
         8                       3%
----------------------------------------------
     9 or more                   0%
----------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first eight Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

- have owned the Contract continuously since it was issued,

- provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home. In

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HARTFORD LIFE INSURANCE COMPANY
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addition, if you request a full or partial Surrender during confinement, we will deduct from your Contract Value any Payment Enhancements credited during the time you were confined.

This waiver may not be available in all states.


- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.


- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR THE HARTFORD'S PRINCIPAL FIRST PREFERRED BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of the Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a

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24
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford Line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. This is an annual charge that is deducted daily.

PAYMENT ENHANCEMENTS

REDUCED FEES AND CHARGES

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES, THE ANNUAL MAINTENANCE FEE AND CHARGES FOR OPTIONAL BENEFITS, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

ELECTING THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

You may elect either The Hartford's Principal First or The Hartford's Principal First Preferred. This means if you elect The Hartford's Principal First you will never be able to elect The Hartford's Principal First Preferred. Likewise, if you elect The Hartford's Principal First Preferred you will never be able to elect The Hartford's Principal First.

Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.

You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated.

OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a

                                                                              25
HARTFORD LIFE INSURANCE COMPANY
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guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

Please note:

- Your Benefit Amount can never be more than $5 million dollars.

- Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment for The Hartford's Principal First is equal to 7% of the initial Benefit Amount. The Benefit Payment for The Hartford's Principal First Preferred is equal to 5% of the initial Benefit Amount.

BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.

Please note -- If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after purchase your Contract, we count one year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.

The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

If you change the ownership or assign this Contract to someone other than your spouse within 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment; or

- The Contract Value at the time of the ownership change or assignment.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by a percentage of the amount of the subsequent Premium Payment (7% for The Hartford's Principal First or 5% for The Hartford's Principal First Preferred).

SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have

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26
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.

KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences you should consider when deciding which benefit to choose.

                FEATURES                       THE HARTFORD'S PRINCIPAL FIRST       THE HARTFORD'S PRINCIPAL FIRST PREFERRED
----------------------------------------------------------------------------------------------------------------------------
Charge                                    0.50% of Sub-Account Value                0.20% of Sub-Account Value
----------------------------------------------------------------------------------------------------------------------------
Benefit Payment                           7% of Benefit Amount                      5% of Benefit Amount
----------------------------------------------------------------------------------------------------------------------------
Revocability                              - Irrevocable.                            - Revocable anytime after the 5th
                                                                                      Contract Year or the 5th anniversary
                                                                                      of the date you added The Hartford's
                                                                                      Principal First Preferred to your
                                                                                      Contract.
                                          - Charge continues to be deducted until   - Charge will terminate if The
                                            we begin to make annuity payouts.         Hartford's Principal First Preferred
                                                                                      is cancelled.
----------------------------------------------------------------------------------------------------------------------------
Step Up                                   - After the 5th Contract Year, every      - Not Available.
                                          five years thereafter.
----------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age                         - Non-Qualified & Roth IRA -- same as     - Non-Qualified & Roth IRA -- same as
                                            maximum Contract issue age.*              maximum Contract issue age.*
                                          - IRA/Qualified -- Age 80                 - IRA/Qualified -- Age 70
----------------------------------------------------------------------------------------------------------------------------
Investment Restrictions                   - None                                    - You are not permitted to transfer more
                                                                                      than 10% of your Contract Value as of
                                                                                      your last Contract Anniversary between
                                                                                      certain investment options. This
                                                                                      restriction is not currently enforced.
----------------------------------------------------------------------------------------------------------------------------
Spousal Continuation                      - Available                               - Available
----------------------------------------------------------------------------------------------------------------------------

*For more information on the maximum Contract issue age please see the Section "How do I purchase the Contract."
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HARTFORD LIFE INSURANCE COMPANY
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THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS


If you elect The Hartford's Principal First Preferred you are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value The Hartford's Principal First Preferred will automatically terminate and all Benefit Payments and The Hartford's Principal First Preferred charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days written notice when we elect to enforce this investment transfer restriction. For Contracts issued in the state of Connecticut there are no investments restrictions.



NON-GROWTH SUB-ACCOUNTS                                            GROWTH SUB-ACCOUNTS
------------------------------------------------------------------------------------------------------
AmSouth Value Fund                                  AmSouth Capital Growth
AmSouth Select Equity Fund                          Fund
Hartford Advisers HLS Fund                          Hartford Global Advisers
Hartford Bond HLS Fund                              HLS Fund
Hartford Capital Appreciation                       Hartford Global Leaders HLS
  HLS Fund                                          Fund
Hartford Disciplined Equity                         Hartford Growth HLS Fund
  HLS Fund                                          Hartford Growth
Hartford Dividend and                               Opportunities HLS Fund
  Growth HLS Fund                                   Hartford International Capital
Hartford Equity Income HLS                          Appreciation HLS Fund
  Fund                                              Hartford SmallCap Growth
Hartford Focus HLS Fund                             HLS Fund
Hartford High Yield HLS
  Fund
Hartford Index HLS Fund
Hartford International
  Opportunities HLS Fund
Hartford International Small
  Company HLS Fund
Hartford Money Market HLS
  Fund
Hartford Mortgage Securities
  HLS Fund
Hartford Stock HLS Fund
Hartford U.S. Government
  Securities HLS Fund
Hartford Value HLS Fund
Hartford Value Opportunities
  HLS Fund
------------------------------------------------------------------------------------------------------


REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION

The Hartford's Principal First and The Hartford's Principal First Preferred may not be available in all states or through all broker-dealers.

The Hartford's Principal First Preferred is only available to Contracts issued on or after November 1, 2004.

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28
                                                 HARTFORD LIFE INSURANCE COMPANY
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If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equal or exceed $100,000.


For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older. The Hartford's Principal First Preferred cannot be elected if the Contract Owner or Annuitant is age 71 or older.

We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.

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HARTFORD LIFE INSURANCE COMPANY
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THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN
THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD DEATH
BENEFIT
CHOICES                                 SUMMARY                                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------------

Asset           Not available if you elect the Premium Protection Death   This Death Benefit is the greatest of:
Protection      Benefit.                                                  X Contract Value, minus any Payment Enhancements
Death Benefit   No extra charge.                                            credited within 12 months of death or after death; or
                If you do not elect a Death Benefit, we will issue your   X Contract Value minus any Payment Enhancements credited
                Contract with the Asset Protection Death Benefit.           within 12 months of death or after death, PLUS 25% of
                                                                            the total Premium Payments excluding any subsequent
                                                                            Premium Payments we receive within 12 months of death
                                                                            or after death. Premium Payments are adjusted for any
                                                                            partial Surrenders; or
                                                                          X Contract Value minus any Payment Enhancements credited
                                                                            within 12 months of death or after death, PLUS 25% of
                                                                            your Maximum Anniversary Value minus any subsequent
                                                                            Premium Payments received and Payment Enhancements
                                                                            credited within 12 months of death or after death.
                                                                          This Death Benefit cannot exceed the greatest of:
                                                                          X Contract Value minus any Payment Enhancements credited
                                                                            within 12 months of death or after death; or
                                                                          X Total Premium Payments adjusted for any partial
                                                                            Surrenders; or
                                                                          X Your Maximum Anniversary Value minus any Payment
                                                                            Enhancements credited within 12 months of death or
                                                                            after death.
----------------------------------------------------------------------------------------------------------------------------------
Premium         Not available if you elect the Asset Protection Death     This Death Benefit is the greater of:
Protection      Benefit.                                                  X Contract Value minus any Payment Enhancements credited
Death Benefit   No extra charge.                                            within 12 months of death or after death; or
                You cannot choose this Death Benefit if either you or     X Total Premium Payments you have made to us minus an
                your Annuitant are 76 years old or older.                   adjustment for any partial Surrenders.
----------------------------------------------------------------------------------------------------------------------------------

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30
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

OPTIONAL DEATH
BENEFIT                                 SUMMARY                                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------------

MAV/EPB Death   Optional Death Benefit that is available for an           If you elect this Death Benefit with the Asset
Benefit         additional annual charge equal to 0.30% of your Contract  Protection Death Benefit, your Death Benefit will be the
                Value invested in the Sub-Accounts and is deducted        greatest of:
                daily.                                                    X The Asset Protection Death Benefit described above;
                Only available upon purchase.                             X The total Premium Payments you have made to us
                May elect in addition to either the Asset Protection        adjusted for any partial Surrenders;
                Death Benefit or the Premium Protection Death Benefit.    X Your Maximum Anniversary Value minus any Payment
                The Death Benefit will be the same regardless of whether    Enhancements credited within 12 months of death or
                you elect the Asset Protection Death Benefit or the         after death; or
                Premium Protection Death Benefit.                         X The Earnings Protection Benefit.
                You cannot choose this Death Benefit by itself.           If you elect this Death Benefit with the Premium
                You cannot choose this Death Benefit if you or your       Protection Death Benefit, your Death Benefit will be the
                Annuitant are 76 years old or older.                      greatest of:
                                                                          X The Premium Protection Death Benefit described above;
                                                                          X Your Maximum Anniversary Value minus any Payment
                                                                            Enhancements credited within 12 months of death or
                                                                            after death; or
                                                                          X The Earnings Protection Benefit.
----------------------------------------------------------------------------------------------------------------------------------

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HARTFORD LIFE INSURANCE COMPANY
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ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000. You made no subsequent Premium Payments.

-  In your fourth Contract Year, you made a partial Surrender of $8,000.

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

-  Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding    Based on the assumptions above, here is how we would do the
the greatest of these three values:                           actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      Contract Value equals $115,000.
  within 12 months of death or after death or
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
  within 12 months of death or after death, PLUS 25% of the
  total Premium Payments excluding any subsequent Premium
  Payments we receive within 12 months of death or after
  death. Premium Payments are adjusted for any partial
  Surrenders; or
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      $115,000 + [25 % ($150,000)] = $152,500.
  within 12 months of death or after death, PLUS 25% of your
  Maximum Anniversary Value minus any subsequent Premium
  Payments received and Payment Enhancements credited within
  12 months of death or after death.
--------------------------------------------------------------------------------------------------------------------------
THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH
BENEFIT MAXIMUM.
--------------------------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
The Asset Protection Death Benefit cannot exceed the          Based on the assumptions above, here is the calculation of
greatest of:                                                  the Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      - Contract Value is $115,000,
  within 12 months of death or after death;
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us, adjusted for    - Total Premium Payments you have made to us minus an
  any partial Surrenders; or                                    adjustment for any partial Surrenders [$100,000 - $8,000 =
                                                                $92,000], or
--------------------------------------------------------------------------------------------------------------------------
X Your Maximum Anniversary Value minus any Payment            - Your Maximum Anniversary Value is $150,000.
  Enhancements credited within 12 months of death or after
  death.
--------------------------------------------------------------------------------------------------------------------------
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
--------------------------------------------------------------------------------------------------------------------------

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment

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32
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.
PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit by finding  Based on the assumptions above, here is how we would do the
the greater of these two values:                              actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      $115,000
  within 12 months of death or after death; or
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us minus an         $100,000 - $8,000 = $92,000
  adjustment for any partial Surrenders.
--------------------------------------------------------------------------------------------------------------------------
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
--------------------------------------------------------------------------------------------------------------------------

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders"

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value minus any Payment Enhancements credited within 12 months of death or after death.

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HARTFORD LIFE INSURANCE COMPANY
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OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in New York, Minnesota or Washington. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.
You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT
This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

   MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH        MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH
                          BENEFIT                                                       BENEFIT
--------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset           The Death Benefit will be the greatest of the Premium
Protection Death Benefit or the following three values:       Protection Death Benefit or the following two values:
--------------------------------------------------------------------------------------------------------------------------
- The total Premium Payments you have made to us minus an     - Your Maximum Anniversary Value minus any Payment
  adjustment for any partial Surrenders;                        Enhancements credited within 12 months of death or after
                                                                death; or
--------------------------------------------------------------------------------------------------------------------------
- Your Maximum Anniversary Value minus any Payment            - The Earnings Protection Benefit, which is discussed below.
  Enhancements credited within 12 months of death or after
  death; or
--------------------------------------------------------------------------------------------------------------------------
- The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------

- If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit, only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value minus any Payment Enhancements credited within 12 months of death or after death. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:
- Your Contract Value minus any Payment Enhancements credited within 12 months of death or after death, on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any subsequent Premium Payments and add adjustments for any partial Surrenders made during that time. We also deduct any Payment Enhancements credited within 12 months of death or after death.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

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                                                 HARTFORD LIFE INSURANCE COMPANY
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- We also deduct any Payment Enhancements credited within 12 months of death or after death; and

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any Payment Enhancements and adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.
Assume that:

- You made a single Premium Payment of $100,000, and you made no subsequent Premium Payments,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

-  Your Maximum Anniversary Value was $150,000.

Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT      MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
--------------------------------------------------------------  --------------------------------------------------------------
Asset Protection Death Benefit  $150,000                        Premium Protection Death        $115,000
(see Example above)                                             Benefit (see Example above)
--------------------------------------------------------------  --------------------------------------------------------------
The total Premium Payments you  $100,000 - $8,000 = $92,000     Your Maximum Anniversary        $150,000
have made to us minus an                                        Value; or
adjustment for any partial
Surrenders;
--------------------------------------------------------------  --------------------------------------------------------------

Your Maximum Anniversary        $150,000                        The Earnings Protection         Contract Value minus Contract
Value; or                                                       Benefit                         Value on the date you
                                                                                                purchased your Contract
                                                                                                [$115,000 - $100,000 =
                                                                                                $15,000]
                                                                                                40% of Contract gain plus
                                                                                                Contract Value [$15,000 X 40%
                                                                                                = $6,000] + $115,000 =
                                                                                                $121,000]
--------------------------------------------------------------  --------------------------------------------------------------

The Earnings Protection         Contract Value minus Contract   Death Benefit Amount            Because the Maximum
Benefit                         Value on the date you                                           Anniversary Value was the
                                purchased your Contract                                         greatest of the three values
                                [$115,000 - $100,000 =                                          compared, the Death Benefit is
                                $15,000]                                                        $150,000
                                40% of Contract gain plus
                                Contract Value [$15,000 X 40%
                                = $6,000] + $115,000 =
                                $121,000]
--------------------------------------------------------------  --------------------------------------------------------------
Death Benefit Amount            Because the Maximum
                                Anniversary Value was the
                                greatest of the four values
                                compared, the Death Benefit is
                                $150,000
--------------------------------------------------------------  --------------------------------------------------------------

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HARTFORD LIFE INSURANCE COMPANY
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Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN NEW YORK, MINNESOTA OR WASHINGTON

The optional Death Benefit is different for Contracts issued in New York, Minnesota or Washington. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is described below:

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS


For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."


Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above, or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate contract value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a

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                                                 HARTFORD LIFE INSURANCE COMPANY
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Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                       AND . . .                     THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint      The Annuitant is living or      Joint Contract Owner receives
                                Contract Owner                  deceased                        the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Designated Beneficiary
                                Contract Owner                  deceased                        receives the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Contract Owner's estate
                                Contract Owner and the          deceased                        receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    There is no named Contingent    The Contract Owner becomes the
                                                                Annuitant                       Contingent Annuitant and the
                                                                                                Contract continues. The
                                                                                                Contract Owner may waive this
                                                                                                presumption and receive the
                                                                                                Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    The Contingent Annuitant is     Contingent Annuitant becomes
                                                                living                          the Annuitant, and the
                                                                                                Contract continues.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a trust   There is no named Contingent    The Contract Owner receives
                                or other non-natural person     Annuitant                       the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner.
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives the
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives the payout at death,
                                                                if any.
----------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH, PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum

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                                                 HARTFORD LIFE INSURANCE COMPANY
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  Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

Completing a power of attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

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HARTFORD LIFE INSURANCE COMPANY
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INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

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For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION

If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the

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right to change the frequency to bring the Annuity Payout up to at least $50.
For Contracts issued in New York, the minimum monthly annuity payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.


The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 4% AIR is 0.999866%. The Annuity Unit Factor for a 5% AIR is 0.999840%. The Annuity Unit Factor for a 6% AIR is 0.999840%.


COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restrictions policies. For more information on Sub-Account transfer restrictions, please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."


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OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these Programs.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately

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controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.


Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation. Hartford also pays trail
commission which will never exceed       .


ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") -- In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and 12b-1 fees, the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the variable annuity contracts ("Contracts") based on a number of factors. This additional compensation is not paid directly by you.


With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets i.e., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to, exceed, in the aggregate 0.12% of the average net assets of the Contracts attributable to a particular Financial Intermediary. A listing of Financial Intermediaries to whom the distributor makes such Additional Payments is provided below. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed $12 million per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.


DISTRIBUTION ARRANGEMENTS -- Contracts issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively "Hartford Life") are continuously offered and sold by selected broker-dealers who have selling agreements with Hartford Life. Except as discussed below, Hartford Life bears all the expenses of providing services pursuant to Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.

In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses. Such Additional Payments are generally made for the placement of the Contracts on a Financial Intermediary's list of annuity products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the annuity products and payments for providing training and information relating to the annuity product and (2) "marketing support" fees for providing assistance in promoting the sale of the annuity product. (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various annuity product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one annuity product over another annuity product. Please consult your Financial Intermediary for more information.

As of December 31, 2004 Hartford Life has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to A.G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, AMSouth Investment Services, Inc., Bancwest Investment Services, Inc., Cadaret Grant & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Cuso Financial Services, L.P., Duerr Financial Corporation, Edward D. Jones & Co., L.P., FFP Securities, Inc., Fifth Third Securities, First Citizens Investor Services, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc.,

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Harbour Investments, Inc., Heim & Young Securities, The Huntington Investment
Company, Infinex Financial Group, ING Advisors Network, Investacorp, Inc., Investment Professionals, Inc., James T. Borello & Co., Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., Legg Mason Wood Walker, Incorporated, Lincoln Financial, Linsco/Private Ledger Corp., M&T Securities, Merrill Lynch Pierce Fenner & Smith, First Montauk Securities Corp., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Incorporated, Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., NFP Securities, Inc., Parker/Hunter Incorporated, Pension Planners, PFIC Securities Corporation, Piper Jaffray & Co., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James Financial Services, RBC Dain Rauscher Inc., Securities America, Inc., Sigma Financial Corporation, Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, TFS Securities, Inc., The Investment Center, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., Uvest Financial Services Group Inc., Wachovia Securities, LLC., Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WM Financial Services, Inc., Woodbury Financial Services, Inc., XCU Capital Corporation, Inc. Hartford Life may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.


For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $250 million in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.


LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.



In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive


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damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds
II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.

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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN
TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

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HARTFORD LIFE INSURANCE COMPANY
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 vi. In general, any amount actually received under the Contract as a Death
     Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract"

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                                                 HARTFORD LIFE INSURANCE COMPANY
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prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior
Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract."
As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

    g. ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

    h. PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

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A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.

Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

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E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is
(1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt

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employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72 (t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the entire value of all benefits provided under a Contract as of the close of business on the last day of the previous calendar year. The death benefit and any optional benefits purchased under the Contract may affect the amount of the minimum required distribution that must be taken. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments if the payment structure satisfies certain rules set forth in Income Tax Regulations.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002 and in 2004, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

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For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25%
  ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 -(50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) =.64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payment is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 -(50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

60
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

- Minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

                                                                              61
HARTFORD LIFE INSURANCE COMPANY
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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

62
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                              63
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

64
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMSOUTH CAPITAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.802  $  0.703
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.826  $  0.802
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,851     2,194
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.798        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.808        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   --        --
------------------------------------------------------------------
AMSOUTH SELECT EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.408  $  1.223
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.521  $  1.408
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,464     6,882
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.394        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.486        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                    9        --
------------------------------------------------------------------
AMSOUTH VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.830  $  0.744
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.942  $  0.830
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                9,304    10,000
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.832        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.920        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   --        --
------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.933  $  0.853
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.952  $  0.933
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               56,900    59,210
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.927        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,844        --
------------------------------------------------------------------

                                                                              65
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.339  $  1.329
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.377  $  1.339
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               19,481    20,120
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.181        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.197        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,677        --
------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.964  $  0.763
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.131  $  0.964
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               71,279    66,889
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.970        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.114        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,903        --
------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.818  $  0.701
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.872  $  0.818
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               10,862     9,371
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.816        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.851        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,483        --
------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.184  $  1.027
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.309  $  1.184
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               31,048    26,639
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.978        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,706        --
------------------------------------------------------------------

66
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.155  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  695        12
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.063        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.144        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  123        --
------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.962  $  0.829
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.976  $  0.962
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,378     2,171
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.952        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.954        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   84        --
------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.892  $  0.806
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.988  $  0.892
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,385     2,534
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.899        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   90        --
------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.776  $  0.571
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.940  $  0.776
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  452       447
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.784        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.920        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   43        --
------------------------------------------------------------------

                                                                              67
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.970  $  0.817
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072  $  0.970
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  837       826
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.973        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.048        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   48        --
------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.563  $  1.372
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.733  $  1.563
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,408     2,552
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.595        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.692        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   72        --
------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.712  $  0.593
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.834  $  0.712
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               10,361     7,563
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.725        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.814        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,361        --
------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.451  $  0.354
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.450  $  0.451
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,944     4,193
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.462        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.439        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  115        --
------------------------------------------------------------------

68
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.118  $  0.950
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.236  $  1.118
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,968     2,039
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.140        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.213        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  125        --
------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.083  $  0.897
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.248  $  1.083
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,037     1,090
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.102        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.224        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  176        --
------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.129  $  1.048
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.192  $  1.129
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                8,610     8,414
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.120        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.163        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  483        --
------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.780  $  0.680
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.847  $  0.780
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,746    13,018
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.780        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.826        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  476        --
------------------------------------------------------------------

                                                                              69
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.030  $  0.819
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.263  $  1.030
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,625     1,429
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.056        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.235        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  675        --
------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.667  $  0.539
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.775  $  0.667
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,098     3,627
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.904        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.031        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,225        --
------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.312  $  1.013
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.508  $  1.312
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,142       770
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.321        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.475        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   52        --
------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.192  $  0.960
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.363  $  1.192
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               14,699    13,501
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.193        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.333        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  388        --
------------------------------------------------------------------

70
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.047  $  1.054
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.039  $  1.047
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               11,184    13,559
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.978        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  819        --
------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.224  $  1.225
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.253  $  1.224
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,918     7,923
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.210        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.223        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  221        --
------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.078  $  0.830
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.223  $  1.078
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,224     3,085
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.128        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.201        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  816        --
------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.630  $  0.498
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.695  $  0.630
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,009    12,608
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.008        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.061        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  235        --
------------------------------------------------------------------

                                                                              71
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.772  $  0.671
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.791  $  0.772
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               35,860    35,150
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.818        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.828        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,124        --
------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.074  $  1.093
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.078  $  1.074
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,605    15,668
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.066        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.058        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,126        --
------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.960  $  0.838
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.045  $  0.960
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,201     6,626
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.951        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.021        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  469        --
------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.109  $  0.910
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.296  $  1.109
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,209       775
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.130        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.272        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  134        --
------------------------------------------------------------------


 (a)  Inception date January 30, 2004.

 (b)  Inception date November 1, 2004.

To obtain a Statement of Additional Information for Series II and Series IIR of AmSouth Variable Annuity Plus variable annuity, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for AmSouth Variable Annuity Plus variable annuity to me at the following address:


---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
           SERIES II AND SERIES IIR OF AMSOUTH VARIABLE ANNUITY PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 2, 2005
Date of Statement of Additional Information: May 2, 2005


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2004: $128,053,026; 2003: $120,624,338; and 2002: $118,321,429.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMSOUTH CAPITAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.802  $  0.703
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.826  $  0.802
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,851     2,194
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.771        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.820        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  417        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.798  $  0.700
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.819  $  0.798
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,518     2,364
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.795  $  0.698
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.816  $  0.795
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,354     2,573
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.766        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.815        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  920        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.802        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.815        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  920        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.791  $  0.696
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.810  $  0.791
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  164       156
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.798        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.808        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   --        --
------------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMSOUTH SELECT EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.408  $  1.223
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.521  $  1.408
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,464     6,882
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.416        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.509        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  665        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.398  $  1.216
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.506  $  1.398
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,018     2,201
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.393  $  1.212
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.500  $  1.393
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                5,751     5,158
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.407        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.499        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,066        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.403        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.499        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,066        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.386  $  1.209
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.488  $  1.386
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  172       139
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.394        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.486        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                    9        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMSOUTH VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.830  $  0.744
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.942  $  0.830
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                9,304    10,000
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.868        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.935        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  792        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.824  $  0.740
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.933  $  0.824
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,196     3,348
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.821  $  0.737
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.929  $  0.821
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,148     3,395
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.862        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.928        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  886        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.837        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.928        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  886        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.817  $  0.735
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.922  $  0.817
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   48        22
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.832        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.920        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   --        --
------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.933  $  0.853
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.952  $  0.933
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               56,900    59,210
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.906        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.945        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,525        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.923  $  0.845
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.938  $  0.923
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,216       376
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.923  $  0.845
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.938  $  0.923
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               64,064    55,372
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.897        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               20,737        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.924        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               20,737        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.918  $  0.842
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.931  $  0.918
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,090     2,603
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.927        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,844        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.339  $  1.329
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.377  $  1.339
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               19,481    20,120
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.361        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.366        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,435        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.324  $  1.317
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.357  $  1.324
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  773       174
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.323  $  1.317
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.356  $  1.323
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               24,721    22,084
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.347        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.351        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               11,334        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.329        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.351        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               11,334        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.317  $  1.313
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.346  $  1.317
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,427       748
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.181        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.197        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,677        --
------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.964  $  0.763
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.131  $  0.964
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               71,279    66,889
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.013        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.122        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,131        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.953  $  0.756
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.115  $  0.953
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,162     1,221
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.953  $  0.756
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.114  $  0.953
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               81,539    72,399
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.002        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.110        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               30,860        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.964        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.110        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               30,860        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.948  $  0.753
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.106  $  0.948
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                5,333     3,312
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.970        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.114        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,903        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.818  $  0.701
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.872  $  0.818
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               10,862     9,371
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.800        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.865        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  743        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.809  $  0.695
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.860  $  0.809
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  607        52
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.809  $  0.695
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.859  $  0.809
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               11,432     9,181
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.791        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.856        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,631        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.818        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.856        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,631        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.805  $  0.693
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.852  $  0.805
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  620       396
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.816        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.851        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,483        --
------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.184  $  1.027
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.309  $  1.184
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               31,048    26,639
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.209        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.299        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,964        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.171  $  1.017
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.291  $  1.171
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,165       166
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.171  $  1.017
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.289  $  1.171
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               43,535    37,619
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.197        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.285        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               17,332        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.170        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.285        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               17,332        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.165  $  1.014
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.280  $  1.165
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,976     1,077
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.978        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,706        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.155  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  695        12
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.083        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.152        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   13        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.151  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  427        66
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.150  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  841        50
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.080        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.148        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  696        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.064        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.148        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  696        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.146  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                    8         3
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.063        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.144        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  123        --
------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.962  $  0.829
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.976  $  0.962
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,378     2,171
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.907        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.969        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  143        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.953  $  0.823
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964  $  0.953
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  393       260
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.953  $  0.823
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.963  $  0.953
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,312     2,113
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.899        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.960        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  404        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.955        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.960        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  404        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.949  $  0.821
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.956  $  0.949
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  145        52
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.952        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.954        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   84        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.892  $  0.806
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.988  $  0.892
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,385     2,534
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.940        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.981        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  102        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.882  $  0.798
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.974  $  0.882
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   27        12
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.881  $  0.798
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.974  $  0.881
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,903     2,121
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.930        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.970        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,303        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.902        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.970        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,303        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.877  $  0.796
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.966  $  0.877
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  322       150
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.899        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   90        --
------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.776  $  0.571
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.940  $  0.776
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  452       447
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.783        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   40        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.769  $  0.567
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.929  $  0.769
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  172       133
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.769  $  0.567
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.928  $  0.769
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  916       845
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.776        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.925        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  102        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.787        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.925        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  102        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.766  $  0.565
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.921  $  0.766
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   45        24
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.784        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.920        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   43        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.970  $  0.817
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072  $  0.970
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  837       826
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.973        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.064        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   71        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.961  $  0.811
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.059  $  0.961
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  649       504
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.961  $  0.811
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.058  $  0.961
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,450     1,220
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.965        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.054        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   84        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.976        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.054        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   84        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.957  $  0.809
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.050  $  0.957
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   63        60
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.973        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.048        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   48        --
------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.563  $  1.372
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.733  $  1.563
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,408     2,552
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.559        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.720        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  358        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.546  $  1.360
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.709  $  1.546
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   78        45
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.545  $  1.359
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.708  $  1.545
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,441     2,996
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.544        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.702        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  393        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.600        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.702        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  393        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.538  $  1.356
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.695  $  1.538
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  326       270
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.595        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.692        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   72        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.712  $  0.593
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.834  $  0.712
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               10,361     7,563
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.774        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.827        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,038        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.704  $  0.588
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.822  $  0.704
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  440        14
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.703  $  0.587
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.821  $  0.703
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               10,779     9,133
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.766        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.818        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,185        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.728        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.818        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,185        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.700  $  0.586
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.815  $  0.700
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  595       241
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.725        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.814        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,361        --
------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.451  $  0.354
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.450  $  0.451
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,944     4,193
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.411        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.446        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  314        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.446  $  0.351
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.443  $  0.446
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   40     1,043
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.446  $  0.351
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.443  $  0.446
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,955     4,704
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.407        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.441        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  913        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.464        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.441        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  913        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.444  $  0.350
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.440  $  0.444
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  261       199
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.462        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.439        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  115        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.118  $  0.950
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.236  $  1.118
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,968     2,039
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.142        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.229        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  223        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.111  $  0.947
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.226  $  1.111
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,386     2,738
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.111  $  0.947
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.225  $  1.111
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                9,502     8,904
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.134        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.220        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,618        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.143        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.220        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,618        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.106  $  0.944
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.215  $  1.106
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  187       109
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.140        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.213        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  125        --
------------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.083  $  0.897
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.248  $  1.083
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,037     1,090
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.133        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.241        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   31        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.077  $  0.893
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.237  $  1.077
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,279       842
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.077  $  0.893
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.236  $  1.077
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,531     5,248
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.125        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.232        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,612        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.106        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.232        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,612        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  0.891
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.227  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  260       200
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.102        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.224        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  176        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.129  $  1.048
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.192  $  1.129
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                8,610     8,414
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.170        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.183        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  986        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.116  $  1.038
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.175  $  1.116
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  218        49
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.116  $  1.038
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.174  $  1.116
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               13,170    11,386
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.158        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.170        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,833        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.124        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.170        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,833        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.111  $  1.035
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.165  $  1.111
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  713       384
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.120        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.163        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  483        --
------------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.780  $  0.680
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.847  $  0.780
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,746    13,018
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.784        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.840        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,165        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.772  $  0.674
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.835  $  0.772
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  168       103
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.771  $  0.674
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.834  $  0.771
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               10,802    10,519
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.776        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.831        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,071        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.782        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.831        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,071        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.768  $  0.672
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.828  $  0.768
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  869       610
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.780        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.826        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  476        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.030  $  0.819
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.263  $  1.030
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,625     1,429
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.161        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.254        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  256        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.021  $  0.813
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.248  $  1.021
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,260     1,086
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.021  $  0.813
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.247  $  1.021
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,110     3,943
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.151        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.243        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,174        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.059        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.243        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,174        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.016  $  0.811
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.238  $  1.016
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  216       106
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.056        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.235        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  675        --
------------------------------------------------------------------

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.667  $  0.539
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.775  $  0.667
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,098     3,627
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.703        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.769        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  746        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.660  $  0.534
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.764  $  0.660
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  654        69
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.660  $  0.534
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.763  $  0.660
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,969     3,163
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.696        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.761        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                9,597        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.665        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.761        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                9,597        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.657  $  0.532
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.758  $  0.657
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  585       391
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.904        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.031        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,225        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.312  $  1.013
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.508  $  1.312
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,142       770
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.374        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.497        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   89        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.300  $  1.006
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.490  $  1.300
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  781       443
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.299  $  1.006
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.489  $  1.299
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,955     1,019
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.362        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.484        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  471        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.325        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.484        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  471        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.293  $  1.003
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.478  $  1.293
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  112        50
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.321        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.475        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   52        --
------------------------------------------------------------------

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.192  $  0.960
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.363  $  1.192
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               14,699    13,501
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.239        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.353        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  979        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.181  $  0.954
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.346  $  1.181
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                5,286     3,329
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.181  $  0.953
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.345  $  1.181
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               22,476    19,493
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.228        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.340        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,698        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.196        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.340        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,698        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.175  $  0.951
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.335  $  1.175
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,104       799
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.193        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.333        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  388        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.047  $  1.054
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.039  $  1.047
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               11,184    13,559
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.032        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.031        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,064        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.035  $  1.044
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.025  $  1.035
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  298        14
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.035  $  1.044
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.024  $  1.035
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                8,317     9,562
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.021        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.020        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,036        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.032        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.020        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,036        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.030  $  1.041
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.016  $  1.030
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  678       549
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.978        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  819        --
------------------------------------------------------------------

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.224  $  1.225
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.253  $  1.224
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,918     7,923
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.244        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.243        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  202        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.210  $  1.214
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.235  $  1.210
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                   74        24
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.210  $  1.214
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.234  $  1.210
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,565     7,579
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.231        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.230        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,114        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.214        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.230        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,114        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.204  $  1.210
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.225  $  1.204
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  394       162
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.210        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.223        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  221        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.078  $  0.830
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.223  $  1.078
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,224     3,085
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.099        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.217        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  139        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  0.827
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.213  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,679     2,447
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  0.827
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.212  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                9,023     6,237
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.091        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.208        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,960        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.131        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.208        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,960        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.067  $  0.825
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.203  $  1.067
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  502       307
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.128        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.201        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  816        --
------------------------------------------------------------------

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.630  $  0.498
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.695  $  0.630
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,009    12,608
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.628        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.690        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,146        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.623  $  0.493
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.685  $  0.623
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  169       100
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.623  $  0.493
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.685  $  0.623
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,181    12,015
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.621        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.682        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,230        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.646        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.682        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,230        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.620  $  0.492
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.680  $  0.620
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  837       592
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.008        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.061        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  235        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.772  $  0.671
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.791  $  0.772
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               35,860    35,150
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.738        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.784        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,280        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.763  $  0.664
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.779  $  0.763
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,108       171
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.763  $  0.664
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.779  $  0.763
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               27,553    24,309
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.730        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.776        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               13,267        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.764        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.776        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               13,267        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.760  $  0.662
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.773  $  0.760
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,653     1,147
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.818        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.828        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                2,124        --
------------------------------------------------------------------

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.074  $  1.093
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.078  $  1.074
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               12,605    15,668
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.077        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  639        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.068  $  1.089
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.069  $  1.068
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                4,623     2,867
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.068  $  1.089
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.068  $  1.068
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                               27,469    29,237
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.069        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.064        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,350        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.069        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.064        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                6,350        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.063  $  1.086
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.060  $  1.063
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  476       393
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.066        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.058        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,126        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.960  $  0.838
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.045  $  0.960
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                7,201     6,626
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.967        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.037        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  303        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.951  $  0.831
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.032  $  0.951
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,587     1,162
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.951  $  0.831
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.031  $  0.951
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                8,748     7,298
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.959        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.027        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,257        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.954        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.027        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,257        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.946  $  0.829
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.023  $  0.946
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  456       231
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.951        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.021        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  469        --
------------------------------------------------------------------

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.109  $  0.910
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.296  $  1.109
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,209       775
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.164        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.289        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                    8        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.103  $  0.907
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.285  $  1.103
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  733       272
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.102  $  0.907
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.284  $  1.102
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                3,924     2,892
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.156        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.279        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,334        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.133        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.279        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                1,334        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.097  $  0.904
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.274  $  1.097
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  218        70
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.130        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.272        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period (in
     thousands)                                  134        --
------------------------------------------------------------------



 (a)  Inception date January 30, 2004.

 (b)  Inception date November 1, 2004.

                                    PART A

THE DIRECTOR SELECT PLUS
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series II and Series IIR of The Director Select Plus variable annuity. Please read it carefully before you purchase your variable annuity.

We call this annuity The Director Select Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

The Director Select Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- EVERGREEN VA BALANCED FUND SUB-ACCOUNT (formerly Evergreen VA Foundation Fund Sub-Account) which purchases Class 1 shares of Evergreen VA Balanced Fund of the Evergreen Variable Annuity Trust


- EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SUB-ACCOUNT (formerly Evergreen VA Growth and Income) which purchases Class 1 shares of Evergreen VA Fundamental Large Cap Fund of the Evergreen Variable Annuity Trust


- EVERGREEN VA GROWTH FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Growth Fund of the Evergreen Variable Annuity Trust

- EVERGREEN VA INTERNATIONAL EQUITY FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA International Equity Fund of the Evergreen Variable Annuity Trust

- EVERGREEN VA OMEGA FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Omega Fund of the Evergreen Variable Annuity Trust


- EVERGREEN VA SPECIAL VALUES FUND SUB-ACCOUNT which purchases Class 1 shares of Evergreen VA Special Values Fund of the Evergreen Variable Annuity Trust


- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.


- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT (formerly Hartford Growth and Income HLS Fund Sub-Account) which purchases Class IB shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.


- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.


- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)



- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)


- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.


- HARTFORD TOTAL RETURN BOND HLS FUND SUB-ACCOUNT (formerly Hartford Bond HLS Fund Sub-Account) which purchases Class IB shares of Hartford Total Return Bond HLS Fund (formerly Hartford Bond HLS Fund) of Hartford Series Fund, Inc.


- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
--------------------------------------------------------------------------------
THE DATE OF THIS PROSPECTUS IS MAY 2, 2005
THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS MAY 2, 2005

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   5
--------------------------------------------------------------------------------
FEE TABLES                                                                    7
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   10
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 11
--------------------------------------------------------------------------------
  Hartford Life Insurance Company                                            11
--------------------------------------------------------------------------------
  The Separate Account                                                       11
--------------------------------------------------------------------------------
  The Funds                                                                  12
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              14
--------------------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                                   15
--------------------------------------------------------------------------------
THE CONTRACT                                                                 16
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               16
--------------------------------------------------------------------------------
  Charges and Fees                                                           22
--------------------------------------------------------------------------------
  The Hartford's Principal First and The Hartford's Principal First
  Preferred                                                                  25
--------------------------------------------------------------------------------
  Death Benefit                                                              28
--------------------------------------------------------------------------------
  Surrenders                                                                 37
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              39
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     42
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            42
--------------------------------------------------------------------------------
  Legal Matters                                                              44
--------------------------------------------------------------------------------
  More Information                                                           45
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   45
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     51
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           52
--------------------------------------------------------------------------------
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                     56
--------------------------------------------------------------------------------
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   62
--------------------------------------------------------------------------------
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES          63
--------------------------------------------------------------------------------
APPENDIX V -- ACCUMULATION UNIT VALUES                                       64
--------------------------------------------------------------------------------

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.


BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford's Principal First and The Hartford's Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a Premium Payment is made. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      8%
---------------------------------------------------------
    Second Year                                         8%
---------------------------------------------------------
    Third Year                                          8%
---------------------------------------------------------
    Fourth Year                                         8%
---------------------------------------------------------
    Fifth Year                                          7%
---------------------------------------------------------
    Sixth Year                                          6%
---------------------------------------------------------
    Seventh Year                                        5%
---------------------------------------------------------
    Eighth Year                                         4%
---------------------------------------------------------
    Ninth Year                                          0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.45%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.45%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    MAV/EPB Death Benefit Charge (4)                 0.30%
---------------------------------------------------------
    The Hartford's Principal First Charge (5)        0.50%
---------------------------------------------------------
    The Hartford's Principal First Preferred
     Charge (5)                                      0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges (6)                        2.25%
---------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) The MAV/EPB Death Benefit is not available for Contracts issued in New York, Minnesota or Washington. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in New York, Minnesota or Washington. The charge is 0.30% of average daily Sub-Account Value.

(5) You may choose either The Hartford's Principal First or The Hartford's Principal First Preferred. You cannot choose both.

(6) Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.68%      1.33%
--------------------------------------------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED AND DOES NOT REFLECT ANY PAYMENT ENHANCEMENTS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                              $1,279
---------------------------------------------------------
3 years                                             $2,314
---------------------------------------------------------
5 years                                             $3,252
---------------------------------------------------------
10 years                                            $5,163
---------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                              $ 514
---------------------------------------------------------
3 years                                             $1,553
---------------------------------------------------------
5 years                                             $2,587
---------------------------------------------------------
10 years                                            $5,155
---------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                              $ 521
---------------------------------------------------------
3 years                                             $1,560
---------------------------------------------------------
5 years                                             $2,595
---------------------------------------------------------
10 years                                            $5,163
---------------------------------------------------------


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?." Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM      CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
------------------------------------------------
          1                       8%
------------------------------------------------
          2                       8%
------------------------------------------------
          3                       8%
------------------------------------------------
          4                       8%
------------------------------------------------
          5                       7%
------------------------------------------------
          6                       6%
------------------------------------------------
          7                       5%
------------------------------------------------
          8                       4%
------------------------------------------------
      9 or more                   0%
------------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than eight years

X  Payment Enhancements or earnings

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the underlying Funds. See the Funds' prospectus accompanying this prospectus for more complete information.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred is an option that can be elected at an additional charge. If you elect The Hartford's Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Option.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. We will issue your Contract with the Asset Protection Death Benefit unless you choose the Premium Protection Death Benefit.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            2/15/05        A+  Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                        2/15/05       AA-  Financial strength
---------------------------------------------------------------------------------
 Fitch                                    2/15/05       AA   Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund are series of Evergreen Variable Annuity Trust, a Delaware statutory trust. Evergreen Investment Management Company, LLC is the investment adviser and is located at 200 Berkeley Street, Boston, MA 02116-5034.



The shares of each Evergreen VA Fund have been divided into Class 1 and Class 2. Only Class 1 shares are available in this Contract.



The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.



Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.



Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Fortis Growth Stock Series, Fortis Aggressive Growth Series, Fortis U.S. Government Securities Series, and Fortis Value Series.



The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Contract.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

EVERGREEN VA BALANCED FUND (formerly Evergreen VA Foundation Fund) -- Seeks capital growth and current income.


EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (formerly Evergreen VA Growth and Income
Fund) -- Seeks capital growth with the potential for current income.


EVERGREEN VA GROWTH FUND -- Seeks to provide long-term capital growth through investment in common stock of small to mid-sized companies (i.e., companies whose market capitalization fall within the range tracked by the Russell 2000-Registered Trademark- Growth Index, at the time of purchase).

EVERGREEN VA INTERNATIONAL EQUITY FUND -- Seeks long-term capital growth and secondarily, modest income. The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets; and may purchase securities across all market capitalizations.

EVERGREEN VA OMEGA FUND -- Seeks long-term capital growth through investment in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations.


EVERGREEN VA SPECIAL VALUES FUND -- Seeks capital growth in the value of its shares.


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management Company, LLP.


HARTFORD CAPITAL APPRECIATION HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks growth of capital. Sub-advised by Wellington Management.


HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD GLOBAL ADVISERS HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.


HARTFORD GLOBAL COMMUNICATIONS HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value.) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD GLOBAL LEADERS HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks growth of capital. Sub-advised by Wellington Management.


HARTFORD GLOBAL TECHNOLOGY HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.


HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) --Seeks capital appreciation. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks capital appreciation. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital. Sub-advised by Wellington Management Company, LLP.



HARTFORD MIDCAP VALUE HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.


HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.


HARTFORD TOTAL RETURN BOND HLS FUND (formerly Hartford Bond HLS Fund) -- Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.


HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by Hartford Investment Management Company.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts


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investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then

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annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

The Fixed Accumulation Feature is currently not available.

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-Month and 12-month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future, Hartford may offer interest rates specific to the Transfer Programs.

Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire

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                                                 HARTFORD LIFE INSURANCE COMPANY
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balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of the Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are 6 months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series II of the Contract was sold before January 30, 2004. Series IIR of the Contract is sold on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark- Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payments that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

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If you purchase your Contract in Oregon, we will accept subsequent Premium
Payments only during the first three Contract Years.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.
If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CALIFORNIA SENIORS -- THE SENIOR PROTECTION PROGRAM

Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

- Elect the Senior Protection Program, or

- Elect to immediately allocate the initial Premium Payments to the other investment options.

Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.

If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.


You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account value from the Hartford Money Market HLS Fund Sub-Account to another investment option.


When you terminate your participation in the Senior Protection Program:

- You may reallocate your Contract Value in the Program to other investment options; or

- we will automatically reallocate your Account value in the Program according to your original instructions 35 days after your initial Premium Payment.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

X 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some

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                                                 HARTFORD LIFE INSURANCE COMPANY
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have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.

You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

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Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. HARTFORD LIMITS EACH CONTRACT OWNER TO ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford and the underlying Funds attempt to curb frequent transfers in the following ways:


X  20 Transfer Rule;


X  Abusive Trading Policy; and

X  Third Party Transfer Service Agreements.


THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.


We actively monitor Contract Owner's compliance with this policy. Our computer system will automatically send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, the computer system will not allow you to do another Sub-Account transfer by telephone, voice recording unit or via the internet.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated. Even though we have an Abusive Transfer Policy, there is the risk that the underlying Fund may not be able to identify abusive transfers because we net Sub-Account transfers.


THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is
$1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. We do not currently require Contract Owners or others to sign these agreements. However, if we believe that these agreements may help curb frequent transfers, or for any other reason, we may, without notice, begin requiring these agreements again.


ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Trading Policy do not apply to all Contract Owners and do not apply in all circumstances, which we describe here:


- The 20 Transfer Rule and the Abusive Trading Policy do not apply to certain Contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit its Contract Owners' Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million dollars out of a total of $XXX billion dollars invested in Hartford Contracts which contain the underlying Funds offered to these Contract Owners.

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule. There are also some Third Party Transfer Service Agreements that are customized for certain brokers that contain transfer limitations that are also more restrictive than the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should

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HARTFORD LIFE INSURANCE COMPANY
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also be aware that there may be frequent trading in the underlying Funds that
Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

We print the prospectus for the variable annuity together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or the Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or


- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.


We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

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                                                 HARTFORD LIFE INSURANCE COMPANY
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Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       8%
----------------------------------------------
         5                       7%
----------------------------------------------
         6                       6%
----------------------------------------------
         7                       5%
----------------------------------------------
         8                       4%
----------------------------------------------
     9 or more                   0%
----------------------------------------------

SURRENDER ORDER -- During the first eight Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the eighth Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than eight years, then from the Payment Enhancements credited for more than eight years, then from Premium Payments invested for less than eight years and then from the Payment Enhancements credited for less than eight years. Only Premium Payments invested for less than eight years are subject to a Contingent Deferred Sales Charge.

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HARTFORD LIFE INSURANCE COMPANY
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For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.
- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

If you purchase your Contract in Connecticut or Pennsylvania, the percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       7%
----------------------------------------------
         5                       6%
----------------------------------------------
         6                       5%
----------------------------------------------
         7                       4%
----------------------------------------------
         8                       3%
----------------------------------------------
     9 or more                   0%
----------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first eight Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

- have owned the Contract continuously since it was issued,

- provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home. In addition, if you request a full or partial Surrender during confinement, we will deduct from your Contract Value any Payment Enhancements credited during the time you were confined.

This waiver may not be available in all states.


- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.


- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR THE HARTFORD'S PRINCIPAL FIRST PREFERRED BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held

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24
                                                 HARTFORD LIFE INSURANCE COMPANY
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  under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of the Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford Line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

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                                                                              25
HARTFORD LIFE INSURANCE COMPANY
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CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. This is an annual charge that is deducted daily.

PAYMENT ENHANCEMENTS

REDUCED FEES AND CHARGES

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES, THE ANNUAL MAINTENANCE FEE AND CHARGES FOR OPTIONAL BENEFITS, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

ELECTING THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

You may elect either The Hartford's Principal First or The Hartford's Principal First Preferred. This means if you elect The Hartford's Principal First you will never be able to elect The Hartford's Principal First Preferred. Likewise, if you elect The Hartford's Principal First Preferred you will never be able to elect The Hartford's Principal First.

Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.

You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once the Hartford's Principal First Preferred is cancelled it cannot be reinstated.

OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

Please note:

- Your Benefit Amount can never be more than $5 million dollars.

- Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment for The Hartford's Principal First is equal to 7% of the initial Benefit Amount. The Benefit Payment for The Hartford's Principal First Preferred is equal to 5% of the initial Benefit Amount.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.

Please note -- If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after purchase your Contract, we count one year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.

The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

If you change the ownership or assign this Contract to someone other than your spouse within 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment; or

- The Contract Value at the time of the ownership change or assignment.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by a percentage of the amount of the subsequent Premium Payment (7% for The Hartford's Principal First or 5% for The Hartford's Principal First Preferred).

SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

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Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.

KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences you should consider when deciding which benefit to choose.

                FEATURES                       THE HARTFORD'S PRINCIPAL FIRST       THE HARTFORD'S PRINCIPAL FIRST PREFERRED
----------------------------------------------------------------------------------------------------------------------------
Charge                                    0.50% of Sub-Account Value                0.20% of Sub-Account Value
----------------------------------------------------------------------------------------------------------------------------
Benefit Payment                           7% of Benefit Amount                      5% of Benefit Amount
----------------------------------------------------------------------------------------------------------------------------
Revocability                              - Irrevocable.                            - Revocable anytime after the 5th
                                                                                      Contract Year or the 5th anniversary
                                                                                      of the date you added The Hartford's
                                                                                      Principal First Preferred to your
                                                                                      Contract.
                                          - Charge continues to be deducted until   - Charge will terminate if The
                                            we begin to make annuity payouts.         Hartford's Principal First Preferred
                                                                                      is cancelled.
----------------------------------------------------------------------------------------------------------------------------
Step Up                                   - After the 5th Contract Year, every      - Not Available.
                                          five years thereafter.
----------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age                         - Non-Qualified & Roth IRA -- same as     - Non-Qualified & Roth IRA-- same as
                                            maximum Contract issue age.*              maximum Contract issue age.*
                                          - IRA/Qualified -- Age 80                 - IRA/Qualified -- Age 70
----------------------------------------------------------------------------------------------------------------------------
Investment Restrictions                   - None                                    - You are not permitted to transfer more
                                                                                      than 10% of your Contract Value as of
                                                                                      your last Contract Anniversary between
                                                                                      certain investment options. This
                                                                                      restriction is not currently enforced.
----------------------------------------------------------------------------------------------------------------------------
Spousal Continuation                      - Available                               - Available
----------------------------------------------------------------------------------------------------------------------------

*For more information on the maximum Contract issue age please see the Section "How do I purchase the Contract."

THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.
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THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS


If you elect The Hartford's Principal First Preferred you are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value The Hartford's Principal First Preferred will automatically terminate and all Benefit Payments and The Hartford's Principal First Preferred charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days written notice when we elect to enforce this investment transfer restriction. For Contracts issued in the state of Connecticut there are no investment restrictions.



NON-GROWTH SUB-ACCOUNTS                                            GROWTH SUB-ACCOUNTS
------------------------------------------------------------------------------------------------------
Evergreen VA Foundation                             Evergreen VA Growth Fund
  Fund                                              Evergreen VA Special Equity
Evergreen VA Fund                                   Fund
Evergreen VA Growth &                               Evergreen VA Omega Fund
  Income Fund                                       Hartford Global Advisers
Evergreen VA International                          HLS Fund
  Equity Fund                                       Hartford Global Leaders HLS
Evergreen VA Special Values                         Fund
  Fund                                              Hartford Growth HLS Fund
Hartford Advisers HLS Fund                          Hartford Growth
Hartford Bond HLS Fund                              Opportunities HLS Fund
Hartford Capital Appreciation                       Hartford International Capital
  HLS Fund                                          Appreciation HLS Fund
Hartford Disciplined Equity                         Hartford SmallCap Growth
  HLS Fund                                          HLS Fund
Hartford Dividend and
  Growth HLS Fund
Hartford Equity Income HLS
  Fund
Hartford Focus HLS Fund
Hartford High Yield HLS
  Fund
Hartford Index HLS Fund
Hartford International
  Opportunities HLS Fund
Hartford International Small
  Company HLS Fund
Hartford Money Market HLS
  Fund
Hartford Mortgage Securities
  HLS Fund
Hartford Stock HLS Fund
Hartford U.S. Government
  Securities HLS Fund
Hartford Value HLS Fund
Hartford Value Opportunities
  HLS Fund
------------------------------------------------------------------------------------------------------


REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION

The Hartford's Principal First and The Hartford's Principal First Preferred may not be available in all states or through all broker-dealers.

The Hartford's Principal First Preferred is only available to Contracts issued on or after November 1, 2004.


If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equal or exceed $100,000.


For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older. The Hartford's Principal First Preferred cannot be elected if the Contract Owner or Annuitant is age 71 or older.

We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

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Unless the Beneficiary provides us with instructions to reallocate the Death
Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD DEATH
BENEFIT
CHOICES                                 SUMMARY                                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------------

Asset           Not available if you elect the Premium Protection Death   This Death Benefit is the greatest of:
Protection      Benefit.                                                  X Contract Value, minus any Payment Enhancements
Death Benefit   No extra charge.                                            credited within 12 months of death or after death; or
                If you do not elect a Death Benefit, we will issue your   X Contract Value minus any Payment Enhancements credited
                Contract with the Asset Protection Death Benefit.           within 12 months of death or after death, PLUS 25% of
                                                                            the total Premium Payments excluding any subsequent
                                                                            Premium Payments we receive within 12 months of death
                                                                            or after death. Premium Payments are adjusted for any
                                                                            partial Surrenders; or
                                                                          X Contract Value minus any Payment Enhancements credited
                                                                            within 12 months of death or after death, PLUS 25% of
                                                                            your Maximum Anniversary Value minus any subsequent
                                                                            Premium Payments received and Payment Enhancements
                                                                            credited within 12 months of death or after death.
                                                                          This Death Benefit cannot exceed the greatest of:
                                                                          X Contract Value minus any Payment Enhancements credited
                                                                            within 12 months of death or after death; or
                                                                          X Total Premium Payments adjusted for any partial
                                                                            Surrenders; or
                                                                          X Your Maximum Anniversary Value minus any Payment
                                                                            Enhancements credited within 12 months of death or
                                                                            after death.
----------------------------------------------------------------------------------------------------------------------------------
Premium         Not available if you elect the Asset Protection Death     This Death Benefit is the greater of:
Protection      Benefit.                                                  X Contract Value minus any Payment Enhancements credited
Death Benefit   No extra charge.                                            within 12 months of death or after death; or
                You cannot choose this Death Benefit if either you or     X Total Premium Payments you have made to us minus an
                your Annuitant are 76 years old or older.                   adjustment for any partial Surrenders.
----------------------------------------------------------------------------------------------------------------------------------

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
OPTIONAL DEATH
BENEFIT                                 SUMMARY                                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------------

MAV/EPB Death   Optional Death Benefit that is available for an           If you elect this Death Benefit with the Asset
Benefit         additional annual charge equal to 0.30% of your Contract  Protection Death Benefit, your Death Benefit will be the
                Value invested in the Sub-Accounts and is deducted        greatest of:
                daily.                                                    X The Asset Protection Death Benefit described above;
                Only available upon purchase.                             X The total Premium Payments you have made to us
                May elect in addition to either the Asset Protection        adjusted for any partial Surrenders;
                Death Benefit or the Premium Protection Death Benefit.    X Your Maximum Anniversary Value minus any Payment
                The Death Benefit will be the same regardless of whether    Enhancements credited within 12 months of death or
                you elect the Asset Protection Death Benefit or the         after death; or
                Premium Protection Death Benefit.                         X The Earnings Protection Benefit.
                You cannot choose this Death Benefit by itself.           If you elect this Death Benefit with the Premium
                You cannot choose this Death Benefit if you or your       Protection Death Benefit, your Death Benefit will be the
                Annuitant are 76 years old or older.                      greatest of:
                                                                          X The Premium Protection Death Benefit described above;
                                                                          X Your Maximum Anniversary Value minus any Payment
                                                                            Enhancements credited within 12 months of death or
                                                                            after death; or
                                                                          X The Earnings Protection Benefit.
----------------------------------------------------------------------------------------------------------------------------------

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ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000. You made no subsequent Premium Payments.

-  In your fourth Contract Year, you made a partial Surrender of $8,000.

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

-  Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding    Based on the assumptions above, here is how we would do the
the greatest of these three values:                           actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      Contract Value equals $115,000.
  within 12 months of death or after death or
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      $115,000 + [25% (($100,000 - $0) - $8,000)] =  $138,000
  within 12 months of death or after death, PLUS 25% of the
  total Premium Payments excluding any subsequent Premium
  Payments we receive within 12 months of death or after
  death. Premium Payments are adjusted for any partial
  Surrenders; or
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      $115,000 + [25% ($150,000)] = $152,500.
  within 12 months of death or after death, PLUS 25% of your
  Maximum Anniversary Value minus any subsequent Premium
  Payments received and Payment Enhancements credited within
  12 months of death or after death.
--------------------------------------------------------------------------------------------------------------------------
THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH
BENEFIT MAXIMUM.
--------------------------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
The Asset Protection Death Benefit cannot exceed the          Based on the assumptions above, here is the calculation of
greatest of:                                                  the Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      - Contract Value is $115,000,
  within 12 months of death or after death;
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us, adjusted for    - Total Premium Payments you have made to us minus an
  any partial Surrenders; or                                    adjustment for any partial Surrenders [$100,000 - $8,000 =
                                                                $92,000], or
--------------------------------------------------------------------------------------------------------------------------
X Your Maximum Anniversary Value minus any Payment            - Your Maximum Anniversary Value is $150,000.
  Enhancements credited within 12 months of death or after
  death.
--------------------------------------------------------------------------------------------------------------------------
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
--------------------------------------------------------------------------------------------------------------------------

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment

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                                                 HARTFORD LIFE INSURANCE COMPANY
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Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit by finding  Based on the assumptions above, here is how we would do the
the greater of these two values:                              actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      $115,000
  within 12 months of death or after death; or
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us minus an         $100,000 - $8,000 = $92,000
  adjustment for any partial Surrenders.
--------------------------------------------------------------------------------------------------------------------------
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
--------------------------------------------------------------------------------------------------------------------------

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value minus any Payment Enhancements credited within 12 months of death or after death.

OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

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--------------------------------------------------------------------------------

The MAV/EPB Death Benefit may not currently be available in your state and is not available in New York, Minnesota or Washington. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

   MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH        MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH
                          BENEFIT                                                       BENEFIT
--------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset           The Death Benefit will be the greatest of the Premium
Protection Death Benefit or the following three values:       Protection Death Benefit or the following two values:
--------------------------------------------------------------------------------------------------------------------------
- The total Premium Payments you have made to us minus an     - Your Maximum Anniversary Value minus any Payment
  adjustment for any partial Surrenders;                        Enhancements credited within 12 months of death or after
                                                                death; or
--------------------------------------------------------------------------------------------------------------------------
- Your Maximum Anniversary Value minus any Payment            - The Earnings Protection Benefit, which is discussed below.
  Enhancements credited within 12 months of death or after
  death; or
--------------------------------------------------------------------------------------------------------------------------
- The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------

- If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit, only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value minus any Payment Enhancements credited within 12 months of death or after death. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value minus any Payment Enhancements credited within 12 months of death or after death, on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any subsequent Premium Payments and add adjustments for any partial Surrenders made during that time. We also deduct any Payment Enhancements credited within 12 months of death or after death.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- We also deduct any Payment Enhancements credited within 12 months of death or after death; and

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any Payment Enhancements and adjustments for partial Surrenders.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.
Assume that:

- You made a single Premium Payment of $100,000, and you made no subsequent Premium Payments,
-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

-  Your Maximum Anniversary Value was $150,000.

Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT      MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
--------------------------------------------------------------  --------------------------------------------------------------
Asset Protection Death Benefit  $150,000                        Premium Protection Death        $115,000
(see Example above)                                             Benefit (see Example above)
--------------------------------------------------------------  --------------------------------------------------------------
The total Premium Payments you  $100,000 - $8,000 = $92,000     Your Maximum Anniversary        $150,000
have made to us minus an                                        Value; or
adjustment for any partial
Surrenders;
--------------------------------------------------------------  --------------------------------------------------------------
Your Maximum Anniversary        $150,000                        The Earnings Protection         Contract Value minus Contract
Value; or                                                       Benefit                         Value on the date you
                                                                                                purchased your Contract
                                                                                                [$115,000 - $100,000 =
                                                                                                $15,000]
                                                                                                40% of Contract gain plus
                                                                                                Contract Value [$15,000 X 40%
                                                                                                = $6,000] + $115,000 =
                                                                                                $121,000]
--------------------------------------------------------------  --------------------------------------------------------------

The Earnings Protection         Contract Value minus Contract   Death Benefit Amount            Because the Maximum
Benefit                         Value on the date you                                           Anniversary Value was the
                                purchased your Contract                                         greatest of the three values
                                [$115,000 - $100,000 =                                          compared, the Death Benefit is
                                $15,000]                                                        $150,000
                                40% of Contract gain plus
                                Contract Value [$15,000 X 40%
                                = $6,000] + $115,000 =
                                $121,000]
--------------------------------------------------------------  --------------------------------------------------------------
Death Benefit Amount            Because the Maximum
                                Anniversary Value was the
                                greatest of the four values
                                compared, the Death Benefit is
                                $150,000
--------------------------------------------------------------  --------------------------------------------------------------

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HARTFORD LIFE INSURANCE COMPANY
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Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN NEW YORK, MINNESOTA OR WASHINGTON

The optional Death Benefit is different for Contracts issued in New York,Minnesota or Washington. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is described below:

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS


For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."


Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above, or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate contract value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a

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                                                 HARTFORD LIFE INSURANCE COMPANY
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Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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HARTFORD LIFE INSURANCE COMPANY
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                       AND . . .                     THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint      The Annuitant is living or      Joint Contract Owner receives
                                Contract Owner                  deceased                        the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Designated Beneficiary
                                Contract Owner                  deceased                        receives the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Contract Owner's estate
                                Contract Owner and the          deceased                        receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    There is no named Contingent    The Contract Owner becomes the
                                                                Annuitant                       Contingent Annuitant and the
                                                                                                Contract continues. The
                                                                                                Contract Owner may waive this
                                                                                                presumption and receive the
                                                                                                Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    The Contingent Annuitant is     Contingent Annuitant becomes
                                                                living                          the Annuitant, and the
                                                                                                Contract continues.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a trust   There is no named Contingent    The Contract Owner receives
                                or other non-natural person     Annuitant                       the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner.
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives the
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives the payout at death,
                                                                if any.
----------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH, PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum

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                                                 HARTFORD LIFE INSURANCE COMPANY
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  Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the

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HARTFORD LIFE INSURANCE COMPANY
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taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

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For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION

If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to

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at least $50. For Contracts issued in New York, the minimum monthly annuity payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.


The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 4% AIR is 0.999866%. The Annuity Unit Factor for a 5% AIR is 0.999840%. The Annuity Unit Factor for a 6% AIR is 0.999840%.


COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account tranfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."


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OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these Programs.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately

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controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation. Hartford also pays trail commission which will never exceed _______.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") -- In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and 12b-1 fees, the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the variable annuity contracts ("Contracts") based on a number of factors. This additional compensation is not paid directly by you.


With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets i.e., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to, exceed, in the aggregate 0.12% of the average net assets of the Contracts attributable to a particular Financial Intermediary. A listing of Financial Intermediaries to whom the distributor makes such Additional Payments is provided below. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed $12 million per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.


DISTRIBUTION ARRANGEMENTS -- Contracts issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively "Hartford Life") are continuously offered and sold by selected broker-dealers who have selling agreements with Hartford Life. Except as discussed below, Hartford Life bears all the expenses of providing services pursuant to Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.

In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses. Such Additional Payments are generally made for the placement of the Contracts on a Financial Intermediary's list of annuity products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the annuity products and payments for providing training and information relating to the annuity product and (2) "marketing support" fees for providing assistance in promoting the sale of the annuity product. (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various annuity product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one annuity product over another annuity product. Please consult your Financial Intermediary for more information.

As of December 31, 2004 Hartford Life has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to A.G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, AMSouth Investment Services, Inc., Bancwest Investment Services, Inc., Cadaret Grant & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Cuso Financial Services, L.P., Duerr Financial Corporation, Edward D. Jones & Co., L.P., FFP Securities, Inc., Fifth Third Securities, First Citizens Investor Services, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc.,

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Harbour Investments, Inc., Heim & Young Securities, The Huntington Investment
Company, Infinex Financial Group, ING Advisors Network, Investacorp, Inc., Investment Professionals, Inc., James T. Borello & Co., Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., Legg Mason Wood Walker, Incorporated, Lincoln Financial, Linsco/Private Ledger Corp., M&T Securities, Merrill Lynch Pierce Fenner & Smith, First Montauk Securities Corp., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Incorporated, Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., NFP Securities, Inc., Parker/Hunter Incorporated, Pension Planners, PFIC Securities Corporation, Piper Jaffray & Co., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James Financial Services, RBC Dain Rauscher Inc., Securities America, Inc., Sigma Financial Corporation, Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, TFS Securities, Inc., The Investment Center, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., Uvest Financial Services Group Inc., Wachovia Securities, LLC., Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WM Financial Services, Inc., Woodbury Financial Services, Inc., XCU Capital Corporation, Inc. Hartford Life may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.


For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $50 million in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.


LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.



In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive


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damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds
II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN
TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

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HARTFORD LIFE INSURANCE COMPANY
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 vi. In general, any amount actually received under the Contract as a Death
     Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract"

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                                                 HARTFORD LIFE INSURANCE COMPANY
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prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior
Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract."
As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

    g. ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered intofor tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

    h. PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

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HARTFORD LIFE INSURANCE COMPANY
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A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.

Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

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E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is
(1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
      Safekeeping of Assets
--------------------------------------------------------
      Experts
--------------------------------------------------------
      Non-Participating
--------------------------------------------------------
      Misstatement of Age or Sex
--------------------------------------------------------
      Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
      Total Return for all Sub-Accounts
--------------------------------------------------------
      Yield for Sub-Accounts
--------------------------------------------------------
      Money Market Sub-Accounts
--------------------------------------------------------
      Additional Materials
--------------------------------------------------------
      Performance Comparisons
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt

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employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) DISTRIBUTIONS Section 72 (t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the entire value of all benefits provided under a Contract as of the close of business on the last day of the previous calendar year. The death benefit and any optional benefits purchased under the Contract may affect the amount of the minimum required distribution that must be taken. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments if the payment structure satisfies certain rules set forth in Income Tax Regulations.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002 and in 2004, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

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For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 -- $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 -- $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders.
  [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) =.64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payment is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 -(50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your Adjusted Maximum Anniversary Value is $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (SEE EXAMPLE 1 UNDER ASSET PROTECTION DEATH BENEFIT FOR DETAILS OF CALCULATION.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

                                                                              61
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2
Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

62
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES


EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

64
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
EVERGREEN VA FOUNDATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.876  $  0.814
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.918  $  0.876
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              477       504
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.870        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.896        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               21        --
------------------------------------------------------------------
EVERGREEN VA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.647  $  0.565
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.691  $  0.647
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              269       316
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.108        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.159        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               84        --
------------------------------------------------------------------
EVERGREEN VA GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.058  $  1.009
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.139  $  1.058
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,235     1,248
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.014        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.069        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                                2        --
------------------------------------------------------------------
EVERGREEN VA GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.800  $  0.666
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.898  $  0.800
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,058     1,091
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.818        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.876        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               48        --
------------------------------------------------------------------

                                                                              65
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.757  $  0.620
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.890  $  0.757
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              894       659
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.757        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.868        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              270        --
------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.584  $  0.478
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.617  $  0.584
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,821     3,101
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.587        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.602        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               59        --
------------------------------------------------------------------
EVERGREEN VA SPECIAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.759  $  0.586
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.792  $  0.759
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              270       224
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.771        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.772        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               32        --
------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.366  $  1.107
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.621  $  1.366
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              489       153
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.073        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.237        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              244        --
------------------------------------------------------------------

66
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.933  $  0.853
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.952  $  0.933
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           56,900    59,210
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.927        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,844        --
------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.339  $  1.329
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.377  $  1.339
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           19,481    20,120
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.181        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.197        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,677        --
------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.964  $  0.763
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.131  $  0.964
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           71,279    66,889
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.970        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.114        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,903        --
------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.818  $  0.701
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.872  $  0.818
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,862     9,371
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.816        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.851        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,483        --
------------------------------------------------------------------

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HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.184  $  1.027
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.309  $  1.184
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           31,048    26,639
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.978        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,706        --
------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.155  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              695        12
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.063        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.144        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              123        --
------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.962  $  0.829
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.976  $  0.962
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,378     2,171
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.952        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.954        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               84        --
------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.892  $  0.806
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.988  $  0.892
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,385     2,534
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.899        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               90        --
------------------------------------------------------------------

68
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.776  $  0.571
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.940  $  0.776
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              452       447
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.784        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.920        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               43        --
------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.970  $  0.817
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072  $  0.970
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              837       826
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.973        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.048        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               48        --
------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.563  $  1.372
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.733  $  1.563
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,408     2,552
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.595        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.692        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               72        --
------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.712  $  0.593
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.834  $  0.712
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,361     7,563
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.725        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.814        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,361        --
------------------------------------------------------------------

                                                                              69
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.451  $  0.354
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.450  $  0.451
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,944     4,193
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.462        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.439        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              115        --
------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.118  $  0.950
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.236  $  1.118
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,968     2,039
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.140        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.213        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              125        --
------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.083  $  0.897
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.248  $  1.083
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,037     1,090
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.102        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.224        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              176        --
------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.129  $  1.048
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.192  $  1.129
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            8,610     8,414
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.120        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.163        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              483        --
------------------------------------------------------------------

70
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.780  $  0.680
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.847  $  0.780
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           12,746    13,018
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.780        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.826        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              476        --
------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.030  $  0.819
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.263  $  1.030
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,625     1,429
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.056        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.235        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              675        --
------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.667  $  0.539
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.775  $  0.667
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,098     3,627
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.904        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.031        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,225        --
------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.312  $  1.013
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.508  $  1.312
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,142       770
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.321        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.475        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               52        --
------------------------------------------------------------------

                                                                              71
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.192  $  0.960
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.363  $  1.192
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           14,699    13,501
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.193        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.333        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              388        --
------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.047  $  1.054
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.039  $  1.047
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,184    13,559
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.978        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              819        --
------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.224  $  1.225
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.253  $  1.224
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,918     7,923
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.210        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.223        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              221        --
------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.078  $  0.830
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.223  $  1.078
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,224     3,085
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.128        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.201        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              816        --
------------------------------------------------------------------

72
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.630  $  0.498
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.695  $  0.630
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           12,009    12,608
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.008        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.061        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              235        --
------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.772  $  0.671
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.791  $  0.772
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           35,860    35,150
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.818        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.828        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,124        --
------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.074  $  1.093
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.078  $  1.074
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           12,605    15,668
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.066        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.058        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,126        --
------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.960  $  0.838
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.045  $  0.960
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            7,201     6,626
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.951        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.021        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              469        --
------------------------------------------------------------------

                                                                              73
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.109  $  0.910
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.296  $  1.109
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,209       775
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.130        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.272        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              134        --
------------------------------------------------------------------


 (a)  Inception date January 30, 2004.

 (b)  Inception date November 1, 2004.

To obtain a Statement of Additional Information for Series II and Series IIR of The Director Select Plus variable annuity, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

City/State Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
              SERIES II AND SERIES IIR OF THE DIRECTOR SELECT PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 2, 2005
Date of Statement of Additional Information: May 2, 2005


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2004: $128,053,026; 2003: $120,624,338; and 2002: $118,321,429.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is Yield = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.


                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
EVERGREEN VA FOUNDATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.876  $  0.814
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.918  $  0.876
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              477       504
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.870        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.911        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              410        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.870  $  0.810
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.908  $  0.870
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               71       180
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.866  $  0.807
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.905  $  0.866
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              267        51
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.863        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.904        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              626        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.876        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.904        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              626        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.862  $  0.804
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.898  $  0.862
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               46         3
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.870        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.896        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               21        --
------------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
EVERGREEN VA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.647  $  0.565
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.691  $  0.647
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              269       316
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.088        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.175        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              332        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.643  $  0.562
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.685  $  0.643
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                                8        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.099  $  0.961
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.170  $  1.099
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               41         5
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.631        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.681        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              219        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.649        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.681        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              219        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.094  $  0.958
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.162  $  1.094
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               --        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.108        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.159        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               84        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
EVERGREEN VA GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.058  $  1.009
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.139  $  1.058
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,235     1,248
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.053        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.136        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              362        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.058  $  1.009
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.135  $  1.058
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               61        70
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.058  $  1.009
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.134  $  1.058
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              580       232
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.050        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.133        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              761        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.071        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.133        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              761        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.057  $  1.009
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.131  $  1.057
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               --        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.014        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.069        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                                2        --
------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
EVERGREEN VA GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.800  $  0.666
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.898  $  0.800
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,058     1,091
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.805        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.891        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              238        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.794  $  0.662
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.888  $  0.794
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               18         2
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.791  $  0.659
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.885  $  0.791
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              294       532
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.799        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.884        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              146        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.823        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.884        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              146        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.787  $  0.658
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.878  $  0.787
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               11        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.818        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.876        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               48        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.757  $  0.620
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.890  $  0.757
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              894       659
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.802        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.883        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,158        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.751  $  0.616
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.880  $  0.751
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              178        60
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.749  $  0.614
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.877  $  0.749
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              964       266
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.796        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.876        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,666        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.762        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.876        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,666        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.745  $  0.612
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.870  $  0.745
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               25         1
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.757        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.868        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              270        --
------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.584  $  0.478
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.617  $  0.584
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,821     3,101
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.561        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.612        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              545        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.579  $  0.475
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.610  $  0.579
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              195       191
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.577  $  0.473
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.608  $  0.577
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,147       806
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.557        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.607        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              641        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.591        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.607        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              641        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.574  $  0.472
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.603  $  0.574
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               74        40
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.587        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.602        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               59        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
EVERGREEN VA SPECIAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.759  $  0.586
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.792  $  0.759
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              270       224
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.710        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.785        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              276        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.753  $  0.582
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.783  $  0.753
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               74         2
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.750  $  0.580
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.780  $  0.750
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              235       620
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.704        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.779        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              268        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.776        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.779        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              268        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.747  $  0.579
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.774  $  0.747
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                                4        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.771        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.772        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               32        --
------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.366  $  1.107
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.621  $  1.366
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              489       153
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.133        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.253        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,226        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.357  $  1.101
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.605  $  1.357
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              125        53
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.056  $  0.857
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.249  $  1.056
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              642       353
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.444        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.597        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              753        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.382        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.597        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              753        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.051  $  0.855
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.239  $  1.051
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               48        45
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.073        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.237        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              244        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.933  $  0.853
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.952  $  0.933
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           56,900    59,210
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.906        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.945        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,525        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.923  $  0.845
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.938  $  0.923
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,216       376
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.923  $  0.845
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.938  $  0.923
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           64,064    55,372
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.897        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           20,737        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.924        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           20,737        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.918  $  0.842
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.931  $  0.918
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,090     2,603
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.927        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,844        --
------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.339  $  1.329
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.377  $  1.339
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           19,481    20,120
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.361        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.366        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,435        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.324  $  1.317
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.357  $  1.324
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              773       174
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.323  $  1.317
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.356  $  1.323
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           24,721    22,084
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.347        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.351        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,334        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.329        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.351        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,334        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.317  $  1.313
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.346  $  1.317
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,427       748
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.181        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.197        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,677        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.964  $  0.763
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.131  $  0.964
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           71,279    66,889
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.013        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.122        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            7,131        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.953  $  0.756
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.115  $  0.953
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,162     1,221
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.953  $  0.756
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.114  $  0.953
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           81,539    72,399
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.002        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.110        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           30,860        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.964        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.110        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           30,860        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.948  $  0.753
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.106  $  0.948
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,333     3,312
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.970        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.114        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,903        --
------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.818  $  0.701
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.872  $  0.818
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,862     9,371
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.800        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.865        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              743        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.809  $  0.695
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.860  $  0.809
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              607        52
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.809  $  0.695
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.859  $  0.809
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,432     9,181
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.791        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.856        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            7,631        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.818        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.856        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            7,631        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.805  $  0.693
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.852  $  0.805
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              620       396
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.816        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.851        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,483        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.184  $  1.027
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.309  $  1.184
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           31,048    26,639
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.209        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.299        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,964        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.171  $  1.017
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.291  $  1.171
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,165       166
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.171  $  1.017
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.289  $  1.171
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           43,535    37,619
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.197        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.285        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           17,332        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.170        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.285        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           17,332        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.165  $  1.014
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.280  $  1.165
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,976     1,077
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.978        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,706        --
------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.155  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              695        12
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.083        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.152        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               13        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.151  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              427        66
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.150  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              841        50
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.080        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.148        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              696        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.064        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.148        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              696        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  1.000
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.146  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                                8         3
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.063        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.144        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              123        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.962  $  0.829
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.976  $  0.962
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,378     2,171
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.907        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.969        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              143        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.953  $  0.823
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964  $  0.953
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              393       260
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.953  $  0.823
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.963  $  0.953
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,312     2,113
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.899        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.960        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              404        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.955        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.960        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              404        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.949  $  0.821
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.956  $  0.949
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              145        52
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.952        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.954        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               84        --
------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.892  $  0.806
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.988  $  0.892
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,385     2,534
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.940        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.981        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              102        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.882  $  0.798
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.974  $  0.882
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               27        12
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.881  $  0.798
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.974  $  0.881
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,903     2,121
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.930        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.970        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,303        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.902        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.970        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,303        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.877  $  0.796
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.966  $  0.877
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              322       150
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.899        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               90        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.776  $  0.571
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.940  $  0.776
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              452       447
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.783        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.934        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               40        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.769  $  0.567
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.929  $  0.769
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              172       133
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.769  $  0.567
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.928  $  0.769
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              916       845
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.776        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.925        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              102        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.787        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.925        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              102        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.766  $  0.565
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.921  $  0.766
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               45        24
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.784        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.920        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               43        --
------------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.970  $  0.817
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072  $  0.970
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              837       826
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.973        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.064        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               71        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.961  $  0.811
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.059  $  0.961
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              649       504
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.961  $  0.811
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.058  $  0.961
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,450     1,220
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.965        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.054        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               84        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.976        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.054        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               84        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.957  $  0.809
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.050  $  0.957
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               63        60
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.973        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.048        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               48        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.563  $  1.372
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.733  $  1.563
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,408     2,552
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.559        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.720        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              358        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.546  $  1.360
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.709  $  1.546
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               78        45
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.545  $  1.359
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.708  $  1.545
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,441     2,996
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.544        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.702        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              393        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.600        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.702        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              393        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.538  $  1.356
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.695  $  1.538
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              326       270
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.595        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.692        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               72        --
------------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.712  $  0.593
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.834  $  0.712
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,361     7,563
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.774        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.827        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,038        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.704  $  0.588
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.822  $  0.704
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              440        14
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.703  $  0.587
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.821  $  0.703
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,779     9,133
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.766        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.818        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            7,185        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.728        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.818        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            7,185        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.700  $  0.586
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.815  $  0.700
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              595       241
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.725        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.814        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,361        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.451  $  0.354
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.450  $  0.451
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,944     4,193
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.411        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.446        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              314        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.446  $  0.351
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.443  $  0.446
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               40     1,043
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.446  $  0.351
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.443  $  0.446
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,955     4,704
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.407        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.441        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              913        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.464        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.441        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              913        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.444  $  0.350
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.440  $  0.444
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              261       199
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.462        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.439        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              115        --
------------------------------------------------------------------

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.118  $  0.950
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.236  $  1.118
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,968     2,039
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.142        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.229        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              223        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.111  $  0.947
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.226  $  1.111
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,386     2,738
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.111  $  0.947
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.225  $  1.111
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            9,502     8,904
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.134        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.220        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,618        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.143        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.220        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,618        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.106  $  0.944
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.215  $  1.106
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              187       109
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.140        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.213        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              125        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.083  $  0.897
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.248  $  1.083
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,037     1,090
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.133        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.241        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               31        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.077  $  0.893
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.237  $  1.077
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,279       842
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.077  $  0.893
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.236  $  1.077
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,531     5,248
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.125        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.232        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,612        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.106        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.232        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,612        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  0.891
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.227  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              260       200
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.102        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.224        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              176        --
------------------------------------------------------------------

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.129  $  1.048
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.192  $  1.129
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            8,610     8,414
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.170        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.183        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              986        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.116  $  1.038
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.175  $  1.116
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              218        49
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.116  $  1.038
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.174  $  1.116
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           13,170    11,386
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.158        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.170        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,833        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.124        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.170        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,833        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.111  $  1.035
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.165  $  1.111
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              713       384
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.120        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.163        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              483        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.780  $  0.680
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.847  $  0.780
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           12,746    13,018
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.784        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.840        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,165        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.772  $  0.674
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.835  $  0.772
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              168       103
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.771  $  0.674
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.834  $  0.771
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,802    10,519
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.776        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.831        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,071        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.782        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.831        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,071        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.768  $  0.672
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.828  $  0.768
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              869       610
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.780        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.826        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              476        --
------------------------------------------------------------------

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.030  $  0.819
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.263  $  1.030
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,625     1,429
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.161        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.254        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              256        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.021  $  0.813
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.248  $  1.021
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,260     1,086
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.021  $  0.813
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.247  $  1.021
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            7,110     3,943
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.151        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.243        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,174        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.059        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.243        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,174        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.016  $  0.811
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.238  $  1.016
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              216       106
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.056        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.235        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              675        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.667  $  0.539
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.775  $  0.667
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,098     3,627
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.703        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.769        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              746        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.660  $  0.534
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.764  $  0.660
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              654        69
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.660  $  0.534
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.763  $  0.660
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,969     3,163
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.696        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.761        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            9,597        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.665        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.761        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            9,597        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.657  $  0.532
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.758  $  0.657
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              585       391
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.904        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.031        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,225        --
------------------------------------------------------------------

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.312  $  1.013
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.508  $  1.312
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,142       770
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.374        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.497        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               89        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.300  $  1.006
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.490  $  1.300
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              781       443
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.299  $  1.006
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.489  $  1.299
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,955     1,019
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.362        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.484        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              471        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.325        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.484        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              471        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.293  $  1.003
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.478  $  1.293
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              112        50
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.321        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.475        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               52        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.192  $  0.960
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.363  $  1.192
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           14,699    13,501
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.239        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.353        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              979        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.181  $  0.954
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.346  $  1.181
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,286     3,329
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.181  $  0.953
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.345  $  1.181
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           22,476    19,493
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.228        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.340        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,698        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.196        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.340        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,698        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.175  $  0.951
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.335  $  1.175
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,104       799
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.193        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.333        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              388        --
------------------------------------------------------------------

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.047  $  1.054
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.039  $  1.047
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,184    13,559
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.032        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.031        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,064        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.035  $  1.044
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.025  $  1.035
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              298        14
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.035  $  1.044
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.024  $  1.035
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            8,317     9,562
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.021        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.020        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,036        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.032        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.020        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,036        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.030  $  1.041
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.016  $  1.030
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              678       549
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.978        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.964        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              819        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.224  $  1.225
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.253  $  1.224
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,918     7,923
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.244        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.243        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              202        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.210  $  1.214
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.235  $  1.210
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               74        24
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.210  $  1.214
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.234  $  1.210
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            7,565     7,579
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.231        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.230        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,114        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.214        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.230        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,114        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.204  $  1.210
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.225  $  1.204
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              394       162
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.210        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.223        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              221        --
------------------------------------------------------------------

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.078  $  0.830
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.223  $  1.078
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,224     3,085
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.099        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.217        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              139        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  0.827
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.213  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,679     2,447
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  0.827
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.212  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            9,023     6,237
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.091        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.208        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,960        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.131        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.208        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,960        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.067  $  0.825
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.203  $  1.067
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              502       307
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.128        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.201        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              816        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.630  $  0.498
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.695  $  0.630
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           12,009    12,608
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.628        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.690        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,146        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.623  $  0.493
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.685  $  0.623
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              169       100
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.623  $  0.493
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.685  $  0.623
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           12,181    12,015
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.621        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.682        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,230        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.646        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.682        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,230        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.620  $  0.492
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.680  $  0.620
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              837       592
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.008        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.061        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              235        --
------------------------------------------------------------------

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.772  $  0.671
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.791  $  0.772
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           35,860    35,150
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.738        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.784        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,280        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.763  $  0.664
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.779  $  0.763
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,108       171
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.763  $  0.664
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.779  $  0.763
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           27,553    24,309
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.730        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.776        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           13,267        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.764        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.776        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           13,267        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.760  $  0.662
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.773  $  0.760
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,653     1,147
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.818        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.828        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,124        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.074  $  1.093
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.078  $  1.074
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           12,605    15,668
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.077        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              639        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.068  $  1.089
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.069  $  1.068
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,623     2,867
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.068  $  1.089
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.068  $  1.068
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           27,469    29,237
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.069        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.064        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,350        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.069        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.064        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,350        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.063  $  1.086
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.060  $  1.063
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              476       393
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.066        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.058        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,126        --
------------------------------------------------------------------

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.960  $  0.838
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.045  $  0.960
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            7,201     6,626
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.967        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.037        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              303        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.951  $  0.831
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.032  $  0.951
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,587     1,162
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.951  $  0.831
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.031  $  0.951
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            8,748     7,298
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.959        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.027        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,257        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.954        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.027        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,257        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.946  $  0.829
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.023  $  0.946
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              456       231
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.951        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.021        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              469        --
------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.109  $  0.910
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.296  $  1.109
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,209       775
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.164        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.289        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                                8        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.103  $  0.907
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.285  $  1.103
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              733       272
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.102  $  0.907
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.284  $  1.102
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,924     2,892
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.156        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.279        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,334        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.133        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.279        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,334        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.097  $  0.904
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.274  $  1.097
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              218        70
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.130        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.272        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              134        --
------------------------------------------------------------------



 (a)  Inception date January 30, 2004.

 (b)  Inception date November 1, 2004.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life Insurance Company Separate Account Two as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                           AMERICAN CENTURY-REGISTERED TRADEMARK-
                                         VP CAPITAL                AIM V.I. CAPITAL
                                        APPRECIATION                 APPRECIATION    AIM V.I. HIGH YIELD
                                            FUND                         FUND               FUND
                                        SUB-ACCOUNT                  SUB-ACCOUNT         SUB-ACCOUNT
                           --------------------------------------  ----------------  -------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........             --                                --                 --
      Class IB...........             --                                --                 --
      Other class........                   392,430                      359,310            999,211
                                         ==========                  ===========         ==========
    Cost:
      Class IA...........             --                                --                 --
      Class IB...........             --                                --                 --
      Other class........                $3,550,246                  $11,205,184         $8,741,235
                                         ==========                  ===========         ==========
    Market Value:
      Class IA...........             --                                --                 --
      Class IB...........             --                                --                 --
      Other class........                $3,006,015                  $ 8,152,738         $6,444,910
  Due from Hartford Life
   Insurance Company.....             --                                --                 --
  Receivable from fund
   shares sold...........                        57                        1,183                346
  Other assets...........                         7                     --                       29
                                         ----------                  -----------         ----------
  Total Assets...........                 3,006,079                    8,153,921          6,445,285
                                         ----------                  -----------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                        57                        1,183                346
  Payable for fund shares
   purchased.............             --                                --                 --
  Other liabilities......             --                                      35           --
                                         ----------                  -----------         ----------
  Total Liabilities......                        57                        1,218                346
                                         ----------                  -----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........                $3,006,022                  $ 8,152,703         $6,444,939
                                         ==========                  ===========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________


                                             ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                           AIM V.I. PREMIER   VP GLOBAL BOND    VP GROWTH AND INCOME  AMSOUTH CAPITAL  AMSOUTH VALUE  AMSOUTH SELECT
                             EQUITY FUND         PORTFOLIO           PORTFOLIO          GROWTH FUND        FUND        EQUITY FUND
                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -----------------  --------------------  ---------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --                  --                   --               --             --
      Class IB...........       --                --                  --                   --               --             --
      Other class........        917,759           141,964              187,200           1,590,315       4,442,706      5,567,340
                             ===========        ==========           ==========         ===========     ===========    ===========
    Cost:
      Class IA...........       --                --                  --                   --               --             --
      Class IB...........       --                --                  --                   --               --             --
      Other class........    $26,834,957        $1,812,695           $5,319,958         $12,869,365     $51,483,761    $56,440,402
                             ===========        ==========           ==========         ===========     ===========    ===========
    Market Value:
      Class IA...........       --                --                  --                   --               --             --
      Class IB...........       --                --                  --                   --               --             --
      Other class........    $19,548,272        $1,917,938           $4,468,473         $13,883,450     $61,220,489    $68,756,652
  Due from Hartford Life
   Insurance Company.....       --                --                  --                     17,534          14,328         59,419
  Receivable from fund
   shares sold...........          2,624                70                  207            --               --             --
  Other assets...........       --                       2                   28            --                   199             11
                             -----------        ----------           ----------         -----------     -----------    -----------
  Total Assets...........     19,550,896         1,918,010            4,468,708          13,900,984      61,235,016     68,816,082
                             -----------        ----------           ----------         -----------     -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          2,624                70                  207            --               --             --
  Payable for fund shares
   purchased.............       --                --                  --                     17,534          14,328         59,419
  Other liabilities......             45          --                  --                         19         --             --
                             -----------        ----------           ----------         -----------     -----------    -----------
  Total Liabilities......          2,669                70                  207              17,553          14,328         59,419
                             -----------        ----------           ----------         -----------     -----------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $19,548,227        $1,917,940           $4,468,501         $13,883,431     $61,220,688    $68,756,663
                             ===========        ==========           ==========         ===========     ===========    ===========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                                  BB&T CAPITAL
                              BB&T MID CAP          MANAGER         BB&T LARGE CAP
                              GROWTH FUND         EQUITY FUND         VALUE FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (B)    SUB-ACCOUNT (C)
                           ------------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                  --                  --
      Class IB...........        --                  --                  --
      Other class........       1,147,285             836,052           6,117,399
                              ===========          ==========         ===========
    Cost:
      Class IA...........        --                  --                  --
      Class IB...........        --                  --                  --
      Other class........     $12,268,990          $7,357,979         $72,621,263
                              ===========          ==========         ===========
    Market Value:
      Class IA...........        --                  --                  --
      Class IB...........        --                  --                  --
      Other class........     $15,717,803          $8,352,159         $81,667,282
  Due from Hartford Life
   Insurance Company.....           2,461              19,590            --
  Receivable from fund
   shares sold...........        --                  --                    19,791
  Other assets...........              28                   5                 336
                              -----------          ----------         -----------
  Total Assets...........      15,720,292           8,371,754          81,687,409
                              -----------          ----------         -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  --                    19,791
  Payable for fund shares
   purchased.............           2,461              19,590            --
  Other liabilities......        --                  --                  --
                              -----------          ----------         -----------
  Total Liabilities......           2,461              19,590              19,791
                              -----------          ----------         -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $15,717,831          $8,352,164         $81,667,618
                              ===========          ==========         ===========

(a)  Formerly BB&T Capital Appreciation Fund Sub-Account. Change effective
     May 3, 2004.
(b) Formerly BB&T Capital Manager Aggressive Growth Fund Sub-Account. Change effective May 3, 2004.
(c) Formerly BB&T Growth and Income Fund Sub-Account. Change effective May 3, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                  BB&T SPECIAL         BB&T TOTAL          CALVERT
                           BB&T LARGE COMPANY    OPPORTUNITIES        RETURN BOND      SOCIAL BALANCED   EVERGREEN VA
                              GROWTH FUND         EQUITY FUND             FUND            PORTFOLIO     FOUNDATION FUND
                              SUB-ACCOUNT       SUB-ACCOUNT (D)     SUB-ACCOUNT (D)      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ------------------  ------------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                  --                 --                  --               --
      Class IB...........        --                  --                 --                  --               --
      Other class........       1,016,322             247,167             47,565          1,884,181          591,155
                              ===========          ==========           ========         ==========       ==========
    Cost:
      Class IA...........        --                  --                 --                  --               --
      Class IB...........        --                  --                 --                  --               --
      Other class........     $ 9,015,449          $2,709,901           $479,239         $3,109,356       $8,353,976
                              ===========          ==========           ========         ==========       ==========
    Market Value:
      Class IA...........        --                  --                 --                  --               --
      Class IB...........        --                  --                 --                  --               --
      Other class........     $10,305,506          $2,995,670           $479,458         $3,527,186       $8,122,466
  Due from Hartford Life
   Insurance Company.....        --                   132,402             53,208            --               --
  Receivable from fund
   shares sold...........             412            --                 --                      267           53,072
  Other assets...........              12                   2           --                  --                    14
                              -----------          ----------           --------         ----------       ----------
  Total Assets...........      10,305,930           3,128,074            532,666          3,527,453        8,175,552
                              -----------          ----------           --------         ----------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             412            --                 --                      267           53,072
  Payable for fund shares
   purchased.............        --                   132,402             53,208            --               --
  Other liabilities......        --                  --                 --                       10          --
                              -----------          ----------           --------         ----------       ----------
  Total Liabilities......             412             132,402             53,208                277           53,072
                              -----------          ----------           --------         ----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $10,305,518          $2,995,672           $479,458         $3,527,176       $8,122,480
                              ===========          ==========           ========         ==========       ==========


                           EVERGREEN VA
                               FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --
      Class IB...........      --
      Other class........      187,236
                            ==========
    Cost:
      Class IA...........      --
      Class IB...........      --
      Other class........   $2,533,455
                            ==========
    Market Value:
      Class IA...........      --
      Class IB...........      --
      Other class........   $2,432,192
  Due from Hartford Life
   Insurance Company.....       25,016
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                            ----------
  Total Assets...........    2,457,208
                            ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............       25,016
  Other liabilities......            4
                            ----------
  Total Liabilities......       25,020
                            ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $2,432,188
                            ==========

(d)  From inception, August 9, 2004 to December 31, 2004.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                         EVERGREEN VA
                           EVERGREEN VA  INTERNATIONAL  EVERGREEN VA
                           GROWTH FUND    EQUITY FUND    OMEGA FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --            --
      Class IB...........      --             --            --
      Other class........      808,409      1,810,900       656,190
                           ===========    ===========   ===========
    Cost:
      Class IA...........      --             --            --
      Class IB...........      --             --            --
      Other class........  $ 9,164,655    $19,889,675   $12,716,211
                           ===========    ===========   ===========
    Market Value:
      Class IA...........      --             --            --
      Class IB...........      --             --            --
      Other class........  $11,156,040    $22,853,553   $10,630,277
  Due from Hartford Life
   Insurance Company.....      --             154,686            68
  Receivable from fund
   shares sold...........          512        --            --
  Other assets...........      --                  76            60
                           -----------    -----------   -----------
  Total Assets...........   11,156,552     23,008,315    10,630,405
                           -----------    -----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          512        --            --
  Payable for fund shares
   purchased.............      --             154,686            68
  Other liabilities......           66        --            --
                           -----------    -----------   -----------
  Total Liabilities......          578        154,686            68
                           -----------    -----------   -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $11,155,974    $22,853,629   $10,630,337
                           ===========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                            EVERGREEN VA    EVERGREEN VA   EVERGREEN VA  EVERGREEN VA  FIDELITY-REGISTERED TRADEMARK- VIP
                           SPECIAL VALUES  SPECIAL EQUITY  HIGH INCOME    GROWTH AND                 ASSET
                                FUND            FUND           FUND      INCOME FUND              MANAGER-SM-
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT              SUB-ACCOUNT
                           --------------  --------------  ------------  ------------  ----------------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --              --             --            --                  --
      Class IB...........       --              --             --            --                  --
      Other class........       793,079         213,936        23,955      1,063,126                  339,588
                            ===========      ==========      ========    ===========               ==========
    Cost:
      Class IA...........       --              --             --            --                  --
      Class IB...........       --              --             --            --                  --
      Other class........   $10,901,010      $2,233,264      $248,676    $15,699,221               $5,465,979
                            ===========      ==========      ========    ===========               ==========
    Market Value:
      Class IA...........       --              --             --            --                  --
      Class IB...........       --              --             --            --                  --
      Other class........   $12,935,121      $2,443,145      $257,754    $17,605,368               $5,042,886
  Due from Hartford Life
   Insurance Company.....        59,742         --             --            --                  --
  Receivable from fund
   shares sold...........       --                  100             9         53,409                    2,214
  Other assets...........             6               4        --            --                             8
                            -----------      ----------      --------    -----------               ----------
  Total Assets...........    12,994,869       2,443,249       257,763     17,658,777                5,045,108
                            -----------      ----------      --------    -----------               ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                  100             9         53,409                    2,214
  Payable for fund shares
   purchased.............        59,742         --             --            --                  --
  Other liabilities......       --              --                  3             18             --
                            -----------      ----------      --------    -----------               ----------
  Total Liabilities......        59,742             100            12         53,427                    2,214
                            -----------      ----------      --------    -----------               ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $12,935,127      $2,443,149      $257,751    $17,605,350               $5,042,894
                            ===========      ==========      ========    ===========               ==========


                           FIDELITY-REGISTERED TRADEMARK- VIP
                                         GROWTH
                                      SUB-ACCOUNT
                           ----------------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........            --
      Class IB...........            --
      Other class........                 566,510
                                      ===========
    Cost:
      Class IA...........            --
      Class IB...........            --
      Other class........             $19,392,111
                                      ===========
    Market Value:
      Class IA...........            --
      Class IB...........            --
      Other class........             $18,133,977
  Due from Hartford Life
   Insurance Company.....                     707
  Receivable from fund
   shares sold...........            --
  Other assets...........                      75
                                      -----------
  Total Assets...........              18,134,759
                                      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            --
  Payable for fund shares
   purchased.............                     707
  Other liabilities......            --
                                      -----------
  Total Liabilities......                     707
                                      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........             $18,134,052
                                      ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                                                                                   FIFTH THIRD
                           FIDELITY-REGISTERED TRADEMARK- VIP  FIDELITY-REGISTERED TRADEMARK- VIP  BALANCED VIP
                            CONTRAFUND-REGISTERED TRADEMARK-                OVERSEAS                   FUND
                                      SUB-ACCOUNT                         SUB-ACCOUNT              SUB-ACCOUNT
                           ----------------------------------  ----------------------------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........            --                                  --                            --
      Class IB...........            --                                  --                            --
      Other class........                 828,182                             272,050                  104,820
                                      ===========                          ==========               ==========
    Cost:
      Class IA...........            --                                  --                            --
      Class IB...........            --                                  --                            --
      Other class........             $14,380,343                          $5,473,593               $1,150,967
                                      ===========                          ==========               ==========
    Market Value:
      Class IA...........            --                                  --                            --
      Class IB...........            --                                  --                            --
      Other class........             $22,046,217                          $4,766,314               $1,266,231
  Due from Hartford Life
   Insurance Company.....            --                                           204                  --
  Receivable from fund
   shares sold...........                  10,238                        --                                 53
  Other assets...........            --                                  --                            --
                                      -----------                          ----------               ----------
  Total Assets...........              22,056,455                           4,766,518                1,266,284
                                      -----------                          ----------               ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                  10,238                        --                                 53
  Payable for fund shares
   purchased.............            --                                           204                  --
  Other liabilities......                      65                                  13                  --
                                      -----------                          ----------               ----------
  Total Liabilities......                  10,303                                 217                       53
                                      -----------                          ----------               ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........             $22,046,152                          $4,766,301               $1,266,231
                                      ===========                          ==========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                     FIRST HORIZON
                              FIFTH THIRD                                               CAPITAL       FIRST HORIZON
                           DISCIPLINED VALUE    FIFTH THIRD     FIFTH THIRD QUALITY  APPRECIATION      CORE EQUITY
                               VIP FUND       MID CAP VIP FUND    GROWTH VIP FUND      PORTFOLIO        PORTFOLIO
                              SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT (E)
                           -----------------  ----------------  -------------------  -------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                --                 --                 --               --
      Class IB...........        --                --                 --                 --               --
      Other class........         754,118           790,575           1,693,734          295,078         1,390,737
                              ===========       ===========         ===========       ==========       ===========
    Cost:
      Class IA...........        --                --                 --                 --               --
      Class IB...........        --                --                 --                 --               --
      Other class........     $ 9,626,253       $10,663,993         $12,114,483       $3,482,997       $12,515,529
                              ===========       ===========         ===========       ==========       ===========
    Market Value:
      Class IA...........        --                --                 --                 --               --
      Class IB...........        --                --                 --                 --               --
      Other class........     $11,266,517       $12,285,528         $12,889,312       $3,897,986       $13,851,744
  Due from Hartford Life
   Insurance Company.....          14,485            14,832              17,877          --               --
  Receivable from fund
   shares sold...........        --                --                 --                  18,522            30,666
  Other assets...........              11          --                 --                 --                     32
                              -----------       -----------         -----------       ----------       -----------
  Total Assets...........      11,281,013        12,300,360          12,907,189        3,916,508        13,882,442
                              -----------       -----------         -----------       ----------       -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --                 --                  18,522            30,666
  Payable for fund shares
   purchased.............          14,485            14,832              17,877          --               --
  Other liabilities......        --                      20                  13                3          --
                              -----------       -----------         -----------       ----------       -----------
  Total Liabilities......          14,485            14,852              17,890           18,525            30,666
                              -----------       -----------         -----------       ----------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $11,266,528       $12,285,508         $12,889,299       $3,897,983       $13,851,776
                              ===========       ===========         ===========       ==========       ===========


                           HARTFORD ADVISERS
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      145,535,834
      Class IB...........       16,253,586
      Other class........        --
                            ==============
    Cost:
      Class IA...........   $2,553,987,457
      Class IB...........      404,920,039
      Other class........        --
                            ==============
    Market Value:
      Class IA...........   $3,353,613,365
      Class IB...........      376,627,129
      Other class........        --
  Due from Hartford Life
   Insurance Company.....        --
  Receivable from fund
   shares sold...........        2,262,574
  Other assets...........            6,501
                            --------------
  Total Assets...........    3,732,509,569
                            --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        2,262,574
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                            --------------
  Total Liabilities......        2,262,574
                            --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $3,730,246,995
                            ==============

(e) Formerly First Horizon Growth & Income Portfolio Sub-Account. Change effective May 3, 2004.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                           HARTFORD CAPITAL  HARTFORD DIVIDEND
                           HARTFORD BOND   APPRECIATION HLS   AND GROWTH HLS
                              HLS FUND           FUND              FUND
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  ----------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      74,572,668       65,832,815        67,077,777
      Class IB...........      21,091,920       10,037,935        15,163,183
      Other class........        --              --                --
                           ==============   ==============    ==============
    Cost:
      Class IA...........  $  834,657,050   $2,407,603,477    $1,115,478,816
      Class IB...........     246,109,430      440,743,146       272,245,692
      Other class........        --              --                --
                           ==============   ==============    ==============
    Market Value:
      Class IA...........  $  890,611,898   $3,517,562,200    $1,396,934,482
      Class IB...........     250,064,918      533,863,674       314,758,594
      Other class........        --              --                --
  Due from Hartford Life
   Insurance Company.....      28,678,136        1,120,998           460,755
  Receivable from fund
   shares sold...........        --              --                --
  Other assets...........              52            2,275         --
                           --------------   --------------    --------------
  Total Assets...........   1,169,355,004    4,052,549,147     1,712,153,831
                           --------------   --------------    --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --              --                --
  Payable for fund shares
   purchased.............      28,678,136        1,120,998           460,755
  Other liabilities......        --              --                    1,286
                           --------------   --------------    --------------
  Total Liabilities......      28,678,136        1,120,998           462,041
                           --------------   --------------    --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $1,140,676,868   $4,051,428,149    $1,711,691,790
                           ==============   ==============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________


                                           HARTFORD GLOBAL  HARTFORD GLOBAL   HARTFORD GLOBAL                     HARTFORD GLOBAL
                           HARTFORD FOCUS   ADVISERS HLS    COMMUNICATIONS   FINANCIAL SERVICES  HARTFORD GLOBAL    LEADERS HLS
                              HLS FUND          FUND           HLS FUND           HLS FUND       HEALTH HLS FUND       FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------  ---------------  ------------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     1,437,203        7,887,570         800,563            887,359          6,373,231       12,718,681
      Class IB...........       663,625        1,022,826         203,868            339,677          1,075,017        2,409,014
      Other class........       --              --               --                --                 --               --
                            ===========     ============      ==========        ===========       ============     ============
    Cost:
      Class IA...........   $13,562,028     $ 89,990,884      $4,506,594        $ 7,858,058       $ 85,773,910     $216,878,955
      Class IB...........     5,935,829       11,120,440       1,217,221          2,990,777         14,637,813       37,570,912
      Other class........       --              --               --                --                 --               --
                            ===========     ============      ==========        ===========       ============     ============
    Market Value:
      Class IA...........   $14,635,103     $ 98,815,526      $7,075,544        $ 9,623,627       $107,828,189     $234,173,245
      Class IB...........     6,723,689       12,719,182       1,791,236          3,666,774         18,039,447       44,130,560
      Other class........       --              --               --                --                 --               --
  Due from Hartford Life
   Insurance Company.....           669          110,395         --                   5,475           --                134,665
  Receivable from fund
   shares sold...........       --              --                 3,338           --                   51,727         --
  Other assets...........            12         --               --                --                 --                    757
                            -----------     ------------      ----------        -----------       ------------     ------------
  Total Assets...........    21,359,473      111,645,103       8,870,118         13,295,876        125,919,363      278,439,227
                            -----------     ------------      ----------        -----------       ------------     ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --                 3,338           --                   51,727         --
  Payable for fund shares
   purchased.............           669          110,395         --                   5,475           --                134,665
  Other liabilities......       --                   183              63                  9                208         --
                            -----------     ------------      ----------        -----------       ------------     ------------
  Total Liabilities......           669          110,578           3,401              5,484             51,935          134,665
                            -----------     ------------      ----------        -----------       ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $21,358,804     $111,534,525      $8,866,717        $13,290,392       $125,867,428     $278,304,562
                            ===========     ============      ==========        ===========       ============     ============

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                           HARTFORD GLOBAL       HARTFORD
                           TECHNOLOGY HLS   DISCIPLINED EQUITY  HARTFORD GROWTH
                                FUND             HLS FUND          HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ------------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      6,317,771         13,907,333         6,097,750
      Class IB...........      1,316,877          3,634,539         2,230,254
      Other class........       --                --                 --
                             ===========       ============      ============
    Cost:
      Class IA...........    $49,414,400       $170,413,457      $ 64,720,317
      Class IB...........      6,589,382         39,277,703        23,207,752
      Other class........       --                --                 --
                             ===========       ============      ============
    Market Value:
      Class IA...........    $31,228,248       $167,115,645      $ 76,013,064
      Class IB...........      6,446,329         43,377,007        27,612,423
      Other class........       --                --                 --
  Due from Hartford Life
   Insurance Company.....       --                   22,655            71,692
  Receivable from fund
   shares sold...........         25,783          --                 --
  Other assets...........            241                240               331
                             -----------       ------------      ------------
  Total Assets...........     37,700,601        210,515,547       103,697,510
                             -----------       ------------      ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         25,783          --                 --
  Payable for fund shares
   purchased.............       --                   22,655            71,692
  Other liabilities......       --                --                 --
                             -----------       ------------      ------------
  Total Liabilities......         25,783             22,655            71,692
                             -----------       ------------      ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $37,674,818       $210,492,892      $103,625,818
                             ===========       ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                                  HARTFORD             HARTFORD        HARTFORD
                           HARTFORD GROWTH                                  INTERNATIONAL CAPITAL   INTERNATIONAL    INTERNATIONAL
                            OPPORTUNITIES   HARTFORD HIGH   HARTFORD INDEX      APPRECIATION        SMALL COMPANY    OPPORTUNITIES
                              HLS FUND      YIELD HLS FUND     HLS FUND           HLS FUND             HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  --------------  --------------  ---------------------  ----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      3,329,092       19,412,929      16,404,073          6,575,307           1,983,034       25,431,283
      Class IB...........        613,016        6,290,324       1,328,670          1,998,913             540,986        3,568,611
      Other class........       --               --              --                --                   --                --
                            ============     ============    ============       ============         ===========     ============
    Cost:
      Class IA...........   $ 77,274,793     $189,058,591    $329,371,395       $ 68,714,897         $23,431,577     $278,378,512
      Class IB...........     13,341,442       59,557,587      38,591,958         20,445,475           6,561,483       39,798,377
      Other class........       --               --              --                --                   --                --
                            ============     ============    ============       ============         ===========     ============
    Market Value:
      Class IA...........   $ 91,969,822     $199,251,356    $527,673,091       $ 81,865,197         $28,791,936     $301,535,191
      Class IB...........     16,824,033       63,970,068      42,543,913         24,717,472           7,800,759       42,199,585
      Other class........       --               --              --                --                   --                --
  Due from Hartford Life
   Insurance Company.....         48,821         --              --                  144,430              65,795          --
  Receivable from fund
   shares sold...........       --                 52,115         416,014          --                   --                  7,326
  Other assets...........            151              747        --                      111            --                    126
                            ------------     ------------    ------------       ------------         -----------     ------------
  Total Assets...........    108,842,827      263,274,286     570,633,018        106,727,210          36,658,490      343,742,228
                            ------------     ------------    ------------       ------------         -----------     ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 52,115         416,014          --                   --                  7,326
  Payable for fund shares
   purchased.............         48,821         --              --                  144,430              65,795          --
  Other liabilities......       --               --                   603          --                         14          --
                            ------------     ------------    ------------       ------------         -----------     ------------
  Total Liabilities......         48,821           52,115         416,617            144,430              65,809            7,326
                            ------------     ------------    ------------       ------------         -----------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $108,794,006     $263,222,171    $570,216,401       $106,582,780         $36,592,681     $343,734,902
                            ============     ============    ============       ============         ===========     ============

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                           HARTFORD MIDCAP  HARTFORD MIDCAP   HARTFORD MONEY
                              HLS FUND      VALUE HLS FUND   MARKET HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (F)
                           ---------------  ---------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     16,854,731       19,279,410       268,577,949
      Class IB...........        681,421        5,228,214        61,542,038
      Other class........       --               --                --
                            ============     ============      ============
    Cost:
      Class IA...........   $303,143,162     $200,627,180      $268,577,949
      Class IB...........     16,422,019       54,722,697        61,542,038
      Other class........       --               --                --
                            ============     ============      ============
    Market Value:
      Class IA...........   $482,265,885     $272,907,238      $268,577,949
      Class IB...........     19,366,824       73,610,182        61,542,038
      Other class........       --               --                --
  Due from Hartford Life
   Insurance Company.....       --               --                --
  Receivable from fund
   shares sold...........     28,707,504       28,363,926           600,543
  Other assets...........       --                    100               602
                            ------------     ------------      ------------
  Total Assets...........    530,340,213      374,881,446       330,721,132
                            ------------     ------------      ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     28,707,505       28,363,926           600,543
  Payable for fund shares
   purchased.............       --               --                --
  Other liabilities......            878         --                --
                            ------------     ------------      ------------
  Total Liabilities......     28,708,383       28,363,926           600,543
                            ------------     ------------      ------------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........   $501,631,830     $346,517,520      $330,120,589
                            ============     ============      ============

(f) Effective August 27, 2004, First American International Portfolio Sub-Account, First American Large Cap Growth Portfolio Sub-Account, First American Small Cap Growth Portfolio Sub-Account and First American Technology Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                              HARTFORD                                                       HARTFORD U.S.
                              MORTGAGE     HARTFORD SMALL     HARTFORD                         GOVERNMENT
                           SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK   SECURITIES HLS  HARTFORD VALUE
                                FUND            FUND          HLS FUND         HLS FUND           FUND          HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ---------------  ---------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     18,988,495      14,992,596       5,000,697        36,979,862      17,495,872      5,673,901
      Class IB...........      3,304,696       3,380,671       1,651,280         3,518,839       6,081,742      2,220,241
      Other class........       --              --              --                --              --              --
                            ============    ============    ============    ==============    ============    ===========
    Cost:
      Class IA...........   $210,604,703    $212,289,457    $ 81,693,187    $1,200,598,611    $194,506,494    $51,845,682
      Class IB...........     38,779,510      50,650,797      27,004,606       183,267,103      68,587,426     19,634,531
      Other class........       --              --              --                --              --              --
                            ============    ============    ============    ==============    ============    ===========
    Market Value:
      Class IA...........   $222,300,434    $243,643,671    $101,319,128    $1,690,871,579    $196,699,090    $60,858,563
      Class IB...........     38,367,037      54,289,074      33,376,494       160,437,379      68,083,880     23,695,984
      Other class........       --              --              --                --              --              --
  Due from Hartford Life
   Insurance Company.....       --              --                30,784          --            28,175,543         70,551
  Receivable from fund
   shares sold...........        159,210          51,928        --               1,023,462        --              --
  Other assets...........             53        --                   237             1,789        --                   52
                            ------------    ------------    ------------    --------------    ------------    -----------
  Total Assets...........    260,826,734     297,984,673     134,726,643     1,852,334,209     292,958,513     84,625,150
                            ------------    ------------    ------------    --------------    ------------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        159,210          51,928        --               1,023,458        --              --
  Payable for fund shares
   purchased.............       --              --                30,784          --            28,175,543         70,551
  Other liabilities......       --                   951        --                --                   335        --
                            ------------    ------------    ------------    --------------    ------------    -----------
  Total Liabilities......        159,210          52,879          30,784         1,023,458      28,175,878         70,551
                            ------------    ------------    ------------    --------------    ------------    -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........   $260,667,524    $297,931,794    $134,695,859    $1,851,310,751    $264,782,635    $84,554,599
                            ============    ============    ============    ==============    ============    ===========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                           HARTFORD VALUE                   HUNTINGTON VA
                           OPPORTUNITIES   HARTFORD EQUITY  INCOME EQUITY
                              HLS FUND     INCOME HLS FUND      FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     2,609,167        1,728,645         --
      Class IB...........       654,218          473,594         --
      Other class........       --              --             2,456,867
                            ===========      ===========     ===========
    Cost:
      Class IA...........   $38,538,090      $18,668,546         --
      Class IB...........     9,416,073        5,125,904         --
      Other class........       --              --           $23,841,396
                            ===========      ===========     ===========
    Market Value:
      Class IA...........   $47,393,692      $20,125,873         --
      Class IB...........    11,815,887        5,503,856         --
      Other class........       --              --           $28,548,791
  Due from Hartford Life
   Insurance Company.....       112,443           37,430          32,554
  Receivable from fund
   shares sold...........       --              --               --
  Other assets...........       --              --               --
                            -----------      -----------     -----------
  Total Assets...........    59,322,022       25,667,159      28,581,345
                            -----------      -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --               --
  Payable for fund shares
   purchased.............       112,443           37,430          32,554
  Other liabilities......            50               15              20
                            -----------      -----------     -----------
  Total Liabilities......       112,493           37,445          32,574
                            -----------      -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $59,209,529      $25,629,714     $28,548,771
                            ===========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________


                            HUNTINGTON VA                    HUNTINGTON VA    HUNTINGTON VA   HUNTINGTON VA
                           DIVIDEND CAPTURE  HUNTINGTON VA  MID CORP AMERICA   NEW ECONOMY   ROTATING MARKETS   HUNTINGTON VA
                                 FUND         GROWTH FUND         FUND            FUND             FUND         MACRO 100 FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT (G)   SUB-ACCOUNT (D)
                           ----------------  -------------  ----------------  -------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --             --               --              --                --
      Class IB...........       --                --             --               --              --                --
      Other class........      2,103,749        1,750,412       1,029,876         313,117          399,165           87,933
                             ===========      ===========     ===========      ==========       ==========         ========
    Cost:
      Class IA...........       --                --             --               --              --                --
      Class IB...........       --                --             --               --              --                --
      Other class........    $22,924,024      $14,007,652     $11,570,827      $3,539,824       $3,905,288         $934,321
                             ===========      ===========     ===========      ==========       ==========         ========
    Market Value:
      Class IA...........       --                --             --               --              --                --
      Class IB...........       --                --             --               --              --                --
      Other class........    $27,222,513      $15,666,190     $15,108,279      $4,502,626       $4,746,071         $978,689
  Due from Hartford Life
   Insurance Company.....         19,831           20,921        --               --                11,479            7,587
  Receivable from fund
   shares sold...........       --                --                2,691             197         --                --
  Other assets...........             53               30        --               --                     4          --
                             -----------      -----------     -----------      ----------       ----------         --------
  Total Assets...........     27,242,397       15,687,141      15,110,970       4,502,823        4,757,554          986,276
                             -----------      -----------     -----------      ----------       ----------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --                2,691             197         --                --
  Payable for fund shares
   purchased.............         19,831           20,921        --               --                11,479            7,587
  Other liabilities......       --                --                   20               8         --                --
                             -----------      -----------     -----------      ----------       ----------         --------
  Total Liabilities......         19,831           20,921           2,711             205           11,479            7,587
                             -----------      -----------     -----------      ----------       ----------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $27,222,566      $15,666,220     $15,108,259      $4,502,618       $4,746,075         $978,689
                             ===========      ===========     ===========      ==========       ==========         ========

(d)  From inception, August 9, 2004 to December 31, 2004.
(g) Formerly Huntingon VA Rotating Index Fund Sub-Account. Change effective May 1, 2004.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                             HUNTINGTON VA
                                 SITUS         MERRILL LYNCH   MERRILL LYNCH
                               SMALL CAP       GLOBAL GROWTH  LARGE CAP GROWTH
                                  FUND           V.I. FUND       V.I. FUND
                            SUB-ACCOUNT (D)     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                 --              --
      Class IB...........       --                 --              --
      Other class........         56,386           10,302           10,945
                                ========         ========         ========
    Cost:
      Class IA...........       --                 --              --
      Class IB...........       --                 --              --
      Other class........       $644,734         $107,233         $100,067
                                ========         ========         ========
    Market Value:
      Class IA...........       --                 --              --
      Class IB...........       --                 --              --
      Other class........       $674,944         $ 99,519         $109,013
  Due from Hartford Life
   Insurance Company.....         16,144           --              --
  Receivable from fund
   shares sold...........       --                      5                4
  Other assets...........       --                 --              --
                                --------         --------         --------
  Total Assets...........        691,088           99,524          109,017
                                --------         --------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                      4                4
  Payable for fund shares
   purchased.............         16,144           --              --
  Other liabilities......       --                 --              --
                                --------         --------         --------
  Total Liabilities......         16,144                4                4
                                --------         --------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $674,944         $ 99,520         $109,013
                                ========         ========         ========

(d)  From inception, August 9, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                                   NATIONS MARSICO
                                                                  MTB MANAGED       INTERNATIONAL   NATIONS HIGH      NATIONS
                            MTB LARGE CAP     MTB LARGE CAP     ALLOCATION FUND-    OPPORTUNITIES    YIELD BOND    INTERNATIONAL
                            GROWTH FUND II    VALUE FUND II    MODERATE GROWTH II     PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                           SUB-ACCOUNT (H)   SUB-ACCOUNT (H)    SUB-ACCOUNT (H)      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  ----------------  ------------------  ---------------  ------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --                 --                 --              --             --
      Class IB...........       --                --                 --                 --              --             --
      Other class........        10,617            20,939             251,334          2,004,866      2,594,518         936,478
                               ========          ========          ==========        ===========    ===========     ===========
    Cost:
      Class IA...........       --                --                 --                 --              --             --
      Class IB...........       --                --                 --                 --              --             --
      Other class........      $102,593          $223,138          $2,678,435        $25,402,378    $25,136,797     $ 8,584,587
                               ========          ========          ==========        ===========    ===========     ===========
    Market Value:
      Class IA...........       --                --                 --                 --              --             --
      Class IB...........       --                --                 --                 --              --             --
      Other class........      $108,506          $230,952          $2,784,783        $31,556,597    $27,346,223     $10,685,216
  Due from Hartford Life
   Insurance Company.....       --                 15,101                  89             14,868        --             --
  Receivable from fund
   shares sold...........             5           --                 --                 --                1,178             698
  Other assets...........       --                --                        3           --                   39        --
                               --------          --------          ----------        -----------    -----------     -----------
  Total Assets...........       108,511           246,053           2,784,875         31,571,465     27,347,440      10,685,914
                               --------          --------          ----------        -----------    -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             5           --                 --                 --                1,178             698
  Payable for fund shares
   purchased.............       --                 15,101                  89             14,868        --             --
  Other liabilities......       --                --                 --                       89        --                   33
                               --------          --------          ----------        -----------    -----------     -----------
  Total Liabilities......             5            15,101                  89             14,957          1,178             731
                               --------          --------          ----------        -----------    -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $108,506          $230,952          $2,784,786        $31,556,508    $27,346,262     $10,685,183
                               ========          ========          ==========        ===========    ===========     ===========

(h)  From inception, May 3, 2004 to December 31, 2004.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                           NATIONS MARSICO   NATIONS ASSET
                           FOCUSED EQUITIES   ALLOCATION    NATIONS MARSICO
                              PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT (I)
                           ----------------  -------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --              --              --
      Class IB...........        --              --              --
      Other class........       6,212,621        952,210        4,137,646
                             ============     ==========      ===========
    Cost:
      Class IA...........        --              --              --
      Class IB...........        --              --              --
      Other class........    $ 86,486,909     $8,950,167      $56,401,742
                             ============     ==========      ===========
    Market Value:
      Class IA...........        --              --              --
      Class IB...........        --              --              --
      Other class........    $104,869,047     $9,636,359      $68,891,828
  Due from Hartford Life
   Insurance Company.....        --              --              --
  Receivable from fund
   shares sold...........          14,436            405              917
  Other assets...........        --                   51         --
                             ------------     ----------      -----------
  Total Assets...........     104,883,483      9,636,815       68,892,745
                             ------------     ----------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          14,436            405              917
  Payable for fund shares
   purchased.............        --              --              --
  Other liabilities......             590        --                    45
                             ------------     ----------      -----------
  Total Liabilities......          15,026            405              962
                             ------------     ----------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $104,868,457     $9,636,410      $68,891,783
                             ============     ==========      ===========

(i) Effective January 23, 2004, Nations Capital Growth Portfolio Sub-Account merged with Nations Marsico Growth Portfolio Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________


                           NATIONS MARSICO                    NATIONS SMALL
                            21ST CENTURY     NATIONS MIDCAP      COMPANY     NATIONS VALUE  JENNISON 20/20
                              PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO      PORTFOLIO    FOCUS PORTFOLIO  JENNISON PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ----------------  -------------  -------------  ---------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --               --                --             --            --                 --
      Class IB...........       --               --                --             --            --                 --
      Other class........       889,773         2,511,436        1,482,168      2,589,710        38,391              75,401
                             ==========       ===========      ===========    ===========      ========          ==========
    Cost:
      Class IA...........       --               --                --             --            --                 --
      Class IB...........       --               --                --             --            --                 --
      Other class........    $8,313,482       $16,757,341      $12,970,360    $25,422,546      $411,121          $1,642,617
                             ==========       ===========      ===========    ===========      ========          ==========
    Market Value:
      Class IA...........       --               --                --             --            --                 --
      Class IB...........       --               --                --             --            --                 --
      Other class........    $9,253,634       $20,342,627      $15,755,446    $30,454,987      $469,522          $1,354,957
  Due from Hartford Life
   Insurance Company.....       --               --                --             --            --                 --
  Receivable from fund
   shares sold...........           359               892              663          2,467            18                 146
  Other assets...........            40                 4               29             98       --                 --
                             ----------       -----------      -----------    -----------      --------          ----------
  Total Assets...........     9,254,033        20,343,523       15,756,138     30,457,552       469,540           1,355,103
                             ----------       -----------      -----------    -----------      --------          ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           359               892              663          2,467            18                 146
  Payable for fund shares
   purchased.............       --               --                --             --            --                 --
  Other liabilities......       --               --                --             --            --                 --
                             ----------       -----------      -----------    -----------      --------          ----------
  Total Liabilities......           359               892              663          2,467            18                 146
                             ----------       -----------      -----------    -----------      --------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $9,253,674       $20,342,631      $15,755,475    $30,455,085      $469,522          $1,354,957
                             ==========       ===========      ===========    ===========      ========          ==========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                             SP WILLIAM BLAIR  SMITH BARNEY
                           PRUDENTIAL VALUE   INTERNATIONAL     GOVERNMENT
                              PORTFOLIO      GROWTH PORTFOLIO      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (J)   SUB-ACCOUNT
                           ----------------  ----------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --              --
      Class IB...........       --                --              --
      Other class........        31,037            22,126         21,616
                               ========          ========        =======
    Cost:
      Class IA...........       --                --              --
      Class IB...........       --                --              --
      Other class........      $506,441          $111,640        $21,616
                               ========          ========        =======
    Market Value:
      Class IA...........       --                --              --
      Class IB...........       --                --              --
      Other class........      $618,878          $149,793        $21,616
  Due from Hartford Life
   Insurance Company.....       --                --              --
  Receivable from fund
   shares sold...........            26                 6         --
  Other assets...........       --                --              --
                               --------          --------        -------
  Total Assets...........       618,904           149,799         21,616
                               --------          --------        -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            26                 7              1
  Payable for fund shares
   purchased.............       --                --              --
  Other liabilities......       --                --              --
                               --------          --------        -------
  Total Liabilities......            26                 7              1
                               --------          --------        -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $618,878          $149,792        $21,615
                               ========          ========        =======

(j) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                                     WELLS FARGO
                           SMITH BARNEY                  UBS SERIES TRUST --       VICTORY         ASSET ALLOCATION
                           APPRECIATION   SMITH BARNEY     U.S. ALLOCATION       DIVERSIFIED             FUND
                               FUND      CASH PORTFOLIO       PORTFOLIO           STOCK FUND             SUB-
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT (K)     SUB-ACCOUNT (L)       ACCOUNT (M)
                           ------------  --------------  -------------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --            --                --                   --                 --
      Class IB...........      --            --                --                   --                 --
      Other class........      10,321        249,584           1,562,018             200,995             19,681
                             ========       ========         ===========          ==========           ========
    Cost:
      Class IA...........      --            --                --                   --                 --
      Class IB...........      --            --                --                   --                 --
      Other class........    $ 62,892       $249,584         $24,902,295          $1,858,220           $240,497
                             ========       ========         ===========          ==========           ========
    Market Value:
      Class IA...........      --            --                --                   --                 --
      Class IB...........      --            --                --                   --                 --
      Other class........    $151,407       $249,585         $21,024,763          $2,204,919           $255,267
  Due from Hartford Life
   Insurance Company.....      --            --                --                   --                 --
  Receivable from fund
   shares sold...........      --            --                      694                  83                 13
  Other assets...........           4        --                        7            --                 --
                             --------       --------         -----------          ----------           --------
  Total Assets...........     151,411        249,585          21,025,464           2,205,002            255,280
                             --------       --------         -----------          ----------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           8              7                 694                  82                 12
  Payable for fund shares
   purchased.............      --            --                --                   --                 --
  Other liabilities......      --            --                --                   --                 --
                             --------       --------         -----------          ----------           --------
  Total Liabilities......           8              7                 694                  82                 12
                             --------       --------         -----------          ----------           --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $151,403       $249,578         $21,024,770          $2,204,920           $255,268
                             ========       ========         ===========          ==========           ========


                              WELLS FARGO
                              TOTAL RETURN
                               BOND FUND
                            SUB-ACCOUNT (M)
                           ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........         12,273
                                ========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........       $123,346
                                ========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........       $123,708
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........              6
  Other assets...........       --
                                --------
  Total Assets...........        123,714
                                --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              5
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                                --------
  Total Liabilities......              5
                                --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $123,709
                                ========

(k) Formerly UBS Series Trust--Tactical Allocation Portfolio Sub-Account. Change effective June 30, 2004.
(l)  Formerly Victory Variable Insurance Diversified Stock Fund Sub-Account.
(m)  From inception, January 30, 2004 to December 31, 2004.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                              WELLS FARGO         WELLS FARGO         WELLS FARGO
                             EQUITY INCOME       INTERNATIONAL       LARGE COMPANY
                                  FUND            EQUITY FUND         GROWTH FUND
                            SUB-ACCOUNT (M)     SUB-ACCOUNT (M)     SUB-ACCOUNT (M)
                           ------------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                  --                  --
      Class IB...........       --                  --                  --
      Other class........          8,692              9,114               18,979
                                ========            =======             ========
    Cost:
      Class IA...........       --                  --                  --
      Class IB...........       --                  --                  --
      Other class........       $131,670            $71,565             $154,302
                                ========            =======             ========
    Market Value:
      Class IA...........       --                  --                  --
      Class IB...........       --                  --                  --
      Other class........       $141,934            $75,374             $168,537
  Due from Hartford Life
   Insurance Company.....       --                  --                  --
  Receivable from fund
   shares sold...........              6                  3                    7
  Other assets...........       --                  --                  --
                                --------            -------             --------
  Total Assets...........        141,940             75,377              168,544
                                --------            -------             --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              6                  3                    7
  Payable for fund shares
   purchased.............       --                  --                  --
  Other liabilities......       --                  --                  --
                                --------            -------             --------
  Total Liabilities......              6                  3                    7
                                --------            -------             --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $141,934            $75,374             $168,537
                                ========            =======             ========

(m)  From inception, January 30, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________


                              WELLS FARGO       STI CLASSIC VT    STI CLASSIC VT  STI CLASSIC VT  STI CLASSIC VT
                               SMALL CAP            CAPITAL         GROWTH AND       MID-CAP       VALUE INCOME
                              GROWTH FUND      APPRECIATION FUND   INCOME FUND     EQUITY FUND      STOCK FUND
                            SUB-ACCOUNT (M)       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -----------------  --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                  --                 --              --              --
      Class IB...........       --                  --                 --              --              --
      Other class........         2,578              178,887           175,721          93,118         150,246
                                =======           ==========        ==========      ==========      ==========
    Cost:
      Class IA...........       --                  --                 --              --              --
      Class IB...........       --                  --                 --              --              --
      Other class........       $18,543           $2,598,221        $1,563,133      $  882,707      $1,693,346
                                =======           ==========        ==========      ==========      ==========
    Market Value:
      Class IA...........       --                  --                 --              --              --
      Class IB...........       --                  --                 --              --              --
      Other class........       $20,234           $2,937,328        $2,012,000      $1,105,310      $2,151,522
  Due from Hartford Life
   Insurance Company.....       --                  --                 --              --              --
  Receivable from fund
   shares sold...........       --                       146                99              55             108
  Other assets...........       --                  --                 --              --              --
                                -------           ----------        ----------      ----------      ----------
  Total Assets...........        20,234            2,937,474         2,012,099       1,105,365       2,151,630
                                -------           ----------        ----------      ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             1                  147                99              56             107
  Payable for fund shares
   purchased.............       --                  --                 --              --              --
  Other liabilities......       --                  --                 --              --              --
                                -------           ----------        ----------      ----------      ----------
  Total Liabilities......             1                  147                99              56             107
                                -------           ----------        ----------      ----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $20,233           $2,937,327        $2,012,000      $1,105,309      $2,151,523
                                =======           ==========        ==========      ==========      ==========

(m)  From inception, January 30, 2004 to December 31, 2004.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
ANNUITY CONTACTS IN THE
 ACCUMULATION PERIOD:
American Century-Registered
 Trademark- VP Capital
 Appreciation Fund............     0.70%          69,467   $ 1.195042  $        83,016
American Century-Registered
 Trademark- VP Capital
 Appreciation Fund............     0.85%           2,231    10.965164           24,467
American Century-Registered
 Trademark- VP Capital
 Appreciation Fund............     1.25%       2,155,770     1.152691        2,484,936
American Century-Registered
 Trademark- VP Capital
 Appreciation Fund............     1.25%         344,090     1.188741          409,034
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.25%       6,323,176     0.969208        6,128,472
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.35%          11,314     0.961801           10,882
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.40%       1,295,504     0.961008        1,244,989
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.45%         235,479     0.961636          226,445
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.55%           7,076     0.957160            6,773
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.60%         143,667     0.953463          136,981
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.65%          51,404     0.952667           48,970
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.70%         117,989     0.950461          112,144
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.75%         206,751     0.949664          196,344
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.80%          10,625     0.948875           10,082
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.85%          25,318     0.854079           21,624
AIM V.I. High Yield Fund --
 Class I......................     1.25%       5,263,360     0.957756        5,041,015
AIM V.I. High Yield Fund --
 Class I......................     1.35%           1,176     0.950464            1,118
AIM V.I. High Yield Fund --
 Class I......................     1.40%         681,128     0.949659          646,840
AIM V.I. High Yield Fund --
 Class I......................     1.45%         196,612     0.950276          186,836
AIM V.I. High Yield Fund --
 Class I......................     1.55%           9,515     0.945880            9,000
AIM V.I. High Yield Fund --
 Class I......................     1.60%         216,151     0.942257          203,670
AIM V.I. High Yield Fund --
 Class I......................     1.65%           8,108     0.941451            7,633
AIM V.I. High Yield Fund --
 Class I......................     1.70%         173,944     0.939262          163,379
AIM V.I. High Yield Fund --
 Class I......................     1.75%         145,602     0.938485          136,645
AIM V.I. High Yield Fund --
 Class I......................     1.85%          25,059     1.194410           29,931
AIM V.I. High Yield Fund --
 Class I......................     1.95%           8,470     0.934313            7,914
AIM V.I. High Yield Fund --
 Class I......................     2.00%          11,738     0.933538           10,958
AIM V.I. Premier Equity
 Fund -- Class I..............     1.25%      17,828,032     0.867136       15,459,329
AIM V.I. Premier Equity
 Fund -- Class I..............     1.35%          24,756     0.860523           21,303
AIM V.I. Premier Equity
 Fund -- Class I..............     1.40%       3,360,610     0.859796        2,889,439
AIM V.I. Premier Equity
 Fund -- Class I..............     1.45%         686,229     0.860349          590,396
AIM V.I. Premier Equity
 Fund -- Class I..............     1.60%         358,238     0.853076          305,604
AIM V.I. Premier Equity
 Fund -- Class I..............     1.65%          12,511     0.852360           10,664
AIM V.I. Premier Equity
 Fund -- Class I..............     1.70%         132,000     0.850380          112,250
AIM V.I. Premier Equity
 Fund -- Class I..............     1.75%         145,785     0.849669          123,869
AIM V.I. Premier Equity
 Fund -- Class I..............     1.80%          15,825     0.848955           13,434
AIM V.I. Premier Equity
 Fund -- Class I..............     1.85%          28,487     0.770145           21,939
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.15%          10,799     1.302509           14,067
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.25%       1,045,803     1.300340        1,359,900
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.40%          51,211     1.289350           66,029
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.45%           6,226     1.252352            7,797
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.50%         184,824     1.248196          230,696
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.60%          61,784     1.245165           76,932
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.65%          62,820     1.273359           79,992
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.80%          19,712     1.239173           24,427
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.85%          10,731     1.263396           13,558
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.95%          14,928     1.234670           18,431

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     2.00%          20,742   $ 1.258821  $        26,111
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.15%          54,910     1.197124           65,735
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.25%       2,895,273     1.195134        3,460,239
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.40%          37,892     1.185034           44,904
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.45%          28,797     1.053075           30,325
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.50%         211,572     1.093024          231,253
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.60%         148,820     1.047015          155,817
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.65%         354,233     1.170287          414,555
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.75%          32,650     1.043209           34,061
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.85%           1,934     1.161158            2,245
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.95%           4,585     1.038214            4,760
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     2.00%          15,219     1.156961           17,607
AmSouth Capital Growth Fund...     1.15%         270,042     0.833755          225,148
AmSouth Capital Growth Fund...     1.25%       2,555,678     0.832359        2,127,242
AmSouth Capital Growth Fund...     1.35%          19,205     0.832150           15,982
AmSouth Capital Growth Fund...     1.40%         539,175     0.827809          446,334
AmSouth Capital Growth Fund...     1.45%       1,850,793     0.826287        1,529,286
AmSouth Capital Growth Fund...     1.50%         224,745     0.825599          185,550
AmSouth Capital Growth Fund...     1.60%       1,140,874     0.821752          937,516
AmSouth Capital Growth Fund...     1.65%         416,594     0.820234          341,704
AmSouth Capital Growth Fund...     1.70%         148,663     0.819556          121,838
AmSouth Capital Growth Fund...     1.75%       2,518,126     0.818774        2,061,776
AmSouth Capital Growth Fund...     1.80%       2,353,646     0.815742        1,919,968
AmSouth Capital Growth Fund...     1.90%       3,494,938     0.814908        2,848,053
AmSouth Capital Growth Fund...     1.95%         920,084     0.814818          749,701
AmSouth Capital Growth Fund...     2.00%          64,616     0.811806           52,456
AmSouth Capital Growth Fund...     2.05%          44,142     0.811112           35,804
AmSouth Capital Growth Fund...     2.10%         164,295     0.809538          133,003
AmSouth Capital Growth Fund...     2.15%         154,163     0.808863          124,697
AmSouth Capital Growth Fund...     2.20%          33,857     0.808463           27,373
AmSouth Value Fund............     1.15%         266,308     1.402760          373,565
AmSouth Value Fund............     1.25%      23,784,051     1.400423       33,307,733
AmSouth Value Fund............     1.35%          11,147     1.400071           15,607
AmSouth Value Fund............     1.40%       2,622,329     1.388586        3,641,329
AmSouth Value Fund............     1.45%       9,304,477     0.942184        8,766,530
AmSouth Value Fund............     1.50%         255,968     0.941389          240,965
AmSouth Value Fund............     1.60%       2,437,123     0.936175        2,281,574
AmSouth Value Fund............     1.65%         791,516     0.934814          739,920

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
AmSouth Value Fund............     1.70%          70,724   $ 0.934034  $        66,059
AmSouth Value Fund............     1.75%       4,195,513     0.932791        3,913,537
AmSouth Value Fund............     1.80%       4,147,804     0.928868        3,852,763
AmSouth Value Fund............     1.90%       2,780,256     0.927924        2,579,867
AmSouth Value Fund............     1.95%         886,389     0.928278          822,815
AmSouth Value Fund............     2.00%         153,977     0.924369          142,332
AmSouth Value Fund............     2.05%         162,487     0.923596          150,072
AmSouth Value Fund............     2.10%          48,163     0.921799           44,396
AmSouth Value Fund............     2.15%         260,312     0.921040          239,758
AmSouth Value Fund............     2.20%          44,941     0.920575           41,372
AmSouth Value Fund............     2.30%             538     0.919649              494
AmSouth Select Equity Fund....     1.15%         786,863     1.225442          964,254
AmSouth Select Equity Fund....     1.25%      18,086,354     1.223397       22,126,791
AmSouth Select Equity Fund....     1.35%           7,515     1.223089            9,192
AmSouth Select Equity Fund....     1.40%       2,146,931     1.213012        2,604,253
AmSouth Select Equity Fund....     1.45%       7,463,796     1.521347       11,355,024
AmSouth Select Equity Fund....     1.50%         795,304     1.520086        1,208,931
AmSouth Select Equity Fund....     1.60%       2,893,972     1.511703        4,374,826
AmSouth Select Equity Fund....     1.65%         665,009     1.509486        1,003,822
AmSouth Select Equity Fund....     1.70%          18,640     1.508210           28,113
AmSouth Select Equity Fund....     1.75%       4,017,804     1.506210        6,051,656
AmSouth Select Equity Fund....     1.80%       5,750,610     1.499875        8,625,196
AmSouth Select Equity Fund....     1.90%       4,987,526     1.498370        7,473,159
AmSouth Select Equity Fund....     1.95%       1,066,304     1.498958        1,598,345
AmSouth Select Equity Fund....     2.00%         335,907     1.492650          501,391
AmSouth Select Equity Fund....     2.05%          44,317     1.491394           66,094
AmSouth Select Equity Fund....     2.10%         171,791     1.488482          255,707
AmSouth Select Equity Fund....     2.15%         220,001     1.487244          327,195
AmSouth Select Equity Fund....     2.20%         113,498     1.486498          168,715
AmSouth Select Equity Fund....     2.25%           8,799     1.485744           13,073
AmSouth Select Equity Fund....     2.30%             623     1.485002              926
BB&T Mid Cap Growth Fund......     1.15%       1,876,637     1.318301        2,473,973
BB&T Mid Cap Growth Fund......     1.25%       3,966,679     1.316104        5,220,562
BB&T Mid Cap Growth Fund......     1.35%           3,207     1.315776            4,219
BB&T Mid Cap Growth Fund......     1.40%         204,877     1.309787          268,345
BB&T Mid Cap Growth Fund......     1.45%         357,740     1.307672          467,806
BB&T Mid Cap Growth Fund......     1.50%       1,747,979     1.306596        2,283,903
BB&T Mid Cap Growth Fund......     1.60%       2,342,847     1.301408        3,049,000
BB&T Mid Cap Growth Fund......     1.65%         560,104     1.480809          829,408
BB&T Mid Cap Growth Fund......     1.70%          14,823     1.479581           21,932
BB&T Mid Cap Growth Fund......     1.75%         204,551     1.296683          265,238
BB&T Mid Cap Growth Fund......     1.80%         445,560     1.295115          577,052
BB&T Mid Cap Growth Fund......     1.90%          44,456     1.293823           57,519
BB&T Mid Cap Growth Fund......     1.95%         115,431     1.290438          148,956
BB&T Mid Cap Growth Fund......     2.05%          34,008     1.467816           49,918
BB&T Capital Manager Equity
 Fund.........................     1.15%       1,541,662     0.971988        1,498,476
BB&T Capital Manager Equity
 Fund.........................     1.25%       3,513,532     0.970377        3,409,451
BB&T Capital Manager Equity
 Fund.........................     1.35%          17,869     0.970131           17,335
BB&T Capital Manager Equity
 Fund.........................     1.40%          29,825     0.965041           28,783

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
BB&T Capital Manager Equity
 Fund.........................     1.45%         497,735   $ 0.963268  $       479,452
BB&T Capital Manager Equity
 Fund.........................     1.50%         865,668     0.962465          833,175
BB&T Capital Manager Equity
 Fund.........................     1.60%         707,902     0.957980          678,156
BB&T Capital Manager Equity
 Fund.........................     1.65%         364,967     1.375599          502,048
BB&T Capital Manager Equity
 Fund.........................     1.75%         120,435     0.954516          114,957
BB&T Capital Manager Equity
 Fund.........................     1.80%         269,226     0.953350          256,666
BB&T Capital Manager Equity
 Fund.........................     1.95%         512,420     0.949906          486,751
BB&T Capital Manager Equity
 Fund.........................     2.00%           4,197     1.364624            5,727
BB&T Capital Manager Equity
 Fund.........................     2.05%          30,207     1.363497           41,187
BB&T Large Cap Value Fund.....     1.15%       1,916,170     1.453613        2,785,371
BB&T Large Cap Value Fund.....     1.25%      36,445,392     1.451199       52,889,517
BB&T Large Cap Value Fund.....     1.40%       1,410,021     1.438888        2,028,862
BB&T Large Cap Value Fund.....     1.45%       2,417,189     1.439870        3,480,438
BB&T Large Cap Value Fund.....     1.50%       2,790,967     1.438655        4,015,239
BB&T Large Cap Value Fund.....     1.60%       7,213,336     1.427671       10,298,271
BB&T Large Cap Value Fund.....     1.65%       1,083,537     1.408032        1,525,655
BB&T Large Cap Value Fund.....     1.70%         128,967     1.406863          181,439
BB&T Large Cap Value Fund.....     1.75%         563,557     1.422507          801,664
BB&T Large Cap Value Fund.....     1.80%       2,162,006     1.420762        3,071,696
BB&T Large Cap Value Fund.....     1.90%         111,590     1.419344          158,385
BB&T Large Cap Value Fund.....     1.95%         249,261     1.415612          352,856
BB&T Large Cap Value Fund.....     2.00%           2,739     1.396831            3,825
BB&T Large Cap Value Fund.....     2.05%          22,531     1.395667           31,445
BB&T Large Cap Value Fund.....     2.20%          29,919     1.391372           41,628
BB&T Large Company Growth
 Fund.........................     1.15%       1,165,478     0.979816        1,141,955
BB&T Large Company Growth
 Fund.........................     1.25%       3,178,699     0.978181        3,109,343
BB&T Large Company Growth
 Fund.........................     1.35%          38,365     0.977933           37,518
BB&T Large Company Growth
 Fund.........................     1.40%         202,651     0.973493          197,279
BB&T Large Company Growth
 Fund.........................     1.45%         423,946     0.971928          412,045
BB&T Large Company Growth
 Fund.........................     1.50%       1,670,759     0.971103        1,622,480
BB&T Large Company Growth
 Fund.........................     1.60%       1,965,175     0.967246        1,900,807
BB&T Large Company Growth
 Fund.........................     1.65%         698,429     1.293715          903,568
BB&T Large Company Growth
 Fund.........................     1.75%         304,646     0.963754          293,604
BB&T Large Company Growth
 Fund.........................     1.80%         274,144     0.962583          263,886
BB&T Large Company Growth
 Fund.........................     1.90%         160,426     0.961615          154,268
BB&T Large Company Growth
 Fund.........................     1.95%         239,189     0.959100          229,406
BB&T Large Company Growth
 Fund.........................     2.05%          18,033     1.282355           23,124
BB&T Large Company Growth
 Fund.........................     2.20%          12,700     1.278399           16,235
BB&T Special Opportunities
 Equity Fund..................     1.15%       1,146,977     1.209632        1,387,421
BB&T Special Opportunities
 Equity Fund..................     1.35%           7,800     1.209026            9,430
BB&T Special Opportunities
 Equity Fund..................     1.40%          78,797     1.208328           95,213
BB&T Special Opportunities
 Equity Fund..................     1.45%         268,547     1.208081          324,427
BB&T Special Opportunities
 Equity Fund..................     1.50%         104,268     1.207809          125,936
BB&T Special Opportunities
 Equity Fund..................     1.65%         585,674     1.207035          706,929
BB&T Special Opportunities
 Equity Fund..................     1.95%         270,197     1.205473          325,715
BB&T Special Opportunities
 Equity Fund..................     2.20%          17,108     1.204174           20,601
BB&T Total Return Bond Fund...     1.15%         198,559     1.013539          201,247
BB&T Total Return Bond Fund...     1.35%          20,218     1.013028           20,482
BB&T Total Return Bond Fund...     1.40%          34,567     1.012446           34,997

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
BB&T Total Return Bond Fund...     1.45%          44,849   $ 1.012228  $        45,397
BB&T Total Return Bond Fund...     1.65%          76,660     1.011357           77,531
BB&T Total Return Bond Fund...     1.95%          98,811     1.010047           99,804
Calvert Social Balanced
 Portfolio -- Class A.........     0.70%          37,434     3.037979          113,724
Calvert Social Balanced
 Portfolio -- Class A.........     0.85%           3,962     3.234462           12,815
Calvert Social Balanced
 Portfolio -- Class A.........     1.25%         903,781     2.930509        2,648,537
Calvert Social Balanced
 Portfolio -- Class A.........     1.25%         189,326     2.930509          554,821
Evergreen VA Foundation
 Fund -- Class I..............     1.15%         119,416     0.934277          111,569
Evergreen VA Foundation
 Fund -- Class I..............     1.25%       1,445,368     0.932723        1,348,128
Evergreen VA Foundation
 Fund -- Class I..............     1.25%       3,405,873     0.887235        3,021,810
Evergreen VA Foundation
 Fund -- Class I..............     1.40%         468,318     0.925863          433,598
Evergreen VA Foundation
 Fund -- Class I..............     1.40%         144,597     0.881713          127,493
Evergreen VA Foundation
 Fund -- Class I..............     1.45%         476,917     0.918234          437,921
Evergreen VA Foundation
 Fund -- Class I..............     1.45%         496,539     0.880303          437,105
Evergreen VA Foundation
 Fund -- Class I..............     1.50%         665,353     0.917471          610,442
Evergreen VA Foundation
 Fund -- Class I..............     1.60%         216,547     0.911638          197,412
Evergreen VA Foundation
 Fund -- Class I..............     1.60%          20,121     0.874834           17,603
Evergreen VA Foundation
 Fund -- Class I..............     1.65%         410,275     0.911066          373,788
Evergreen VA Foundation
 Fund -- Class I..............     1.75%          71,117     0.908326           64,597
Evergreen VA Foundation
 Fund -- Class I..............     1.80%         266,970     0.904510          241,477
Evergreen VA Foundation
 Fund -- Class I..............     1.80%          78,527     0.870609           68,367
Evergreen VA Foundation
 Fund -- Class I..............     1.95%         625,635     0.903944          565,539
Evergreen VA Foundation
 Fund -- Class I..............     2.10%          46,110     0.897640           41,390
Evergreen VA Foundation
 Fund -- Class I..............     2.15%           6,317     0.896880            5,666
Evergreen VA Foundation
 Fund -- Class I..............     2.25%          20,732     0.895985           18,575
Evergreen VA Fund --
 Class I......................     1.15%         309,557     0.697909          216,042
Evergreen VA Fund --
 Class I......................     1.25%       1,818,717     0.696742        1,267,177
Evergreen VA Fund --
 Class I......................     1.35%             934     0.696570              650
Evergreen VA Fund --
 Class I......................     1.40%          20,447     0.692405           14,158
Evergreen VA Fund --
 Class I......................     1.45%         268,619     0.691323          185,702
Evergreen VA Fund --
 Class I......................     1.50%          63,943     0.690735           44,168
Evergreen VA Fund --
 Class I......................     1.60%          19,591     0.687007           13,459
Evergreen VA Fund --
 Class I......................     1.65%         332,181     1.174968          390,302
Evergreen VA Fund --
 Class I......................     1.75%           8,276     0.684517            5,665
Evergreen VA Fund --
 Class I......................     1.80%          41,114     1.170473           48,122
Evergreen VA Fund --
 Class I......................     1.95%         218,719     0.681194          148,990
Evergreen VA Fund --
 Class I......................     2.25%          84,310     1.159448           97,753
Evergreen VA Growth Fund --
 Class I......................     1.15%          79,434     1.249582           99,257
Evergreen VA Growth Fund --
 Class I......................     1.25%       7,035,414     1.247480        8,776,538
Evergreen VA Growth Fund --
 Class I......................     1.40%         110,847     1.236950          137,112
Evergreen VA Growth Fund --
 Class I......................     1.45%       1,058,089     0.898012          950,177
Evergreen VA Growth Fund --
 Class I......................     1.50%         316,483     0.897268          283,970
Evergreen VA Growth Fund --
 Class I......................     1.60%         236,854     0.891532          211,163
Evergreen VA Growth Fund --
 Class I......................     1.65%         238,080     0.890989          212,127
Evergreen VA Growth Fund --
 Class I......................     1.75%          17,562     0.888301           15,600
Evergreen VA Growth Fund --
 Class I......................     1.80%         293,500     0.884559          259,618
Evergreen VA Growth Fund --
 Class I......................     1.90%           4,297     0.883672            3,797
Evergreen VA Growth Fund --
 Class I......................     1.95%         146,158     0.884029          129,208
Evergreen VA Growth Fund --
 Class I......................     2.10%          11,418     0.877852           10,023

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Evergreen VA Growth Fund --
 Class I......................     2.25%          47,612   $ 0.876249  $        41,720
Evergreen VA International
 Equity Fund -- Class I.......     1.15%         307,411     1.443680          443,803
Evergreen VA International
 Equity Fund -- Class I.......     1.25%       9,654,415     1.441267       13,914,589
Evergreen VA International
 Equity Fund -- Class I.......     1.35%          35,869     1.440907           51,683
Evergreen VA International
 Equity Fund -- Class I.......     1.40%         487,424     1.429088          696,571
Evergreen VA International
 Equity Fund -- Class I.......     1.45%         893,779     0.889844          795,324
Evergreen VA International
 Equity Fund -- Class I.......     1.50%         521,071     0.889103          463,286
Evergreen VA International
 Equity Fund -- Class I.......     1.60%         727,284     0.883448          642,517
Evergreen VA International
 Equity Fund -- Class I.......     1.65%       3,157,969     0.882915        2,788,219
Evergreen VA International
 Equity Fund -- Class I.......     1.75%         178,021     0.880236          156,701
Evergreen VA International
 Equity Fund -- Class I.......     1.80%         963,828     0.876537          844,831
Evergreen VA International
 Equity Fund -- Class I.......     1.90%         257,486     0.875655          225,469
Evergreen VA International
 Equity Fund -- Class I.......     1.95%       1,666,343     0.876001        1,459,718
Evergreen VA International
 Equity Fund -- Class I.......     2.10%          25,490     0.869880           22,173
Evergreen VA International
 Equity Fund -- Class I.......     2.15%          34,086     0.869161           29,626
Evergreen VA International
 Equity Fund -- Class I.......     2.20%          52,616     0.868724           45,709
Evergreen VA International
 Equity Fund -- Class I.......     2.25%         269,911     0.868284          234,360
Evergreen VA Omega Fund --
 Class I......................     1.15%         129,396     0.795314          102,910
Evergreen VA Omega Fund --
 Class I......................     1.25%       6,444,548     0.794008        5,117,023
Evergreen VA Omega Fund --
 Class I......................     1.40%         814,371     0.788151          641,848
Evergreen VA Omega Fund --
 Class I......................     1.45%       2,821,107     0.616739        1,739,887
Evergreen VA Omega Fund --
 Class I......................     1.50%       1,054,825     0.616218          650,002
Evergreen VA Omega Fund --
 Class I......................     1.60%       1,186,216     0.612280          726,296
Evergreen VA Omega Fund --
 Class I......................     1.65%         545,348     0.611904          333,701
Evergreen VA Omega Fund --
 Class I......................     1.75%         195,078     0.610061          119,010
Evergreen VA Omega Fund --
 Class I......................     1.80%       1,146,598     0.607503          696,562
Evergreen VA Omega Fund --
 Class I......................     1.90%          42,223     0.606898           25,625
Evergreen VA Omega Fund --
 Class I......................     1.95%         640,512     0.607121          388,869
Evergreen VA Omega Fund --
 Class I......................     2.10%          74,378     0.602876           44,841
Evergreen VA Omega Fund --
 Class I......................     2.25%          59,045     0.601763           35,531
Evergreen VA Special Values
 Fund -- Class I..............     1.15%         424,625     1.636527          694,913
Evergreen VA Special Values
 Fund -- Class I..............     1.25%       1,660,430     1.633806        2,712,821
Evergreen VA Special Values
 Fund -- Class I..............     1.35%          20,313     1.633397           33,179
Evergreen VA Special Values
 Fund -- Class I..............     1.40%         153,746     1.623611          249,624
Evergreen VA Special Values
 Fund -- Class I..............     1.45%         489,456     1.621012          793,413
Evergreen VA Special Values
 Fund -- Class I..............     1.50%         985,844     1.619655        1,596,727
Evergreen VA Special Values
 Fund -- Class I..............     1.60%         743,789     1.610949        1,198,206
Evergreen VA Special Values
 Fund -- Class I..............     1.65%       2,226,498     1.253457        2,790,819
Evergreen VA Special Values
 Fund -- Class I..............     1.75%         124,665     1.605098          200,099
Evergreen VA Special Values
 Fund -- Class I..............     1.80%         641,764     1.248674          801,355
Evergreen VA Special Values
 Fund -- Class I..............     1.90%          41,643     1.247433           51,947
Evergreen VA Special Values
 Fund -- Class I..............     1.95%         753,241     1.597366        1,203,202
Evergreen VA Special Values
 Fund -- Class I..............     2.00%         166,673     1.242658          207,118
Evergreen VA Special Values
 Fund -- Class I..............     2.10%          48,280     1.239184           59,827
Evergreen VA Special Values
 Fund -- Class I..............     2.15%          14,142     1.238135           17,510
Evergreen VA Special Values
 Fund -- Class I..............     2.20%          18,252     1.237521           22,587
Evergreen VA Special Values
 Fund -- Class I..............     2.25%         243,981     1.236897          301,780
Evergreen VA Special Equity
 Fund -- Class I..............     1.15%         185,752     0.912365          169,473
Evergreen VA Special Equity
 Fund -- Class I..............     1.25%         628,258     0.910862          572,256

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Evergreen VA Special Equity
 Fund -- Class I..............     1.40%         105,319   $ 0.904123  $        95,222
Evergreen VA Special Equity
 Fund -- Class I..............     1.45%         269,605     0.791569          213,411
Evergreen VA Special Equity
 Fund -- Class I..............     1.50%         769,097     0.790915          608,290
Evergreen VA Special Equity
 Fund -- Class I..............     1.60%          95,762     0.785854           75,255
Evergreen VA Special Equity
 Fund -- Class I..............     1.65%         275,523     0.785367          216,387
Evergreen VA Special Equity
 Fund -- Class I..............     1.75%          73,548     0.783014           57,589
Evergreen VA Special Equity
 Fund -- Class I..............     1.80%         235,043     0.779704          183,264
Evergreen VA Special Equity
 Fund -- Class I..............     1.95%         267,885     0.779251          208,750
Evergreen VA Special Equity
 Fund -- Class I..............     2.10%           3,862     0.773792            2,988
Evergreen VA Special Equity
 Fund -- Class I..............     2.25%          31,745     0.772369           24,519
Evergreen VA High Income
 Fund -- Class I..............     1.25%         171,469     1.285642          220,449
Evergreen VA High Income
 Fund -- Class I..............     1.45%          24,307     1.275625           31,007
Evergreen VA High Income
 Fund -- Class I..............     1.60%           4,966     1.267677            6,295
Evergreen VA Growth and Income
 Fund -- Class I..............     1.15%         135,263     1.142503          154,538
Evergreen VA Growth and Income
 Fund -- Class I..............     1.25%      11,298,837     1.141248       12,894,776
Evergreen VA Growth and Income
 Fund -- Class I..............     1.40%         318,666     1.139374          363,079
Evergreen VA Growth and Income
 Fund -- Class I..............     1.45%       1,234,864     1.138738        1,406,187
Evergreen VA Growth and Income
 Fund -- Class I..............     1.50%         153,981     1.138118          175,249
Evergreen VA Growth and Income
 Fund -- Class I..............     1.60%         506,304     1.136867          575,601
Evergreen VA Growth and Income
 Fund -- Class I..............     1.65%         361,880     1.136234          411,180
Evergreen VA Growth and Income
 Fund -- Class I..............     1.75%          61,456     1.135002           69,753
Evergreen VA Growth and Income
 Fund -- Class I..............     1.80%         579,673     1.134361          657,558
Evergreen VA Growth and Income
 Fund -- Class I..............     1.95%         761,331     1.132505          862,211
Evergreen VA Growth and Income
 Fund -- Class I..............     2.25%           2,072     1.069121            2,216
Fidelity-Registered Trademark-
 VIP Asset Manager-SM- --
 Class INIT...................     0.70%          46,988     1.861751           87,480
Fidelity-Registered Trademark-
 VIP Asset Manager-SM- --
 Class INIT...................     0.85%           2,435    10.485244           25,535
Fidelity-Registered Trademark-
 VIP Asset Manager-SM- --
 Class INIT...................     1.25%       2,498,730     1.795894        4,487,454
Fidelity-Registered Trademark-
 VIP Asset Manager-SM- --
 Class INIT...................     1.25%         246,354     1.795894          442,425
Fidelity-Registered Trademark-
 VIP Growth...................     0.70%         202,124     1.898724          383,777
Fidelity-Registered Trademark-
 VIP Growth...................     0.85%          11,685    10.582472          123,660
Fidelity-Registered Trademark-
 VIP Growth...................     1.25%       8,722,387     1.831787       15,977,556
Fidelity-Registered Trademark-
 VIP Growth...................     1.25%         896,710     1.831787        1,642,581
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- -- Class INIT.....     0.70%         108,358     2.727196          295,512
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- -- Class INIT.....     0.85%           9,733    11.458271          111,521
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- -- Class INIT.....     1.25%       7,459,904     2.630955       19,626,672
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- -- Class INIT.....     1.25%         764,696     2.630955        2,011,881
Fidelity-Registered Trademark-
 VIP Overseas -- Class IIT....     0.70%          31,808     1.605378           51,063
Fidelity-Registered Trademark-
 VIP Overseas -- Class IIT....     0.85%           2,858    11.079080           31,659
Fidelity-Registered Trademark-
 VIP Overseas -- Class IIT....     1.25%       2,681,432     1.548494        4,152,181
Fidelity-Registered Trademark-
 VIP Overseas -- Class IIT....     1.25%         343,171     1.548494          531,398
Fifth Third Balanced VIP
 Fund.........................     1.15%          60,018     1.226789           73,629
Fifth Third Balanced VIP
 Fund.........................     1.25%          88,378     1.224724          108,239
Fifth Third Balanced VIP
 Fund.........................     1.40%          22,880     1.220234           27,919
Fifth Third Balanced VIP
 Fund.........................     1.45%          45,024     1.218722           54,872
Fifth Third Balanced VIP
 Fund.........................     1.50%         274,139     1.217691          333,817
Fifth Third Balanced VIP
 Fund.........................     1.60%         375,931     1.214222          456,463
Fifth Third Balanced VIP
 Fund.........................     1.65%         106,393     1.213613          129,120
Fifth Third Balanced VIP
 Fund.........................     1.75%          29,826     1.209829           36,085
Fifth Third Balanced VIP
 Fund.........................     1.80%          17,682     1.208343           21,365

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Fifth Third Balanced VIP
 Fund.........................     1.95%          20,533   $ 1.203995  $        24,722
Fifth Third Disciplined Value
 VIP Fund.....................     1.15%       1,058,068     1.513734        1,601,633
Fifth Third Disciplined Value
 VIP Fund.....................     1.25%         335,866     1.511206          507,563
Fifth Third Disciplined Value
 VIP Fund.....................     1.35%           3,512     1.510832            5,307
Fifth Third Disciplined Value
 VIP Fund.....................     1.40%          32,936     1.505655           49,590
Fifth Third Disciplined Value
 VIP Fund.....................     1.45%         151,851     1.503814          228,356
Fifth Third Disciplined Value
 VIP Fund.....................     1.50%       2,353,412     1.502530        3,536,073
Fifth Third Disciplined Value
 VIP Fund.....................     1.60%       1,050,719     1.498262        1,574,253
Fifth Third Disciplined Value
 VIP Fund.....................     1.65%       2,232,975     1.497514        3,343,911
Fifth Third Disciplined Value
 VIP Fund.....................     1.75%          33,703     1.492836           50,313
Fifth Third Disciplined Value
 VIP Fund.....................     1.80%         101,430     1.491036          151,236
Fifth Third Disciplined Value
 VIP Fund.....................     1.95%         146,936     1.485633          218,293
Fifth Third Mid Cap VIP
 Fund.........................     1.15%       1,183,767     1.511998        1,789,854
Fifth Third Mid Cap VIP
 Fund.........................     1.25%         304,612     1.509475          459,804
Fifth Third Mid Cap VIP
 Fund.........................     1.35%           4,406     1.509090            6,648
Fifth Third Mid Cap VIP
 Fund.........................     1.40%          27,409     1.503907           41,220
Fifth Third Mid Cap VIP
 Fund.........................     1.45%         168,037     1.502062          252,402
Fifth Third Mid Cap VIP
 Fund.........................     1.50%       2,528,434     1.500817        3,794,717
Fifth Third Mid Cap VIP
 Fund.........................     1.60%       1,222,153     1.496531        1,828,990
Fifth Third Mid Cap VIP
 Fund.........................     1.65%       2,419,626     1.495777        3,619,221
Fifth Third Mid Cap VIP
 Fund.........................     1.75%          39,961     1.491098           59,585
Fifth Third Mid Cap VIP
 Fund.........................     1.80%         129,537     1.489299          192,919
Fifth Third Mid Cap VIP
 Fund.........................     1.95%         161,836     1.483900          240,148
Fifth Third Quality Growth VIP
 Fund.........................     1.15%       1,889,148     0.720733        1,361,572
Fifth Third Quality Growth VIP
 Fund.........................     1.25%       3,552,602     0.719529        2,556,200
Fifth Third Quality Growth VIP
 Fund.........................     1.35%           7,404     0.719347            5,326
Fifth Third Quality Growth VIP
 Fund.........................     1.40%         105,326     0.715335           75,344
Fifth Third Quality Growth VIP
 Fund.........................     1.45%         710,447     0.713907          507,193
Fifth Third Quality Growth VIP
 Fund.........................     1.50%       4,228,873     0.713322        3,016,548
Fifth Third Quality Growth VIP
 Fund.........................     1.60%       2,419,889     0.709721        1,717,446
Fifth Third Quality Growth VIP
 Fund.........................     1.65%       4,603,877     0.709367        3,265,838
Fifth Third Quality Growth VIP
 Fund.........................     1.75%          47,754     0.707161           33,769
Fifth Third Quality Growth VIP
 Fund.........................     1.80%         217,467     0.706288          153,594
Fifth Third Quality Growth VIP
 Fund.........................     1.95%         279,179     0.703740          196,469
First Horizon Capital
 Appreciation Portfolio.......     1.15%         201,248     1.376598          277,036
First Horizon Capital
 Appreciation Portfolio.......     1.25%         517,547     1.374281          711,256
First Horizon Capital
 Appreciation Portfolio.......     1.35%           3,702     1.373936            5,087
First Horizon Capital
 Appreciation Portfolio.......     1.40%          55,482     1.367477           75,870
First Horizon Capital
 Appreciation Portfolio.......     1.45%          21,093     1.365191           28,796
First Horizon Capital
 Appreciation Portfolio.......     1.50%         768,547     1.364037        1,048,326
First Horizon Capital
 Appreciation Portfolio.......     1.60%         259,948     1.358413          353,117
First Horizon Capital
 Appreciation Portfolio.......     1.65%         824,569     1.357737        1,119,547
First Horizon Capital
 Appreciation Portfolio.......     1.70%           3,574     1.356709            4,849
First Horizon Capital
 Appreciation Portfolio.......     1.75%          46,153     1.353491           62,468
First Horizon Capital
 Appreciation Portfolio.......     1.80%          71,418     1.351858           96,547
First Horizon Capital
 Appreciation Portfolio.......     1.90%          70,765     1.350512           95,569
First Horizon Capital
 Appreciation Portfolio.......     1.95%          11,858     1.346951           15,973
First Horizon Capital
 Appreciation Portfolio.......     2.20%           2,637     1.343241            3,542
First Horizon Core Equity
 Portfolio....................     1.15%         770,995     0.992423          765,154

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
First Horizon Core Equity
 Portfolio....................     1.25%       2,893,914   $ 0.990760  $     2,867,174
First Horizon Core Equity
 Portfolio....................     1.40%         225,535     0.985844          222,342
First Horizon Core Equity
 Portfolio....................     1.45%         469,643     0.984211          462,228
First Horizon Core Equity
 Portfolio....................     1.50%       2,934,272     0.983397        2,885,554
First Horizon Core Equity
 Portfolio....................     1.60%       2,567,674     0.979323        2,514,582
First Horizon Core Equity
 Portfolio....................     1.65%       3,156,772     0.978818        3,089,905
First Horizon Core Equity
 Portfolio....................     1.70%          14,972     0.978087           14,644
First Horizon Core Equity
 Portfolio....................     1.75%         280,008     0.975753          273,218
First Horizon Core Equity
 Portfolio....................     1.80%         193,456     0.974576          188,538
First Horizon Core Equity
 Portfolio....................     1.90%         456,167     0.973607          444,127
First Horizon Core Equity
 Portfolio....................     1.95%         124,483     0.971062          120,881
First Horizon Core Equity
 Portfolio....................     2.20%           3,541     0.968388            3,429
Hartford Advisers HLS Fund --
 Class I......................     0.15%         398,337     8.293057        3,303,433
Hartford Advisers HLS Fund --
 Class I......................     0.25%         952,598     2.734389        2,604,775
Hartford Advisers HLS Fund --
 Class I......................     0.70%         537,784     6.789025        3,651,028
Hartford Advisers HLS Fund --
 Class I......................     0.80%         549,862     1.044506          574,334
Hartford Advisers HLS Fund --
 Class I......................     0.85%          67,675     6.802164          460,334
Hartford Advisers HLS Fund --
 Class I......................     1.00%       1,291,285     6.898793        8,908,310
Hartford Advisers HLS Fund --
 Class I......................     1.00%       3,876,585     6.898793       26,743,756
Hartford Advisers HLS Fund --
 Class I......................     1.00%          69,037     1.036363           71,547
Hartford Advisers HLS Fund --
 Class I......................     1.10%          67,282     1.029165           69,244
Hartford Advisers HLS Fund --
 Class I......................     1.15%      45,275,449     1.028303       46,556,880
Hartford Advisers HLS Fund --
 Class I......................     1.25%     593,819,441     4.525624    2,687,403,512
Hartford Advisers HLS Fund --
 Class I......................     1.25%       4,911,093     6.565765       32,245,084
Hartford Advisers HLS Fund --
 Class I......................     1.25%         751,849     6.565765        4,936,467
Hartford Advisers HLS Fund --
 Class I......................     1.30%         181,259     1.024577          185,714
Hartford Advisers HLS Fund --
 Class I......................     1.35%         500,911     1.023330          512,597
Hartford Advisers HLS Fund --
 Class I......................     1.40%      10,727,060     4.487367       48,136,257
Hartford Advisers HLS Fund --
 Class I......................     1.45%       8,348,913     4.490266       37,488,840
Hartford Advisers HLS Fund --
 Class I......................     1.50%     145,772,698     1.049524      152,991,945
Hartford Advisers HLS Fund --
 Class I......................     1.60%      32,391,480     4.452301      144,216,619
Hartford Advisers HLS Fund --
 Class I......................     1.65%      82,438,136     1.041286       85,841,677
Hartford Advisers HLS Fund --
 Class I......................     1.70%         997,885     1.041322        1,039,120
Hartford Advisers HLS Fund --
 Class I......................     1.75%       2,120,927     4.436164        9,408,780
Hartford Advisers HLS Fund --
 Class I......................     1.80%       4,279,015     4.430811       18,959,507
Hartford Advisers HLS Fund --
 Class I......................     1.85%       2,515,347     1.033139        2,598,703
Hartford Advisers HLS Fund --
 Class I......................     1.90%         322,188     1.032635          332,702
Hartford Advisers HLS Fund --
 Class I......................     1.95%       2,718,625     4.414766       12,002,094
Hartford Advisers HLS Fund --
 Class I......................     2.00%         905,101     1.029389          931,701
Hartford Advisers HLS Fund --
 Class I......................     2.05%          59,801     1.028176           61,486
Hartford Advisers HLS Fund --
 Class I......................     2.10%         167,587     1.027657          172,222
Hartford Advisers HLS Fund --
 Class I......................     2.15%          11,384     1.025296           11,672
Hartford Advisers HLS Fund --
 Class I......................     2.20%          97,058     1.024437           99,430
Hartford Advisers HLS Fund --
 Class I......................     2.30%         221,401     1.023408          226,583
Hartford Advisers HLS Fund --
 Class I......................     1.25%      93,690,612     1.127031      105,592,224
Hartford Advisers HLS Fund --
 Class I......................     1.35%         933,485     1.118431        1,044,038
Hartford Advisers HLS Fund --
 Class I......................     1.40%      13,340,416     1.117498       14,907,888
Hartford Advisers HLS Fund --
 Class I......................     1.45%      56,899,547     0.951954       54,165,751
Hartford Advisers HLS Fund --
 Class I......................     1.45%      18,261,259     0.951954       17,383,879

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Advisers HLS Fund --
 Class I......................     1.55%          94,346   $ 1.113030  $       105,010
Hartford Advisers HLS Fund --
 Class I......................     1.60%       4,585,090     0.945094        4,333,341
Hartford Advisers HLS Fund --
 Class I......................     1.60%       3,387,955     0.945094        3,201,936
Hartford Advisers HLS Fund --
 Class I......................     1.65%       4,524,756     0.944509        4,273,673
Hartford Advisers HLS Fund --
 Class I......................     1.65%         887,776     0.944509          838,512
Hartford Advisers HLS Fund --
 Class I......................     1.70%       4,736,937     0.943726        4,470,371
Hartford Advisers HLS Fund --
 Class I......................     1.75%      25,406,811     0.941298       23,915,381
Hartford Advisers HLS Fund --
 Class I......................     1.75%       1,215,551     0.938483        1,140,774
Hartford Advisers HLS Fund --
 Class I......................     1.80%      64,063,568     0.937700       60,072,408
Hartford Advisers HLS Fund --
 Class I......................     1.80%      24,875,860     0.937700       23,326,094
Hartford Advisers HLS Fund --
 Class I......................     1.85%       3,658,907     0.945733        3,460,349
Hartford Advisers HLS Fund --
 Class I......................     1.90%      20,025,841     0.937890       18,782,036
Hartford Advisers HLS Fund --
 Class I......................     1.95%       1,648,783     0.937119        1,545,106
Hartford Advisers HLS Fund --
 Class I......................     1.95%      20,737,387     0.934302       19,374,982
Hartford Advisers HLS Fund --
 Class I......................     2.00%       1,473,951     0.933186        1,375,470
Hartford Advisers HLS Fund --
 Class I......................     2.00%         458,202     0.933186          427,588
Hartford Advisers HLS Fund --
 Class I......................     2.05%       2,125,996     0.932400        1,982,279
Hartford Advisers HLS Fund --
 Class I......................     2.10%         882,516     0.933366          823,711
Hartford Advisers HLS Fund --
 Class I......................     2.10%       4,089,569     0.930571        3,805,634
Hartford Advisers HLS Fund --
 Class I......................     2.15%       1,956,639     0.929794        1,819,271
Hartford Advisers HLS Fund --
 Class I......................     2.15%         468,633     0.929794          435,733
Hartford Advisers HLS Fund --
 Class I......................     2.20%       2,340,124     0.935417        2,188,992
Hartford Advisers HLS Fund --
 Class I......................     2.25%       1,844,124     0.934299        1,722,963
Hartford Advisers HLS Fund --
 Class I......................     2.30%          37,910     0.933826           35,401
Hartford Bond HLS Fund --
 Class I......................     0.15%         294,291     7.029369        2,068,675
Hartford Bond HLS Fund --
 Class I......................     0.25%         100,664     2.237709          225,257
Hartford Bond HLS Fund --
 Class I......................     0.70%          59,567     7.005568          417,304
Hartford Bond HLS Fund --
 Class I......................     0.80%         222,371     1.463215          325,376
Hartford Bond HLS Fund --
 Class I......................     0.85%          10,488     7.029386           73,723
Hartford Bond HLS Fund --
 Class I......................     1.00%         262,309     7.145987        1,874,460
Hartford Bond HLS Fund --
 Class I......................     1.00%       2,568,163     6.008432       15,430,635
Hartford Bond HLS Fund --
 Class I......................     1.00%          39,007     6.101186          237,991
Hartford Bond HLS Fund --
 Class I......................     1.10%           1,432     1.441710            2,064
Hartford Bond HLS Fund --
 Class I......................     1.15%      30,236,360     1.440507       43,555,688
Hartford Bond HLS Fund --
 Class I......................     1.25%       1,336,004     6.757818        9,028,469
Hartford Bond HLS Fund --
 Class I......................     1.25%     159,731,477     3.102503      495,567,386
Hartford Bond HLS Fund --
 Class I......................     1.25%         330,949     6.757818        2,236,494
Hartford Bond HLS Fund --
 Class I......................     1.30%          85,444     1.435284          122,636
Hartford Bond HLS Fund --
 Class I......................     1.35%         428,471     1.433547          614,234
Hartford Bond HLS Fund --
 Class I......................     1.40%       4,746,655     3.076265       14,601,968
Hartford Bond HLS Fund --
 Class I......................     1.45%       5,228,299     3.078264       16,094,083
Hartford Bond HLS Fund --
 Class I......................     1.50%      62,326,079     1.395449       86,972,865
Hartford Bond HLS Fund --
 Class I......................     1.60%      28,416,779     3.052249       86,735,085
Hartford Bond HLS Fund --
 Class I......................     1.65%      62,211,007     1.384508       86,131,637
Hartford Bond HLS Fund --
 Class I......................     1.70%          63,926     1.384544           88,508
Hartford Bond HLS Fund --
 Class I......................     1.75%       1,627,963     3.041197        4,950,956
Hartford Bond HLS Fund --
 Class I......................     1.80%       3,053,051     3.037522        9,273,709
Hartford Bond HLS Fund --
 Class I......................     1.85%         766,551     1.373671        1,052,989
Hartford Bond HLS Fund --
 Class I......................     1.90%           7,448    13.007216           96,877

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Bond HLS Fund --
 Class I......................     1.95%       2,845,666   $ 3.026528  $     8,612,488
Hartford Bond HLS Fund --
 Class I......................     2.00%         370,745     1.368698          507,437
Hartford Bond HLS Fund --
 Class I......................     2.10%          18,100     1.366374           24,732
Hartford Bond HLS Fund --
 Class I......................     2.15%          25,593     1.363233           34,889
Hartford Bond HLS Fund --
 Class I......................     2.20%          12,784     1.362092           17,413
Hartford Bond HLS Fund --
 Class I......................     2.30%          49,023     1.360735           66,707
Hartford Bond HLS Fund --
 Class I......................     1.25%      31,200,925     1.423460       44,413,269
Hartford Bond HLS Fund --
 Class I......................     1.35%       1,844,776     1.412601        2,605,933
Hartford Bond HLS Fund --
 Class I......................     1.40%      10,168,141     1.411419       14,351,507
Hartford Bond HLS Fund --
 Class I......................     1.45%      19,481,268     1.376840       26,822,589
Hartford Bond HLS Fund --
 Class I......................     1.45%       9,293,393     1.376840       12,795,516
Hartford Bond HLS Fund --
 Class I......................     1.55%         181,462     1.405773          255,095
Hartford Bond HLS Fund --
 Class I......................     1.60%       1,543,141     1.366914        2,109,340
Hartford Bond HLS Fund --
 Class I......................     1.60%       1,617,963     1.366914        2,211,617
Hartford Bond HLS Fund --
 Class I......................     1.65%       1,434,830     1.366078        1,960,090
Hartford Bond HLS Fund --
 Class I......................     1.65%         679,580     1.366078          928,359
Hartford Bond HLS Fund --
 Class I......................     1.70%       7,071,756     1.364961        9,652,671
Hartford Bond HLS Fund --
 Class I......................     1.75%      19,853,593     1.361443       27,029,535
Hartford Bond HLS Fund --
 Class I......................     1.75%         772,630     1.357387        1,048,758
Hartford Bond HLS Fund --
 Class I......................     1.80%      24,720,858     1.356252       33,527,713
Hartford Bond HLS Fund --
 Class I......................     1.80%      15,127,211     1.356252       20,516,310
Hartford Bond HLS Fund --
 Class I......................     1.85%       4,027,807     1.211614        4,880,147
Hartford Bond HLS Fund --
 Class I......................     1.90%      11,947,707     1.356523       16,207,340
Hartford Bond HLS Fund --
 Class I......................     1.95%         789,366     1.355403        1,069,909
Hartford Bond HLS Fund --
 Class I......................     1.95%      11,333,901     1.351334       15,315,886
Hartford Bond HLS Fund --
 Class I......................     2.00%         418,589     1.349708          564,974
Hartford Bond HLS Fund --
 Class I......................     2.00%       1,078,358     1.349708        1,455,469
Hartford Bond HLS Fund --
 Class I......................     2.05%         798,844     1.348574        1,077,301
Hartford Bond HLS Fund --
 Class I......................     2.10%       1,227,775     1.349972        1,657,461
Hartford Bond HLS Fund --
 Class I......................     2.10%       1,427,033     1.345927        1,920,683
Hartford Bond HLS Fund --
 Class I......................     2.15%         623,956     1.344811          839,102
Hartford Bond HLS Fund --
 Class I......................     2.15%         852,870     1.344811        1,146,949
Hartford Bond HLS Fund --
 Class I......................     2.20%       1,220,496     1.198402        1,462,645
Hartford Bond HLS Fund --
 Class I......................     2.25%       1,676,709     1.196934        2,006,910
Hartford Bond HLS Fund --
 Class I......................     2.30%          73,629     1.196333           88,084
Hartford Bond HLS Fund --
 Class I......................     2.30%          31,157     1.196333           37,274
Hartford Capital Appreciation
 HLS Fund -- Class I..........     0.15%         660,168    20.696708       13,663,298
Hartford Capital Appreciation
 HLS Fund -- Class I..........     0.25%       1,296,949     5.282044        6,850,544
Hartford Capital Appreciation
 HLS Fund -- Class I..........     0.70%         702,933    17.122007       12,035,622
Hartford Capital Appreciation
 HLS Fund -- Class I..........     0.80%         332,630     1.708132          568,176
Hartford Capital Appreciation
 HLS Fund -- Class I..........     0.85%          18,930    17.161382          324,868
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.00%         454,396    17.354918        7,886,009
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.00%         865,834    17.347764       15,020,284
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.00%          59,799     1.694761          101,344
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.10%          62,287     1.682953          104,826
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.15%      52,890,883     1.681542       88,938,242
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.25%       5,571,305    16.550040       92,205,317
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.25%     248,146,825    10.133335    2,514,554,912
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.25%         687,021    16.550040       11,370,227

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.30%         222,743   $ 1.675503  $       373,206
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.35%         643,793     1.673471        1,077,368
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.40%       5,016,034    10.047692       50,399,567
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.45%       5,279,268    10.054182       53,078,722
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.50%     107,662,264     1.780299      191,671,021
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.60%      21,289,641     9.969208      212,240,856
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.65%      94,561,794     1.766368      167,030,927
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.70%         860,040     1.766408        1,519,182
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.75%       1,321,614     9.933159       13,127,799
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.80%       2,498,998     9.921166       24,792,971
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.85%       2,600,047     1.752562        4,556,744
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.90%         119,547     1.751680          209,409
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.95%       1,989,059     9.885245       19,662,331
Hartford Capital Appreciation
 HLS Fund -- Class I..........     2.00%       1,071,611     1.746203        1,871,251
Hartford Capital Appreciation
 HLS Fund -- Class I..........     2.05%           9,594     1.744131           16,734
Hartford Capital Appreciation
 HLS Fund -- Class I..........     2.10%         115,716     1.743243          201,721
Hartford Capital Appreciation
 HLS Fund -- Class I..........     2.15%          11,549     1.739251           20,086
Hartford Capital Appreciation
 HLS Fund -- Class I..........     2.20%          23,290     1.737817           40,473
Hartford Capital Appreciation
 HLS Fund -- Class I..........     2.30%         170,210     1.736063          295,496
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.25%      38,048,296     1.823402       69,377,338
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.35%       1,863,687     1.809481        3,372,307
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.40%      11,058,607     1.807982       19,993,762
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.45%      71,279,331     1.131020       80,618,349
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.45%      24,245,439     1.131020       27,422,077
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.55%         140,767     1.800735          253,483
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.60%       7,316,012     1.122882        8,215,018
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.60%       3,419,841     1.122882        3,840,078
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.65%       7,130,804     1.122189        8,002,110
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.65%       1,259,868     1.122189        1,413,810
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.70%       8,107,778     1.121259        9,090,919
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.75%      44,979,971     1.118384       50,304,879
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.75%       3,161,614     1.115061        3,525,392
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.80%      81,538,608     1.114132       90,844,772
Hartford Capital Appreciation
 HLS Fund -- Class I..........     1.80%      44,770,561     1.114132       49,880,314
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.85%       6,124,948     1.127217        6,904,146
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.90%      32,661,348     1.114340       36,395,846
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%       3,007,321     1.113405        3,348,366
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%      30,860,268     1.110086       34,257,551
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%       1,973,642     1.108748        2,188,272
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%       1,017,865     1.108748        1,128,556
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.05%       3,565,488     1.107815        3,949,901
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%         822,713     1.108953          912,350
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%       5,332,786     1.105657        5,896,233
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%       2,930,393     1.104731        3,237,296
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%       1,108,851     1.104731        1,224,982
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.20%       3,473,477     1.114936        3,872,704
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.25%       3,903,456     1.113575        4,346,791
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.30%          22,553     1.113019           25,102
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.25%         158,808     3.501581          556,078

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.70%         242,876   $ 2.930461  $       711,738
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.80%         570,779     1.331268          759,859
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.85%          54,088     2.940819          159,063
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%         169,539     3.228970          547,435
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%         614,098     3.228970        1,982,904
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%          66,870     1.320872           88,326
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.10%          51,937     1.311650           68,123
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%      36,333,958     1.310555       47,617,651
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%     293,672,447     3.142885      922,978,728
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%       1,264,150     2.826757        3,573,445
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%       6,723,789     2.826757       19,006,518
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.30%         174,844     1.305809          228,313
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.35%         670,233     1.304237          874,143
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.40%       5,931,258     3.116303       18,483,596
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.45%       7,485,735     3.118361       23,343,224
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.50%      79,129,885     1.263349       99,968,662
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.60%      38,810,622     3.091946      120,000,349
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.65%      77,640,341     1.253453       97,318,518
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.70%         108,517     1.253498          136,026
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.75%       1,989,815     3.080748        6,130,120
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.80%       4,799,479     3.077031       14,768,146
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.85%       1,590,785     1.243663        1,978,400
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.90%         131,229     1.243042          163,124
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.95%       3,461,348     3.065880       10,612,077
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.00%         824,451     1.239165        1,021,631
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.05%          12,953     1.237670           16,031
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.10%         177,978     1.237053          220,169
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.15%          11,787     1.234228           14,548
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.20%          14,528     1.233194           17,916
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.30%          97,773     1.231960          120,452
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.25%      27,967,913     1.289897       36,075,727
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.35%       1,281,771     1.280089        1,640,781
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%       8,926,209     1.279022       11,416,818
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%      31,047,652     1.309030       40,642,307
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%      12,924,757     1.309030       16,918,895
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.55%          72,864     1.273907           92,822
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%       2,792,421     1.299567        3,628,939
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%       1,526,236     1.299567        1,983,446
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%       2,963,958     1.298795        3,849,573
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%         697,271     1.298795          905,613
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.70%       3,678,934     1.297714        4,774,204
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%      24,279,825     1.294390       31,427,563
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%       1,164,829     1.290510        1,503,223
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%      43,534,878     1.289430       56,135,178
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%      29,687,808     1.289430       38,280,350
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.85%       3,257,047     1.084755        3,533,098
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.90%      17,865,749     1.289713       23,041,688
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%       1,019,045     1.288641        1,313,184
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%      17,331,518     1.284765       22,266,928

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%       1,216,247   $ 1.283214  $     1,560,705
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%         696,306     1.283214          893,510
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.05%       1,538,501     1.282135        1,972,566
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%         917,907     1.283478        1,178,114
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%       1,975,999     1.279637        2,528,561
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%         964,445     1.278562        1,233,103
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%         691,930     1.278562          884,676
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.20%       2,008,681     1.072935        2,155,184
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.25%       2,706,291     1.071631        2,900,145
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.30%           2,732     1.071092            2,927
Hartford Focus HLS Fund --
 Class IA.....................     0.25%           8,250     1.028217            8,483
Hartford Focus HLS Fund --
 Class IA.....................     0.80%           9,403     1.007687            9,476
Hartford Focus HLS Fund --
 Class IA.....................     1.00%          26,976     1.000296           26,984
Hartford Focus HLS Fund --
 Class IA.....................     1.15%         417,546     0.994822          415,384
Hartford Focus HLS Fund --
 Class IA.....................     1.25%       8,200,675     0.991158        8,128,165
Hartford Focus HLS Fund --
 Class IA.....................     1.35%           4,154     0.990009            4,112
Hartford Focus HLS Fund --
 Class IA.....................     1.40%         165,140     0.985729          162,783
Hartford Focus HLS Fund --
 Class IA.....................     1.45%         625,116     0.983923          615,066
Hartford Focus HLS Fund --
 Class IA.....................     1.50%       1,157,505     0.982115        1,136,803
Hartford Focus HLS Fund --
 Class IA.....................     1.60%       2,510,363     0.978522        2,456,446
Hartford Focus HLS Fund --
 Class IA.....................     1.65%       1,069,647     0.976731        1,044,758
Hartford Focus HLS Fund --
 Class IA.....................     1.70%           4,413     0.974935            4,303
Hartford Focus HLS Fund --
 Class IA.....................     1.75%          72,566     0.974965           70,750
Hartford Focus HLS Fund --
 Class IA.....................     1.80%         371,369     0.973798          361,638
Hartford Focus HLS Fund --
 Class IA.....................     1.85%          47,627     0.969567           46,177
Hartford Focus HLS Fund --
 Class IA.....................     1.95%         112,588     0.970277          109,241
Hartford Focus HLS Fund --
 Class IA.....................     2.00%          29,818     0.966062           28,806
Hartford Focus HLS Fund --
 Class IA.....................     2.15%           5,961     0.962219            5,736
Hartford Focus HLS Fund --
 Class IB.....................     1.40%          53,723     0.976546           52,463
Hartford Focus HLS Fund --
 Class IB.....................     1.45%       2,377,609     0.975718        2,319,876
Hartford Focus HLS Fund --
 Class IB.....................     1.60%          84,942     0.970351           82,424
Hartford Focus HLS Fund --
 Class IB.....................     1.65%         142,881     0.968583          138,392
Hartford Focus HLS Fund --
 Class IB.....................     1.70%          36,967     0.967775           35,776
Hartford Focus HLS Fund --
 Class IB.....................     1.75%         393,405     0.964086          379,276
Hartford Focus HLS Fund --
 Class IB.....................     1.80%       2,312,037     0.963275        2,227,127
Hartford Focus HLS Fund --
 Class IB.....................     1.90%         295,084     0.961534          283,733
Hartford Focus HLS Fund --
 Class IB.....................     1.95%         403,703     0.959790          387,470
Hartford Focus HLS Fund --
 Class IB.....................     2.00%          45,763     0.958616           43,869
Hartford Focus HLS Fund --
 Class IB.....................     2.05%          72,843     0.957822           69,771
Hartford Focus HLS Fund --
 Class IB.....................     2.10%         144,975     0.955959          138,591
Hartford Focus HLS Fund --
 Class IB.....................     2.15%         232,883     0.955157          222,439
Hartford Focus HLS Fund --
 Class IB.....................     2.20%         274,588     0.954675          262,142
Hartford Focus HLS Fund --
 Class IB.....................     2.25%          84,200     0.954197           80,344
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.25%          42,023     2.044840           85,934
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.80%          72,659     1.184600           86,072
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%           8,296     1.899456           15,757
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%         194,787     1.899456          369,989
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.10%           7,361     1.167175            8,592
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.15%       2,667,052     1.166197        3,110,308

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%      41,339,334   $ 1.853289  $    76,613,733
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.30%           9,730     1.161974           11,305
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.35%          95,108     1.160553          110,378
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.40%         877,345     1.837648        1,612,251
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.45%         484,925     1.838848          891,704
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.50%       3,980,661     1.201179        4,781,486
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.60%       2,704,913     1.823283        4,931,821
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.65%       3,638,618     1.191765        4,336,377
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.70%          20,238     1.191817           24,121
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.75%         130,903     1.816690          237,810
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.80%         439,394     1.814480          797,271
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.85%         100,841     1.182461          119,241
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.95%         163,227     1.807910          295,099
Hartford Global Advisers HLS
 Fund -- Class IA.............     2.00%           3,354     1.178177            3,952
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%         109,259     0.989200          108,079
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%       3,385,212     0.988365        3,345,825
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%         501,957     0.988365          496,117
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%         376,717     0.981250          369,653
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%          62,749     0.981250           61,572
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.65%         102,416     0.980631          100,432
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.70%         148,271     0.979812          145,277
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%       1,029,653     0.974406        1,003,300
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%          27,056     0.974406           26,364
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%       2,902,591     0.973598        2,825,957
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%       1,421,033     0.973598        1,383,515
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.90%         353,180     1.785494          630,601
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%          14,017     0.970050           13,597
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%       1,303,150     0.970050        1,264,120
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%          90,570     0.968883           87,751
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%          32,766     0.968883           31,747
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.05%         128,934     0.968088          124,819
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.10%         322,124     0.966197          311,235
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%          46,485     0.965391           44,876
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%          36,942     0.965391           35,663
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.20%         229,985     0.964909          221,914
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.25%          89,988     0.964424           86,787
Hartford Global Communications
 HLS Fund -- Class IA.........     0.25%           8,070     0.991010            7,997
Hartford Global Communications
 HLS Fund -- Class IA.........     0.80%           5,387     0.971243            5,232
Hartford Global Communications
 HLS Fund -- Class IA.........     1.00%          15,157     0.964099           14,613
Hartford Global Communications
 HLS Fund -- Class IA.........     1.15%         335,661     0.958842          321,846
Hartford Global Communications
 HLS Fund -- Class IA.........     1.25%       4,557,711     0.955295        4,353,958
Hartford Global Communications
 HLS Fund -- Class IA.........     1.40%          52,341     0.950075           49,728
Hartford Global Communications
 HLS Fund -- Class IA.........     1.45%         225,640     0.948334          213,982
Hartford Global Communications
 HLS Fund -- Class IA.........     1.50%         794,189     0.946615          751,791
Hartford Global Communications
 HLS Fund -- Class IA.........     1.60%         951,974     0.943138          897,843
Hartford Global Communications
 HLS Fund -- Class IA.........     1.65%         136,423     0.941390          128,427
Hartford Global Communications
 HLS Fund -- Class IA.........     1.75%          24,695     0.939725           23,206
Hartford Global Communications
 HLS Fund -- Class IA.........     1.80%         251,037     0.938599          235,623
Hartford Global Communications
 HLS Fund -- Class IA.........     1.95%          73,102     0.935194           68,365

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Global Communications
 HLS Fund -- Class IB.........     1.40%          45,710   $ 0.941203  $        43,023
Hartford Global Communications
 HLS Fund -- Class IB.........     1.45%         452,126     0.940416          425,187
Hartford Global Communications
 HLS Fund -- Class IB.........     1.60%           3,946     0.935219            3,691
Hartford Global Communications
 HLS Fund -- Class IB.........     1.65%          40,162     0.933541           37,493
Hartford Global Communications
 HLS Fund -- Class IB.........     1.75%         171,811     0.929141          159,637
Hartford Global Communications
 HLS Fund -- Class IB.........     1.80%         916,009     0.928380          850,405
Hartford Global Communications
 HLS Fund -- Class IB.........     1.90%           6,937     0.926743            6,429
Hartford Global Communications
 HLS Fund -- Class IB.........     1.95%         102,170     0.925047           94,512
Hartford Global Communications
 HLS Fund -- Class IB.........     2.05%          17,961     0.923148           16,581
Hartford Global Communications
 HLS Fund -- Class IB.........     2.10%          44,932     0.921331           41,397
Hartford Global Communications
 HLS Fund -- Class IB.........     2.15%          78,363     0.920582           72,139
Hartford Global Communications
 HLS Fund -- Class IB.........     2.20%           1,653     0.920113            1,521
Hartford Global Communications
 HLS Fund -- Class IB.........     2.25%          42,646     0.919650           39,220
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.25%             640     1.129343              720
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.80%           8,702     1.106800            9,631
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.15%         248,484     1.092654          271,507
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.25%       4,079,928     1.088674        4,441,711
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.40%         185,345     1.082684          200,670
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.45%         165,387     1.080700          178,734
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.50%       1,362,548     1.078729        1,469,820
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.60%       2,172,609     1.074782        2,335,081
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.65%         262,358     1.072807          281,460
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.75%          98,141     1.070897          105,099
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.80%         211,974     1.069592          226,726
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.85%           7,813     1.064980            8,321
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.95%          88,339     1.065731           94,146
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.40%          67,326     1.072484           72,206
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.45%         836,915     1.071574          896,817
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.60%          11,265     1.065741           12,006
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.65%          71,236     1.063770           75,779
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.75%         648,578     1.058820          686,727
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.80%       1,450,139     1.057945        1,534,167
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.90%          67,939     1.056042           71,747
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.95%          83,650     1.054094           88,175
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.00%           1,356     1.052823            1,428
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.05%          18,669     1.051933           19,638
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.10%          62,930     1.049902           66,071
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.15%          69,115     1.049025           72,504
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.20%          18,200     1.048499           19,083
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.25%          48,110     1.047971           50,418
Hartford Global Health HLS
 Fund -- Class IA.............     0.25%          51,929     1.851894           96,163
Hartford Global Health HLS
 Fund -- Class IA.............     0.80%          22,155     1.805011           39,990
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%          27,730     1.788233           49,588
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%         337,471     1.788233          603,476
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%           1,379     1.790894            2,469
Hartford Global Health HLS
 Fund -- Class IA.............     1.15%       2,262,139     1.778394        4,022,975
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%      37,644,706     1.767492       66,536,716
Hartford Global Health HLS
 Fund -- Class IA.............     1.40%       2,094,661     1.755182        3,676,512
Hartford Global Health HLS
 Fund -- Class IA.............     1.45%       1,547,473     1.753691        2,713,789

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Global Health HLS
 Fund -- Class IA.............     1.50%       6,612,542   $ 1.746995  $    11,552,079
Hartford Global Health HLS
 Fund -- Class IA.............     1.60%       6,928,975     1.741464       12,066,561
Hartford Global Health HLS
 Fund -- Class IA.............     1.65%       1,746,650     1.734817        3,030,119
Hartford Global Health HLS
 Fund -- Class IA.............     1.75%         251,469     1.735154          436,338
Hartford Global Health HLS
 Fund -- Class IA.............     1.80%       1,099,252     1.733048        1,905,056
Hartford Global Health HLS
 Fund -- Class IA.............     1.85%          35,869     1.721283           61,741
Hartford Global Health HLS
 Fund -- Class IA.............     1.90%           6,901     1.720415           11,873
Hartford Global Health HLS
 Fund -- Class IA.............     1.95%         556,925     1.726769          961,681
Hartford Global Health HLS
 Fund -- Class IA.............     2.10%          11,986     1.712103           20,521
Hartford Global Health HLS
 Fund -- Class IB.............     1.40%         141,324     1.734716          245,157
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%       2,407,912     1.733269        4,173,559
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%         698,578     1.733269        1,210,824
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%         403,019     1.721167          693,664
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%          37,054     1.721167           63,777
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%         357,664     1.719728          615,086
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%           4,691     1.719728            8,067
Hartford Global Health HLS
 Fund -- Class IB.............     1.70%          18,482     1.718299           31,757
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%       1,310,009     1.709144        2,238,994
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%          77,512     1.709144          132,479
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%       2,440,960     1.707730        4,168,501
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%       1,282,552     1.707730        2,190,252
Hartford Global Health HLS
 Fund -- Class IB.............     1.90%         231,893     1.705522          395,499
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%          46,080     1.701531           78,406
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%         392,961     1.701531          668,635
Hartford Global Health HLS
 Fund -- Class IB.............     2.00%          28,748     1.699484           48,858
Hartford Global Health HLS
 Fund -- Class IB.............     2.05%          51,164     1.698071           86,881
Hartford Global Health HLS
 Fund -- Class IB.............     2.10%         326,098     1.694735          552,649
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%         111,255     1.693312          188,390
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%          51,572     1.693312           87,327
Hartford Global Health HLS
 Fund -- Class IB.............     2.20%          22,656     1.692460           38,344
Hartford Global Health HLS
 Fund -- Class IB.............     2.25%          72,337     1.691619          122,366
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.25%          45,511     1.968560           89,592
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.80%          65,688     1.253542           82,342
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%         160,964     1.878499          302,371
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%          20,031     1.878499           37,629
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%          43,795     1.243736           54,469
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.10%          22,809     1.235106           28,172
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%       9,268,377     1.234075       11,437,872
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%      83,751,145     1.849480      154,896,067
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.30%          34,983     1.229611           43,015
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%         251,196     1.228126          308,500
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%       2,729,999     1.833826        5,006,343
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.45%       3,191,852     1.835018        5,857,106
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.50%       8,069,388     1.820739       14,692,250
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.60%       7,163,844     1.819487       13,034,521
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.65%      12,331,079     1.806468       22,275,699
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.70%           7,628     1.806497           13,781
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.75%         597,096     1.812900        1,082,475
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.80%       1,125,659     1.810713        2,038,245

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.85%          74,137   $ 1.792340  $       132,879
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.90%             347    10.268212            3,568
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.95%       1,374,237     1.804166        2,479,352
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.00%           4,223     1.785849            7,542
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.10%           4,693     1.782832            8,367
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.40%       1,445,975     0.834552        1,206,742
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%      10,361,463     0.833871        8,640,124
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%       2,265,996     0.833871        1,889,548
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%       2,062,733     0.827816        1,707,563
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%         264,911     0.827816          219,297
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%       1,037,910     0.827325          858,689
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%          65,679     0.827325           54,338
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.70%         209,889     0.826640          173,503
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%       3,256,394     0.822046        2,676,906
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%         440,155     0.822046          361,828
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%      10,779,430     0.821363        8,853,825
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%       3,552,831     0.821363        2,918,164
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.90%       2,878,438     1.781427        5,127,727
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%         180,532     0.818393          147,746
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%       7,185,296     0.818393        5,880,396
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%         351,903     0.817404          287,647
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%         127,604     0.817404          104,304
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.05%         412,666     0.816746          337,043
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.10%         595,430     0.815133          485,354
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.10%           5,543     0.815133            4,518
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%         297,670     0.814439          242,434
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%          30,624     0.814439           24,941
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.20%       1,008,407     0.814033          820,877
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.25%       1,360,652     0.813623        1,107,058
Hartford Global Technology HLS
 Fund -- Class IA.............     0.80%          11,549     0.468107            5,407
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%           6,585     0.463750            3,054
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%          95,676     0.463750           44,370
Hartford Global Technology HLS
 Fund -- Class IA.............     1.15%       1,591,911     0.461205          734,197
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%      46,195,984     0.458378       21,175,223
Hartford Global Technology HLS
 Fund -- Class IA.............     1.40%       2,458,220     0.455166        1,118,898
Hartford Global Technology HLS
 Fund -- Class IA.............     1.45%       1,501,832     0.454760          682,973
Hartford Global Technology HLS
 Fund -- Class IA.............     1.50%       5,246,952     0.453044        2,377,100
Hartford Global Technology HLS
 Fund -- Class IA.............     1.60%       8,436,944     0.451597        3,810,099
Hartford Global Technology HLS
 Fund -- Class IA.............     1.65%         895,744     0.449866          402,965
Hartford Global Technology HLS
 Fund -- Class IA.............     1.70%          10,865     0.449493            4,884
Hartford Global Technology HLS
 Fund -- Class IA.............     1.75%          95,830     0.449960           43,119
Hartford Global Technology HLS
 Fund -- Class IA.............     1.80%       1,331,653     0.449414          598,464
Hartford Global Technology HLS
 Fund -- Class IA.............     1.85%          62,133     0.446348           27,733
Hartford Global Technology HLS
 Fund -- Class IA.............     1.95%         410,155     0.447811          183,672
Hartford Global Technology HLS
 Fund -- Class IA.............     2.10%          16,445     0.443991            7,302
Hartford Global Technology HLS
 Fund -- Class IB.............     1.40%         205,890     0.450106           92,672
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%       3,943,742     0.449734        1,773,635
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%         624,384     0.449734          280,807
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%         644,178     0.446578          287,676

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%         313,508   $ 0.446217  $       139,892
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%           7,376     0.446217            3,291
Hartford Global Technology HLS
 Fund -- Class IB.............     1.70%          26,671     0.445842           11,891
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%       1,110,359     0.443486          492,429
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%          39,708     0.443486           17,610
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%       3,955,321     0.443092        1,752,571
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%       1,393,052     0.443092          617,250
Hartford Global Technology HLS
 Fund -- Class IB.............     1.90%         422,963     0.442512          187,166
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%             341     0.441477              150
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%         913,058     0.441477          403,094
Hartford Global Technology HLS
 Fund -- Class IB.............     2.00%           5,746     0.440940            2,534
Hartford Global Technology HLS
 Fund -- Class IB.............     2.05%          64,202     0.440566           28,285
Hartford Global Technology HLS
 Fund -- Class IB.............     2.10%         260,640     0.439722          114,609
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%         247,757     0.439346          108,851
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%         142,706     0.439346           62,697
Hartford Global Technology HLS
 Fund -- Class IB.............     2.20%          42,773     0.439132           18,783
Hartford Global Technology HLS
 Fund -- Class IB.............     2.25%         114,890     0.438904           50,426
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.25%          34,274     1.302838           44,655
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.80%         104,307     1.016647          106,043
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.00%          31,476     1.240065           39,032
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.00%         419,070     1.240065          519,675
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%       8,277,851     1.000853        8,284,912
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%      73,174,192     1.219829       89,260,001
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.30%           4,174     0.997246            4,162
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%         426,723     0.996026          425,027
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.40%       3,458,307     1.209498        4,182,816
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.45%       3,001,740     1.210297        3,632,997
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.50%      14,508,146     1.108583       16,083,484
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.60%      11,162,015     1.200050       13,394,976
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.65%      22,519,751     1.099913       24,769,767
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.75%         717,198     1.195710          857,560
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.80%       1,819,823     1.194269        2,173,358
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%         271,913     1.091293          296,737
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.90%             865    10.287647            8,895
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.95%       2,259,722     1.189953        2,688,963
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.00%         159,805     1.087353          173,764
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.10%          24,087     1.085504           26,146
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.15%           4,728     1.083026            5,120
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.30%          36,863     1.081024           39,849
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.40%         832,919     0.872611          726,814
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%      10,861,860     0.871901        9,470,467
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%       1,751,172     0.871901        1,526,849
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%         723,461     0.865620          626,242
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%          49,622     0.865620           42,953
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%         743,257     0.865068          642,967
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%          26,702     0.865068           23,099
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.70%         108,612     0.864349           93,879
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%       3,417,436     0.859562        2,937,498
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%         606,805     0.859562          521,587

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%      11,431,666   $ 0.858849  $     9,818,075
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%       4,648,676     0.858849        3,992,511
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.90%       2,566,638     1.174684        3,014,988
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%          61,050     0.855738           52,243
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%       7,630,551     0.855738        6,529,752
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%         177,695     0.854701          151,876
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%         163,330     0.854701          139,598
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.05%         493,503     0.853991          421,447
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.10%         619,762     0.852319          528,235
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.10%           7,109     0.852319            6,059
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%         234,060     0.851601          199,326
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%         161,775     0.851601          137,768
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.20%         600,448     0.851180          511,089
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.25%       1,483,177     0.850754        1,261,819
Hartford Growth HLS Fund --
 Class IA.....................     0.25%           2,131     1.284781            2,740
Hartford Growth HLS Fund --
 Class IA.....................     0.80%         113,202     1.266047          143,319
Hartford Growth HLS Fund --
 Class IA.....................     1.00%           5,540     1.259316            6,977
Hartford Growth HLS Fund --
 Class IA.....................     1.00%           7,812     1.259316            9,838
Hartford Growth HLS Fund --
 Class IA.....................     1.15%       3,506,126     1.254252        4,397,565
Hartford Growth HLS Fund --
 Class IA.....................     1.25%      23,666,472     1.250934       29,605,194
Hartford Growth HLS Fund --
 Class IA.....................     1.30%          38,471     1.249737           48,078
Hartford Growth HLS Fund --
 Class IA.....................     1.35%          56,709     1.248227           70,786
Hartford Growth HLS Fund --
 Class IA.....................     1.40%         592,153     1.245942          737,788
Hartford Growth HLS Fund --
 Class IA.....................     1.45%         919,503     1.244281        1,144,120
Hartford Growth HLS Fund --
 Class IA.....................     1.50%       9,745,397     1.242591       12,109,543
Hartford Growth HLS Fund --
 Class IA.....................     1.60%      11,189,587     1.239291       13,867,155
Hartford Growth HLS Fund --
 Class IA.....................     1.65%       8,181,101     1.237640       10,125,257
Hartford Growth HLS Fund --
 Class IA.....................     1.70%         180,340     1.235988          222,898
Hartford Growth HLS Fund --
 Class IA.....................     1.75%         482,196     1.234802          595,416
Hartford Growth HLS Fund --
 Class IA.....................     1.80%         991,943     1.233328        1,223,391
Hartford Growth HLS Fund --
 Class IA.....................     1.85%         391,053     1.231061          481,410
Hartford Growth HLS Fund --
 Class IA.....................     1.95%         633,088     1.228845          777,967
Hartford Growth HLS Fund --
 Class IA.....................     2.00%         197,068     1.226595          241,722
Hartford Growth HLS Fund --
 Class IA.....................     2.15%           4,478     1.221690            5,471
Hartford Growth HLS Fund --
 Class IA.....................     2.30%          34,863     1.219445           42,513
Hartford Growth HLS Fund --
 Class IB.....................     1.40%         482,532     1.237047          596,915
Hartford Growth HLS Fund --
 Class IB.....................     1.45%       2,968,121     1.236016        3,668,645
Hartford Growth HLS Fund --
 Class IB.....................     1.60%          72,197     1.231065           88,879
Hartford Growth HLS Fund --
 Class IB.....................     1.65%         222,853     1.229408          273,977
Hartford Growth HLS Fund --
 Class IB.....................     1.70%          24,814     1.228372           30,480
Hartford Growth HLS Fund --
 Class IB.....................     1.75%       3,386,088     1.225531        4,149,756
Hartford Growth HLS Fund --
 Class IB.....................     1.80%       9,502,240     1.224521       11,635,693
Hartford Growth HLS Fund --
 Class IB.....................     1.90%       2,488,967     1.221692        3,040,751
Hartford Growth HLS Fund --
 Class IB.....................     1.95%       1,617,765     1.220075        1,973,794
Hartford Growth HLS Fund --
 Class IB.....................     2.00%           1,984     1.218591            2,418
Hartford Growth HLS Fund --
 Class IB.....................     2.05%         310,830     1.217574          378,458
Hartford Growth HLS Fund --
 Class IB.....................     2.10%         186,687     1.215198          226,862
Hartford Growth HLS Fund --
 Class IB.....................     2.15%         908,924     1.214172        1,103,591
Hartford Growth HLS Fund --
 Class IB.....................     2.20%         239,501     1.213572          290,652

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Growth HLS Fund --
 Class IB.....................     2.25%         125,017   $ 1.212961  $       151,641
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.25%             472     1.296739              613
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.80%          30,730     1.277822           39,267
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.00%          48,306     1.271033           61,398
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.00%          47,372     1.271033           60,212
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.15%       6,858,106     1.265950        8,682,020
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%      38,841,620     1.262594       49,041,196
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%          51,821     1.259859           65,287
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%         419,721     1.257518          527,807
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.45%       1,426,856     1.255839        1,791,902
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.50%       7,929,099     1.254156        9,944,327
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.60%       6,714,601     1.250816        8,398,731
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.65%       7,162,092     1.249145        8,946,492
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.75%         386,477     1.246299          481,666
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.80%       1,445,300     1.244781        1,799,081
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%         225,266     1.242512          279,895
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.90%           9,025    12.802732          115,543
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.95%       1,149,930     1.240298        1,426,256
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.00%         159,377     1.238014          197,311
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.15%           8,958     1.233067           11,046
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.30%          31,865     1.230828           39,220
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%         275,834     1.248642          344,418
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.45%       2,037,334     1.247609        2,541,797
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.60%         135,272     1.242628          168,093
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.65%          31,411     1.240963           38,980
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.70%          32,288     1.239918           40,034
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.75%       1,278,871     1.237017        1,581,985
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.80%       6,530,731     1.235999        8,071,977
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.90%         611,654     1.233162          754,269
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.95%       1,612,307     1.231512        1,985,575
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.00%         215,139     1.230025          264,626
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.05%         164,237     1.229007          201,848
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.10%         259,548     1.226607          318,363
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.15%         136,143     1.225570          166,853
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.20%         106,074     1.224961          129,936
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.25%         175,831     1.224350          215,279
Hartford High Yield HLS
 Fund -- Class IA.............     0.25%          13,479     1.367726           18,432
Hartford High Yield HLS
 Fund -- Class IA.............     0.80%         102,604     1.252573          128,519
Hartford High Yield HLS
 Fund -- Class IA.............     1.00%       9,445,999     1.305057       12,327,568
Hartford High Yield HLS
 Fund -- Class IA.............     1.00%          91,089     1.305057          118,877
Hartford High Yield HLS
 Fund -- Class IA.............     1.15%       6,748,565     1.233121        8,321,797
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%      78,621,992     1.284843      101,016,916
Hartford High Yield HLS
 Fund -- Class IA.............     1.35%          52,144     1.227157           63,989
Hartford High Yield HLS
 Fund -- Class IA.............     1.40%       4,361,803     1.273969        5,556,802
Hartford High Yield HLS
 Fund -- Class IA.............     1.45%       2,615,734     1.274805        3,334,551
Hartford High Yield HLS
 Fund -- Class IA.............     1.50%      19,680,706     1.264941       24,894,932
Hartford High Yield HLS
 Fund -- Class IA.............     1.60%      19,695,952     1.264035       24,896,373
Hartford High Yield HLS
 Fund -- Class IA.............     1.65%       8,912,134     1.255012       11,184,836
Hartford High Yield HLS
 Fund -- Class IA.............     1.70%           6,837     1.255038            8,580

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford High Yield HLS
 Fund -- Class IA.............     1.75%       1,200,807   $ 1.259443  $     1,512,348
Hartford High Yield HLS
 Fund -- Class IA.............     1.80%       2,843,440     1.257938        3,576,871
Hartford High Yield HLS
 Fund -- Class IA.............     1.85%         424,103     1.245222          528,103
Hartford High Yield HLS
 Fund -- Class IA.............     1.90%              76    10.828811              818
Hartford High Yield HLS
 Fund -- Class IA.............     1.95%         964,321     1.253375        1,208,656
Hartford High Yield HLS
 Fund -- Class IA.............     2.00%          90,593     1.240722          112,401
Hartford High Yield HLS
 Fund -- Class IA.............     2.10%          13,431     1.238589           16,635
Hartford High Yield HLS
 Fund -- Class IA.............     2.15%          25,638     1.235759           31,683
Hartford High Yield HLS
 Fund -- Class IA.............     2.20%           3,790     1.234720            4,680
Hartford High Yield HLS
 Fund -- Class IA.............     2.30%          14,877     1.233474           18,351
Hartford High Yield HLS
 Fund -- Class IB.............     1.40%       1,300,737     1.193021        1,551,807
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%       8,609,767     1.192022       10,263,032
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%       3,741,520     1.192022        4,459,974
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%         690,269     1.183444          816,895
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%         272,555     1.183444          322,553
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%         986,454     1.182703        1,166,682
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%          22,931     1.182703           27,120
Hartford High Yield HLS
 Fund -- Class IB.............     1.70%         539,793     1.181709          637,878
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%       6,777,529     1.175187        7,964,864
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%         218,112     1.175187          256,323
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%      13,169,831     1.174192       15,463,910
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%       8,656,683     1.174192       10,164,608
Hartford High Yield HLS
 Fund -- Class IB.............     1.90%       3,349,939     1.237577        4,145,808
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%         167,819     1.169928          196,336
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%       2,832,863     1.169928        3,314,246
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%         222,796     1.168523          260,342
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%           6,000     1.168523            7,011
Hartford High Yield HLS
 Fund -- Class IB.............     2.05%         250,296     1.167555          292,235
Hartford High Yield HLS
 Fund -- Class IB.............     2.10%         713,427     1.165258          831,326
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%         275,070     1.164289          320,261
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%         348,867     1.164289          406,182
Hartford High Yield HLS
 Fund -- Class IB.............     2.20%         399,888     1.163702          465,351
Hartford High Yield HLS
 Fund -- Class IB.............     2.25%         482,587     1.163119          561,306
Hartford High Yield HLS
 Fund -- Class IB.............     2.30%           7,817     1.162544            9,087
Hartford High Yield HLS
 Fund -- Class IB.............     2.30%          16,185     1.162544           18,816
Hartford Index HLS Fund --
 Class IA.....................     0.15%         507,386     5.487551        2,784,301
Hartford Index HLS Fund --
 Class IA.....................     0.25%         149,532     3.183373          476,015
Hartford Index HLS Fund --
 Class IA.....................     0.70%         333,347     4.786203        1,595,469
Hartford Index HLS Fund --
 Class IA.....................     0.80%          21,696     0.957372           20,771
Hartford Index HLS Fund --
 Class IA.....................     0.85%         642,968     1.760110        1,131,695
Hartford Index HLS Fund --
 Class IA.....................     1.00%         629,497     1.843782        1,160,656
Hartford Index HLS Fund --
 Class IA.....................     1.00%         120,850     1.843782          222,821
Hartford Index HLS Fund --
 Class IA.....................     1.15%       8,523,431     0.942479        8,033,155
Hartford Index HLS Fund --
 Class IA.....................     1.25%       5,330,265     4.749212       25,314,561
Hartford Index HLS Fund --
 Class IA.....................     1.25%      87,505,459     4.585551      401,260,747
Hartford Index HLS Fund --
 Class IA.....................     1.25%         688,661     4.729128        3,256,764
Hartford Index HLS Fund --
 Class IA.....................     1.30%          26,822     0.939081           25,188
Hartford Index HLS Fund --
 Class IA.....................     1.35%          53,776     0.937952           50,439
Hartford Index HLS Fund --
 Class IA.....................     1.40%       2,159,250     4.546757        9,817,584

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Index HLS Fund --
 Class IA.....................     1.45%       1,504,488   $ 4.549717  $     6,844,993
Hartford Index HLS Fund --
 Class IA.....................     1.50%      21,480,522     1.001687       21,516,760
Hartford Index HLS Fund --
 Class IA.....................     1.60%       5,750,952     4.511230       25,943,867
Hartford Index HLS Fund --
 Class IA.....................     1.65%       6,834,288     0.993845        6,792,223
Hartford Index HLS Fund --
 Class IA.....................     1.70%           5,118     0.993883            5,087
Hartford Index HLS Fund --
 Class IA.....................     1.75%         189,486     4.494902          851,719
Hartford Index HLS Fund --
 Class IA.....................     1.80%         608,630     4.489460        2,732,421
Hartford Index HLS Fund --
 Class IA.....................     1.85%       1,267,433     0.986093        1,249,807
Hartford Index HLS Fund --
 Class IA.....................     1.90%          36,913     0.985599           36,382
Hartford Index HLS Fund --
 Class IA.....................     1.95%         308,832     4.473202        1,381,467
Hartford Index HLS Fund --
 Class IA.....................     2.00%          58,349     0.982526           57,330
Hartford Index HLS Fund --
 Class IA.....................     2.10%          20,259     0.980831           19,871
Hartford Index HLS Fund --
 Class IA.....................     2.15%          79,459     0.978586           77,757
Hartford Index HLS Fund --
 Class IA.....................     2.30%          23,385     0.976788           22,842
Hartford Index HLS Fund --
 Class IB.....................     1.40%         904,104     0.847679          766,390
Hartford Index HLS Fund --
 Class IB.....................     1.45%      12,746,046     0.846965       10,795,455
Hartford Index HLS Fund --
 Class IB.....................     1.45%       3,748,963     0.846965        3,175,240
Hartford Index HLS Fund --
 Class IB.....................     1.60%       1,132,460     0.840858          952,238
Hartford Index HLS Fund --
 Class IB.....................     1.60%         268,522     0.840858          225,789
Hartford Index HLS Fund --
 Class IB.....................     1.65%       1,165,082     0.840354          979,082
Hartford Index HLS Fund --
 Class IB.....................     1.65%         165,076     0.840354          138,722
Hartford Index HLS Fund --
 Class IB.....................     1.70%          70,400     0.839636           59,110
Hartford Index HLS Fund --
 Class IB.....................     1.75%       3,657,774     0.834992        3,054,212
Hartford Index HLS Fund --
 Class IB.....................     1.75%         167,957     0.834992          140,243
Hartford Index HLS Fund --
 Class IB.....................     1.80%      10,802,413     0.834283        9,012,270
Hartford Index HLS Fund --
 Class IB.....................     1.80%       8,161,944     0.834283        6,809,371
Hartford Index HLS Fund --
 Class IB.....................     1.90%         533,780     4.416663        2,357,528
Hartford Index HLS Fund --
 Class IB.....................     1.95%         429,081     0.831263          356,679
Hartford Index HLS Fund --
 Class IB.....................     1.95%       2,070,571     0.831263        1,721,189
Hartford Index HLS Fund --
 Class IB.....................     2.00%          97,219     0.830289           80,720
Hartford Index HLS Fund --
 Class IB.....................     2.00%          31,459     0.830289           26,120
Hartford Index HLS Fund --
 Class IB.....................     2.05%         423,712     0.829569          351,499
Hartford Index HLS Fund --
 Class IB.....................     2.10%         868,646     0.827952          719,197
Hartford Index HLS Fund --
 Class IB.....................     2.15%          91,303     0.827267           75,532
Hartford Index HLS Fund --
 Class IB.....................     2.15%         262,522     0.827267          217,176
Hartford Index HLS Fund --
 Class IB.....................     2.20%         101,943     0.826856           84,292
Hartford Index HLS Fund --
 Class IB.....................     2.25%         475,759     0.826432          393,183
Hartford Index HLS Fund --
 Class IB.....................     2.30%          63,668     0.826016           52,591
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.25%         775,074     1.331224        1,031,797
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.80%          33,334     1.304632           43,489
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.00%          65,192     1.295091           84,430
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.00%         203,470     1.295091          263,512
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.15%       4,339,071     1.287995        5,588,702

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%      33,142,686   $ 1.283277  $    42,531,246
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.30%          33,443     1.283344           42,919
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.35%         151,199     1.281792          193,805
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.40%       1,005,155     1.276238        1,282,818
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.45%       1,696,921     1.273902        2,161,711
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.50%       5,464,974     1.271563        6,949,059
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.60%       7,301,951     1.266904        9,250,871
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.65%       7,255,824     1.264573        9,175,519
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.75%         556,623     1.262313          702,633
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.80%         949,441     1.260785        1,197,040
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.85%          43,854     1.255347           55,052
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.95%       1,005,004     1.256242        1,262,529
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.40%         564,496     1.264289          713,686
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.45%       3,625,225     1.263239        4,579,526
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.60%         138,322     1.256315          173,776
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.65%         256,393     1.253997          321,516
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.70%          25,849     1.252957           32,387
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.75%       2,259,941     1.248152        2,820,750
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.80%       7,110,260     1.247095        8,867,169
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.90%       1,856,310     1.244914        2,310,946
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.95%       2,173,947     1.242578        2,701,299
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.00%         333,970     1.241074          414,482
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.05%         112,801     1.240047          139,879
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.10%         216,048     1.237640          267,389

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.15%         174,933   $ 1.236597  $       216,322
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.20%         262,144     1.235966          324,001
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.25%         675,386     1.235361          834,345
Hartford International Small
 Company HLS Fund --
 Class IA.....................     0.25%         446,919     1.589394          710,327
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.00%             424     1.546277              656
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.00%         137,494     1.546277          212,603
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.00%           1,042     1.546277            1,612
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.15%       1,068,542     1.537819        1,643,224
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%      10,775,422     1.532177       16,509,854
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.35%          20,397     1.530410           31,215
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.40%         252,807     1.523780          385,223
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.45%         526,823     1.520984          801,289
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.50%       1,821,638     1.518196        2,765,604
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.60%       1,878,366     1.512644        2,841,299
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.65%       1,380,765     1.509869        2,084,774
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.75%          90,110     1.507183          135,812
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.80%         263,140     1.505371          396,124
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.85%           6,791     1.498845           10,179
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.95%         114,770     1.499917          172,146
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.40%         105,351     1.509488          159,026
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.45%       1,142,384     1.508229        1,722,977
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.60%          48,257     1.499943           72,382
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.65%          88,821     1.497213          132,983
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.70%          16,450     1.495944           24,609
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.75%         781,428     1.490272        1,164,540
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.80%       1,955,285     1.489029        2,911,476
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.90%         284,019     1.486367          422,156
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.95%         470,815     1.483617          698,509
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.00%          42,594     1.481829           63,117
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.05%          68,580     1.480589          101,539

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.10%         112,000   $ 1.477694  $       165,501
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.15%          38,957     1.476459           57,518
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.20%          18,445     1.475724           27,220
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.25%          52,354     1.474983           77,222
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.15%         579,170     2.170771        1,257,245
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.25%         576,128     2.243630        1,292,618
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.70%         557,544     1.919159        1,070,016
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.80%          63,599     1.002102           63,733
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.85%          89,937     1.925511          173,175
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%          53,209     1.919233          102,120
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%         470,156     1.918212          901,859
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%      10,108,686     0.986529        9,972,512
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%     117,541,804     1.850399      217,499,237
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       3,078,346     1.851124        5,698,401
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%         577,068     1.851124        1,068,224
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.30%          17,474     0.982965           17,176
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%         383,067     0.981793          376,092
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.40%       2,399,744     1.834732        4,402,888
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.45%       1,748,855     1.835937        3,210,788
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.50%      11,602,307     1.026599       11,910,917
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.60%       4,453,366     1.820395        8,106,886
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.65%      27,426,440     1.018537       27,934,844
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.70%          30,742     1.018593           31,314
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.75%         386,836     1.813825          701,652
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.80%         809,775     1.811644        1,467,024
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.85%         103,971     1.010623          105,075
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.90%          35,025     1.010128           35,380
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.95%       1,611,245     1.805079        2,908,425
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     2.10%          22,365     1.005240           22,482
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.25%       5,142,615     1.090454        5,607,785
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.35%          40,707     1.082156           44,052
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%       1,923,254     1.081252        2,079,522
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%       6,097,547     0.774893        4,724,947
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%       1,513,020     0.774893        1,172,429
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.55%          38,531     1.076928           41,495
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%         620,459     0.769317          477,330
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%         181,265     0.769317          139,451
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%         745,747     0.768861          573,376
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%          27,171     0.768861           20,890
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.70%         897,902     0.768218          689,784
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%       3,515,484     0.766242        2,693,711
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%         653,810     0.763951          499,479
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%       6,969,381     0.763308        5,319,785
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%       2,292,817     0.763308        1,750,126
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.85%         282,838     1.043277          295,078
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.90%       7,390,993     0.763475        5,642,839
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%         188,503     0.762851          143,800
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%       9,597,252     0.760545        7,299,142
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%          17,638     0.759641           13,399

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%         247,960   $ 0.759641  $       188,361
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.05%         306,613     0.758997          232,719
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%         126,366     0.759783           96,011
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%         584,900     0.757511          443,068
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%          78,405     0.756891           59,344
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%          65,714     0.756891           49,738
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.20%         619,389     1.031909          639,153
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.25%       1,225,189     1.030653        1,262,745
Hartford MidCap HLS Fund --
 Class IA.....................     0.25%         137,851     3.456884          476,537
Hartford MidCap HLS Fund --
 Class IA.....................     0.80%          13,411     2.064266           27,683
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%         105,064     3.269803          343,538
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%         449,114     3.269803        1,468,514
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%          22,107     2.048131           45,277
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%     137,232,893     3.209688      440,474,769
Hartford MidCap HLS Fund --
 Class IA.....................     1.40%       5,463,674     3.182542       17,388,372
Hartford MidCap HLS Fund --
 Class IA.....................     1.45%       1,952,218     3.184618        6,217,068
Hartford MidCap HLS Fund --
 Class IA.....................     1.50%       3,197,868     2.344907        7,498,704
Hartford MidCap HLS Fund --
 Class IA.....................     1.60%       1,740,670     3.157693        5,496,500
Hartford MidCap HLS Fund --
 Class IA.....................     1.65%         153,776     2.326556          357,768
Hartford MidCap HLS Fund --
 Class IA.....................     1.70%          71,286     2.326588          165,852
Hartford MidCap HLS Fund --
 Class IA.....................     1.75%         336,465     3.146255        1,058,604
Hartford MidCap HLS Fund --
 Class IA.....................     1.80%          39,395     3.142459          123,796
Hartford MidCap HLS Fund --
 Class IA.....................     1.85%          45,869     2.308394          105,883
Hartford MidCap HLS Fund --
 Class IA.....................     1.90%          12,358     2.307240           28,512
Hartford MidCap HLS Fund --
 Class IA.....................     1.95%          81,899     3.131087          256,433
Hartford MidCap HLS Fund --
 Class IA.....................     2.00%          13,815     2.300015           31,775
Hartford MidCap HLS Fund --
 Class IA.....................     2.10%          10,155     2.296093           23,317
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%      11,074,543     1.264280       14,001,323
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%         419,098     1.264280          529,857
Hartford MidCap HLS Fund --
 Class IB.....................     1.60%       1,399,076     1.255162        1,756,067
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%         894,296     1.254397        1,121,802
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%          39,757     1.254397           49,871
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%       1,260,937     1.245355        1,570,314
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%          52,496     1.245355           65,376
Hartford MidCap HLS Fund --
 Class IB.....................     1.95%         106,678     1.240852          132,372
Hartford MidCap HLS Fund --
 Class IB.....................     2.00%          31,162     1.239351           38,620
Hartford MidCap HLS Fund --
 Class IB.....................     2.10%          15,008     1.235900           18,549
Hartford MidCap HLS Fund --
 Class IB.....................     2.15%          67,002     1.234870           82,739
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.25%         154,287     1.436027          221,562
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.80%          95,205     1.407358          133,988
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%         196,780     1.397080          274,917
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%         191,661     1.397080          267,766
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%          29,276     1.397080           40,901
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.10%           1,635     1.390567            2,273
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.15%       7,389,288     1.389389       10,266,595
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%     108,460,289     1.384316      150,143,313
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.30%          40,596     1.384361           56,199
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.40%       3,364,320     1.376722        4,631,733
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.45%       6,017,190     1.374199        8,268,817

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.50%      21,843,857   $ 1.371673  $    29,962,628
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.60%      31,216,738     1.366655       42,662,512
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.65%       9,756,954     1.364127       13,309,725
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.70%           2,309     1.361641            3,143
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.75%       1,350,509     1.361702        1,838,991
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.80%       4,176,748     1.360070        5,680,670
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.85%       1,173,118     1.354157        1,588,586
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.90%          11,110     1.353487           15,037
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.95%       2,202,559     1.355138        2,984,772
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.00%         201,526     1.349283          271,916
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.05%           6,253     1.347641            8,427
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.15%          47,178     1.343880           63,401
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.30%          13,207     1.341421           17,717
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.40%         878,866     1.363905        1,198,689
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.45%      14,698,549     1.362751       20,030,463
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.60%       1,067,424     1.355283        1,446,661
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.65%         979,497     1.352773        1,325,037
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.70%         197,808     1.351647          267,367
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.75%       5,286,039     1.346477        7,117,530
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.80%      22,475,826     1.345371       30,238,325
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.90%       2,678,355     1.342963        3,596,932
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.95%       2,697,962     1.340490        3,616,591
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.00%         460,602     1.338883          616,692
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.05%         362,756     1.337760          485,280
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.10%       1,103,846     1.335145        1,473,795
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.15%         925,038     1.334036        1,234,035
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.20%         312,035     1.333356          416,053
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.25%         388,283     1.332691          517,461
Hartford Money Market HLS
 Fund -- Class IA.............     0.15%         228,877     3.501964          801,518
Hartford Money Market HLS
 Fund -- Class IA.............     0.25%         237,722     1.527425          363,102
Hartford Money Market HLS
 Fund -- Class IA.............     0.70%          17,028     3.381186           57,574
Hartford Money Market HLS
 Fund -- Class IA.............     0.85%          17,758     3.397340           60,330
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%       5,370,426     3.011744       16,174,349
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%         251,574     3.010325          757,319
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%       2,696,982     1.086127        2,929,265
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%         926,544     3.261587        3,022,003
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%     104,739,760     1.899008      198,901,644
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%         135,636     3.261587          442,389
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%          56,414     1.080883           60,977
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%       2,877,907     1.882952        5,418,962
Hartford Money Market HLS
 Fund -- Class IA.............     1.45%       2,261,620     1.884186        4,261,312
Hartford Money Market HLS
 Fund -- Class IA.............     1.50%      10,944,330     1.108340       12,130,039
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%       6,240,830     1.868265       11,659,524
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%       6,560,111     1.099647        7,213,807
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%           6,792     1.099679            7,469
Hartford Money Market HLS
 Fund -- Class IA.............     1.75%         477,635     1.861504          889,119
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%         160,907     1.859262          299,168
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%         537,510     1.091064          586,458
Hartford Money Market HLS
 Fund -- Class IA.............     1.90%          13,142     1.004622           13,202

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%         349,344   $ 1.852519  $       647,166
Hartford Money Market HLS
 Fund -- Class IA.............     2.00%         301,525     1.087114          327,785
Hartford Money Market HLS
 Fund -- Class IA.............     2.10%           8,471     1.053627            8,925
Hartford Money Market HLS
 Fund -- Class IA.............     2.20%           2,234     1.081872            2,417
Hartford Money Market HLS
 Fund -- Class IA.............     2.30%          27,149     0.992573           26,947
Hartford Money Market HLS
 Fund -- Class IB.............     1.25%      10,984,155     1.123450       12,340,149
Hartford Money Market HLS
 Fund -- Class IB.............     1.35%         521,057     1.114925          580,939
Hartford Money Market HLS
 Fund -- Class IB.............     1.40%       2,211,540     1.114015        2,463,688
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%      11,184,159     1.039207       11,622,657
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%       3,414,093     1.039207        3,547,949
Hartford Money Market HLS
 Fund -- Class IB.............     1.55%          23,931     1.109532           26,552
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%         716,313     1.031737          739,046
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%         402,002     1.031737          414,760
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%       1,063,973     1.031091        1,097,053
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%         404,207     1.031091          416,774
Hartford Money Market HLS
 Fund -- Class IB.............     1.70%       1,298,297     1.030240        1,337,557
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%       4,398,220     1.027608        4,519,646
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%         297,541     1.024521          304,837
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%       8,317,461     1.023675        8,514,377
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%       3,415,509     1.023675        3,496,371
Hartford Money Market HLS
 Fund -- Class IB.............     1.85%         952,462     0.975722          929,339
Hartford Money Market HLS
 Fund -- Class IB.............     1.90%       2,398,450     1.023872        2,455,706
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%         161,173     1.023054          164,889
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%       3,035,660     1.019979        3,096,310
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%         367,680     1.018734          374,568
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%         459,606     1.018734          468,216
Hartford Money Market HLS
 Fund -- Class IB.............     2.05%          87,724     1.017888           89,293
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%         329,398     1.018949          335,639
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%         678,479     1.015905          689,270
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%         446,287     1.015037          452,998
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%         222,622     1.015037          225,970
Hartford Money Market HLS
 Fund -- Class IB.............     2.20%          49,669     0.965057           47,934
Hartford Money Market HLS
 Fund -- Class IB.............     2.25%         819,111     0.963899          789,540
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.15%         114,076     4.400092          501,945
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.25%           8,579     1.991809           17,087
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.70%          36,750     3.662652          134,601
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.80%          13,283     1.321277           17,551
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.85%          11,299     3.675684           41,531
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%         216,667     3.714097          804,724
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%       2,186,683     3.714097        8,121,552
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.15%       2,698,395     1.300777        3,510,010
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%         820,287     3.533115        2,898,169
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%      52,484,313     2.843601      149,244,444
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%          90,365     3.533115          319,271
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.30%          18,714     1.296052           24,254
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.35%          22,158     1.294479           28,682
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.40%       2,309,086     2.819594        6,510,685
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.45%         964,541     2.821400        2,721,356
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.50%      10,457,350     1.295334       13,545,760

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.60%       8,109,426   $ 2.797557  $    22,686,581
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.65%       4,694,142     1.285175        6,032,793
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.70%          14,684     1.285208           18,872
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.75%         287,722     2.787418          802,000
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.80%         720,921     2.784056        2,007,083
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.85%         101,443     1.275109          129,351
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.90%           2,243     1.274490            2,859
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.95%         263,051     2.773975          729,698
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.00%          17,114     1.270531           21,743
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.10%          14,780     1.268344           18,747
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.15%           5,105     1.265439            6,461
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.40%         618,292     1.253936          775,299
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%       6,918,025     1.252884        8,667,482
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%       3,993,145     1.252884        5,002,947
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%         492,557     1.243850          612,667
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%         157,353     1.243850          195,724
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%         202,119     1.243088          251,252
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%          57,824     1.243088           71,881
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.70%          20,205     1.242044           25,096
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%       2,016,017     1.235190        2,490,165
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%          74,104     1.235190           91,533
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%       7,564,534     1.234143        9,335,717
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%       4,678,412     1.234143        5,773,829
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.90%         599,750     2.738765        1,642,574
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%         173,780     1.229665          213,691
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%       1,114,177     1.229665        1,370,064
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%          67,913     1.228187           83,410
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%          32,180     1.228187           39,523
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.05%         239,296     1.227154          293,653
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.10%         393,758     1.224761          482,259
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%         195,706     1.223736          239,492
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%         210,552     1.223736          257,661
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.20%         107,304     1.223121          131,246
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.25%         220,755     1.222504          269,873
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.30%           3,298     1.221900            4,030
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.30%          13,206     1.221900           16,136
Hartford Small Company HLS
 Fund -- Class IA.............     0.25%          82,821     2.073435          171,724
Hartford Small Company HLS
 Fund -- Class IA.............     0.80%          28,720     1.182523           33,962
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%          24,942     1.946990           48,563
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%         246,526     1.946990          479,984
Hartford Small Company HLS
 Fund -- Class IA.............     1.15%       3,561,064     1.164164        4,145,662
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%     100,070,213     1.906592      190,793,068
Hartford Small Company HLS
 Fund -- Class IA.............     1.30%          20,551     1.159944           23,838
Hartford Small Company HLS
 Fund -- Class IA.............     1.40%       3,407,179     1.890483        6,441,213
Hartford Small Company HLS
 Fund -- Class IA.............     1.45%       2,226,058     1.891707        4,211,049
Hartford Small Company HLS
 Fund -- Class IA.............     1.50%       9,897,025     1.332851       13,191,260
Hartford Small Company HLS
 Fund -- Class IA.............     1.60%       7,613,142     1.875724       14,280,153
Hartford Small Company HLS
 Fund -- Class IA.............     1.65%       4,145,160     1.322402        5,481,567
Hartford Small Company HLS
 Fund -- Class IA.............     1.70%          38,708     1.322453           51,190

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Small Company HLS
 Fund -- Class IA.............     1.75%         386,249   $ 1.868924  $       721,870
Hartford Small Company HLS
 Fund -- Class IA.............     1.80%         845,294     1.866680        1,577,893
Hartford Small Company HLS
 Fund -- Class IA.............     1.85%         520,311     1.312063          682,681
Hartford Small Company HLS
 Fund -- Class IA.............     1.90%          11,116     1.311418           14,578
Hartford Small Company HLS
 Fund -- Class IA.............     1.95%         364,252     1.859901          677,473
Hartford Small Company HLS
 Fund -- Class IA.............     2.00%         131,379     1.307324          171,755
Hartford Small Company HLS
 Fund -- Class IA.............     2.10%          21,558     1.305100           28,135
Hartford Small Company HLS
 Fund -- Class IA.............     2.15%          34,955     1.302105           45,514
Hartford Small Company HLS
 Fund -- Class IA.............     2.30%           5,895     1.299719            7,662
Hartford Small Company HLS
 Fund -- Class IB.............     1.25%      11,358,057     1.339422       15,213,231
Hartford Small Company HLS
 Fund -- Class IB.............     1.35%         214,735     1.329189          285,424
Hartford Small Company HLS
 Fund -- Class IB.............     1.40%       1,717,548     1.328086        2,281,052
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%      12,008,981     0.695370        8,350,685
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%       3,022,165     0.695370        2,101,523
Hartford Small Company HLS
 Fund -- Class IB.............     1.55%          21,751     1.322784           28,772
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%       1,190,376     0.690332          821,755
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%       1,281,257     0.690332          884,493
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%       1,145,945     0.689910          790,599
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%          92,929     0.689910           64,113
Hartford Small Company HLS
 Fund -- Class IB.............     1.70%       1,831,213     0.689346        1,262,339
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%       6,700,105     0.687591        4,606,932
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%         169,280     0.685495          116,040
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%      12,181,014     0.684933        8,343,179
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%       4,305,536     0.684933        2,949,003
Hartford Small Company HLS
 Fund -- Class IB.............     1.85%         389,764     1.074396          418,761
Hartford Small Company HLS
 Fund -- Class IB.............     1.90%       3,151,922     0.685095        2,159,366
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%         146,188     0.684540          100,071
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%       2,230,034     0.682441        1,521,866
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%         156,846     0.681611          106,908
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%         346,375     0.681611          236,093
Hartford Small Company HLS
 Fund -- Class IB.............     2.05%         244,599     0.681062          166,587
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%         177,051     0.681806          120,715
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%         837,162     0.679718          569,034
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%         302,828     0.679171          205,672
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%         368,896     0.679171          250,543
Hartford Small Company HLS
 Fund -- Class IB.............     2.20%          69,324     1.062682           73,669
Hartford Small Company HLS
 Fund -- Class IB.............     2.25%         235,285     1.061394          249,730
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.25%          18,819     1.266246           23,830
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.80%             167     1.247805              209
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.00%          78,778     1.241148           97,775
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%       7,646,694     1.236179        9,452,682
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%      26,585,990     1.232886       32,777,495
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%         201,767     1.230225          248,219
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.40%         926,459     1.227983        1,137,676
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.45%       1,940,200     1.226342        2,379,348
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.50%      12,205,455     1.224699       14,948,009
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.60%      10,270,092     1.221408       12,543,973
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.65%      17,963,683     1.219807       21,912,226
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.75%         343,532     1.217009          418,081

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.80%       1,893,598   $ 1.215532  $     2,301,729
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%         339,883     1.213291          412,377
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.90%             294    12.310086            3,616
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.95%       1,918,662     1.211116        2,323,722
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.00%         182,922     1.208893          221,133
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.10%           7,228     1.206814            8,723
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.15%           5,551     1.204061            6,684
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.30%          38,409     1.201867           46,163
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.40%         741,619     1.224421          908,053
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.45%       4,223,593     1.223394        5,167,119
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.60%         161,973     1.218487          197,362
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.65%         138,537     1.216875          168,582
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.70%         155,020     1.215846          188,481
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.75%       3,679,296     1.213032        4,463,104
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.80%       9,023,209     1.212032       10,936,418
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.90%       3,154,426     1.209241        3,814,461
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.95%       3,959,609     1.207620        4,781,703
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.00%         288,941     1.206164          348,510
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.05%         211,237     1.205159          254,574
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.10%         501,527     1.202795          603,234
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.15%         149,589     1.201794          179,775
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.20%         320,707     1.201190          385,230
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.25%         816,198     1.200593          979,921
Hartford Stock HLS Fund --
 Class IA.....................     0.15%         494,817    14.613751        7,231,133
Hartford Stock HLS Fund --
 Class IA.....................     0.25%         846,459     3.124169        2,644,480
Hartford Stock HLS Fund --
 Class IA.....................     0.70%         164,088    17.676696        2,900,533
Hartford Stock HLS Fund --
 Class IA.....................     0.80%         189,032     0.889362          168,118
Hartford Stock HLS Fund --
 Class IA.....................     0.83%       1,800,144    14.709468       26,479,160
Hartford Stock HLS Fund --
 Class IA.....................     0.83%         533,198    14.735270        7,856,820
Hartford Stock HLS Fund --
 Class IA.....................     0.85%           7,059    17.736804          125,208
Hartford Stock HLS Fund --
 Class IA.....................     1.00%       1,409,340    10.309099       14,529,026
Hartford Stock HLS Fund --
 Class IA.....................     1.00%         275,253    10.781129        2,967,535
Hartford Stock HLS Fund --
 Class IA.....................     1.00%          76,105     0.882400           67,155
Hartford Stock HLS Fund --
 Class IA.....................     1.10%          45,708     0.876241           40,051
Hartford Stock HLS Fund --
 Class IA.....................     1.15%      27,673,043     0.875508       24,227,970
Hartford Stock HLS Fund --
 Class IA.....................     1.25%       2,424,350    17.062266       41,364,898
Hartford Stock HLS Fund --
 Class IA.....................     1.25%     239,560,598     5.488472    1,314,821,633
Hartford Stock HLS Fund --
 Class IA.....................     1.25%         618,236    17.062266       10,548,500
Hartford Stock HLS Fund --
 Class IA.....................     1.30%         106,429     0.872356           92,844
Hartford Stock HLS Fund --
 Class IA.....................     1.35%         592,167     0.871291          515,949
Hartford Stock HLS Fund --
 Class IA.....................     1.40%       5,116,594     5.442056       27,844,794
Hartford Stock HLS Fund --
 Class IA.....................     1.45%       3,322,540     5.445569       18,093,122
Hartford Stock HLS Fund --
 Class IA.....................     1.50%      54,829,737     0.924122       50,669,366
Hartford Stock HLS Fund --
 Class IA.....................     1.60%      10,221,142     5.399516       55,189,218
Hartford Stock HLS Fund --
 Class IA.....................     1.65%      50,823,037     0.916859       46,597,559
Hartford Stock HLS Fund --
 Class IA.....................     1.70%         427,818     0.916898          392,266
Hartford Stock HLS Fund --
 Class IA.....................     1.75%         774,306     5.379948        4,165,723
Hartford Stock HLS Fund --
 Class IA.....................     1.80%       1,216,235     5.373447        6,535,376
Hartford Stock HLS Fund --
 Class IA.....................     1.85%         927,584     0.909689          843,813

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Stock HLS Fund --
 Class IA.....................     1.90%         133,413   $ 0.909238  $       121,304
Hartford Stock HLS Fund --
 Class IA.....................     1.95%       1,020,923     5.353998        5,466,020
Hartford Stock HLS Fund --
 Class IA.....................     2.00%         237,796     0.906415          215,542
Hartford Stock HLS Fund --
 Class IA.....................     2.10%          64,177     0.904858           58,071
Hartford Stock HLS Fund --
 Class IA.....................     2.15%             972     0.902772              877
Hartford Stock HLS Fund --
 Class IA.....................     2.20%          14,429     0.902029           13,015
Hartford Stock HLS Fund --
 Class IA.....................     2.30%          72,573     0.901119           65,397
Hartford Stock HLS Fund --
 Class IB.....................     1.25%      33,630,199     1.017062       34,203,997
Hartford Stock HLS Fund --
 Class IB.....................     1.35%         701,066     1.009294          707,582
Hartford Stock HLS Fund --
 Class IB.....................     1.40%       6,254,911     1.008454        6,307,790
Hartford Stock HLS Fund --
 Class IB.....................     1.45%      35,860,290     0.790641       28,352,616
Hartford Stock HLS Fund --
 Class IB.....................     1.45%       8,977,897     0.790641        7,098,293
Hartford Stock HLS Fund --
 Class IB.....................     1.55%          70,653     1.004423           70,965
Hartford Stock HLS Fund --
 Class IB.....................     1.60%       3,557,560     0.784942        2,792,478
Hartford Stock HLS Fund --
 Class IB.....................     1.60%       1,197,573     0.784942          940,026
Hartford Stock HLS Fund --
 Class IB.....................     1.65%       4,280,397     0.784437        3,357,702
Hartford Stock HLS Fund --
 Class IB.....................     1.65%         212,676     0.784437          166,831
Hartford Stock HLS Fund --
 Class IB.....................     1.70%       3,575,040     0.783780        2,802,045
Hartford Stock HLS Fund --
 Class IB.....................     1.75%      15,251,110     0.781809       11,923,455
Hartford Stock HLS Fund --
 Class IB.....................     1.75%       1,107,935     0.779449          863,579
Hartford Stock HLS Fund --
 Class IB.....................     1.80%      27,552,764     0.778803       21,458,175
Hartford Stock HLS Fund --
 Class IB.....................     1.80%      15,043,294     0.778803       11,715,762
Hartford Stock HLS Fund --
 Class IB.....................     1.85%       1,798,946     0.838466        1,508,355
Hartford Stock HLS Fund --
 Class IB.....................     1.90%      10,627,446     0.778962        8,278,376
Hartford Stock HLS Fund --
 Class IB.....................     1.95%         616,812     0.778322          480,079
Hartford Stock HLS Fund --
 Class IB.....................     1.95%      13,266,805     0.775987       10,294,868
Hartford Stock HLS Fund --
 Class IB.....................     2.00%         756,946     0.775035          586,659
Hartford Stock HLS Fund --
 Class IB.....................     2.00%         776,548     0.775035          601,852
Hartford Stock HLS Fund --
 Class IB.....................     2.05%       1,209,564     0.774388          936,672
Hartford Stock HLS Fund --
 Class IB.....................     2.10%         118,022     0.775205           91,491
Hartford Stock HLS Fund --
 Class IB.....................     2.10%       1,653,090     0.772879        1,277,639
Hartford Stock HLS Fund --
 Class IB.....................     2.15%         570,696     0.772242          440,715
Hartford Stock HLS Fund --
 Class IB.....................     2.15%         746,893     0.772242          576,782
Hartford Stock HLS Fund --
 Class IB.....................     2.20%         999,601     0.829321          828,990
Hartford Stock HLS Fund --
 Class IB.....................     2.25%       2,123,581     0.828322        1,759,009
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.25%          24,532     1.119842           27,474
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.80%          14,097     1.103502           15,556
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.00%       9,359,607     1.097616       10,273,255
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.15%       9,040,177     1.093234        9,883,028
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%      81,801,602     1.090311       89,189,186
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%         224,597     1.087952          244,350
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.40%       2,479,346     1.085951        2,692,448
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.45%       2,502,699     1.084507        2,714,195
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.50%      16,868,256     1.083067       18,269,451
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.60%      28,504,904     1.080167       30,790,057
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.65%      22,375,080     1.078734       24,136,760
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.75%       1,632,827     1.076261        1,757,348
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.80%       2,383,528     1.074956        2,562,187
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.85%         354,106     1.072995          379,954

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.90%             615   $ 1.072458  $           660
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.95%       2,942,612     1.071070        3,151,743
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.00%         294,963     1.069104          315,346
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.10%          22,957     1.067261           24,501
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.15%           6,013     1.064828            6,403
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.30%          31,362     1.062866           33,333
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.40%       1,675,016     1.078597        1,806,667
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.45%      12,605,067     1.077710       13,584,607
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.60%         441,337     1.073397          473,729
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.65%         639,472     1.071951          685,483
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.70%         272,939     1.071069          292,336
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.75%       4,623,389     1.068560        4,940,368
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.80%      27,468,521     1.067670       29,327,316
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.90%       5,670,944     1.065233        6,040,876
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.95%       6,350,229     1.063802        6,755,386
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.00%         536,378     1.062540          569,923
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.05%         367,549     1.061642          390,205
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.10%         475,767     1.059559          504,103
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.15%         792,501     1.058663          838,991
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.20%         618,232     1.058138          654,174
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.25%       1,125,618     1.057603        1,190,457
Hartford Value HLS Fund --
 Class IA.....................     0.25%          81,805     1.100729           90,043
Hartford Value HLS Fund --
 Class IA.....................     0.80%          41,112     1.078739           44,350
Hartford Value HLS Fund --
 Class IA.....................     1.00%           7,471     1.070854            8,000
Hartford Value HLS Fund --
 Class IA.....................     1.00%         148,350     1.070854          158,861
Hartford Value HLS Fund --
 Class IA.....................     1.00%          12,617     1.070854           13,511
Hartford Value HLS Fund --
 Class IA.....................     1.15%       2,554,188     1.065003        2,720,218
Hartford Value HLS Fund --
 Class IA.....................     1.25%      30,046,184     1.061091       31,881,735
Hartford Value HLS Fund --
 Class IA.....................     1.35%           6,944     1.059834            7,360
Hartford Value HLS Fund --
 Class IA.....................     1.40%       1,591,838     1.055245        1,679,779
Hartford Value HLS Fund --
 Class IA.....................     1.45%       1,666,714     1.053335        1,755,609
Hartford Value HLS Fund --
 Class IA.....................     1.50%       5,575,726     1.051392        5,862,273
Hartford Value HLS Fund --
 Class IA.....................     1.60%       8,410,268     1.047545        8,810,134
Hartford Value HLS Fund --
 Class IA.....................     1.65%       4,677,356     1.045634        4,890,802
Hartford Value HLS Fund --
 Class IA.....................     1.75%         550,775     1.043764          574,879
Hartford Value HLS Fund --
 Class IA.....................     1.80%       1,138,427     1.042496        1,186,806
Hartford Value HLS Fund --
 Class IA.....................     1.85%         254,920     1.037992          264,605
Hartford Value HLS Fund --
 Class IA.....................     1.95%         596,929     1.038717          620,041
Hartford Value HLS Fund --
 Class IA.....................     2.00%         106,057     1.034205          109,684
Hartford Value HLS Fund --
 Class IA.....................     2.15%           1,384     1.030096            1,425
Hartford Value HLS Fund --
 Class IB.....................     1.40%         462,660     1.045388          483,659
Hartford Value HLS Fund --
 Class IB.....................     1.45%       7,200,884     1.044515        7,521,432
Hartford Value HLS Fund --
 Class IB.....................     1.60%         274,331     1.038795          284,974
Hartford Value HLS Fund --
 Class IB.....................     1.65%         302,597     1.036879          313,757
Hartford Value HLS Fund --
 Class IB.....................     1.70%          59,211     1.036033           61,344
Hartford Value HLS Fund --
 Class IB.....................     1.75%       1,586,593     1.032070        1,637,475
Hartford Value HLS Fund --
 Class IB.....................     1.80%       8,748,422     1.031199        9,021,364
Hartford Value HLS Fund --
 Class IB.....................     1.90%         916,856     1.029348          943,764
Hartford Value HLS Fund --
 Class IB.....................     1.95%       1,256,574     1.027463        1,291,084

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Value HLS Fund --
 Class IB.....................     2.00%          50,218   $ 1.026213  $        51,534
Hartford Value HLS Fund --
 Class IB.....................     2.05%         292,326     1.025360          299,740
Hartford Value HLS Fund --
 Class IB.....................     2.10%         456,140     1.023369          466,800
Hartford Value HLS Fund --
 Class IB.....................     2.15%         598,427     1.022510          611,898
Hartford Value HLS Fund --
 Class IB.....................     2.20%         214,973     1.021996          219,701
Hartford Value HLS Fund --
 Class IB.....................     2.25%         469,288     1.021490          479,374
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.25%           7,184     1.346821            9,678
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.80%             346     1.327201              459
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.00%          64,505     1.320118           85,154
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.15%       3,032,484     1.314823        3,987,180
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%      18,540,925     1.311338       24,313,420
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%         115,887     1.308499          151,638
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.40%         554,791     1.306103          724,614
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.45%         669,243     1.304381          872,948
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.50%       3,745,028     1.302599        4,878,270
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.60%       2,964,479     1.299150        3,851,303
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.65%       4,473,110     1.297404        5,803,431
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.70%         158,407     1.295693          205,246
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.75%          97,105     1.294444          125,697
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.80%         668,314     1.292863          864,038
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.85%         122,987     1.290496          158,714
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.95%         738,612     1.288215          951,491
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.00%         205,499     1.285825          264,235
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.10%          44,963     1.283626           57,716
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.15%           9,912     1.280693           12,694
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.30%          31,974     1.278344           40,873
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.40%         148,394     1.296870          192,447
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.45%       1,209,028     1.295780        1,566,634
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.60%          91,800     1.290596          118,476
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.65%           7,612     1.288877            9,811
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.70%          51,156     1.287792           65,878
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.75%         732,857     1.284797          941,573
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.80%       3,923,766     1.283746        5,037,119
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.90%       1,062,109     1.280783        1,360,331
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.95%       1,334,053     1.279079        1,706,359
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.00%          44,912     1.277534           57,377
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.05%          66,086     1.276461           84,356
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.10%         218,016     1.273979          277,748
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.15%         110,288     1.272923          140,388
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.20%          68,129     1.272274           86,679
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.25%         134,260     1.271638          170,731
Hartford Equity Income HLS
 Fund -- Class IA.............     0.80%         120,880     1.167130          141,082
Hartford Equity Income HLS
 Fund -- Class IA.............     1.00%           1,386     1.164429            1,613
Hartford Equity Income HLS
 Fund -- Class IA.............     1.00%         100,673     1.164429          117,227
Hartford Equity Income HLS
 Fund -- Class IA.............     1.15%       1,254,641     1.162407        1,458,403
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%       9,143,079     1.161044       10,615,517
Hartford Equity Income HLS
 Fund -- Class IA.............     1.30%         110,556     1.160371          128,286
Hartford Equity Income HLS
 Fund -- Class IA.............     1.35%          38,813     1.159696           45,011
Hartford Equity Income HLS
 Fund -- Class IA.............     1.40%         413,226     1.159027          478,940

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Equity Income HLS
 Fund -- Class IA.............     1.45%         422,255   $ 1.158359  $       489,123
Hartford Equity Income HLS
 Fund -- Class IA.............     1.50%         911,682     1.157686        1,055,442
Hartford Equity Income HLS
 Fund -- Class IA.............     1.60%         604,619     1.156340          699,145
Hartford Equity Income HLS
 Fund -- Class IA.............     1.65%       3,545,308     1.155663        4,097,182
Hartford Equity Income HLS
 Fund -- Class IA.............     1.75%          60,722     1.154318           70,092
Hartford Equity Income HLS
 Fund -- Class IA.............     1.80%         216,291     1.153666          249,527
Hartford Equity Income HLS
 Fund -- Class IA.............     1.85%           3,751     1.152984            4,325
Hartford Equity Income HLS
 Fund -- Class IA.............     1.95%         292,754     1.151647          337,150
Hartford Equity Income HLS
 Fund -- Class IA.............     2.00%          83,599     1.150983           96,221
Hartford Equity Income HLS
 Fund -- Class IA.............     2.30%          36,238     1.147159           41,571
Hartford Equity Income HLS
 Fund -- Class IB.............     1.40%         395,925     1.155512          457,496
Hartford Equity Income HLS
 Fund -- Class IB.............     1.45%         695,364     1.154847          803,039
Hartford Equity Income HLS
 Fund -- Class IB.............     1.60%          35,926     1.152836           41,417
Hartford Equity Income HLS
 Fund -- Class IB.............     1.65%          12,554     1.152163           14,464
Hartford Equity Income HLS
 Fund -- Class IB.............     1.70%          20,111     1.151508           23,158
Hartford Equity Income HLS
 Fund -- Class IB.............     1.75%         427,383     1.150831          491,846
Hartford Equity Income HLS
 Fund -- Class IB.............     1.80%         841,260     1.150161          967,584
Hartford Equity Income HLS
 Fund -- Class IB.............     1.90%       1,383,275     1.148835        1,589,155
Hartford Equity Income HLS
 Fund -- Class IB.............     1.95%         695,688     1.148156          798,758
Hartford Equity Income HLS
 Fund -- Class IB.............     2.00%           9,128     1.147494           10,474
Hartford Equity Income HLS
 Fund -- Class IB.............     2.05%          40,886     1.146834           46,890
Hartford Equity Income HLS
 Fund -- Class IB.............     2.10%           8,236     1.146149            9,440
Hartford Equity Income HLS
 Fund -- Class IB.............     2.20%          95,843     1.144934          109,734
Hartford Equity Income HLS
 Fund -- Class IB.............     2.25%         122,692     1.144350          140,402
Huntington VA Income Equity
 Fund.........................     1.15%       1,246,687     1.223402        1,525,198
Huntington VA Income Equity
 Fund.........................     1.25%       4,405,151     1.221371        5,380,323
Huntington VA Income Equity
 Fund.........................     1.40%       1,261,188     1.211927        1,528,467
Huntington VA Income Equity
 Fund.........................     1.45%       1,501,571     1.211822        1,819,637
Huntington VA Income Equity
 Fund.........................     1.50%       2,883,134     1.210806        3,490,916
Huntington VA Income Equity
 Fund.........................     1.60%       5,632,733     1.202459        6,773,131
Huntington VA Income Equity
 Fund.........................     1.65%       2,000,104     1.325695        2,651,529
Huntington VA Income Equity
 Fund.........................     1.75%       1,585,946     1.198111        1,900,139
Huntington VA Income Equity
 Fund.........................     1.80%       2,028,983     1.196681        2,428,045
Huntington VA Income Equity
 Fund.........................     1.90%          52,573    13.181600          692,991
Huntington VA Income Equity
 Fund.........................     1.95%         180,927     1.192327          215,724
Huntington VA Income Equity
 Fund.........................     2.00%          43,684     1.315161           57,451
Huntington VA Income Equity
 Fund.........................     2.05%          30,748     1.314058           40,405
Huntington VA Income Equity
 Fund.........................     2.10%          19,022     1.313400           24,984
Huntington VA Income Equity
 Fund.........................     2.15%           5,080     1.310654            6,659
Huntington VA Income Equity
 Fund.........................     2.20%           1,006    13.091689           13,172
Huntington VA Dividend Capture
 Fund.........................     1.15%       1,250,807     1.360181        1,701,324
Huntington VA Dividend Capture
 Fund.........................     1.25%       2,765,733     1.357922        3,755,649
Huntington VA Dividend Capture
 Fund.........................     1.40%         261,847     1.351400          353,861
Huntington VA Dividend Capture
 Fund.........................     1.45%         444,627     1.349227          599,902
Huntington VA Dividend Capture
 Fund.........................     1.50%       3,237,926     1.348106        4,365,068
Huntington VA Dividend Capture
 Fund.........................     1.60%       4,224,023     1.342758        5,671,841
Huntington VA Dividend Capture
 Fund.........................     1.65%       2,665,030     1.365672        3,639,556
Huntington VA Dividend Capture
 Fund.........................     1.75%       1,528,131     1.337891        2,044,473
Huntington VA Dividend Capture
 Fund.........................     1.80%       1,956,673     1.336266        2,614,635

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Huntington VA Dividend Capture
 Fund.........................     1.90%         110,549   $13.578973  $     1,501,145
Huntington VA Dividend Capture
 Fund.........................     1.95%         614,799     1.331423          818,557
Huntington VA Dividend Capture
 Fund.........................     2.00%          65,148     1.354801           88,262
Huntington VA Dividend Capture
 Fund.........................     2.05%          32,077     1.353672           43,422
Huntington VA Dividend Capture
 Fund.........................     2.15%           1,599     1.350190            2,159
Huntington VA Dividend Capture
 Fund.........................     2.20%           1,684    13.486371           22,712
Huntington VA Growth Fund.....     1.15%       1,238,894     0.858574        1,063,683
Huntington VA Growth Fund.....     1.25%       2,896,422     0.857151        2,482,671
Huntington VA Growth Fund.....     1.40%         501,771     0.852464          427,741
Huntington VA Growth Fund.....     1.45%       1,087,050     0.850897          924,968
Huntington VA Growth Fund.....     1.50%       2,879,222     0.850187        2,447,877
Huntington VA Growth Fund.....     1.60%       3,660,472     0.846232        3,097,609
Huntington VA Growth Fund.....     1.65%       1,460,718     1.217220        1,778,015
Huntington VA Growth Fund.....     1.75%       1,090,200     0.843167          919,221
Huntington VA Growth Fund.....     1.80%       1,717,950     0.842138        1,446,751
Huntington VA Growth Fund.....     1.90%          40,919    12.103189          495,252
Huntington VA Growth Fund.....     1.95%         538,759     0.839093          452,069
Huntington VA Growth Fund.....     2.00%          65,317     1.207566           78,874
Huntington VA Growth Fund.....     2.05%          17,927     1.206560           21,630
Huntington VA Growth Fund.....     2.10%           1,911    12.055806           23,033
Huntington VA Growth Fund.....     2.15%           3,452     1.203426            4,154
Huntington VA Growth Fund.....     2.20%             222    12.020640            2,672
Huntington VA Mid Corp America
 Fund.........................     1.15%         716,058     1.414637        1,012,962
Huntington VA Mid Corp America
 Fund.........................     1.25%       1,756,024     1.412266        2,479,973
Huntington VA Mid Corp America
 Fund.........................     1.40%         230,210     1.405498          323,559
Huntington VA Mid Corp America
 Fund.........................     1.45%         716,719     1.403240        1,005,729
Huntington VA Mid Corp America
 Fund.........................     1.50%       1,452,207     1.402069        2,036,095
Huntington VA Mid Corp America
 Fund.........................     1.60%       1,975,061     1.396502        2,758,176
Huntington VA Mid Corp America
 Fund.........................     1.65%       1,080,295     1.487190        1,606,604
Huntington VA Mid Corp America
 Fund.........................     1.75%         666,126     1.391443          926,877
Huntington VA Mid Corp America
 Fund.........................     1.80%       1,238,175     1.389771        1,720,779
Huntington VA Mid Corp America
 Fund.........................     1.90%          53,602    14.787233          792,632
Huntington VA Mid Corp America
 Fund.........................     1.95%         261,248     1.384740          361,760
Huntington VA Mid Corp America
 Fund.........................     2.00%          25,579     1.475359           37,739
Huntington VA Mid Corp America
 Fund.........................     2.05%          19,862     1.474132           29,279
Huntington VA Mid Corp America
 Fund.........................     2.20%           1,096    14.686427           16,095
Huntington VA New Economy
 Fund.........................     1.15%         387,063     1.414741          547,593
Huntington VA New Economy
 Fund.........................     1.25%         404,590     1.412370          571,431
Huntington VA New Economy
 Fund.........................     1.40%         117,681     1.405570          165,409
Huntington VA New Economy
 Fund.........................     1.45%         133,701     1.403299          187,623
Huntington VA New Economy
 Fund.........................     1.50%         470,502     1.402137          659,709
Huntington VA New Economy
 Fund.........................     1.60%         563,972     1.396571          787,627
Huntington VA New Economy
 Fund.........................     1.65%         376,984     1.511067          569,649
Huntington VA New Economy
 Fund.........................     1.75%         270,858     1.391524          376,905
Huntington VA New Economy
 Fund.........................     1.80%         191,641     1.389827          266,348
Huntington VA New Economy
 Fund.........................     1.90%          12,623    15.024721          189,664
Huntington VA New Economy
 Fund.........................     1.95%         121,619     1.384800          168,418
Huntington VA New Economy
 Fund.........................     2.05%           3,480     1.497790            5,212
Huntington VA New Economy
 Fund.........................     2.20%             471    14.922274            7,030

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Huntington VA Rotating Markets
 Fund.........................     1.15%         200,497   $ 1.184861  $       237,559
Huntington VA Rotating Markets
 Fund.........................     1.25%         546,166     1.182901          646,061
Huntington VA Rotating Markets
 Fund.........................     1.40%          68,757     1.177199           80,941
Huntington VA Rotating Markets
 Fund.........................     1.45%         146,961     1.175300          172,723
Huntington VA Rotating Markets
 Fund.........................     1.50%         746,711     1.174314          876,874
Huntington VA Rotating Markets
 Fund.........................     1.60%         860,299     1.169662        1,006,259
Huntington VA Rotating Markets
 Fund.........................     1.65%         388,152     1.390189          539,605
Huntington VA Rotating Markets
 Fund.........................     1.75%         283,518     1.165419          330,417
Huntington VA Rotating Markets
 Fund.........................     1.80%         382,745     1.164017          445,522
Huntington VA Rotating Markets
 Fund.........................     1.90%          10,058    13.822813          139,028
Huntington VA Rotating Markets
 Fund.........................     1.95%         226,274     1.159799          262,433
Huntington VA Rotating Markets
 Fund.........................     2.05%           3,596     1.377968            4,955
Huntington VA Rotating Markets
 Fund.........................     2.20%             269    13.728544            3,698
Huntington VA Macro 100
 Fund.........................     1.15%         110,296     1.053890          116,240
Huntington VA Macro 100
 Fund.........................     1.25%         162,749     1.053348          171,431
Huntington VA Macro 100
 Fund.........................     1.40%           5,270     1.052563            5,547
Huntington VA Macro 100
 Fund.........................     1.45%          24,036     1.052301           25,294
Huntington VA Macro 100
 Fund.........................     1.50%          33,281     1.052032           35,013
Huntington VA Macro 100
 Fund.........................     1.60%          31,809     1.051504           33,447
Huntington VA Macro 100
 Fund.........................     1.65%         296,925     1.051246          312,141
Huntington VA Macro 100
 Fund.........................     1.75%          54,396     1.050715           57,155
Huntington VA Macro 100
 Fund.........................     1.80%          17,646     1.050449           18,536
Huntington VA Macro 100
 Fund.........................     1.90%          38,416     1.049919           40,333
Huntington VA Macro 100
 Fund.........................     1.95%         155,815     1.049655          163,552
Huntington VA Situs Small Cap
 Fund.........................     1.15%          52,699     1.129135           59,505
Huntington VA Situs Small Cap
 Fund.........................     1.25%          94,828     1.128568          107,020
Huntington VA Situs Small Cap
 Fund.........................     1.40%          15,761     1.127712           17,774
Huntington VA Situs Small Cap
 Fund.........................     1.45%           4,307     1.127431            4,856
Huntington VA Situs Small Cap
 Fund.........................     1.50%           4,343     1.127150            4,896
Huntington VA Situs Small Cap
 Fund.........................     1.60%          21,656     1.126589           24,397
Huntington VA Situs Small Cap
 Fund.........................     1.65%         102,934     1.126299          115,934
Huntington VA Situs Small Cap
 Fund.........................     1.75%          48,038     1.125736           54,078
Huntington VA Situs Small Cap
 Fund.........................     1.80%             448     1.125453              504
Huntington VA Situs Small Cap
 Fund.........................     1.90%         149,555     1.124884          168,232
Huntington VA Situs Small Cap
 Fund.........................     1.95%         102,972     1.124604          115,803
Huntington VA Situs Small Cap
 Fund.........................     2.20%           1,732     1.123192            1,945
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.25%          66,601     0.853719           56,860
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.45%          22,034     0.847044           18,663
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.80%          22,397     1.071461           23,997
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.25%          83,186     0.875864           72,860
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.45%           9,050     0.868970            7,864
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.60%          25,088     0.862282           21,633
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.80%           6,312     1.054364            6,656
MTB Large Cap Growth
 Fund II......................     1.15%          21,215     1.006353           21,350
MTB Large Cap Growth
 Fund II......................     1.65%          82,826     1.002662           83,047
MTB Large Cap Growth
 Fund II......................     1.95%           4,107     1.000450            4,109
MTB Large Cap Value
 Fund II......................     1.15%             191     1.049337              199
MTB Large Cap Value
 Fund II......................     1.35%          43,319     1.048807           45,433
MTB Large Cap Value
 Fund II......................     1.65%         177,257     1.045490          185,320

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
MTB Managed Fund -- Moderate
 Growth II....................     1.15%       1,031,384   $ 1.023580  $     1,055,704
MTB Managed Fund -- Moderate
 Growth II....................     1.65%       1,656,032     1.019837        1,688,883
MTB Managed Fund -- Moderate
 Growth II....................     1.95%          39,504     1.017587           40,199
Nations Marsico International
 Opportunities Portfolio......     1.25%      10,461,289     1.536735       16,076,229
Nations Marsico International
 Opportunities Portfolio......     1.35%         767,005     1.525015        1,169,695
Nations Marsico International
 Opportunities Portfolio......     1.40%       1,550,973     1.523750        2,363,295
Nations Marsico International
 Opportunities Portfolio......     1.45%         287,979     1.524770          439,102
Nations Marsico International
 Opportunities Portfolio......     1.55%          48,023     1.517668           72,882
Nations Marsico International
 Opportunities Portfolio......     1.60%         370,144     1.511888          559,616
Nations Marsico International
 Opportunities Portfolio......     1.65%         127,894     1.510625          193,200
Nations Marsico International
 Opportunities Portfolio......     1.70%       1,950,853     1.507075        2,940,082
Nations Marsico International
 Opportunities Portfolio......     1.75%       2,844,569     1.505824        4,283,420
Nations Marsico International
 Opportunities Portfolio......     1.80%          49,946     1.504563           75,148
Nations Marsico International
 Opportunities Portfolio......     1.85%       1,508,156     1.255933        1,894,143
Nations Marsico International
 Opportunities Portfolio......     1.90%         132,245     1.500374          198,417
Nations Marsico International
 Opportunities Portfolio......     1.95%         319,365     1.499133          478,771
Nations Marsico International
 Opportunities Portfolio......     2.00%         281,506     1.497877          421,661
Nations Marsico International
 Opportunities Portfolio......     2.10%         107,778     1.493155          160,930
Nations Marsico International
 Opportunities Portfolio......     2.15%         154,060     1.492389          229,917
Nations High Yield Bond
 Portfolio....................     1.25%       7,714,113     1.447951       11,169,660
Nations High Yield Bond
 Portfolio....................     1.35%         389,823     1.439426          561,121
Nations High Yield Bond
 Portfolio....................     1.40%       1,772,450     1.438210        2,549,155
Nations High Yield Bond
 Portfolio....................     1.45%         584,895     1.436632          840,278
Nations High Yield Bond
 Portfolio....................     1.55%          72,147     1.432469          103,348
Nations High Yield Bond
 Portfolio....................     1.60%         522,218     1.426996          745,203
Nations High Yield Bond
 Portfolio....................     1.65%          70,120     1.425809           99,978
Nations High Yield Bond
 Portfolio....................     1.70%       2,459,854     1.422498        3,499,137
Nations High Yield Bond
 Portfolio....................     1.75%       3,470,739     1.421299        4,932,959
Nations High Yield Bond
 Portfolio....................     1.85%         900,797     1.424349        1,283,050
Nations High Yield Bond
 Portfolio....................     1.90%         177,577     1.416153          251,476
Nations High Yield Bond
 Portfolio....................     1.95%         231,569     1.414987          327,667
Nations High Yield Bond
 Portfolio....................     2.00%         242,420     1.413788          342,730
Nations High Yield Bond
 Portfolio....................     2.10%         345,180     1.409316          486,467
Nations High Yield Bond
 Portfolio....................     2.15%         109,351     1.408612          154,033
Nations International Value...     1.25%       6,446,924     1.253266        8,079,710
Nations International Value...     1.40%         547,701     1.244830          681,794
Nations International Value...     1.45%         690,150     1.243453          858,169
Nations International Value...     1.55%           6,044     1.239866            7,494
Nations International Value...     1.60%         534,290     1.235107          659,905
Nations International Value...     1.75%         139,954     1.230177          172,168
Nations International Value...     1.80%         155,711     1.229166          191,394
Nations International Value...     1.95%          11,298     1.224732           13,837
Nations International Value...     2.10%          16,979     1.219836           20,712
Nations Marsico Focused
 Equities Portfolio...........     1.25%      50,572,571     1.572431       79,521,877
Nations Marsico Focused
 Equities Portfolio...........     1.35%         927,961     1.560408        1,447,998
Nations Marsico Focused
 Equities Portfolio...........     1.40%       6,034,938     1.559095        9,409,041
Nations Marsico Focused
 Equities Portfolio...........     1.45%         796,382     1.560156        1,242,481
Nations Marsico Focused
 Equities Portfolio...........     1.55%          95,529     1.552865          148,344
Nations Marsico Focused
 Equities Portfolio...........     1.60%         509,869     1.546922          788,728

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Nations Marsico Focused
 Equities Portfolio...........     1.65%         127,683   $ 1.545635  $       197,351
Nations Marsico Focused
 Equities Portfolio...........     1.70%       1,843,920     1.542054        2,843,425
Nations Marsico Focused
 Equities Portfolio...........     1.75%       4,448,895     1.540768        6,854,716
Nations Marsico Focused
 Equities Portfolio...........     1.80%          82,532     1.539479          127,057
Nations Marsico Focused
 Equities Portfolio...........     1.85%       1,160,921     1.080284        1,254,124
Nations Marsico Focused
 Equities Portfolio...........     1.90%         142,955     1.535159          219,459
Nations Marsico Focused
 Equities Portfolio...........     1.95%         146,132     1.533900          224,151
Nations Marsico Focused
 Equities Portfolio...........     2.00%         164,440     1.532613          252,024
Nations Marsico Focused
 Equities Portfolio...........     2.10%         139,368     1.527769          212,922
Nations Marsico Focused
 Equities Portfolio...........     2.15%          58,155     1.526997           88,802
Nations Asset Allocation
 Portfolio....................     1.25%       6,388,558     1.047513        6,692,098
Nations Asset Allocation
 Portfolio....................     1.35%          64,460     1.039491           67,005
Nations Asset Allocation
 Portfolio....................     1.40%       1,073,488     1.038632        1,114,959
Nations Asset Allocation
 Portfolio....................     1.45%         389,494     1.039315          404,807
Nations Asset Allocation
 Portfolio....................     1.55%          10,421     1.034478           10,780
Nations Asset Allocation
 Portfolio....................     1.60%         125,480     1.030531          129,311
Nations Asset Allocation
 Portfolio....................     1.70%         188,480     1.027267          193,620
Nations Asset Allocation
 Portfolio....................     1.75%         781,259     1.026418          801,899
Nations Asset Allocation
 Portfolio....................     1.85%          66,709     0.990954           66,105
Nations Asset Allocation
 Portfolio....................     1.90%           8,274     1.022700            8,462
Nations Asset Allocation
 Portfolio....................     1.95%          29,595     1.021862           30,242
Nations Asset Allocation
 Portfolio....................     2.00%           5,698     1.020995            5,817
Nations Asset Allocation
 Portfolio....................     2.10%          77,658     1.017761           79,037
Nations Asset Allocation
 Portfolio....................     2.15%          31,721     1.017258           32,268
Nations Marsico Growth
 Portfolio....................     1.25%      32,141,741     1.533440       49,287,434
Nations Marsico Growth
 Portfolio....................     1.35%         326,277     1.521751          496,512
Nations Marsico Growth
 Portfolio....................     1.40%             217     0.915323              198
Nations Marsico Growth
 Portfolio....................     1.40%       4,456,637     1.520480        6,776,227
Nations Marsico Growth
 Portfolio....................     1.45%         661,499     1.521467        1,006,449
Nations Marsico Growth
 Portfolio....................     1.55%          32,338     1.514390           48,973
Nations Marsico Growth
 Portfolio....................     1.60%         733,860     1.508570        1,107,078
Nations Marsico Growth
 Portfolio....................     1.65%          87,079     1.507325          131,256
Nations Marsico Growth
 Portfolio....................     1.70%       1,738,711     1.503816        2,614,705
Nations Marsico Growth
 Portfolio....................     1.75%       2,676,728     1.502564        4,021,973
Nations Marsico Growth
 Portfolio....................     1.80%          16,196     1.501301           24,315
Nations Marsico Growth
 Portfolio....................     1.85%       1,238,915     1.044819        1,294,442
Nations Marsico Growth
 Portfolio....................     1.90%         114,959     1.497113          172,107
Nations Marsico Growth
 Portfolio....................     1.95%         269,679     1.495870          403,405
Nations Marsico Growth
 Portfolio....................     2.00%         211,133     1.494606          315,560
Nations Marsico Growth
 Portfolio....................     2.10%         612,555     1.489897          912,644
Nations Marsico Growth
 Portfolio....................     2.15%         163,863     1.489163          244,018
Nations Marsico 21st Century
 Portfolio....................     1.25%       5,872,012     0.964932        5,666,092
Nations Marsico 21st Century
 Portfolio....................     1.35%         273,806     0.957593          262,195
Nations Marsico 21st Century
 Portfolio....................     1.40%         537,793     0.956792          514,556
Nations Marsico 21st Century
 Portfolio....................     1.45%         333,690     0.957390          319,471
Nations Marsico 21st Century
 Portfolio....................     1.60%         264,588     0.949306          251,175
Nations Marsico 21st Century
 Portfolio....................     1.65%          25,810     0.948516           24,482
Nations Marsico 21st Century
 Portfolio....................     1.70%         956,857     0.946301          905,474
Nations Marsico 21st Century
 Portfolio....................     1.75%         743,702     0.945531          703,193

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Nations Marsico 21st Century
 Portfolio....................     1.85%         136,873   $ 1.380358  $       188,933
Nations Marsico 21st Century
 Portfolio....................     1.95%         324,248     0.941312          305,218
Nations Marsico 21st Century
 Portfolio....................     2.00%          23,645     0.940532           22,239
Nations Marsico 21st Century
 Portfolio....................     2.10%          57,397     0.937554           53,813
Nations Marsico 21st Century
 Portfolio....................     2.15%          39,307     0.937074           36,833
Nations Midcap Growth
 Portfolio....................     1.25%       6,676,009     0.773671        5,165,034
Nations Midcap Growth
 Portfolio....................     1.35%       1,104,073     0.770075          850,219
Nations Midcap Growth
 Portfolio....................     1.40%       1,716,304     0.769423        1,320,564
Nations Midcap Growth
 Portfolio....................     1.45%         535,193     0.768018          411,038
Nations Midcap Growth
 Portfolio....................     1.55%          77,306     0.766354           59,244
Nations Midcap Growth
 Portfolio....................     1.60%         562,004     0.763819          429,269
Nations Midcap Growth
 Portfolio....................     1.65%         184,720     0.763173          140,974
Nations Midcap Growth
 Portfolio....................     1.70%       4,848,837     0.761389        3,691,851
Nations Midcap Growth
 Portfolio....................     1.75%       6,061,808     0.760747        4,611,502
Nations Midcap Growth
 Portfolio....................     1.85%       2,589,342     0.756836        1,959,708
Nations Midcap Growth
 Portfolio....................     1.90%         333,878     0.757997          253,078
Nations Midcap Growth
 Portfolio....................     1.95%         584,846     0.757384          442,953
Nations Midcap Growth
 Portfolio....................     2.00%         594,155     0.756747          449,625
Nations Midcap Growth
 Portfolio....................     2.10%         257,019     0.754327          193,877
Nations Midcap Growth
 Portfolio....................     2.15%         482,386     0.753950          363,695
Nations Small Company
 Portfolio....................     1.25%       5,195,573     1.097579        5,702,551
Nations Small Company
 Portfolio....................     1.35%         572,293     1.089198          623,341
Nations Small Company
 Portfolio....................     1.40%       1,298,198     1.088279        1,412,802
Nations Small Company
 Portfolio....................     1.45%         335,726     1.088972          365,596
Nations Small Company
 Portfolio....................     1.55%          36,521     1.083916           39,586
Nations Small Company
 Portfolio....................     1.60%         274,762     1.079782          296,683
Nations Small Company
 Portfolio....................     1.65%         105,069     1.078875          113,356
Nations Small Company
 Portfolio....................     1.70%       1,761,156     1.076362        1,895,642
Nations Small Company
 Portfolio....................     1.75%       3,073,020     1.075454        3,304,892
Nations Small Company
 Portfolio....................     1.85%       1,021,882     1.048573        1,071,518
Nations Small Company
 Portfolio....................     1.90%          84,392     1.071560           90,432
Nations Small Company
 Portfolio....................     1.95%         252,894     1.070661          270,764
Nations Small Company
 Portfolio....................     2.00%         206,895     1.069765          221,329
Nations Small Company
 Portfolio....................     2.10%         135,705     1.066385          144,714
Nations Small Company
 Portfolio....................     2.15%         189,774     1.065842          202,269
Nations Value Portfolio.......     1.25%      11,122,609     1.144176       12,726,222
Nations Value Portfolio.......     1.35%       1,163,913     1.135457        1,321,573
Nations Value Portfolio.......     1.40%       2,429,224     1.134498        2,755,950
Nations Value Portfolio.......     1.45%         572,385     1.135220          649,783
Nations Value Portfolio.......     1.55%         152,869     1.129965          172,736
Nations Value Portfolio.......     1.60%         245,935     1.125624          276,831
Nations Value Portfolio.......     1.65%         239,083     1.124696          268,896
Nations Value Portfolio.......     1.70%       3,479,848     1.122050        3,904,564
Nations Value Portfolio.......     1.75%       4,740,564     1.121123        5,314,755
Nations Value Portfolio.......     1.85%       1,342,297     1.036478        1,391,262
Nations Value Portfolio.......     1.90%         199,293     1.117065          222,623
Nations Value Portfolio.......     1.95%         369,517     1.116125          412,427
Nations Value Portfolio.......     2.00%         457,509     1.115203          510,216
Nations Value Portfolio.......     2.10%         126,687     1.111697          140,838

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Nations Value Portfolio.......     2.15%         347,760   $ 1.111137  $       386,409
Jennison 20/20 Focus
 Portfolio -- Class II........     1.25%         231,891     1.060721          245,970
Jennison 20/20 Focus
 Portfolio -- Class II........     1.40%          29,842     1.053552           31,440
Jennison 20/20 Focus
 Portfolio -- Class II........     1.45%          45,961     1.052438           48,371
Jennison 20/20 Focus
 Portfolio -- Class II........     1.60%          83,552     1.045317           87,338
Jennison 20/20 Focus
 Portfolio -- Class II........     1.80%          32,927     1.059730           34,894
Jennison 20/20 Focus
 Portfolio -- Class II........     2.00%          20,395     1.054617           21,509
Jennison Portfolio --
 Class II.....................     1.25%         738,492     0.590932          436,398
Jennison Portfolio --
 Class II.....................     1.40%         112,421     0.586917           65,982
Jennison Portfolio --
 Class II.....................     1.45%         530,466     0.586296          311,010
Jennison Portfolio --
 Class II.....................     1.60%         354,037     0.582330          206,166
Jennison Portfolio --
 Class II.....................     1.65%         309,716     0.830074          257,087
Jennison Portfolio --
 Class II.....................     1.80%          87,232     0.825314           71,994
Prudential Value Portfolio --
 Class II.....................     1.25%         158,426     1.042586          165,174
Prudential Value Portfolio --
 Class II.....................     1.40%          50,637     1.036859           52,504
Prudential Value Portfolio --
 Class II.....................     1.45%         120,262     1.034969          124,467
Prudential Value Portfolio --
 Class II.....................     1.60%          80,705     1.029270           83,067
Prudential Value Portfolio --
 Class II.....................     1.75%          63,419     1.025541           65,038
Prudential Value Portfolio --
 Class II.....................     1.80%         125,888     1.021765          128,628
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.25%          49,538     0.888489           44,014
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.45%          29,304     0.881989           25,846
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.60%           9,905     0.877159            8,688
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.80%          81,820     0.870740           71,244
Smith Barney Government
 Fund -- Class A..............     1.00%           7,479     2.890415           21,615
Smith Barney Appreciation
 Fund -- Class A..............     1.00%          11,471    13.199325          151,403
Smith Barney Cash
 Portfolio -- Class A.........     1.00%           3,850     3.225372           12,418
Smith Barney Cash
 Portfolio -- Class A.........     1.00%          71,058     3.337540          237,160
UBS Series Trust -- U.S.
 Allocation Portfolio --
 Class I......................     1.15%         598,099     1.078686          645,162
UBS Series Trust -- U.S.
 Allocation Portfolio --
 Class I......................     1.25%      15,177,033     1.076894       16,344,056
UBS Series Trust -- U.S.
 Allocation Portfolio --
 Class I......................     1.40%         687,969     1.067774          734,595
UBS Series Trust -- U.S.
 Allocation Portfolio --
 Class I......................     1.45%         231,712     0.931916          215,936
UBS Series Trust -- U.S.
 Allocation Portfolio --
 Class I......................     1.50%       2,732,314     0.916371        2,503,813
UBS Series Trust -- U.S.
 Allocation Portfolio --
 Class I......................     1.60%         278,961     0.926572          258,478
UBS Series Trust -- U.S.
 Allocation Portfolio --
 Class I......................     1.65%         136,715     1.054522          144,169
UBS Series Trust -- U.S.
 Allocation Portfolio --
 Class I......................     1.70%          19,499     0.909224           17,729
UBS Series Trust -- U.S.
 Allocation Portfolio --
 Class I......................     1.75%          79,663     0.923202           73,545
UBS Series Trust -- U.S.
 Allocation Portfolio --
 Class I......................     1.85%          59,675     1.046287           62,438
UBS Series Trust -- U.S.
 Allocation Portfolio --
 Class I......................     2.00%          20,741     1.042518           21,623
Victory Diversified Stock
 Fund -- Class A..............     1.25%         131,493    10.088676        1,326,587
Victory Diversified Stock
 Fund -- Class A..............     1.40%          11,579    10.029606          116,133
Victory Diversified Stock
 Fund -- Class A..............     1.45%          32,233    10.010000          322,657
Victory Diversified Stock
 Fund -- Class A..............     1.60%          38,216     9.951396          380,301
Victory Diversified Stock
 Fund -- Class A..............     1.75%           5,975     9.915361           59,242
Wells Fargo Asset Allocation
 Fund.........................     1.65%         197,783     1.141943          225,858
Wells Fargo Asset Allocation
 Fund.........................     1.90%          25,903     1.135372           29,410
Wells Fargo Total Return Bond
 Fund.........................     1.15%          21,685     1.158038           25,112
Wells Fargo Total Return Bond
 Fund.........................     1.65%          58,253     1.141532           66,497
Wells Fargo Total Return Bond
 Fund.........................     1.90%          28,282     1.135004           32,100
Wells Fargo Equity Income
 Fund.........................     1.15%          47,184     1.161788           54,817

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Wells Fargo Equity Income
 Fund.........................     1.65%          66,310   $ 1.145272  $        75,943
Wells Fargo Equity Income
 Fund.........................     1.90%           9,813     1.138683           11,174
Wells Fargo International
 Equity Fund..................     1.15%           5,202     1.131448            5,885
Wells Fargo International
 Equity Fund..................     1.65%          62,302     1.115354           69,489
Wells Fargo Large Company
 Growth Fund..................     1.15%          54,980     1.021457           56,160
Wells Fargo Large Company
 Growth Fund..................     1.65%          99,571     1.006898          100,258
Wells Fargo Large Company
 Growth Fund..................     1.90%          12,106     1.001129           12,119
Wells Fargo Small Cap Growth
 Fund.........................     1.15%           1,340     1.114753            1,493
Wells Fargo Small Cap Growth
 Fund.........................     1.65%          17,054     1.098874           18,740
STI Classic VT Capital
 Appreciation Fund............     1.40%         116,860     1.241531          145,085
STI Classic VT Capital
 Appreciation Fund............     1.45%           4,301     1.240480            5,336
STI Classic VT Capital
 Appreciation Fund............     1.60%           4,162     1.236245            5,146
STI Classic VT Capital
 Appreciation Fund............     1.70%          18,266     1.233804           22,537
STI Classic VT Capital
 Appreciation Fund............     1.75%         508,172     1.231640          625,885
STI Classic VT Capital
 Appreciation Fund............     1.80%         850,030     1.230610        1,046,055
STI Classic VT Capital
 Appreciation Fund............     1.90%          67,613    12.278072          830,153
STI Classic VT Capital
 Appreciation Fund............     1.95%          76,570     1.226407           93,906
STI Classic VT Capital
 Appreciation Fund............     2.05%          38,945     1.223980           47,667
STI Classic VT Capital
 Appreciation Fund............     2.15%          23,987     1.220825           29,284
STI Classic VT Capital
 Appreciation Fund............     2.20%           7,075    12.194318           86,273
STI Classic VT Growth and
 Income Fund..................     1.40%          62,339     1.469399           91,603
STI Classic VT Growth and
 Income Fund..................     1.70%           8,418     1.460272           12,292
STI Classic VT Growth and
 Income Fund..................     1.75%         494,444     1.457725          720,763
STI Classic VT Growth and
 Income Fund..................     1.80%         491,628     1.456501          716,057
STI Classic VT Growth and
 Income Fund..................     1.90%          13,090    14.531913          190,225
STI Classic VT Growth and
 Income Fund..................     1.95%         137,844     1.451511          200,082
STI Classic VT Growth and
 Income Fund..................     2.05%          12,509     1.448677           18,122
STI Classic VT Growth and
 Income Fund..................     2.15%          11,249     1.444928           16,254
STI Classic VT Growth and
 Income Fund..................     2.20%           3,229    14.432809           46,602
STI Classic VT Mid-Cap Equity
 Fund.........................     1.40%          40,867     1.484186           60,654
STI Classic VT Mid-Cap Equity
 Fund.........................     1.60%             934     1.477878            1,380
STI Classic VT Mid-Cap Equity
 Fund.........................     1.70%          14,727     1.474965           21,721
STI Classic VT Mid-Cap Equity
 Fund.........................     1.75%         192,017     1.472389          282,724
STI Classic VT Mid-Cap Equity
 Fund.........................     1.80%         249,416     1.471151          366,929
STI Classic VT Mid-Cap Equity
 Fund.........................     1.90%          20,227    14.678043          296,891
STI Classic VT Mid-Cap Equity
 Fund.........................     2.05%          15,322     1.463224           22,419
STI Classic VT Mid-Cap Equity
 Fund.........................     2.15%          14,508     1.459467           21,173
STI Classic VT Mid-Cap Equity
 Fund.........................     2.20%           2,155    14.577977           31,418
STI Classic VT Value Income
 Stock Fund...................     1.40%          58,752     1.482228           87,086
STI Classic VT Value Income
 Stock Fund...................     1.45%           2,213     1.480966            3,277
STI Classic VT Value Income
 Stock Fund...................     1.60%           1,275     1.475928            1,882
STI Classic VT Value Income
 Stock Fund...................     1.70%           7,248     1.473024           10,676
STI Classic VT Value Income
 Stock Fund...................     1.75%         402,855     1.470439          592,373
STI Classic VT Value Income
 Stock Fund...................     1.80%         594,553     1.469209          873,523
STI Classic VT Value Income
 Stock Fund...................     1.90%          12,710    14.658670          186,307
STI Classic VT Value Income
 Stock Fund...................     1.95%         202,158     1.464200          296,000
STI Classic VT Value Income
 Stock Fund...................     2.00%          11,418     1.462522           16,699
STI Classic VT Value Income
 Stock Fund...................     2.05%          13,621     1.461302           19,905
STI Classic VT Value Income
 Stock Fund...................     2.15%          14,580     1.457531           21,251

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
STI Classic VT Value Income
 Stock Fund...................     2.20%           2,922   $14.558728  $        42,544
                                                                       ---------------
    SUB-TOTAL.................                                         $18,029,536,161
                                                                       ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
American Century-Registered
 Trademark- VP Capital
 Appreciation Fund............     1.25%           3,964     1.152691            4,569
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.25%           9,283     0.969208            8,997
AllianceBernstein VP Growth
 and Income Portfolio --
 Class B......................     1.25%           5,857     1.195134            7,000
BB&T Large Cap Value Fund.....     1.25%             914     1.451199            1,327
Calvert Social Balanced
 Portfolio -- Class A.........     1.25%          67,319     2.930509          197,279
Evergreen VA Growth Fund --
 Class I......................     1.25%          20,573     1.247480           25,664
Evergreen VA International
 Equity Fund -- Class I.......     1.25%          27,094     1.441267           39,050
Evergreen VA Omega Fund --
 Class I......................     1.25%          10,368     0.794008            8,232
Evergreen VA Special Equity
 Fund -- Class I..............     1.25%          17,285     0.910862           15,745
Evergreen VA Growth and Income
 Fund -- Class I..............     1.25%          28,917     1.141248           33,002
Fidelity-Registered Trademark-
 VIP Growth...................     1.25%           3,537     1.831787            6,478
Fidelity-Registered Trademark-
 VIP Contrafund-Registered
 Trademark- -- Class INIT.....     1.25%             215     2.630955              566
Hartford Advisers HLS Fund --
 Class IA.....................     0.15%          15,819     8.293057          131,187
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%          43,533     6.898793          300,323
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%         118,560     1.028303          121,916
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%       2,206,254     4.525624        9,984,677
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%       1,572,028     6.565765       10,321,564
Hartford Advisers HLS Fund --
 Class IA.....................     1.50%          13,544     1.049524           14,215
Hartford Advisers HLS Fund --
 Class IB.....................     1.25%          31,461     1.127031           35,457
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%          42,553     0.951954           40,508
Hartford Bond HLS Fund --
 Class IA.....................     0.15%           1,704     7.029369           11,976
Hartford Bond HLS Fund --
 Class IA.....................     1.00%          26,491     7.145987          189,303
Hartford Bond HLS Fund --
 Class IA.....................     1.00%           5,536     7.117764           39,406
Hartford Bond HLS Fund --
 Class IA.....................     1.00%           5,282     6.008432           31,735
Hartford Bond HLS Fund --
 Class IA.....................     1.15%          10,361     1.440507           14,925
Hartford Bond HLS Fund --
 Class IA.....................     1.25%         192,114     6.757818        1,298,270
Hartford Bond HLS Fund --
 Class IA.....................     1.25%         625,000     3.102503        1,939,064
Hartford Bond HLS Fund --
 Class IA.....................     1.50%          31,876     1.395449           44,482
Hartford Bond HLS Fund --
 Class IB.....................     1.25%          36,750     1.423460           52,312
Hartford Bond HLS Fund --
 Class IB.....................     1.45%          39,383     1.376840           54,224
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.15%           4,600    20.696708           95,207
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%           6,378    17.347764          110,639
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%         113,176     1.681542          190,310
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%         372,597    16.550040        6,166,500
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%         510,452    10.133335        5,172,585
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.50%          10,410     1.780299           18,533
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.25%           1,292     1.823402            2,357
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%          17,489     1.131020           19,781
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%         771,198     3.142885        2,423,787
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%         363,851     2.826757        1,028,517
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.50%          12,258     1.263349           15,486
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.25%           1,757     1.289897            2,266
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%          12,676     1.309030           16,593
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%         200,790     1.853289          372,123

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Global Communications
 HLS Fund -- Class IA.........     1.15%           2,995   $ 0.958842  $         2,871
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%          22,806     1.767492           40,309
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%         141,571     1.849480          261,833
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%          19,720     0.458378            9,039
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%           3,787     1.000853            3,791
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%          77,077     1.219829           94,021
Hartford Growth HLS Fund --
 Class IA.....................     1.15%          19,041     1.254252           23,882
Hartford Growth HLS Fund --
 Class IA.....................     1.25%         104,143     1.250934          130,276
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.15%          20,059     1.265950           25,393
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%          27,967     1.262594           35,310
Hartford High Yield HLS
 Fund -- Class IA.............     1.15%          22,022     1.233121           27,156
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%         266,245     1.284843          342,084
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%          38,808     1.192022           46,260
Hartford Index HLS Fund --
 Class IA.....................     0.15%           7,028     5.487551           38,564
Hartford Index HLS Fund --
 Class IA.....................     1.00%           6,338     1.843782           11,687
Hartford Index HLS Fund --
 Class IA.....................     1.25%         652,195     4.749212        3,097,412
Hartford Index HLS Fund --
 Class IA.....................     1.25%         401,744     4.585551        1,842,218
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%          37,541     1.283277           48,175
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%          58,717     1.532177           89,965
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.15%           7,983     2.170771           17,329
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%         474,566     1.850399          878,137
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%         167,354     1.851124          309,794
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%         210,624     3.209688          676,038
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.15%           1,951     1.389389            2,711
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%         136,613     1.384316          189,115
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.45%          21,423     1.362751           29,194
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%          56,277     3.011744          169,491
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%         179,272     3.261587          584,710
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%         401,047     1.899008          761,591
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%          25,672     3.714097           95,349
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%         155,236     3.533115          548,467
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%         251,295     2.843601          714,584
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.50%          34,146     1.295334           44,231
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%          23,848     1.252884           29,879
Hartford Small Company HLS
 Fund -- Class IA.............     1.15%          23,341     1.164164           27,173
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%         175,515     1.906592          334,636
Hartford Small Company HLS
 Fund -- Class IB.............     1.25%           8,239     1.339422           11,036
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%          45,148     1.232886           55,662
Hartford Stock HLS Fund --
 Class IA.....................     0.15%           8,254    14.613751          120,615
Hartford Stock HLS Fund --
 Class IA.....................     0.83%          44,938    14.709468          661,018
Hartford Stock HLS Fund --
 Class IA.....................     0.83%           6,208    14.735270           91,471
Hartford Stock HLS Fund --
 Class IA.....................     1.00%         112,340    18.028655        2,025,340
Hartford Stock HLS Fund --
 Class IA.....................     1.00%             964    17.972765           17,320
Hartford Stock HLS Fund --
 Class IA.....................     1.00%          10,024    14.145249          141,796
Hartford Stock HLS Fund --
 Class IA.....................     1.00%          11,941    10.309099          123,097
Hartford Stock HLS Fund --
 Class IA.....................     1.15%           2,774     0.875508            2,428
Hartford Stock HLS Fund --
 Class IA.....................     1.25%         555,714    17.062266        9,481,736

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                                               UNITS
                                  FEES       OWNED BY         UNIT        CONTRACT
                                (NOTE 3)    PARTICPANTS     PRICE #       LIABILITY
                                --------  ---------------  ----------  ---------------
Hartford Stock HLS Fund --
 Class IA.....................     1.25%         975,803   $ 5.488472  $     5,355,668
Hartford Stock HLS Fund --
 Class IB.....................     1.25%          14,752     1.017062           15,003
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%         172,611     1.090311          188,199
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.50%          40,068     1.083067           43,396
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.45%          27,080     1.077710           29,184
Hartford Value HLS Fund --
 Class IA.....................     1.15%          22,312     1.065003           23,762
Hartford Value HLS Fund --
 Class IA.....................     1.25%         145,775     1.061091          154,681
Hartford Value HLS Fund --
 Class IB.....................     1.45%           7,794     1.044515            8,141
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%          26,555     1.311338           34,823
Nations Marsico Focused
 Equities Portfolio...........     1.25%          22,867     1.572431           35,957
Nations Marsico Growth
 Portfolio....................     1.25%          22,490     1.533440           34,487
Jennison Portfolio --
 Class II.....................     1.25%          10,694     0.590932            6,320
UBS Series Trust -- U.S.
 Allocation Portfolio --
 Class I......................     1.25%           2,996     1.076894            3,226
                                                                       ---------------
    SUB-TOTAL.................                                         $    70,855,178
                                                                       ---------------
GRAND TOTAL...................                                         $18,100,391,339
                                                                       ===============

  #  Rounded unit prices.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                           AMERICAN CENTURY-REGISTERED TRADEMARK-
                                         VP CAPITAL                AIM V.I. CAPITAL
                                        APPRECIATION                 APPRECIATION    AIM V.I. HIGH YIELD
                                            FUND                         FUND               FUND
                                        SUB-ACCOUNT                  SUB-ACCOUNT         SUB-ACCOUNT
                           --------------------------------------  ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............            $  --                            $ --                $ 185,788
                                     ------------------               ----------          ---------
EXPENSE:
  Mortality and expense
   undertakings..........                       (35,730)                (104,973)           (80,780)
                                     ------------------               ----------          ---------
    Net investment income
     (loss)..............                       (35,730)                (104,973)           105,008
                                     ------------------               ----------          ---------
CAPITAL GAINS INCOME
 (LOSS)..................               --                              --                 --
                                     ------------------               ----------          ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                    (1,770,707)                (762,657)          (256,793)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                     2,026,842                1,271,121            726,022
                                     ------------------               ----------          ---------
    Net gain (loss) on
     investments.........                       256,135                  508,464            469,229
                                     ------------------               ----------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....            $          220,405               $  403,491          $ 574,237
                                     ==================               ==========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                                             ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                           AIM V.I. PREMIER   VP GLOBAL BOND      VP GROWTH AND INCOME      AMSOUTH CAPITAL    AMSOUTH VALUE
                             EQUITY FUND         PORTFOLIO             PORTFOLIO              GROWTH FUND          FUND
                             SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -----------------  ------------------------  -------------------  -------------
INVESTMENT INCOME:
  Dividends..............    $    88,802         $ 79,733               $ 26,195               $  70,249        $   428,236
                             -----------         --------               --------               ---------        -----------
EXPENSE:
  Mortality and expense
   undertakings..........       (265,049)         (20,123)               (48,454)               (201,282)          (801,507)
                             -----------         --------               --------               ---------        -----------
    Net investment income
     (loss)..............       (176,247)          59,610                (22,259)               (131,033)          (373,271)
                             -----------         --------               --------               ---------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 28,849              --                       --                  --
                             -----------         --------               --------               ---------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (2,918,647)           4,564                (37,875)                 43,912         (1,026,304)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      3,886,497           39,824                449,652                 474,851          8,791,237
                             -----------         --------               --------               ---------        -----------
    Net gain (loss) on
     investments.........        967,850           44,388                411,777                 518,763          7,764,933
                             -----------         --------               --------               ---------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $   791,603         $132,847               $389,518               $ 387,730        $ 7,391,662
                             ===========         ========               ========               =========        ===========


                           AMSOUTH SELECT
                            EQUITY FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............    $  256,786
                             ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (913,787)
                             ----------
    Net investment income
     (loss)..............      (657,001)
                             ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                             ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       326,079
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     5,130,488
                             ----------
    Net gain (loss) on
     investments.........     5,456,567
                             ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $4,799,566
                             ==========

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                             BB&T CAPITAL
                            BB&T MID CAP        MANAGER      BB&T LARGE CAP
                             GROWTH FUND      EQUITY FUND      VALUE FUND
                           SUB-ACCOUNT (A)  SUB-ACCOUNT (B)  SUB-ACCOUNT (C)
                           ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $  --             $ 53,229        $1,287,654
                             ----------        --------        ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (175,045)        (93,834)         (978,664)
                             ----------        --------        ----------
    Net investment income
     (loss)..............      (175,045)        (40,605)          308,990
                             ----------        --------        ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --                --
                             ----------        --------        ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        11,048           5,477           274,891
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,119,325         774,014         7,723,172
                             ----------        --------        ----------
    Net gain (loss) on
     investments.........     2,130,373         779,491         7,998,063
                             ----------        --------        ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,955,328        $738,886        $8,307,053
                             ==========        ========        ==========

(a)  Formerly BB&T Capital Appreciation Fund Sub-Account. Change effective
     May 3, 2004.
(b) Formerly BB&T Capital Manager Aggressive Growth Fund Sub-Account. Change effective May 3, 2004.
(c) Formerly BB&T Growth and Income Fund Sub-Account. Change effective May 3, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________


                                                BB&T SPECIAL      BB&T TOTAL         CALVERT
                           BB&T LARGE COMPANY   OPPORTUNITIES     RETURN BOND    SOCIAL BALANCED   EVERGREEN VA    EVERGREEN VA
                              GROWTH FUND        EQUITY FUND         FUND           PORTFOLIO     FOUNDATION FUND      FUND
                              SUB-ACCOUNT      SUB-ACCOUNT (D)  SUB-ACCOUNT (D)    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  ---------------  ---------------  ---------------  ---------------  ------------
INVESTMENT INCOME:
  Dividends..............      $  42,919          $--               $1,400          $  57,756        $  70,980       $  3,793
                               ---------          --------          ------          ---------        ---------       --------
EXPENSE:
  Mortality and expense
   undertakings..........       (124,794)           (7,012)           (801)           (42,655)        (107,097)       (25,216)
                               ---------          --------          ------          ---------        ---------       --------
    Net investment income
     (loss)..............        (81,875)           (7,012)            599             15,101          (36,117)       (21,423)
                               ---------          --------          ------          ---------        ---------       --------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --               --                --               --              --
                               ---------          --------          ------          ---------        ---------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          2,843             1,016             (30)          (120,152)            (397)         6,691
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        501,219           285,769             219            338,527          400,448        174,691
                               ---------          --------          ------          ---------        ---------       --------
    Net gain (loss) on
     investments.........        504,062           286,785             189            218,375          400,051        181,382
                               ---------          --------          ------          ---------        ---------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 422,187          $279,773          $  788          $ 233,476        $ 363,934       $159,959
                               =========          ========          ======          =========        =========       ========

(d)  From inception, August 9, 2004 to December 31, 2004.

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                         EVERGREEN VA
                           EVERGREEN VA  INTERNATIONAL  EVERGREEN VA
                           GROWTH FUND    EQUITY FUND    OMEGA FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............   $  --         $  248,924     $  --
                            ----------    ----------     ---------
EXPENSE:
  Mortality and expense
   undertakings..........     (138,573)     (236,203)     (145,083)
                            ----------    ----------     ---------
    Net investment income
     (loss)..............     (138,573)       12,721      (145,083)
                            ----------    ----------     ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --             --
                            ----------    ----------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      284,223       (93,004)     (147,701)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,115,761     3,297,146       841,271
                            ----------    ----------     ---------
    Net gain (loss) on
     investments.........    1,399,984     3,204,142       693,570
                            ----------    ----------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,261,411    $3,216,863     $ 548,487
                            ==========    ==========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                            EVERGREEN VA    EVERGREEN VA   EVERGREEN VA  EVERGREEN VA  FIDELITY-REGISTERED TRADEMARK- VIP
                           SPECIAL VALUES  SPECIAL EQUITY  HIGH INCOME    GROWTH AND                 ASSET
                                FUND            FUND           FUND      INCOME FUND              MANAGER-SM-
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT              SUB-ACCOUNT
                           --------------  --------------  ------------  ------------  ----------------------------------
INVESTMENT INCOME:
  Dividends..............    $  110,640       $--            $13,556      $  204,315                $137,246
                             ----------       --------       -------      ----------                --------
EXPENSE:
  Mortality and expense
   undertakings..........      (119,378)       (36,577)       (3,055)       (225,021)                (62,775)
                             ----------       --------       -------      ----------                --------
    Net investment income
     (loss)..............        (8,738)       (36,577)       10,501         (20,706)                 74,471
                             ----------       --------       -------      ----------                --------
CAPITAL GAINS INCOME
 (LOSS)..................        88,570        --             --             --                 --
                             ----------       --------       -------      ----------                --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        18,625         46,902           707         117,609                   5,361
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,519,109        109,321         5,885       1,201,437                 123,562
                             ----------       --------       -------      ----------                --------
    Net gain (loss) on
     investments.........     1,537,734        156,223         6,592       1,319,046                 128,923
                             ----------       --------       -------      ----------                --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,617,566       $119,646       $17,093      $1,298,340                $203,394
                             ==========       ========       =======      ==========                ========


                           FIDELITY-REGISTERED TRADEMARK- VIP
                                         GROWTH
                                      SUB-ACCOUNT
                           ----------------------------------
INVESTMENT INCOME:
  Dividends..............             $    50,543
                                      -----------
EXPENSE:
  Mortality and expense
   undertakings..........                (231,198)
                                      -----------
    Net investment income
     (loss)..............                (180,655)
                                      -----------
CAPITAL GAINS INCOME
 (LOSS)..................            --
                                      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              (2,402,664)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               2,923,419
                                      -----------
    Net gain (loss) on
     investments.........                 520,755
                                      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....             $   340,100
                                      ===========

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                                   FIFTH THIRD
                           FIDELITY-REGISTERED TRADEMARK- VIP  FIDELITY-REGISTERED TRADEMARK- VIP  BALANCED VIP
                            CONTRAFUND-REGISTERED TRADEMARK-                OVERSEAS                   FUND
                                      SUB-ACCOUNT                         SUB-ACCOUNT              SUB-ACCOUNT
                           ----------------------------------  ----------------------------------  ------------
INVESTMENT INCOME:
  Dividends..............              $   68,846                           $ 51,249                 $  9,720
                                       ----------                           --------                 --------
EXPENSE:
  Mortality and expense
   undertakings..........                (253,381)                           (55,837)                 (17,996)
                                       ----------                           --------                 --------
    Net investment income
     (loss)..............                (184,535)                            (4,588)                  (8,276)
                                       ----------                           --------                 --------
CAPITAL GAINS INCOME
 (LOSS)..................            --                                 --                             13,604
                                       ----------                           --------                 --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                (248,459)                            55,465                    7,526
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               3,163,620                            473,150                   29,262
                                       ----------                           --------                 --------
    Net gain (loss) on
     investments.........               2,915,161                            528,615                   36,788
                                       ----------                           --------                 --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....              $2,730,626                           $524,027                 $ 42,116
                                       ==========                           ========                 ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                                                                                     FIRST HORIZON
                            FIFTH THIRD                                                 CAPITAL      FIRST HORIZON      HARTFORD
                            DISCIPLINED    FIFTH THIRD MID    FIFTH THIRD QUALITY    APPRECIATION     CORE EQUITY     ADVISERS HLS
                           VALUE VIP FUND   CAP VIP FUND        GROWTH VIP FUND        PORTFOLIO       PORTFOLIO          FUND
                            SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT (E)   SUB-ACCOUNT
                           --------------  ---------------  -----------------------  -------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............    $   65,323       $ --                 $--                 $ --            $  98,965      $ 76,767,846
                             ----------       ---------            ---------           --------        ---------      ------------
EXPENSE:
  Mortality and expense
   undertakings..........      (125,036)       (134,164)            (150,406)           (46,577)        (180,163)      (49,727,193)
                             ----------       ---------            ---------           --------        ---------      ------------
    Net investment income
     (loss)..............       (59,713)       (134,164)            (150,406)           (46,577)         (81,198)       27,040,653
                             ----------       ---------            ---------           --------        ---------      ------------
CAPITAL GAINS INCOME
 (LOSS)..................         7,641         --                 --                   222,609          --               --
                             ----------       ---------            ---------           --------        ---------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         9,341           4,028               30,971            (27,143)          94,665        31,256,627
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,029,000         993,658              205,105            127,984          459,729        25,898,933
                             ----------       ---------            ---------           --------        ---------      ------------
    Net gain (loss) on
     investments.........     1,038,341         997,686              236,076            100,841          554,394        57,155,560
                             ----------       ---------            ---------           --------        ---------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  986,269       $ 863,522            $  85,670           $276,873        $ 473,196      $ 84,196,213
                             ==========       =========            =========           ========        =========      ============

(e) Formerly First Horizon Growth & Income Portfolio Sub-Account. Change effective May 3, 2004.

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                            HARTFORD
                                            CAPITAL     HARTFORD DIVIDEND
                           HARTFORD BOND  APPRECIATION   AND GROWTH HLS
                             HLS FUND       HLS FUND          FUND
                            SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  -----------------
INVESTMENT INCOME:
  Dividends..............  $ 48,665,293   $ 11,944,477    $ 21,243,387
                           ------------   ------------    ------------
EXPENSE:
  Mortality and expense
   undertakings..........   (14,651,210)   (47,086,391)    (20,489,649)
                           ------------   ------------    ------------
    Net investment income
     (loss)..............    34,014,083    (35,141,914)        753,738
                           ------------   ------------    ------------
CAPITAL GAINS INCOME
 (LOSS)..................    27,037,671        --             --
                           ------------   ------------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     8,293,342    (16,498,707)       (577,821)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   (36,770,374)   652,995,588     163,970,551
                           ------------   ------------    ------------
    Net gain (loss) on
     investments.........   (28,477,032)   636,496,881     163,392,730
                           ------------   ------------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 32,574,722   $601,354,967    $164,146,468
                           ============   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________


                                           HARTFORD GLOBAL  HARTFORD GLOBAL   HARTFORD GLOBAL                     HARTFORD GLOBAL
                           HARTFORD FOCUS   ADVISERS HLS    COMMUNICATIONS   FINANCIAL SERVICES  HARTFORD GLOBAL    LEADERS HLS
                              HLS FUND          FUND           HLS FUND           HLS FUND       HEALTH HLS FUND       FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------  ---------------  ------------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $  52,810       $    16,785      $  --              $ --              $    66,748      $ 1,214,412
                             ---------       -----------      ----------         ----------        -----------      -----------
EXPENSE:
  Mortality and expense
   undertakings..........     (301,538)       (1,345,695)       (119,366)          (182,944)        (1,694,128)      (2,870,037)
                             ---------       -----------      ----------         ----------        -----------      -----------
    Net investment income
     (loss)..............     (248,728)       (1,328,910)       (119,366)          (182,944)        (1,627,380)      (1,655,625)
                             ---------       -----------      ----------         ----------        -----------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --               --                --                4,227,975         --
                             ---------       -----------      ----------         ----------        -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (55,300)          225,350         234,840             (9,125)           227,160          (67,919)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      624,079        11,800,035       1,392,778          1,414,036          9,536,253       37,802,373
                             ---------       -----------      ----------         ----------        -----------      -----------
    Net gain (loss) on
     investments.........      568,779        12,025,385       1,627,618          1,404,911          9,763,413       37,734,454
                             ---------       -----------      ----------         ----------        -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 320,051       $10,696,475      $1,508,252         $1,221,967        $12,364,008      $36,078,829
                             =========       ===========      ==========         ==========        ===========      ===========

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD GLOBAL       HARTFORD
                           TECHNOLOGY HLS   DISCIPLINED EQUITY  HARTFORD GROWTH
                                FUND             HLS FUND          HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ------------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ --             $ 2,112,126        $  --
                              ---------        -----------        -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (583,370)        (2,577,052)        (1,260,176)
                              ---------        -----------        -----------
    Net investment income
     (loss)..............      (583,370)          (464,926)        (1,260,176)
                              ---------        -----------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --                  630,136
                              ---------        -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (162,690)         3,076,916            434,950
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (69,162)        10,129,584          9,331,418
                              ---------        -----------        -----------
    Net gain (loss) on
     investments.........      (231,852)        13,206,500          9,766,368
                              ---------        -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(815,222)       $12,741,574        $ 9,136,328
                              =========        ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________

                                                                                                     HARTFORD
                                                                                  HARTFORD         INTERNATIONAL    HARTFORD
                           HARTFORD GROWTH                                  INTERNATIONAL CAPITAL      SMALL      INTERNATIONAL
                            OPPORTUNITIES   HARTFORD HIGH   HARTFORD INDEX      APPRECIATION        COMPANY HLS   OPPORTUNITIES
                              HLS FUND      YIELD HLS FUND     HLS FUND           HLS FUND             FUND         HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  --------------  ---------------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  --           $10,052,641     $ 6,872,185         $ --                $  --         $ 2,160,809
                             -----------     -----------     -----------         -----------         ----------    -----------
EXPENSE:
  Mortality and expense
   undertakings..........     (1,101,645)     (3,278,860)     (7,135,773)           (879,440)          (390,958)    (3,659,624)
                             -----------     -----------     -----------         -----------         ----------    -----------
    Net investment income
     (loss)..............     (1,101,645)      6,773,781        (263,588)           (879,440)          (390,958)    (1,498,815)
                             -----------     -----------     -----------         -----------         ----------    -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --            1,889,584           1,253,619            469,724        --
                             -----------     -----------     -----------         -----------         ----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        485,669       4,027,113       2,676,492             (95,735)           (90,545)    (2,067,730)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     12,457,812       4,229,862      42,020,595          13,129,171          4,011,520     50,193,673
                             -----------     -----------     -----------         -----------         ----------    -----------
    Net gain (loss) on
     investments.........     12,943,481       8,256,975      44,697,087          13,033,436          3,920,975     48,125,943
                             -----------     -----------     -----------         -----------         ----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $11,841,836     $15,030,756     $46,323,083         $13,407,615         $3,999,741    $46,627,128
                             ===========     ===========     ===========         ===========         ==========    ===========

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                HARTFORD
                           HARTFORD MIDCAP  HARTFORD MIDCAP   MONEY MARKET
                              HLS FUND      VALUE HLS FUND      HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (F)
                           ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ 1,268,797      $   319,336      $ 3,600,345
                             -----------      -----------      -----------
EXPENSE:
  Mortality and expense
   undertakings..........     (6,152,743)      (4,466,955)      (5,324,203)
                             -----------      -----------      -----------
    Net investment income
     (loss)..............     (4,883,946)      (4,147,619)      (1,723,858)
                             -----------      -----------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              4,606,093            7,714
                             -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      5,437,185        1,049,078          (11,583)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     66,754,007       42,657,235           (3,141)
                             -----------      -----------      -----------
    Net gain (loss) on
     investments.........     72,191,192       43,706,313          (14,724)
                             -----------      -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $67,307,246      $44,164,787      $(1,730,868)
                             ===========      ===========      ===========

(f) Effective August 27, 2004, First American International Portfolio Sub-Account, First American Large Cap Growth Portfolio Sub-Account, First American Small Cap Growth Portfolio Sub-Account and First American Technology Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                              HARTFORD                                                      HARTFORD U.S.
                              MORTGAGE     HARTFORD SMALL     HARTFORD                        GOVERNMENT
                           SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK  SECURITIES HLS  HARTFORD VALUE
                                FUND            FUND          HLS FUND         HLS FUND          FUND          HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ---------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $12,804,913     $   --           $  --           $ 19,591,118    $ 8,293,476     $   217,339
                            -----------     -----------      -----------     ------------    -----------     -----------
EXPENSE:
  Mortality and expense
   undertakings..........    (3,670,256)     (3,952,682)      (1,428,555)     (23,838,907)    (3,377,537)     (1,146,719)
                            -----------     -----------      -----------     ------------    -----------     -----------
    Net investment income
     (loss)..............     9,134,657      (3,952,682)      (1,428,555)      (4,247,789)     4,915,939        (929,380)
                            -----------     -----------      -----------     ------------    -----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................       474,895         --              --               --              --              --
                            -----------     -----------      -----------     ------------    -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       786,541      (9,677,459)       1,241,192       12,225,345        483,433       2,843,530
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (3,403,878)     42,401,439       15,783,575       40,393,139     (4,186,163)      5,026,925
                            -----------     -----------      -----------     ------------    -----------     -----------
    Net gain (loss) on
     investments.........    (2,617,337)     32,723,980       17,024,767       52,618,484     (3,702,730)      7,870,455
                            -----------     -----------      -----------     ------------    -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 6,992,215     $28,771,298      $15,596,212     $ 48,370,695    $ 1,213,209     $ 6,941,075
                            ===========     ===========      ===========     ============    ===========     ===========

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD VALUE                   HUNTINGTON VA
                           OPPORTUNITIES   HARTFORD EQUITY  INCOME EQUITY
                              HLS FUND     INCOME HLS FUND      FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............    $  149,470      $  235,086      $  --
                             ----------      ----------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (611,593)       (185,517)       (375,149)
                             ----------      ----------      ----------
    Net investment income
     (loss)..............      (462,123)         49,569        (375,149)
                             ----------      ----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                  669         202,474
                             ----------      ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (378,628)         (3,879)        127,844
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     7,455,846       1,748,157       3,038,585
                             ----------      ----------      ----------
    Net gain (loss) on
     investments.........     7,077,218       1,744,278       3,166,429
                             ----------      ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $6,615,095      $1,794,516      $2,993,754
                             ==========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-86 ____________________________________


                            HUNTINGTON VA                    HUNTINGTON VA    HUNTINGTON VA   HUNTINGTON VA
                           DIVIDEND CAPTURE  HUNTINGTON VA  MID CORP AMERICA   NEW ECONOMY   ROTATING MARKETS   HUNTINGTON VA
                                 FUND         GROWTH FUND         FUND            FUND             FUND        MACRO 100 FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT (G)   SUB-ACCOUNT (D)
                           ----------------  -------------  ----------------  -------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $   11,719       $     911       $    2,082       $ --             $ 19,836          $--
                              ----------       ---------       ----------       --------         --------          -------
EXPENSE:
  Mortality and expense
   undertakings..........       (344,602)       (214,076)        (188,635)       (53,271)         (65,955)          (2,010)
                              ----------       ---------       ----------       --------         --------          -------
    Net investment income
     (loss)..............       (332,883)       (213,165)        (186,553)       (53,271)         (46,119)          (2,010)
                              ----------       ---------       ----------       --------         --------          -------
CAPITAL GAINS INCOME
 (LOSS)..................        289,443         --              --               73,893          122,878          --
                              ----------       ---------       ----------       --------         --------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         61,704          22,308           62,552         18,251           36,749               32
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      2,702,998         771,623        1,988,711        575,648          305,103           44,368
                              ----------       ---------       ----------       --------         --------          -------
    Net gain (loss) on
     investments.........      2,764,702         793,931        2,051,263        593,899          341,852           44,400
                              ----------       ---------       ----------       --------         --------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,721,262       $ 580,766       $1,864,710       $614,521         $418,611          $42,390
                              ==========       =========       ==========       ========         ========          =======

(d)  From inception, August 9, 2004 to December 31, 2004.
(g) Formerly Huntington VA Rotating Index Fund Sub-Account. Change effective May 1, 2004.

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            HUNTINGTON VA
                                SITUS       MERRILL LYNCH   MERRILL LYNCH
                              SMALL CAP     GLOBAL GROWTH  LARGE CAP GROWTH
                                FUND          V.I. FUND       V.I. FUND
                           SUB-ACCOUNT (D)   SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $--             $ 1,476         $   247
                               -------         -------         -------
EXPENSE:
  Mortality and expense
   undertakings..........       (1,274)         (1,349)         (1,376)
                               -------         -------         -------
    Net investment income
     (loss)..............       (1,274)            127          (1,129)
                               -------         -------         -------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --             --
                               -------         -------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           62             636              18
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       30,210          11,409           6,943
                               -------         -------         -------
    Net gain (loss) on
     investments.........       30,272          12,045           6,961
                               -------         -------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $28,998         $12,172         $ 5,832
                               =======         =======         =======

(d)  From inception, August 9, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-88 ____________________________________

                                                                                 NATIONS MARSICO
                                                                MTB MANAGED       INTERNATIONAL   NATIONS HIGH      NATIONS
                            MTB LARGE CAP    MTB LARGE CAP    ALLOCATION FUND-    OPPORTUNITIES    YIELD BOND    INTERNATIONAL
                           GROWTH FUND II    VALUE FUND II   MODERATE GROWTH II     PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                           SUB-ACCOUNT (H)  SUB-ACCOUNT (H)   SUB-ACCOUNT (H)      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ------------------  ---------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $  372            $  865           $ 19,456         $   91,727      $1,637,299     $  155,097
                               ------            ------           --------         ----------      ----------     ----------
EXPENSE:
  Mortality and expense
   undertakings..........        (334)             (454)            (6,023)          (357,649)       (363,638)      (128,142)
                               ------            ------           --------         ----------      ----------     ----------
    Net investment income
     (loss)..............          38               411             13,433           (265,922)      1,273,661         26,955
                               ------            ------           --------         ----------      ----------     ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --                --                   47,838         857,197        799,763
                               ------            ------           --------         ----------      ----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         257                 1                 76             40,323          80,164        278,225
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       5,913             7,814            106,348          3,826,050         195,689        779,887
                               ------            ------           --------         ----------      ----------     ----------
    Net gain (loss) on
     investments.........       6,170             7,815            106,424          3,866,373         275,853      1,058,112
                               ------            ------           --------         ----------      ----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $6,208            $8,226           $119,857         $3,648,289      $2,406,711     $1,884,830
                               ======            ======           ========         ==========      ==========     ==========

(h)  From inception, May 3, 2004 to December 31, 2004.

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           NATIONS MARSICO   NATIONS ASSET
                           FOCUSED EQUITIES   ALLOCATION    NATIONS MARSICO
                              PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT (I)
                           ----------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $  --             $ 129,652      $  --
                             -----------       ---------      -----------
EXPENSE:
  Mortality and expense
   undertakings..........     (1,312,293)       (124,442)        (859,078)
                             -----------       ---------      -----------
    Net investment income
     (loss)..............     (1,312,293)          5,210         (859,078)
                             -----------       ---------      -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --              --
                             -----------       ---------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (2,470,150)         42,236       (1,399,843)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     12,965,825         565,868        9,355,338
                             -----------       ---------      -----------
    Net gain (loss) on
     investments.........     10,495,675         608,104        7,955,495
                             -----------       ---------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 9,183,382       $ 613,314      $ 7,096,417
                             ===========       =========      ===========

(i) Effective January 23, 2004, Nations Capital Growth Portfolio Sub-Account merged with Nations Marsico Growth Portfolio Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-90 ____________________________________


                           NATIONS MARSICO                    NATIONS SMALL
                            21ST CENTURY     NATIONS MIDCAP      COMPANY     NATIONS VALUE  JENNISON 20/20
                              PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO      PORTFOLIO    FOCUS PORTFOLIO  JENNISON PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ----------------  -------------  -------------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $  --             $ --            $  --          $  345,323        $--               $    544
                             ----------        ----------      ----------     ----------        -------           --------
EXPENSE:
  Mortality and expense
   undertakings..........       (92,880)         (252,099)       (206,729)      (372,603)        (6,117)           (19,428)
                             ----------        ----------      ----------     ----------        -------           --------
    Net investment income
     (loss)..............       (92,880)         (252,099)       (206,729)       (27,280)        (6,117)           (18,884)
                             ----------        ----------      ----------     ----------        -------           --------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --               --             --             --                --
                             ----------        ----------      ----------     ----------        -------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        20,293            88,584         111,582         28,218          6,744            (16,916)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,507,169         2,433,529       1,291,827      3,014,300         57,590            133,616
                             ----------        ----------      ----------     ----------        -------           --------
    Net gain (loss) on
     investments.........     1,527,462         2,522,113       1,403,409      3,042,518         64,334            116,700
                             ----------        ----------      ----------     ----------        -------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,434,582        $2,270,014      $1,196,680     $3,015,238        $58,217           $ 97,816
                             ==========        ==========      ==========     ==========        =======           ========

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                             SP WILLIAM BLAIR  SMITH BARNEY
                           PRUDENTIAL VALUE   INTERNATIONAL     GOVERNMENT
                              PORTFOLIO      GROWTH PORTFOLIO      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (J)   SUB-ACCOUNT
                           ----------------  ----------------  ------------
INVESTMENT INCOME:
  Dividends..............      $ 5,460           $--              $ 195
                               -------           -------          -----
EXPENSE:
  Mortality and expense
   undertakings..........       (8,566)           (2,316)          (233)
                               -------           -------          -----
    Net investment income
     (loss)..............       (3,106)           (2,316)           (38)
                               -------           -------          -----
CAPITAL GAINS INCOME
 (LOSS)..................      --                --               --
                               -------           -------          -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,723            12,395          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       77,356            12,744          --
                               -------           -------          -----
    Net gain (loss) on
     investments.........       79,079            25,139          --
                               -------           -------          -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $75,973           $22,823          $ (38)
                               =======           =======          =====

(j) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3 ,2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-92 ____________________________________

                                                                                                     VICTORY         WELLS FARGO
                           SMITH BARNEY                   UBS SERIES TRUST --       VICTORY       SMALL COMPANY    ASSET ALLOCATION
                           APPRECIATION   SMITH BARNEY      U.S. ALLOCATION       DIVERSIFIED      OPPORTUNITY           FUND
                               FUND      CASH PORTFOLIO        PORTFOLIO          STOCK FUND          FUND               SUB-
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT (K)     SUB-ACCOUNT (L)  SUB-ACCOUNT (M)     ACCOUNT (N)
                           ------------  --------------  ---------------------  ---------------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $ 1,403        $ 2,233           $  145,624           $ 12,256         $ --               $ 1,821
                             -------        -------           ----------           --------         ---------          -------
EXPENSE:
  Mortality and expense
   undertakings..........     (1,446)        (2,496)            (261,131)           (27,991)           (8,230)            (945)
                             -------        -------           ----------           --------         ---------          -------
    Net investment income
     (loss)..............        (43)          (263)            (115,507)           (15,735)           (8,230)             876
                             -------        -------           ----------           --------         ---------          -------
CAPITAL GAINS INCOME
 (LOSS)..................      2,084         --                --                   --                 17,729          --
                             -------        -------           ----------           --------         ---------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        838         --                 (762,064)            14,238           206,420                9
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      8,233         --                2,599,870            167,463          (106,905)          14,770
                             -------        -------           ----------           --------         ---------          -------
    Net gain (loss) on
     investments.........      9,071         --                1,837,806            181,701            99,515           14,779
                             -------        -------           ----------           --------         ---------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $11,112        $  (263)          $1,722,299           $165,966         $ 109,014          $15,655
                             =======        =======           ==========           ========         =========          =======

(k) Formerly UBS Series Trust -- Tactical Allocation Portfolio Sub-Account. Change effective June 30, 2004.
(l)  Formerly Victory Variable Insurance Diversified Stock Fund Sub-Account.
(m) Formerly Victory Variable Insurance Small Company Opportunity Fund Sub-Account.
(n)  From inception, January 30, 2004 to December 31, 2004.

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                             WELLS FARGO      WELLS FARGO      WELLS FARGO
                            TOTAL RETURN     EQUITY INCOME    INTERNATIONAL
                              BOND FUND          FUND          EQUITY FUND
                           SUB-ACCOUNT (N)  SUB-ACCOUNT (N)  SUB-ACCOUNT (N)
                           ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $1,129           $ 1,144          $--
                               ------           -------          ------
EXPENSE:
  Mortality and expense
   undertakings..........        (528)             (609)           (144)
                               ------           -------          ------
    Net investment income
     (loss)..............         601               535            (144)
                               ------           -------          ------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --               --
                               ------           -------          ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           1                54          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         362            10,265           3,809
                               ------           -------          ------
    Net gain (loss) on
     investments.........         363            10,319           3,809
                               ------           -------          ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  964           $10,854          $3,665
                               ======           =======          ======

(n)  From inception, January 30, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-94 ____________________________________


                             WELLS FARGO      WELLS FARGO     STI CLASSIC VT    STI CLASSIC VT  STI CLASSIC VT  STI CLASSIC VT
                            LARGE COMPANY      SMALL CAP          CAPITAL         GROWTH AND       MID-CAP       VALUE INCOME
                             GROWTH FUND      GROWTH FUND    APPRECIATION FUND   INCOME FUND     EQUITY FUND      STOCK FUND
                           SUB-ACCOUNT (N)  SUB-ACCOUNT (N)     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -----------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $--             $--               $  5,418          $ 16,320        $  5,632        $ 26,985
                               -------         --------          --------          --------        --------        --------
EXPENSE:
  Mortality and expense
   undertakings..........         (691)             (42)          (37,439)          (34,862)        (14,007)        (33,224)
                               -------         --------          --------          --------        --------        --------
    Net investment income
     (loss)..............         (691)             (42)          (32,021)          (18,542)         (8,375)         (6,239)
                               -------         --------          --------          --------        --------        --------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --                --                --              --              --
                               -------         --------          --------          --------        --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           83                1             1,318             9,853          12,216          43,093
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       14,235            1,690           171,298           212,698         126,818         210,240
                               -------         --------          --------          --------        --------        --------
    Net gain (loss) on
     investments.........       14,318            1,691           172,616           222,551         139,034         253,333
                               -------         --------          --------          --------        --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $13,627         $  1,649          $140,595          $204,009        $130,659        $247,094
                               =======         ========          ========          ========        ========        ========

(n)  From inception, January 30, 2004 to December 31, 2004.

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                           AMERICAN CENTURY-REGISTERED TRADEMARK-
                                         VP CAPITAL                AIM V.I. CAPITAL
                                        APPRECIATION                 APPRECIATION    AIM V.I. HIGH YIELD
                                            FUND                         FUND               FUND
                                        SUB-ACCOUNT                  SUB-ACCOUNT         SUB-ACCOUNT
                           --------------------------------------  ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................               $   (35,730)                 $  (104,973)        $  105,008
  Capital gains income...             --                                --                 --
  Net realized gain
   (loss) on security
   transactions..........                (1,770,707)                    (762,657)          (256,793)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                 2,026,842                    1,271,121            726,022
                                        -----------                  -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........                   220,405                      403,491            574,237
                                        -----------                  -----------         ----------
UNIT TRANSACTIONS:
  Purchases..............                   277,529                       75,930             64,135
  Net transfers..........                  (599,048)                    (586,984)           (50,742)
  Surrenders for benefit
   payments and fees.....                  (237,595)                    (585,441)          (578,174)
  Net annuity
   transactions..........                      (371)                        (892)          --
                                        -----------                  -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                  (559,485)                  (1,097,387)          (564,781)
                                        -----------                  -----------         ----------
  Net increase (decrease)
   in net assets.........                  (339,080)                    (693,896)             9,456
NET ASSETS:
  Beginning of year......                 3,345,102                    8,846,599          6,435,483
                                        -----------                  -----------         ----------
  End of year............               $ 3,006,022                  $ 8,152,703         $6,444,939
                                        ===========                  ===========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-96 ____________________________________


                                             ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                           AIM V.I. PREMIER   VP GLOBAL BOND    VP GROWTH AND INCOME  AMSOUTH CAPITAL  AMSOUTH VALUE  AMSOUTH SELECT
                             EQUITY FUND         PORTFOLIO           PORTFOLIO          GROWTH FUND        FUND        EQUITY FUND
                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -----------------  --------------------  ---------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  (176,247)       $   59,610           $  (22,259)        $  (131,033)    $  (373,271)   $  (657,001)
  Capital gains income...       --                  28,849            --                   --               --             --
  Net realized gain
   (loss) on security
   transactions..........     (2,918,647)            4,564              (37,875)             43,912      (1,026,304)       326,079
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      3,886,497            39,824              449,652             474,851       8,791,237      5,130,488
                             -----------        ----------           ----------         -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........        791,603           132,847              389,518             387,730       7,391,662      4,799,566
                             -----------        ----------           ----------         -----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        124,306           146,163              539,094           3,968,805       4,555,045     10,928,214
  Net transfers..........     (2,051,278)          303,717              315,395            (147,400)     (1,349,115)     6,575,724
  Surrenders for benefit
   payments and fees.....     (1,992,913)          (60,223)            (195,034)           (735,235)     (5,844,476)    (5,150,387)
  Net annuity
   transactions..........       --                --                      6,663            --               --             --
                             -----------        ----------           ----------         -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (3,919,885)          389,657              666,118           3,086,170      (2,638,546)    12,353,551
                             -----------        ----------           ----------         -----------     -----------    -----------
  Net increase (decrease)
   in net assets.........     (3,128,282)          522,504            1,055,636           3,473,900       4,753,116     17,153,117
NET ASSETS:
  Beginning of year......     22,676,509         1,395,436            3,412,865          10,409,531      56,467,572     51,603,546
                             -----------        ----------           ----------         -----------     -----------    -----------
  End of year............    $19,548,227        $1,917,940           $4,468,501         $13,883,431     $61,220,688    $68,756,663
                             ===========        ==========           ==========         ===========     ===========    ===========

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                  BB&T CAPITAL
                              BB&T MID CAP          MANAGER         BB&T LARGE CAP
                              GROWTH FUND         EQUITY FUND         VALUE FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (B)    SUB-ACCOUNT (C)
                           ------------------  ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (175,045)         $  (40,605)        $   308,990
  Capital gains income...        --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........          11,048               5,477             274,891
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,119,325             774,014           7,723,172
                              -----------          ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       1,955,328             738,886           8,307,053
                              -----------          ----------         -----------
UNIT TRANSACTIONS:
  Purchases..............       2,085,782           1,845,115           3,642,390
  Net transfers..........       2,305,291             883,553           6,016,861
  Surrenders for benefit
   payments and fees.....        (782,754)           (420,421)         (4,751,113)
  Net annuity
   transactions..........        --                  --                     1,197
                              -----------          ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,608,319           2,308,247           4,909,335
                              -----------          ----------         -----------
  Net increase (decrease)
   in net assets.........       5,563,647           3,047,133          13,216,388
NET ASSETS:
  Beginning of year......      10,154,184           5,305,031          68,451,230
                              -----------          ----------         -----------
  End of year............     $15,717,831          $8,352,164         $81,667,618
                              ===========          ==========         ===========

(a) Formerly BB&T Capital Appreciation Fund Sub-Account. Change effective May 3, 2004.
(b) Formerly BB&T Capital Manager Aggressive Growth Fund Sub-Account. Change effective May 3, 2004.
(c) Formerly BB&T Growth and Income Fund Sub-Account. Change effective May 3, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-98 ____________________________________

                                                  BB&T SPECIAL         BB&T TOTAL          CALVERT
                           BB&T LARGE COMPANY    OPPORTUNITIES        RETURN BOND      SOCIAL BALANCED   EVERGREEN VA
                              GROWTH FUND         EQUITY FUND             FUND            PORTFOLIO     FOUNDATION FUND
                              SUB-ACCOUNT       SUB-ACCOUNT (D)     SUB-ACCOUNT (D)      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ------------------  ------------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   (81,875)         $   (7,012)          $    599         $   15,101       $  (36,117)
  Capital gains income...        --                  --                 --                  --               --
  Net realized gain
   (loss) on security
   transactions..........           2,843               1,016                (30)          (120,152)            (397)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         501,219             285,769                219            338,527          400,448
                              -----------          ----------           --------         ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         422,187             279,773                788            233,476          363,934
                              -----------          ----------           --------         ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       2,145,056           1,605,841            343,670            214,290          810,444
  Net transfers..........       1,058,781           1,120,434            135,379             43,682          288,754
  Surrenders for benefit
   payments and fees.....        (497,583)            (10,376)              (379)          (361,332)        (531,135)
  Net annuity
   transactions..........        --                  --                 --                  (68,473)         --
                              -----------          ----------           --------         ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,706,254           2,715,899            478,670           (171,833)         568,063
                              -----------          ----------           --------         ----------       ----------
  Net increase (decrease)
   in net assets.........       3,128,441           2,995,672            479,458             61,643          931,997
NET ASSETS:
  Beginning of year......       7,177,077            --                 --                3,465,533        7,190,483
                              -----------          ----------           --------         ----------       ----------
  End of year............     $10,305,518          $2,995,672           $479,458         $3,527,176       $8,122,480
                              ===========          ==========           ========         ==========       ==========


                           EVERGREEN VA
                               FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (21,423)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........        6,691
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      174,691
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........      159,959
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      635,494
  Net transfers..........      103,383
  Surrenders for benefit
   payments and fees.....     (106,275)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      632,602
                            ----------
  Net increase (decrease)
   in net assets.........      792,561
NET ASSETS:
  Beginning of year......    1,639,627
                            ----------
  End of year............   $2,432,188
                            ==========

(d)  From inception, August 9, 2004 to December 31, 2004.

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                         EVERGREEN VA
                           EVERGREEN VA  INTERNATIONAL  EVERGREEN VA
                           GROWTH FUND    EQUITY FUND    OMEGA FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  (138,573)   $    12,721   $  (145,083)
  Capital gains income...      --             --            --
  Net realized gain
   (loss) on security
   transactions..........      284,223        (93,004)     (147,701)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,115,761      3,297,146       841,271
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........    1,261,411      3,216,863       548,487
                           -----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      522,540      4,125,224     1,132,028
  Net transfers..........   (1,161,540)     1,402,243      (435,226)
  Surrenders for benefit
   payments and fees.....     (449,408)    (1,291,286)     (515,219)
  Net annuity
   transactions..........       (3,152)        (5,093)       (1,033)
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,091,560)     4,231,088       180,550
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets.........      169,851      7,447,951       729,037
NET ASSETS:
  Beginning of year......   10,986,123     15,405,678     9,901,300
                           -----------    -----------   -----------
  End of year............  $11,155,974    $22,853,629   $10,630,337
                           ===========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-100 ____________________________________

                            EVERGREEN VA    EVERGREEN VA   EVERGREEN VA  EVERGREEN VA  FIDELITY-REGISTERED TRADEMARK- VIP
                           SPECIAL VALUES  SPECIAL EQUITY  HIGH INCOME    GROWTH AND                 ASSET
                                FUND            FUND           FUND      INCOME FUND              MANAGER-SM-
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT              SUB-ACCOUNT
                           --------------  --------------  ------------  ------------  ----------------------------------
OPERATIONS:
  Net investment income
   (loss)................   $    (8,738)     $  (36,577)     $ 10,501    $   (20,706)              $   74,471
  Capital gains income...        88,570         --             --            --                  --
  Net realized gain
   (loss) on security
   transactions..........        18,625          46,902           707        117,609                    5,361
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,519,109         109,321         5,885      1,201,437                  123,562
                            -----------      ----------      --------    -----------               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     1,617,566         119,646        17,093      1,298,340                  203,394
                            -----------      ----------      --------    -----------               ----------
UNIT TRANSACTIONS:
  Purchases..............     4,478,115         919,395        --            708,860                  455,554
  Net transfers..........     2,532,310        (904,255)       21,349        383,153                  (75,163)
  Surrenders for benefit
   payments and fees.....      (224,612)        (90,504)       (7,039)    (1,432,833)                (674,782)
  Net annuity
   transactions..........       --               (1,988)       --             (4,126)                      (6)
                            -----------      ----------      --------    -----------               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     6,785,813         (77,352)       14,310       (344,946)                (294,397)
                            -----------      ----------      --------    -----------               ----------
  Net increase (decrease)
   in net assets.........     8,403,379          42,294        31,403        953,394                  (91,003)
NET ASSETS:
  Beginning of year......     4,531,748       2,400,855       226,348     16,651,956                5,133,897
                            -----------      ----------      --------    -----------               ----------
  End of year............   $12,935,127      $2,443,149      $257,751    $17,605,350               $5,042,894
                            ===========      ==========      ========    ===========               ==========


                           FIDELITY-REGISTERED TRADEMARK- VIP
                                         GROWTH
                                      SUB-ACCOUNT
                           ----------------------------------
OPERATIONS:
  Net investment income
   (loss)................             $  (180,655)
  Capital gains income...            --
  Net realized gain
   (loss) on security
   transactions..........              (2,402,664)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               2,923,419
                                      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........                 340,100
                                      -----------
UNIT TRANSACTIONS:
  Purchases..............               1,276,998
  Net transfers..........                (803,891)
  Surrenders for benefit
   payments and fees.....              (2,600,330)
  Net annuity
   transactions..........                    (455)
                                      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........              (2,127,678)
                                      -----------
  Net increase (decrease)
   in net assets.........              (1,787,578)
NET ASSETS:
  Beginning of year......              19,921,630
                                      -----------
  End of year............             $18,134,052
                                      ===========

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                                   FIFTH THIRD
                           FIDELITY-REGISTERED TRADEMARK- VIP  FIDELITY-REGISTERED TRADEMARK- VIP  BALANCED VIP
                            CONTRAFUND-REGISTERED TRADEMARK-                OVERSEAS                   FUND
                                      SUB-ACCOUNT                         SUB-ACCOUNT              SUB-ACCOUNT
                           ----------------------------------  ----------------------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................             $  (184,535)                         $   (4,588)              $   (8,276)
  Capital gains income...            --                                  --                             13,604
  Net realized gain
   (loss) on security
   transactions..........                (248,459)                             55,465                    7,526
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               3,163,620                             473,150                   29,262
                                      -----------                          ----------               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........               2,730,626                             524,027                   42,116
                                      -----------                          ----------               ----------
UNIT TRANSACTIONS:
  Purchases..............               1,213,350                             317,674                  236,831
  Net transfers..........                 430,743                             244,856                  (26,186)
  Surrenders for benefit
   payments and fees.....              (2,539,995)                           (422,699)                 (90,644)
  Net annuity
   transactions..........                     (37)                       --                            --
                                      -----------                          ----------               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                (895,939)                            139,831                  120,001
                                      -----------                          ----------               ----------
  Net increase (decrease)
   in net assets.........               1,834,687                             663,858                  162,117
NET ASSETS:
  Beginning of year......              20,211,465                           4,102,443                1,104,114
                                      -----------                          ----------               ----------
  End of year............             $22,046,152                          $4,766,301               $1,266,231
                                      ===========                          ==========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-102 ____________________________________

                                                                                    FIRST HORIZON
                              FIFTH THIRD                                              CAPITAL       FIRST HORIZON
                           DISCIPLINED VALUE  FIFTH THIRD MID  FIFTH THIRD QUALITY  APPRECIATION      CORE EQUITY
                               VIP FUND        CAP VIP FUND      GROWTH VIP FUND      PORTFOLIO        PORTFOLIO
                              SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT (E)
                           -----------------  ---------------  -------------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (59,713)      $  (134,164)       $  (150,406)      $  (46,577)      $   (81,198)
  Capital gains income...           7,641          --                --                 222,609          --
  Net realized gain
   (loss) on security
   transactions..........           9,341             4,028             30,971          (27,143)           94,665
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,029,000           993,658            205,105          127,984           459,729
                              -----------       -----------        -----------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         986,269           863,522             85,670          276,873           473,196
                              -----------       -----------        -----------       ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       4,314,458         4,913,883          4,069,672        2,180,256         4,557,388
  Net transfers..........       1,367,071         1,684,095          1,564,290         (164,919)          462,017
  Surrenders for benefit
   payments and fees.....        (457,837)         (502,284)          (617,862)        (133,452)         (484,407)
  Net annuity
   transactions..........        --                --                --                 --               --
                              -----------       -----------        -----------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,223,692         6,095,694          5,016,100        1,881,885         4,534,998
                              -----------       -----------        -----------       ----------       -----------
  Net increase (decrease)
   in net assets.........       6,209,961         6,959,216          5,101,770        2,158,758         5,008,194
NET ASSETS:
  Beginning of year......       5,056,567         5,326,292          7,787,529        1,739,225         8,843,582
                              -----------       -----------        -----------       ----------       -----------
  End of year............     $11,266,528       $12,285,508        $12,889,299       $3,897,983       $13,851,776
                              ===========       ===========        ===========       ==========       ===========


                           HARTFORD ADVISERS
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................   $   27,040,653
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........       31,256,627
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       25,898,933
                            --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       84,196,213
                            --------------
UNIT TRANSACTIONS:
  Purchases..............      206,322,355
  Net transfers..........       (8,541,218)
  Surrenders for benefit
   payments and fees.....     (438,952,856)
  Net annuity
   transactions..........       (2,190,851)
                            --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (243,362,570)
                            --------------
  Net increase (decrease)
   in net assets.........     (159,166,357)
NET ASSETS:
  Beginning of year......    3,889,413,352
                            --------------
  End of year............   $3,730,246,995
                            ==============

(e) Formerly First Horizon Growth & Income Portolio Sub-Account. Change effective May 3, 2004.

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                            HARTFORD CAPITAL  HARTFORD DIVIDEND
                            HARTFORD BOND   APPRECIATION HLS   AND GROWTH HLS
                              HLS FUND            FUND              FUND
                             SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................  $   34,014,083    $  (35,141,914)   $      753,738
  Capital gains income...      27,037,671         --                --
  Net realized gain
   (loss) on security
   transactions..........       8,293,342       (16,498,707)         (577,821)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (36,770,374)      652,995,588       163,970,551
                           --------------    --------------    --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........      32,574,722       601,354,967       164,146,468
                           --------------    --------------    --------------
UNIT TRANSACTIONS:
  Purchases..............     164,720,095       334,208,857       186,650,920
  Net transfers..........      56,055,322       204,986,345       166,592,730
  Surrenders for benefit
   payments and fees.....    (107,042,679)     (326,791,859)     (141,777,266)
  Net annuity
   transactions..........        (122,952)         (819,152)           79,860
                           --------------    --------------    --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     113,609,786       211,584,191       211,546,244
                           --------------    --------------    --------------
  Net increase (decrease)
   in net assets.........     146,184,508       812,939,158       375,692,712
NET ASSETS:
  Beginning of year......     994,492,360     3,238,488,991     1,335,999,078
                           --------------    --------------    --------------
  End of year............  $1,140,676,868    $4,051,428,149    $1,711,691,790
                           ==============    ==============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-104 ____________________________________


                                           HARTFORD GLOBAL  HARTFORD GLOBAL   HARTFORD GLOBAL                     HARTFORD GLOBAL
                           HARTFORD FOCUS   ADVISERS HLS    COMMUNICATIONS   FINANCIAL SERVICES  HARTFORD GLOBAL    LEADERS HLS
                              HLS FUND          FUND           HLS FUND           HLS FUND       HEALTH HLS FUND       FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------  ---------------  ------------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  (248,728)    $ (1,328,910)     $  (119,366)      $  (182,944)      $ (1,627,380)    $ (1,655,625)
  Capital gains income...       --              --               --                --                4,227,975         --
  Net realized gain
   (loss) on security
   transactions..........       (55,300)         225,350          234,840            (9,125)           227,160          (67,919)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       624,079       11,800,035        1,392,778         1,414,036          9,536,253       37,802,373
                            -----------     ------------      -----------       -----------       ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       320,051       10,696,475        1,508,252         1,221,967         12,364,008       36,078,829
                            -----------     ------------      -----------       -----------       ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............     2,903,944        9,114,197          712,734         1,135,889          8,774,942       39,920,131
  Net transfers..........       214,410       12,166,015       (1,076,347)          924,458          4,722,190       65,827,557
  Surrenders for benefit
   payments and fees.....    (1,507,044)     (10,578,803)        (676,612)         (576,043)        (9,742,349)     (16,328,861)
  Net annuity
   transactions..........       --                94,383            2,419          --                   (6,776)          (5,631)
                            -----------     ------------      -----------       -----------       ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,611,310       10,795,792       (1,037,806)        1,484,304          3,748,007       89,413,196
                            -----------     ------------      -----------       -----------       ------------     ------------
  Net increase (decrease)
   in net assets.........     1,931,361       21,492,267          470,446         2,706,271         16,112,015      125,492,025
NET ASSETS:
  Beginning of year......    19,427,443       90,042,258        8,396,271        10,584,121        109,755,413      152,812,537
                            -----------     ------------      -----------       -----------       ------------     ------------
  End of year............   $21,358,804     $111,534,525      $ 8,866,717       $13,290,392       $125,867,428     $278,304,562
                            ===========     ============      ===========       ===========       ============     ============

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD GLOBAL       HARTFORD
                           TECHNOLOGY HLS   DISCIPLINED EQUITY  HARTFORD GROWTH
                                FUND             HLS FUND          HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (583,370)      $   (464,926)     $ (1,260,176)
  Capital gains income...       --                --                  630,136
  Net realized gain
   (loss) on security
   transactions..........       (162,690)         3,076,916           434,950
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (69,162)        10,129,584         9,331,418
                             -----------       ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       (815,222)        12,741,574         9,136,328
                             -----------       ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............      2,673,229         39,575,733        20,475,077
  Net transfers..........     (7,369,306)         4,517,451        19,688,999
  Surrenders for benefit
   payments and fees.....     (3,446,695)       (15,573,212)       (5,981,434)
  Net annuity
   transactions..........         (3,384)           (18,795)           89,814
                             -----------       ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (8,146,156)        28,501,177        34,272,456
                             -----------       ------------      ------------
  Net increase (decrease)
   in net assets.........     (8,961,378)        41,242,751        43,408,784
NET ASSETS:
  Beginning of year......     46,636,196        169,250,141        60,217,034
                             -----------       ------------      ------------
  End of year............    $37,674,818       $210,492,892      $103,625,818
                             ===========       ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-106 ____________________________________

                                                                                  HARTFORD           HARTFORD       HARTFORD
                           HARTFORD GROWTH                                  INTERNATIONAL CAPITAL  INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES   HARTFORD HIGH   HARTFORD INDEX      APPRECIATION       SMALL COMPANY  OPPORTUNITIES
                              HLS FUND      YIELD HLS FUND     HLS FUND           HLS FUND           HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  --------------  ---------------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,101,645)    $  6,773,781    $   (263,588)      $   (879,440)       $  (390,958)  $ (1,498,815)
  Capital gains income...       --               --             1,889,584          1,253,619            469,724        --
  Net realized gain
   (loss) on security
   transactions..........        485,669        4,027,113       2,676,492            (95,735)           (90,545)    (2,067,730)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     12,457,812        4,229,862      42,020,595         13,129,171          4,011,520     50,193,673
                            ------------     ------------    ------------       ------------        -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     11,841,836       15,030,756      46,323,083         13,407,615          3,999,741     46,627,128
                            ------------     ------------    ------------       ------------        -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............     17,499,169       25,994,726      22,217,531         20,725,254          5,176,526     45,394,974
  Net transfers..........     46,686,560       12,080,738       3,465,639         46,207,628         10,647,847     35,070,186
  Surrenders for benefit
   payments and fees.....     (5,464,521)     (19,312,789)    (53,600,010)        (4,100,198)        (2,529,820)   (26,907,265)
  Net annuity
   transactions..........         23,844           52,722        (421,866)            21,627             (7,936)      (142,522)
                            ------------     ------------    ------------       ------------        -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     58,745,052       18,815,397     (28,338,706)        62,854,311         13,286,617     53,415,373
                            ------------     ------------    ------------       ------------        -----------   ------------
  Net increase (decrease)
   in net assets.........     70,586,888       33,846,153      17,984,377         76,261,926         17,286,358    100,042,501
NET ASSETS:
  Beginning of year......     38,207,118      229,376,018     552,232,024         30,320,854         19,306,323    243,692,401
                            ------------     ------------    ------------       ------------        -----------   ------------
  End of year............   $108,794,006     $263,222,171    $570,216,401       $106,582,780        $36,592,681   $343,734,902
                            ============     ============    ============       ============        ===========   ============

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD MIDCAP  HARTFORD MIDCAP   HARTFORD MONEY
                              HLS FUND      VALUE HLS FUND   MARKET HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (F)
                           ---------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $ (4,883,946)    $ (4,147,619)    $  (1,723,858)
  Capital gains income...       --              4,606,093             7,714
  Net realized gain
   (loss) on security
   transactions..........      5,437,185        1,049,078           (11,583)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     66,754,007       42,657,235            (3,141)
                            ------------     ------------     -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     67,307,246       44,164,787        (1,730,868)
                            ------------     ------------     -------------
UNIT TRANSACTIONS:
  Purchases..............        665,659       31,685,860        32,735,184
  Net transfers..........    (22,362,273)      35,408,084       (67,472,870)
  Surrenders for benefit
   payments and fees.....    (45,243,126)     (22,271,208)     (110,962,514)
  Net annuity
   transactions..........        (18,815)          12,879          (120,594)
                            ------------     ------------     -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (66,958,555)      44,835,615      (145,820,794)
                            ------------     ------------     -------------
  Net increase (decrease)
   in net assets.........        348,691       89,000,402      (147,551,662)
NET ASSETS:
  Beginning of year......    501,283,139      257,517,118       477,672,251
                            ------------     ------------     -------------
  End of year............   $501,631,830     $346,517,520     $ 330,120,589
                            ============     ============     =============

(f) Effective August 27, 2004, First American International Portfolio Sub-Account, First American Large Cap Growth Portfolio Sub-Account, First American Small Cap Growth Portfolio Sub-Account and First American Technology Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-108 ____________________________________

                              HARTFORD                                                       HARTFORD U.S.
                              MORTGAGE     HARTFORD SMALL     HARTFORD                         GOVERNMENT
                           SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK   SECURITIES HLS  HARTFORD VALUE
                                FUND            FUND          HLS FUND         HLS FUND           FUND          HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ---------------  ---------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $  9,134,657    $ (3,952,682)   $ (1,428,555)   $   (4,247,789)   $  4,915,939    $   (929,380)
  Capital gains income...        474,895        --              --                --              --              --
  Net realized gain
   (loss) on security
   transactions..........        786,541      (9,677,459)      1,241,192        12,225,345         483,433       2,843,530
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (3,403,878)     42,401,439      15,783,575        40,393,139      (4,186,163)      5,026,925
                            ------------    ------------    ------------    --------------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........      6,992,215      28,771,298      15,596,212        48,370,695       1,213,209       6,941,075
                            ------------    ------------    ------------    --------------    ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     13,727,689      14,179,619      37,561,439       102,730,115      44,174,842      11,508,363
  Net transfers..........    (11,611,191)     (3,564,712)     27,077,082       (14,667,495)     32,504,776     (13,266,575)
  Surrenders for benefit
   payments and fees.....    (30,007,571)    (26,684,185)     (6,012,126)     (186,919,165)    (24,436,228)     (6,857,144)
  Net annuity
   transactions..........        (44,530)        (60,365)         41,558        (1,611,023)        (22,914)          2,433
                            ------------    ------------    ------------    --------------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (27,935,603)    (16,129,643)     58,667,953      (100,467,568)     52,220,476      (8,612,923)
                            ------------    ------------    ------------    --------------    ------------    ------------
  Net increase (decrease)
   in net assets.........    (20,943,388)     12,641,655      74,264,165       (52,096,873)     53,433,685      (1,671,848)
NET ASSETS:
  Beginning of year......    281,610,912     285,290,139      60,431,694     1,903,407,624     211,348,950      86,226,447
                            ------------    ------------    ------------    --------------    ------------    ------------
  End of year............   $260,667,524    $297,931,794    $134,695,859    $1,851,310,751    $264,782,635    $ 84,554,599
                            ============    ============    ============    ==============    ============    ============

____________________________________ SA-109 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD VALUE                   HUNTINGTON VA
                           OPPORTUNITIES   HARTFORD EQUITY  INCOME EQUITY
                              HLS FUND     INCOME HLS FUND      FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (462,123)     $    49,569     $  (375,149)
  Capital gains income...       --                   669         202,474
  Net realized gain
   (loss) on security
   transactions..........      (378,628)          (3,879)        127,844
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     7,455,846        1,748,157       3,038,585
                            -----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     6,615,095        1,794,516       2,993,754
                            -----------      -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    10,549,139        7,717,823       4,630,126
  Net transfers..........    22,589,793       15,192,903       2,023,194
  Surrenders for benefit
   payments and fees.....    (3,249,493)        (821,178)     (1,864,572)
  Net annuity
   transactions..........         3,733         --               --
                            -----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    29,893,172       22,089,548       4,788,748
                            -----------      -----------     -----------
  Net increase (decrease)
   in net assets.........    36,508,267       23,884,064       7,782,502
NET ASSETS:
  Beginning of year......    22,701,262        1,745,650      20,766,269
                            -----------      -----------     -----------
  End of year............   $59,209,529      $25,629,714     $28,548,771
                            ===========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-110 ____________________________________


                            HUNTINGTON VA                    HUNTINGTON VA    HUNTINGTON VA   HUNTINGTON VA
                           DIVIDEND CAPTURE  HUNTINGTON VA  MID CORP AMERICA   NEW ECONOMY   ROTATING MARKETS   HUNTINGTON VA
                                 FUND         GROWTH FUND         FUND            FUND             FUND         MACRO 100 FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT (G)   SUB-ACCOUNT (D)
                           ----------------  -------------  ----------------  -------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (332,883)     $  (213,165)    $  (186,553)     $  (53,271)      $  (46,119)        $ (2,010)
  Capital gains income...        289,443          --             --                73,893          122,878          --
  Net realized gain
   (loss) on security
   transactions..........         61,704           22,308          62,552          18,251           36,749               32
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      2,702,998          771,623       1,988,711         575,648          305,103           44,368
                             -----------      -----------     -----------      ----------       ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........      2,721,262          580,766       1,864,710         614,521          418,611           42,390
                             -----------      -----------     -----------      ----------       ----------         --------
UNIT TRANSACTIONS:
  Purchases..............      6,552,424        3,578,830       3,206,772       1,292,162          801,819          463,792
  Net transfers..........      3,400,884          981,322       1,036,918         297,729          465,411          474,120
  Surrenders for benefit
   payments and fees.....     (2,092,435)      (1,097,182)       (788,358)       (271,285)        (674,690)          (1,613)
  Net annuity
   transactions..........       --                --             --               --              --                --
                             -----------      -----------     -----------      ----------       ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      7,860,873        3,462,970       3,455,332       1,318,606          592,540          936,299
                             -----------      -----------     -----------      ----------       ----------         --------
  Net increase (decrease)
   in net assets.........     10,582,135        4,043,736       5,320,042       1,933,127        1,011,151          978,689
NET ASSETS:
  Beginning of year......     16,640,431       11,622,484       9,788,217       2,569,491        3,734,924          --
                             -----------      -----------     -----------      ----------       ----------         --------
  End of year............    $27,222,566      $15,666,220     $15,108,259      $4,502,618       $4,746,075         $978,689
                             ===========      ===========     ===========      ==========       ==========         ========

(d)  From inception, August 9, 2004 to December 31, 2004.
(g) Formerly Huntingon VA Rotating Index Fund Sub-Account. Change effective May 1, 2004.

____________________________________ SA-111 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HUNTINGTON VA
                                 SITUS         MERRILL LYNCH   MERRILL LYNCH
                               SMALL CAP       GLOBAL GROWTH  LARGE CAP GROWTH
                                  FUND           V.I. FUND       V.I. FUND
                            SUB-ACCOUNT (D)     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $ (1,274)         $   127         $ (1,129)
  Capital gains income...       --                 --              --
  Net realized gain
   (loss) on security
   transactions..........             62              636               18
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         30,210           11,409            6,943
                                --------          -------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         28,998           12,172            5,832
                                --------          -------         --------
UNIT TRANSACTIONS:
  Purchases..............        341,602           --              --
  Net transfers..........        309,961           --               13,417
  Surrenders for benefit
   payments and fees.....         (5,617)          (9,944)          (3,406)
  Net annuity
   transactions..........       --                 --                 (513)
                                --------          -------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        645,946           (9,944)           9,498
                                --------          -------         --------
  Net increase (decrease)
   in net assets.........        674,944            2,228           15,330
NET ASSETS:
  Beginning of year......       --                 97,292           93,683
                                --------          -------         --------
  End of year............       $674,944          $99,520         $109,013
                                ========          =======         ========

(d)  From inception, August 9, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-112 ____________________________________

                                                                                   NATIONS MARSICO
                                                                  MTB MANAGED       INTERNATIONAL   NATIONS HIGH      NATIONS
                            MTB LARGE CAP     MTB LARGE CAP    ALLOCATION FUND--    OPPORTUNITIES    YIELD BOND    INTERNATIONAL
                            GROWTH FUND II    VALUE FUND II    MODERATE GROWTH II     PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                           SUB-ACCOUNT (H)   SUB-ACCOUNT (H)    SUB-ACCOUNT (H)      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  ----------------  ------------------  ---------------  ------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $     38          $    411          $   13,433        $  (265,922)   $ 1,273,661     $    26,955
  Capital gains income...       --                --                 --                   47,838        857,197         799,763
  Net realized gain
   (loss) on security
   transactions..........           257                 1                  76             40,323         80,164         278,225
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         5,913             7,814             106,348          3,826,050        195,689         779,887
                               --------          --------          ----------        -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         6,208             8,226             119,857          3,648,289      2,406,711       1,884,830
                               --------          --------          ----------        -----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       112,240           220,305           2,647,885          2,966,758      1,910,219             936
  Net transfers..........           602             2,421              26,316          5,856,849      1,272,825        (505,530)
  Surrenders for benefit
   payments and fees.....       (10,544)          --                   (9,272)        (1,701,438)    (1,616,434)       (404,590)
  Net annuity
   transactions..........       --                --                 --                 --              --             --
                               --------          --------          ----------        -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       102,298           222,726           2,664,929          7,122,169      1,566,610        (909,184)
                               --------          --------          ----------        -----------    -----------     -----------
  Net increase (decrease)
   in net assets.........       108,506           230,952           2,784,786         10,770,458      3,973,321         975,646
NET ASSETS:
  Beginning of year......       --                --                 --               20,786,050     23,372,941       9,709,537
                               --------          --------          ----------        -----------    -----------     -----------
  End of year............      $108,506          $230,952          $2,784,786        $31,556,508    $27,346,262     $10,685,183
                               ========          ========          ==========        ===========    ===========     ===========

(h)  From inception, May 3, 2004 to December 31, 2004.

____________________________________ SA-113 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           NATIONS MARSICO   NATIONS ASSET
                           FOCUSED EQUITIES   ALLOCATION    NATIONS MARSICO
                              PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT (I)
                           ----------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $ (1,312,293)    $     5,210     $  (859,078)
  Capital gains income...        --               --             --
  Net realized gain
   (loss) on security
   transactions..........      (2,470,150)         42,236      (1,399,843)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      12,965,825         565,868       9,355,338
                             ------------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       9,183,382         613,314       7,096,417
                             ------------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       2,805,524         258,481       1,959,672
  Net transfers..........      (3,795,654)        937,487      (1,183,448)
  Surrenders for benefit
   payments and fees.....      (7,947,155)     (1,035,639)     (5,953,295)
  Net annuity
   transactions..........         (19,201)        --               (5,118)
                             ------------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (8,956,486)        160,329      (5,182,189)
                             ------------     -----------     -----------
  Net increase (decrease)
   in net assets.........         226,896         773,643       1,914,228
NET ASSETS:
  Beginning of year......     104,641,561       8,862,767      66,977,555
                             ------------     -----------     -----------
  End of year............    $104,868,457     $ 9,636,410     $68,891,783
                             ============     ===========     ===========

(i) Effective January 23, 2004, Nations Capital Growth Portfolio Sub-Account merged with Nations Marsico Growth Portfolio Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-114 ____________________________________


                           NATIONS MARSICO                    NATIONS SMALL
                            21ST CENTURY     NATIONS MIDCAP      COMPANY     NATIONS VALUE  JENNISON 20/20
                              PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO      PORTFOLIO    FOCUS PORTFOLIO  JENNISON PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ----------------  -------------  -------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $  (92,880)      $  (252,099)     $  (206,729)   $   (27,280)     $ (6,117)         $  (18,884)
  Capital gains income...       --               --                --             --            --                 --
  Net realized gain
   (loss) on security
   transactions..........        20,293            88,584          111,582         28,218         6,744             (16,916)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,507,169         2,433,529        1,291,827      3,014,300        57,590             133,616
                             ----------       -----------      -----------    -----------      --------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     1,434,582         2,270,014        1,196,680      3,015,238        58,217              97,816
                             ----------       -----------      -----------    -----------      --------          ----------
UNIT TRANSACTIONS:
  Purchases..............       286,026         2,814,074        1,641,907      2,802,134         1,465                 985
  Net transfers..........     2,174,980         2,161,126          446,536      3,424,963         9,872              15,930
  Surrenders for benefit
   payments and fees.....      (647,924)       (1,107,300)      (1,062,365)    (1,974,410)      (37,384)           (119,306)
  Net annuity
   transactions..........       --               --                --             --            --                   (1,058)
                             ----------       -----------      -----------    -----------      --------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,813,082         3,867,900        1,026,078      4,252,687       (26,047)           (103,449)
                             ----------       -----------      -----------    -----------      --------          ----------
  Net increase (decrease)
   in net assets.........     3,247,664         6,137,914        2,222,758      7,267,925        32,170              (5,633)
NET ASSETS:
  Beginning of year......     6,006,010        14,204,717       13,532,717     23,187,160       437,352           1,360,590
                             ----------       -----------      -----------    -----------      --------          ----------
  End of year............    $9,253,674       $20,342,631      $15,755,475    $30,455,085      $469,522          $1,354,957
                             ==========       ===========      ===========    ===========      ========          ==========

____________________________________ SA-115 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                             SP WILLIAM BLAIR  SMITH BARNEY
                           PRUDENTIAL VALUE   INTERNATIONAL     GOVERNMENT
                              PORTFOLIO      GROWTH PORTFOLIO      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (J)   SUB-ACCOUNT
                           ----------------  ----------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $ (3,106)         $ (2,316)       $   (38)
  Capital gains income...       --                --              --
  Net realized gain
   (loss) on security
   transactions..........         1,723            12,395         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        77,356            12,744         --
                               --------          --------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........        75,973            22,823            (38)
                               --------          --------        -------
UNIT TRANSACTIONS:
  Purchases..............        16,195           --              --
  Net transfers..........         4,824            21,678         --
  Surrenders for benefit
   payments and fees.....        (9,213)          (64,028)        (1,774)
  Net annuity
   transactions..........       --                --              --
                               --------          --------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        11,806           (42,350)        (1,774)
                               --------          --------        -------
  Net increase (decrease)
   in net assets.........        87,779           (19,527)        (1,812)
NET ASSETS:
  Beginning of year......       531,099           169,319         23,427
                               --------          --------        -------
  End of year............      $618,878          $149,792        $21,615
                               ========          ========        =======

(j) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3 ,2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-116 ____________________________________

                                                                                                      VICTORY SMALL
                           SMITH BARNEY                   UBS SERIES TRUST --        VICTORY             COMPANY
                           APPRECIATION   SMITH BARNEY      U.S.ALLOCATION         DIVERSIFIED         OPPORTUNITY
                               FUND      CASH PORTFOLIO        PORTFOLIO            STOCK FUND             FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT (K)      SUB-ACCOUNT (L)     SUB-ACCOUNT (M)
                           ------------  --------------  ---------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $    (43)      $   (263)         $  (115,507)          $  (15,735)         $  (8,230)
  Capital gains income...       2,084        --                 --                    --                   17,729
  Net realized gain
   (loss) on security
   transactions..........         838        --                  (762,064)              14,238            206,420
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       8,233        --                 2,599,870              167,463           (106,905)
                             --------       --------          -----------           ----------          ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........      11,112           (263)           1,722,299              165,966            109,014
                             --------       --------          -----------           ----------          ---------
UNIT TRANSACTIONS:
  Purchases..............      --            --                   755,214                1,433                150
  Net transfers..........      --            --                (1,514,525)             103,603           (632,156)
  Surrenders for benefit
   payments and fees.....      (2,045)          (224)          (1,158,965)            (149,695)            (3,628)
  Net annuity
   transactions..........      --            --                    (8,567)            --                 --
                             --------       --------          -----------           ----------          ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,045)          (224)          (1,926,843)             (44,659)          (635,634)
                             --------       --------          -----------           ----------          ---------
  Net increase (decrease)
   in net assets.........       9,067           (487)            (204,544)             121,307           (526,620)
NET ASSETS:
  Beginning of year......     142,336        250,065           21,229,314            2,083,613            526,620
                             --------       --------          -----------           ----------          ---------
  End of year............    $151,403       $249,578          $21,024,770           $2,204,920          $--
                             ========       ========          ===========           ==========          =========

                              WELLS FARGO
                            ASSET ALLOCATION
                                  FUND
                                  SUB-
                              ACCOUNT (N)
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................       $    876
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........              9
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         14,770
                                --------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         15,655
                                --------
UNIT TRANSACTIONS:
  Purchases..............        222,868
  Net transfers..........         16,744
  Surrenders for benefit
   payments and fees.....              1
  Net annuity
   transactions..........       --
                                --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        239,613
                                --------
  Net increase (decrease)
   in net assets.........        255,268
NET ASSETS:
  Beginning of year......       --
                                --------
  End of year............       $255,268
                                ========

(k) Formerly UBS Series Trust--Tactical Allocation Portfolio Sub-Account. Change effective June 30, 2004.
(l)  Formerly Victory Variable Insurance Diversified Stock Fund Sub-Account.
(m)  Formerly Victory Variable Small Company Opportunity Fund Sub-Account.
(n)  From inception, January 30, 2004 to December 31, 2004.

____________________________________ SA-117 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                              WELLS FARGO         WELLS FARGO         WELLS FARGO
                              TOTAL RETURN       EQUITY INCOME       INTERNATIONAL
                               BOND FUND              FUND            EQUITY FUND
                            SUB-ACCOUNT (N)     SUB-ACCOUNT (N)     SUB-ACCOUNT (N)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $    601            $    535            $  (144)
  Capital gains income...       --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........              1                  54            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            362              10,265              3,809
                                --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........            964              10,854              3,665
                                --------            --------            -------
UNIT TRANSACTIONS:
  Purchases..............         92,962             112,636             71,709
  Net transfers..........         29,783              18,446            --
  Surrenders for benefit
   payments and fees.....       --                  --                  --
  Net annuity
   transactions..........       --                  --                  --
                                --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        122,745             131,082             71,709
                                --------            --------            -------
  Net increase (decrease)
   in net assets.........        123,709             141,936             75,374
NET ASSETS:
  Beginning of year......       --                  --                  --
                                --------            --------            -------
  End of year............       $123,709            $141,934            $75,374
                                ========            ========            =======

(n)  From inception, January 30, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-118 ____________________________________


                              WELLS FARGO         WELLS FARGO       STI CLASSIC VT    STI CLASSIC VT  STI CLASSIC VT  STI CLASSIC VT
                             LARGE COMPANY         SMALL CAP            CAPITAL         GROWTH AND       MID-CAP       VALUE INCOME
                              GROWTH FUND         GROWTH FUND      APPRECIATION FUND   INCOME FUND     EQUITY FUND      STOCK FUND
                            SUB-ACCOUNT (N)     SUB-ACCOUNT (N)       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  ------------------  -----------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................       $   (691)           $   (42)          $  (32,021)       $  (18,542)     $   (8,375)     $   (6,239)
  Capital gains income...       --                  --                  --                 --              --              --
  Net realized gain
   (loss) on security
   transactions..........             83                  1                1,318             9,853          12,216          43,093
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         14,235              1,690              171,298           212,698         126,818         210,240
                                --------            -------           ----------        ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         13,627              1,649              140,595           204,009         130,659         247,094
                                --------            -------           ----------        ----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............        138,608             18,584              808,251           288,782         317,715         303,697
  Net transfers..........         16,302            --                   377,383           239,109          70,126        (106,069)
  Surrenders for benefit
   payments and fees.....       --                  --                   (53,264)         (386,027)        (32,209)        (35,057)
  Net annuity
   transactions..........       --                  --                  --                 --              --              --
                                --------            -------           ----------        ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        154,910             18,584            1,132,370           141,864         355,632         162,571
                                --------            -------           ----------        ----------      ----------      ----------
  Net increase (decrease)
   in net assets.........        168,537             20,233            1,272,965           345,873         486,291         409,665
NET ASSETS:
  Beginning of year......       --                  --                 1,664,362         1,666,127         619,018       1,741,858
                                --------            -------           ----------        ----------      ----------      ----------
  End of year............       $168,537            $20,233           $2,937,327        $2,012,000      $1,105,309      $2,151,523
                                ========            =======           ==========        ==========      ==========      ==========

(n)  From inception, January 30, 2004 to December 31, 2004.

____________________________________ SA-119 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN CENTURY
                              VP CAPITAL     AIM V.I. CAPITAL
                             APPRECIATION      APPRECIATION    AIM V.I. HIGH YIELD
                                 FUND              FUND               FUND
                             SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------  ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (31,884)      $  (105,353)        $  352,000
  Capital gains income...       --                --                 --
  Net realized gain
   (loss) on security
   transactions..........       (130,363)       (2,322,679)          (541,022)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        604,376         4,436,398          1,620,997
                              ----------       -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        442,129         2,008,366          1,431,975
                              ----------       -----------         ----------
UNIT TRANSACTIONS:
  Purchases..............        302,463           253,348            155,299
  Net transfers..........        418,601          (811,699)          (197,409)
  Surrenders for benefit
   payments and fees.....       (271,799)         (767,252)          (775,743)
  Net annuity
   transactions..........           (353)             (982)          --
                              ----------       -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        448,912        (1,326,585)          (817,853)
                              ----------       -----------         ----------
  Net increase (decrease)
   in net assets.........        891,041           681,781            614,122
NET ASSETS:
  Beginning of year......      2,454,061         8,164,818          5,821,361
                              ----------       -----------         ----------
  End of year............     $3,345,102       $ 8,846,599         $6,435,483
                              ==========       ===========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-120 ____________________________________


                                             ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                           AIM V.I. PREMIER   VP GLOBAL BOND    VP GROWTH AND INCOME  AMSOUTH CAPITAL  AMSOUTH VALUE  AMSOUTH SELECT
                             EQUITY FUND         PORTFOLIO           PORTFOLIO          GROWTH FUND        FUND        EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT (B)       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -----------------  --------------------  ---------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  (214,081)       $   65,983           $  (12,660)        $   (88,105)    $   (97,668)   $  (293,194)
  Capital gains income...       --                --                  --                   --               --             990,730
  Net realized gain
   (loss) on security
   transactions..........     (4,065,470)            3,581              (33,428)              5,354      (2,857,399)       (61,404)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      8,815,340            81,770              858,385           1,419,241      12,278,784      8,141,687
                             -----------        ----------           ----------         -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,535,789           151,334              812,297           1,336,490       9,323,717      8,777,819
                             -----------        ----------           ----------         -----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        131,434            47,988              162,296           2,449,223       3,615,456      6,140,160
  Net transfers..........     (2,063,997)          (11,560)             (43,412)          3,868,411        (632,072)     9,881,573
  Surrenders for benefit
   payments and fees.....     (2,130,007)         (154,737)            (295,304)           (333,949)     (4,198,013)    (2,702,719)
  Net annuity
   transactions..........       --                --                  --                   --               --             --
                             -----------        ----------           ----------         -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (4,062,570)         (118,309)            (176,420)          5,983,685      (1,214,629)    13,319,014
                             -----------        ----------           ----------         -----------     -----------    -----------
  Net increase (decrease)
   in net assets.........        473,219            33,025              635,877           7,320,175       8,109,088     22,096,833
NET ASSETS:
  Beginning of year......     22,203,290         1,362,411            2,776,988           3,089,356      48,358,484     29,506,713
                             -----------        ----------           ----------         -----------     -----------    -----------
  End of year............    $22,676,509        $1,395,436           $3,412,865         $10,409,531     $56,467,572    $51,603,546
                             ===========        ==========           ==========         ===========     ===========    ===========

(a) Formerly Alliance VP Global Bond Portfolio Sub-Account. Change effective May 1, 2003.
(b) Formerly Alliance VP Growth and Income Portfolio Sub-Account. Change effective May 1, 2003.

____________________________________ SA-121 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           BB&T CAPITAL     BB&T CAPITAL
                           APPRECIATION  MANAGER AGGRESSIVE    BB&T GROWTH
                               FUND         GROWTH FUND      AND INCOME FUND
                           SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           ------------  ------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $   (70,665)      $  (32,771)       $   284,604
  Capital gains income...      --              --                 --
  Net realized gain
   (loss) on security
   transactions..........          138          (28,848)          (312,209)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,535,446          882,053         11,380,052
                           -----------       ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,464,919          820,434         11,352,447
                           -----------       ----------        -----------
UNIT TRANSACTIONS:
  Purchases..............    3,169,832        1,369,757          7,408,690
  Net transfers..........    4,236,778          634,752          9,209,160
  Surrenders for benefit
   payments and fees.....     (225,393)        (250,970)        (3,327,380)
  Net annuity
   transactions..........      --              --                 --
                           -----------       ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    7,181,217        1,753,539         13,290,470
                           -----------       ----------        -----------
  Net increase (decrease)
   in net assets.........    8,646,136        2,573,973         24,642,917
NET ASSETS:
  Beginning of year......    1,508,048        2,731,058         43,808,313
                           -----------       ----------        -----------
  End of year............  $10,154,184       $5,305,031        $68,451,230
                           ===========       ==========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-122 ____________________________________


                                                   CALVERT                                                      EVERGREEN VA
                           BB&T LARGE COMPANY  SOCIAL BALANCED   EVERGREEN VA    EVERGREEN VA  EVERGREEN VA    INTERNATIONAL
                              GROWTH FUND         PORTFOLIO     FOUNDATION FUND      FUND      GROWTH FUND      EQUITY FUND
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (C)
                           ------------------  ---------------  ---------------  ------------  ------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $  (50,017)       $   22,786       $   68,650      $   (6,127)  $  (120,489)     $   (19,448)
  Capital gains income...        --                 --               --              --            --              --
  Net realized gain
   (loss) on security
   transactions..........             957            (5,023)         (90,901)        (26,938)      (48,448)        (916,755)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         927,817           506,013          860,035         350,980     3,163,551        4,448,841
                               ----------        ----------       ----------      ----------   -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         878,757           523,776          837,784         317,915     2,994,614        3,512,638
                               ----------        ----------       ----------      ----------   -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............       2,069,244           247,470        1,336,369         105,174       574,678          399,022
  Net transfers..........       3,207,689            36,127         (677,843)         33,378       (99,589)        (913,852)
  Surrenders for benefit
   payments and fees.....        (137,828)         (267,318)        (371,681)        (83,081)   (1,154,478)        (752,608)
  Net annuity
   transactions..........        --                 (59,466)         --              --             (2,888)          (4,001)
                               ----------        ----------       ----------      ----------   -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,139,105           (43,187)         286,845          55,471      (682,277)      (1,271,439)
                               ----------        ----------       ----------      ----------   -----------      -----------
  Net increase (decrease)
   in net assets.........       6,017,862           480,589        1,124,629         373,386     2,312,337        2,241,199
NET ASSETS:
  Beginning of year......       1,159,215         2,984,944        6,065,854       1,266,241     8,673,786       13,164,479
                               ----------        ----------       ----------      ----------   -----------      -----------
  End of year............      $7,177,077        $3,465,533       $7,190,483      $1,639,627   $10,986,123      $15,405,678
                               ==========        ==========       ==========      ==========   ===========      ===========

(c) Formerly Evergreen VA International Growth Fund Sub-Account. Change effective June 12, 2003.

____________________________________ SA-123 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                            EVERGREEN VA      EVERGREEN VA
                           EVERGREEN VA    SPECIAL VALUES    SPECIAL EQUITY
                            OMEGA FUND          FUND              FUND
                           SUB-ACCOUNT    SUB-ACCOUNT (D)     SUB-ACCOUNT
                           ------------  ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $ (109,090)      $  (32,901)       $  (13,725)
  Capital gains income...      --              --                 --
  Net realized gain
   (loss) on security
   transactions..........     (215,842)           4,107            39,051
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    2,941,870          785,666           350,544
                            ----------       ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,616,938          756,872           375,870
                            ----------       ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............    1,072,072        1,356,883           951,284
  Net transfers..........      191,387          834,445           695,245
  Surrenders for benefit
   payments and fees.....     (692,467)         (86,649)          (77,698)
  Net annuity
   transactions..........         (880)        --                  (1,606)
                            ----------       ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      570,112        2,104,679         1,567,225
                            ----------       ----------        ----------
  Net increase (decrease)
   in net assets.........    3,187,050        2,861,551         1,943,095
NET ASSETS:
  Beginning of year......    6,714,250        1,670,197           457,760
                            ----------       ----------        ----------
  End of year............   $9,901,300       $4,531,748        $2,400,855
                            ==========       ==========        ==========

(d) Formerly Evergreen VA Small Cap Value Fund Sub-Account. Change effective July 10, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-124 ____________________________________


                           EVERGREEN VA     EVERGREEN VA     FIRST AMERICAN   FIRST AMERICAN    FIRST AMERICAN   FIRST AMERICAN
                           HIGH INCOME       GROWTH AND      INTERNATIONAL      LARGE CAP         SMALL CAP        TECHNOLOGY
                               FUND         INCOME FUND        PORTFOLIO     GROWTH PORTFOLIO  GROWTH PORTFOLIO    PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT (E)     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ------------------  --------------  ----------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $ 22,610       $   286,317          $    1           $  (24)          $  (338)          $  (26)
  Capital gains income...      --              --                --              --                --                --
  Net realized gain
   (loss) on security
   transactions..........         223        (1,088,056)            (10)              (6)              (32)              (2)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       4,102         3,288,426             754              480            11,422              929
                             --------       -----------          ------           ------           -------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      26,935         2,486,687             745              450            11,052              901
                             --------       -----------          ------           ------           -------           ------
UNIT TRANSACTIONS:
  Purchases..............      39,844           427,481          --              --                --                --
  Net transfers..........       6,757          (657,605)         --                   46            11,038               62
  Surrenders for benefit
   payments and fees.....      (5,582)         (984,635)            (36)             (38)             (251)             (44)
  Net annuity
   transactions..........      --                (3,939)         --              --                --                --
                             --------       -----------          ------           ------           -------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      41,019        (1,218,698)            (36)               8            10,787               18
                             --------       -----------          ------           ------           -------           ------
  Net increase (decrease)
   in net assets.........      67,954         1,267,989             709              458            21,839              919
NET ASSETS:
  Beginning of year......     158,394        15,383,967           2,064            2,040            16,990            1,707
                             --------       -----------          ------           ------           -------           ------
  End of year............    $226,348       $16,651,956          $2,773           $2,498           $38,829           $2,626
                             ========       ===========          ======           ======           =======           ======

(e) Effective December 5, 2003, Evergreen VA Capital Growth Fund Sub-Account merged with Evergreen VA Growth and Income Fund Sub-Account.

____________________________________ SA-125 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           FIDELITY-REGISTERED TRADEMARK- VIP  FIDELITY-REGISTERED TRADEMARK- VIP
                                     ASSET MANAGER                           GROWTH
                                      SUB-ACCOUNT                         SUB-ACCOUNT
                           ----------------------------------  ----------------------------------
OPERATIONS:
  Net investment income
   (loss)................              $  102,065                         $  (166,353)
  Capital gains income...            --                                  --
  Net realized gain
   (loss) on security
   transactions..........                  (2,950)                           (468,792)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                 615,516                           5,344,544
                                       ----------                         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 714,631                           4,709,399
                                       ----------                         -----------
UNIT TRANSACTIONS:
  Purchases..............                 432,177                           1,461,053
  Net transfers..........                 119,174                            (311,483)
  Surrenders for benefit
   payments and fees.....                (346,722)                         (1,396,186)
  Net annuity
   transactions..........            --                                        (1,401)
                                       ----------                         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                 204,629                            (248,017)
                                       ----------                         -----------
  Net increase (decrease)
   in net assets.........                 919,260                           4,461,382
NET ASSETS:
  Beginning of year......               4,214,637                          15,460,248
                                       ----------                         -----------
  End of year............              $5,133,897                         $19,921,630
                                       ==========                         ===========


                           FIDELITY-REGISTERED TRADEMARK- VIP
                                       CONTRAFUND
                                      SUB-ACCOUNT
                           ----------------------------------
OPERATIONS:
  Net investment income
   (loss)................             $  (135,726)
  Capital gains income...            --
  Net realized gain
   (loss) on security
   transactions..........                (107,529)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               4,503,951
                                      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               4,260,696
                                      -----------
UNIT TRANSACTIONS:
  Purchases..............               1,234,490
  Net transfers..........                  55,476
  Surrenders for benefit
   payments and fees.....              (1,389,660)
  Net annuity
   transactions..........                     (24)
                                      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                 (99,718)
                                      -----------
  Net increase (decrease)
   in net assets.........               4,160,978
NET ASSETS:
  Beginning of year......              16,050,487
                                      -----------
  End of year............             $20,211,465
                                      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-126 ____________________________________

                                                               FIFTH THIRD      FIFTH THIRD     FIFTH THIRD
                           FIDELITY-REGISTERED TRADEMARK- VIP  BALANCED VIP  DISCIPLINED VALUE    MID CAP    FIFTH THIRD QUALITY
                                        OVERSEAS                   FUND          VIP FUND        VIP FUND      GROWTH VIP FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------------------------  ------------  -----------------  -----------  -------------------
OPERATIONS:
  Net investment income
   (loss)................              $  (14,677)              $   (3,344)     $    3,169      $  (29,858)      $  (62,970)
  Capital gains income...            --                             11,525          58,236           7,984         --
  Net realized gain
   (loss) on security
   transactions..........                 107,751                      164             648            (181)          12,486
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               1,179,332                   87,424         607,410         626,413        1,273,402
                                       ----------               ----------      ----------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               1,272,406                   95,769         669,463         604,358        1,222,918
                                       ----------               ----------      ----------      ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............                 322,482                  525,168       3,134,337       3,354,242        2,912,403
  Net transfers..........                  76,256                  322,145       1,103,154       1,225,634        1,108,110
  Surrenders for benefit
   payments and fees.....                (256,964)                 (18,618)        (76,862)        (99,502)        (246,637)
  Net annuity
   transactions..........            --                            --             --                --             --
                                       ----------               ----------      ----------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                 141,774                  828,695       4,160,629       4,480,374        3,773,876
                                       ----------               ----------      ----------      ----------       ----------
  Net increase (decrease)
   in net assets.........               1,414,180                  924,464       4,830,092       5,084,732        4,996,794
NET ASSETS:
  Beginning of year......               2,688,263                  179,650         226,475         241,560        2,790,735
                                       ----------               ----------      ----------      ----------       ----------
  End of year............              $4,102,443               $1,104,114      $5,056,567      $5,326,292       $7,787,529
                                       ==========               ==========      ==========      ==========       ==========

                           FIRST HORIZON
                              CAPITAL
                           APPRECIATION
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (12,083)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........        2,817
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      324,237
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      314,971
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      860,871
  Net transfers..........      230,042
  Surrenders for benefit
   payments and fees.....      (67,967)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,022,946
                            ----------
  Net increase (decrease)
   in net assets.........    1,337,917
NET ASSETS:
  Beginning of year......      401,308
                            ----------
  End of year............   $1,739,225
                            ==========

____________________________________ SA-127 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                              FIRST HORIZON
                            GROWTH AND INCOME    HARTFORD ADVISERS  HARTFORD BOND
                                PORTFOLIO            HLS FUND         HLS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                           --------------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $  (62,310)       $   41,508,709    $ 26,672,768
  Capital gains income...        --                    --              4,551,990
  Net realized gain
   (loss) on security
   transactions..........            2,046           (74,890,762)      7,039,728
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        1,459,168           592,386,842      19,127,405
                                ----------        --------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,398,904           559,004,789      57,391,891
                                ----------        --------------    ------------
UNIT TRANSACTIONS:
  Purchases..............        2,708,081           190,354,395     138,553,195
  Net transfers..........        1,565,198            71,597,284      41,834,283
  Surrenders for benefit
   payments and fees.....         (274,543)         (351,453,484)    (91,722,448)
  Net annuity
   transactions..........        --                   (3,068,188)       (590,261)
                                ----------        --------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        3,998,736           (92,569,993)     88,074,769
                                ----------        --------------    ------------
  Net increase (decrease)
   in net assets.........        5,397,640           466,434,796     145,466,660
NET ASSETS:
  Beginning of year......        3,445,942         3,422,978,556     849,025,700
                                ----------        --------------    ------------
  End of year............       $8,843,582        $3,889,413,352    $994,492,360
                                ==========        ==============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-128 ____________________________________


                           HARTFORD CAPITAL  HARTFORD DIVIDEND                  HARTFORD GLOBAL  HARTFORD GLOBAL   HARTFORD GLOBAL
                           APPRECIATION HLS   AND GROWTH HLS    HARTFORD FOCUS   ADVISERS HLS    COMMUNICATIONS   FINANCIAL SERVICES
                                 FUND              FUND            HLS FUND          FUND           HLS FUND           HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -----------------  --------------  ---------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (16,317,440)   $    3,069,869     $  (170,905)     $  (389,222)     $  (51,584)       $    42,578
  Capital gains income...        --                6,474,643         --              --               --                --
  Net realized gain
   (loss) on security
   transactions..........      (44,473,388)       (4,956,250)         41,210       (1,478,010)         15,443             41,758
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      955,303,893       247,626,009       3,999,260       16,902,373       2,101,276          1,840,974
                            --------------    --------------     -----------      -----------      ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      894,513,065       252,214,271       3,869,565       15,035,141       2,065,135          1,925,310
                            --------------    --------------     -----------      -----------      ----------        -----------
UNIT TRANSACTIONS:
  Purchases..............      239,416,158       134,868,067       2,984,144        7,006,775       1,202,042          2,538,540
  Net transfers..........      153,353,984       145,881,866       1,693,485        3,838,728       3,519,444          2,207,467
  Surrenders for benefit
   payments and fees.....     (201,883,848)      (89,425,314)       (801,587)      (8,042,545)       (206,797)          (346,300)
  Net annuity
   transactions..........         (581,025)         (452,961)        --               (29,921)        --                --
                            --------------    --------------     -----------      -----------      ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      190,305,269       190,871,658       3,876,042        2,773,037       4,514,689          4,399,707
                            --------------    --------------     -----------      -----------      ----------        -----------
  Net increase (decrease)
   in net assets.........    1,084,818,334       443,085,929       7,745,607       17,808,178       6,579,824          6,325,017
NET ASSETS:
  Beginning of year......    2,153,670,657       892,913,149      11,681,836       72,234,080       1,816,447          4,259,104
                            --------------    --------------     -----------      -----------      ----------        -----------
  End of year............   $3,238,488,991    $1,335,999,078     $19,427,443      $90,042,258      $8,396,271        $10,584,121
                            ==============    ==============     ===========      ===========      ==========        ===========

____________________________________ SA-129 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                            HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD GLOBAL    LEADERS HLS    TECHNOLOGY HLS
                           HEALTH HLS FUND       FUND             FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,001,109)    $ (1,056,064)     $  (408,533)
  Capital gains income...      1,138,054         --               --
  Net realized gain
   (loss) on security
   transactions..........       (650,675)      (2,993,363)        (910,928)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     22,693,529       41,500,767       14,943,554
                            ------------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     22,179,799       37,451,340       13,624,093
                            ------------     ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............     16,089,686       12,114,160        5,361,087
  Net transfers..........     12,463,011        8,551,390       10,717,416
  Surrenders for benefit
   payments and fees.....     (5,210,906)      (8,690,412)      (2,152,619)
  Net annuity
   transactions..........         18,077          (16,965)          (4,397)
                            ------------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     23,359,868       11,958,173       13,921,487
                            ------------     ------------      -----------
  Net increase (decrease)
   in net assets.........     45,539,667       49,409,513       27,545,580
NET ASSETS:
  Beginning of year......     64,215,746      103,403,024       19,090,616
                            ------------     ------------      -----------
  End of year............   $109,755,413     $152,812,537      $46,636,196
                            ============     ============      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-130 ____________________________________

                                HARTFORD                        HARTFORD GROWTH
                           DISCIPLINED EQUITY     HARTFORD       OPPORTUNITIES   HARTFORD HIGH   HARTFORD INDEX
                                HLS FUND       GROWTH HLS FUND     HLS FUND      YIELD HLS FUND     HLS FUND
                            SUB-ACCOUNT (F)      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  ---------------  ---------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $    (12,248)      $  (437,920)     $  (236,686)    $  3,124,946    $    796,293
  Capital gains income...        --                1,745,422         --               --             1,485,854
  Net realized gain
   (loss) on security
   transactions..........       (1,688,662)         (209,944)         783,423        2,761,308      (7,746,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       32,888,029         6,413,289        5,755,427       19,808,542     118,327,465
                              ------------       -----------      -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       31,187,119         7,510,847        6,302,164       25,694,796     112,862,626
                              ------------       -----------      -----------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............       19,462,943        17,970,515       12,266,720       39,277,296      28,314,305
  Net transfers..........       30,975,346        31,215,850       17,555,567       96,486,821      20,252,468
  Surrenders for benefit
   payments and fees.....       (8,354,803)       (1,507,116)        (847,922)     (10,316,701)    (40,952,006)
  Net annuity
   transactions..........          (30,601)           35,409           18,513           42,976        (507,350)
                              ------------       -----------      -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       42,052,885        47,714,658       28,992,878      125,490,392       7,107,417
                              ------------       -----------      -----------     ------------    ------------
  Net increase (decrease)
   in net assets.........       73,240,004        55,225,505       35,295,042      151,185,188     119,970,043
NET ASSETS:
  Beginning of year......       96,010,137         4,991,529        2,912,076       78,190,830     432,261,981
                              ------------       -----------      -----------     ------------    ------------
  End of year............     $169,250,141       $60,217,034      $38,207,118     $229,376,018    $552,232,024
                              ============       ===========      ===========     ============    ============

                                 HARTFORD
                           INTERNATIONAL CAPITAL
                               APPRECIATION
                                 HLS FUND
                                SUB-ACCOUNT
                           ---------------------
OPERATIONS:
  Net investment income
   (loss)................       $  (227,923)
  Capital gains income...         1,414,023
  Net realized gain
   (loss) on security
   transactions..........           276,206
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         5,310,160
                                -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         6,772,466
                                -----------
UNIT TRANSACTIONS:
  Purchases..............         9,227,054
  Net transfers..........         8,892,177
  Surrenders for benefit
   payments and fees.....        (1,654,595)
  Net annuity
   transactions..........             4,265
                                -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        16,468,901
                                -----------
  Net increase (decrease)
   in net assets.........        23,241,367
NET ASSETS:
  Beginning of year......         7,079,487
                                -----------
  End of year............       $30,320,854
                                ===========

(f) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

____________________________________ SA-131 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL
                           SMALL COMPANY  OPPORTUNITIES  HARTFORD MIDCAP
                             HLS FUND       HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $     6,323   $   (687,310)   $ (4,699,123)
  Capital gains income...     1,303,380        --             --
  Net realized gain
   (loss) on security
   transactions..........       330,600     (5,971,586)    (14,206,544)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,254,860     69,319,201     158,256,416
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     4,895,163     62,660,305     139,350,749
                            -----------   ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     3,903,017      9,800,736       1,116,046
  Net transfers..........     7,458,159     (4,521,508)    (30,661,275)
  Surrenders for benefit
   payments and fees.....    (3,407,236)   (20,028,793)    (36,936,180)
  Net annuity
   transactions..........        44,952        (45,566)        (87,189)
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,998,892    (14,795,131)    (66,568,598)
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets.........    12,894,055     47,865,174      72,782,151
NET ASSETS:
  Beginning of year......     6,412,268    195,827,227     428,500,988
                            -----------   ------------    ------------
  End of year............   $19,306,323   $243,692,401    $501,283,139
                            ===========   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-132 ____________________________________

                                                                       HARTFORD
                             HARTFORD                                  MORTGAGE     HARTFORD SMALL     HARTFORD
                           MIDCAP VALUE        HARTFORD MONEY       SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK
                             HLS FUND         MARKET HLS FUND            FUND            FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (G)(H)(I)     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------------------  --------------  --------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $ (2,243,236)       $  (3,118,850)        $  5,834,482    $ (2,805,443)    $  (378,457)   $   (1,039,375)
  Capital gains income...       --                --                    1,535,002        --              --                --
  Net realized gain
   (loss) on security
   transactions..........     1,804,781           (1,412,899)             834,230     (15,286,459)        621,824       (81,054,251)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    62,759,236            1,920,327           (5,739,772)    108,762,257      10,254,793       461,313,875
                           ------------        -------------         ------------    ------------     -----------    --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........    62,320,781           (2,611,422)           2,463,942      90,670,355      10,498,160       379,220,249
                           ------------        -------------         ------------    ------------     -----------    --------------
UNIT TRANSACTIONS:
  Purchases..............    44,084,649           69,423,632           29,509,000      19,246,809      18,389,206        75,388,744
  Net transfers..........    40,467,797          (76,531,793)         (27,655,075)     28,579,690      26,457,558        (5,063,300)
  Surrenders for benefit
   payments and fees.....    (9,559,429)        (198,075,925)         (35,028,857)    (16,630,988)     (1,128,627)     (148,157,615)
  Net annuity
   transactions..........       (20,426)            (163,927)             110,099         (38,661)          2,603        (2,130,123)
                           ------------        -------------         ------------    ------------     -----------    --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    74,972,591         (205,348,013)         (33,064,833)     31,156,850      43,720,740       (79,962,294)
                           ------------        -------------         ------------    ------------     -----------    --------------
  Net increase (decrease)
   in net assets.........   137,293,372         (207,959,435)         (30,600,891)    121,827,205      54,218,900       299,257,955
NET ASSETS:
  Beginning of year......   120,223,746          685,584,960          312,211,803     163,462,934       6,212,794     1,604,149,669
                           ------------        -------------         ------------    ------------     -----------    --------------
  End of year............  $257,517,118        $ 477,625,525         $281,610,912    $285,290,139     $60,431,694    $1,903,407,624
                           ============        =============         ============    ============     ===========    ==============

(g) Effective December 4, 2003 Armada Advantage Equity Growth Fund Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(h) Effective December 4, 2003, Armada Advantage International Equity Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(i) Effective December 4, 2003, Armada Advantage Mid Cap Growth Fund Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

____________________________________ SA-133 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           HARTFORD U.S.
                             GOVERNMENT                    HARTFORD VALUE
                           SECURITIES HLS  HARTFORD VALUE  OPPORTUNITIES
                                FUND          HLS FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $    443,000    $  (134,480)    $   (94,660)
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........        469,434        280,132             (40)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (101,175)    13,997,340       3,828,043
                            ------------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........        811,259     14,142,992       3,733,343
                            ------------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     46,127,491     10,725,997       5,024,232
  Net transfers..........      3,718,196     37,316,311      12,115,317
  Surrenders for benefit
   payments and fees.....    (22,913,977)    (3,600,591)       (557,128)
  Net annuity
   transactions..........        118,185         11,842          23,372
                            ------------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     27,049,895     44,453,559      16,605,793
                            ------------    -----------     -----------
  Net increase (decrease)
   in net assets.........     27,861,154     58,596,551      20,339,136
NET ASSETS:
  Beginning of year......    183,487,796     27,629,896       2,362,126
                            ------------    -----------     -----------
  End of year............   $211,348,950    $86,226,447     $22,701,262
                            ============    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-134 ____________________________________


                                              HUNTINGTON                                           HUNTINGTON VA    HUNTINGTON VA
                           HARTFORD EQUITY   INCOME EQUITY      HUNTINGTON VA      HUNTINGTON VA  MID CORP AMERICA   NEW ECONOMY
                           INCOME HLS FUND       FUND       DIVIDEND CAPTURE FUND   GROWTH FUND         FUND            FUND
                           SUB-ACCOUNT (J)    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  -------------  ---------------------  -------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $      922      $   184,075        $   339,182        $   (82,664)     $  (79,349)     $  (21,819)
  Capital gains income...       --                --               --                   --                6,159         --
  Net realized gain
   (loss) on security
   transactions..........            522            8,604              2,562              2,330           6,415           2,768
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         87,122        2,370,276          1,638,585          1,262,821       1,768,550         408,930
                              ----------      -----------        -----------        -----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........         88,566        2,562,955          1,980,329          1,182,487       1,701,775         389,879
                              ----------      -----------        -----------        -----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............        448,672        6,933,571          6,987,375          4,624,806       3,617,316       1,011,712
  Net transfers..........      1,209,004        4,296,535          4,830,210          2,685,108       1,743,282         593,649
  Surrenders for benefit
   payments and fees.....           (592)        (723,870)          (380,894)          (403,921)       (237,900)        (51,399)
  Net annuity
   transactions..........       --                --               --                   --             --               --
                              ----------      -----------        -----------        -----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,657,084       10,506,236         11,436,691          6,905,993       5,122,698       1,553,962
                              ----------      -----------        -----------        -----------      ----------      ----------
  Net increase (decrease)
   in net assets.........      1,745,650       13,069,191         13,417,020          8,088,480       6,824,473       1,943,841
NET ASSETS:
  Beginning of year......       --              7,697,078          3,223,411          3,534,004       2,963,744         625,650
                              ----------      -----------        -----------        -----------      ----------      ----------
  End of year............     $1,745,650      $20,766,269        $16,640,431        $11,622,484      $9,788,217      $2,569,491
                              ==========      ===========        ===========        ===========      ==========      ==========

(j)  From inception October 31, 2003 to December 31, 2003.

____________________________________ SA-135 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           HUNTINGTON VA   MERRILL LYNCH   MERRILL LYNCH
                           ROTATING INDEX  GLOBAL GROWTH  LARGE CAP GROWTH
                                FUND         V.I. FUND       V.I. FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (31,949)      $  (233)        $  (436)
  Capital gains income...       --             --             --
  Net realized gain
   (loss) on security
   transactions..........         3,982           186            (523)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       566,336        24,039          22,309
                             ----------       -------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       538,369        23,992          21,350
                             ----------       -------         -------
UNIT TRANSACTIONS:
  Purchases..............     1,481,477         2,500          18,010
  Net transfers..........     1,076,579        12,346          (2,158)
  Surrenders for benefit
   payments and fees.....      (100,613)       (2,540)         (2,819)
  Net annuity
   transactions..........       --             --             --
                             ----------       -------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,457,443        12,306          13,033
                             ----------       -------         -------
  Net increase (decrease)
   in net assets.........     2,995,812        36,298          34,383
NET ASSETS:
  Beginning of year......       739,112        60,994          59,300
                             ----------       -------         -------
  End of year............    $3,734,924       $97,292         $93,683
                             ==========       =======         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-136 ____________________________________

                              MARSICO
                           INTERNATIONAL                    NATIONS      NATIONS MARSICO   NATIONS ASSET
                           OPPORTUNITIES  NATIONS HIGH   INTERNATIONAL   FOCUSED EQUITIES   ALLOCATION    NATIONS CAPITAL
                             PORTFOLIO     YIELD BOND   VALUE PORTFOLIO     PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  ---------------  ----------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $  (186,162)  $ 1,169,249     $    (1,362)     $ (1,157,763)    $   (5,369)     $  (115,769)
  Capital gains income...       --             23,040           1,294          --              --              --
  Net realized gain
   (loss) on security
   transactions..........       (89,934)       33,665        (253,947)       (6,470,551)       (11,836)        (834,958)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     5,322,982     2,719,847       3,519,955        32,126,732      1,335,288        2,795,789
                            -----------   -----------     -----------      ------------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     5,046,886     3,945,801       3,265,940        24,498,418      1,318,083        1,845,062
                            -----------   -----------     -----------      ------------     ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     2,974,880     3,834,389           9,245         4,262,461        230,293        1,351,228
  Net transfers..........     3,639,476     8,020,245        (866,568)        1,903,967      1,387,743          985,408
  Surrenders for benefit
   payments and fees.....      (950,783)   (1,094,668)       (587,817)       (8,296,560)      (948,296)        (867,157)
  Net annuity
   transactions..........       --            --             --                 (23,691)       --                (1,132)
                            -----------   -----------     -----------      ------------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,663,573    10,759,966      (1,445,140)       (2,153,823)       669,740        1,468,347
                            -----------   -----------     -----------      ------------     ----------      -----------
  Net increase (decrease)
   in net assets.........    10,710,459    14,705,767       1,820,800        22,344,595      1,987,823        3,313,409
NET ASSETS:
  Beginning of year......    10,075,591     8,667,174       7,888,737        82,296,966      6,874,944        7,429,798
                            -----------   -----------     -----------      ------------     ----------      -----------
  End of year............   $20,786,050   $23,372,941     $ 9,709,537      $104,641,561     $8,862,767      $10,743,207
                            ===========   ===========     ===========      ============     ==========      ===========

____________________________________ SA-137 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                             NATIONS MARSICO  NATIONS MIDCAP
                           NATIONS MARSICO    21ST CENTURY        GROWTH
                           GROWTH PORTFOLIO     PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  (650,059)      $  (57,475)     $  (122,287)
  Capital gains income...       --                --               --
  Net realized gain
   (loss) on security
   transactions..........     (4,558,691)         (27,813)           1,604
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     17,933,881        1,773,971        2,155,994
                             -----------       ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     12,725,131        1,688,683        2,035,311
                             -----------       ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............      1,221,600          346,223        3,418,802
  Net transfers..........     (1,365,773)         866,545        4,974,691
  Surrenders for benefit
   payments and fees.....     (4,557,881)        (255,472)        (398,497)
  Net annuity
   transactions..........         (3,260)         --               --
                             -----------       ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (4,705,314)         957,296        7,994,996
                             -----------       ----------      -----------
  Net increase (decrease)
   in net assets.........      8,019,817        2,645,979       10,030,307
NET ASSETS:
  Beginning of year......     48,214,531        3,360,031        4,174,410
                             -----------       ----------      -----------
  End of year............    $56,234,348       $6,006,010      $14,204,717
                             ===========       ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-138 ____________________________________


                           NATIONS SMALL                                                                          SP JENNISON
                              COMPANY     NATIONS VALUE  JENNISON 20/20                       PRUDENTIAL VALUE   INTERNATIONAL
                             PORTFOLIO      PORTFOLIO    FOCUS PORTFOLIO  JENNISON PORTFOLIO     PORTFOLIO      GROWTH PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -------------  ---------------  ------------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $  (131,032)   $    (1,972)     $ (5,562)         $  (19,941)         $ (1,389)         $ (2,675)
  Capital gains income...       --             --            --                 --                 --                --
  Net realized gain
   (loss) on security
   transactions..........      (134,640)      (131,296)       (1,404)           (348,901)            1,682            24,440
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,156,754      4,493,936       103,920             713,000           100,480            40,001
                            -----------    -----------      --------          ----------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........     2,891,082      4,360,668        96,954             344,158           100,773            61,766
                            -----------    -----------      --------          ----------          --------          --------
UNIT TRANSACTIONS:
  Purchases..............     2,055,233      3,556,696        77,482              94,744            72,909           202,798
  Net transfers..........     2,708,431      4,519,149       (24,597)           (408,492)           46,924           (48,091)
  Surrenders for benefit
   payments and fees.....      (607,680)    (1,263,895)      (45,198)            (78,999)          (30,858)          (94,656)
  Net annuity
   transactions..........       --             --            --                     (961)          --                --
                            -----------    -----------      --------          ----------          --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,155,984      6,811,950         7,687            (393,708)           88,975            60,051
                            -----------    -----------      --------          ----------          --------          --------
  Net increase (decrease)
   in net assets.........     7,047,066     11,172,618       104,641             (49,550)          189,748           121,817
NET ASSETS:
  Beginning of year......     6,485,651     12,014,542       332,711           1,410,140           341,351            47,502
                            -----------    -----------      --------          ----------          --------          --------
  End of year............   $13,532,717    $23,187,160      $437,352          $1,360,590          $531,099          $169,319
                            ===========    ===========      ========          ==========          ========          ========

____________________________________ SA-139 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           SMITH BARNEY  SMITH BARNEY
                            GOVERNMENT   APPRECIATION   SMITH BARNEY
                               FUND          FUND      CASH PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (95)      $   (436)      $   (823)
  Capital gains income...     --             --            --
  Net realized gain
   (loss) on security
   transactions..........     --            (15,562)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     --             42,322        --
                             -------       --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........        (95)        26,324           (823)
                             -------       --------       --------
UNIT TRANSACTIONS:
  Purchases..............     --             --            --
  Net transfers..........     --            (48,153)       --
  Surrenders for benefit
   payments and fees.....     (1,822)        (1,715)          (253)
  Net annuity
   transactions..........     --             --            --
                             -------       --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,822)       (49,868)          (253)
                             -------       --------       --------
  Net increase (decrease)
   in net assets.........     (1,917)       (23,544)        (1,076)
NET ASSETS:
  Beginning of year......     25,344        165,880        251,141
                             -------       --------       --------
  End of year............    $23,427       $142,336       $250,065
                             =======       ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-140 ____________________________________

                                                                       VICTORY VARIABLE
                                                                          INSURANCE      STI CLASSIC VT
                            UBS SERIES TRUST      VICTORY VARIABLE      SMALL COMPANY       CAPITAL      STI CLASSIC VT
                           TACTICAL ALLOCATION  INSURANCE DIVERSIFIED    OPPORTUNITY      APPRECIATION     GROWTH AND
                                PORTFOLIO            STOCK FUND              FUND             FUND        INCOME FUND
                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------------  ---------------------  ----------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................      $   (87,817)          $  (16,488)           $ (5,722)       $  (15,534)     $   (6,153)
  Capital gains income...        --                   --                    --                --              --
  Net realized gain
   (loss) on security
   transactions..........       (1,479,494)              (5,457)               (581)           (4,918)          1,195
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        6,133,735              521,874             122,455           174,306         238,412
                               -----------           ----------            --------        ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........        4,566,424              499,929             116,152           153,854         233,454
                               -----------           ----------            --------        ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............          251,033               64,638              25,448         1,036,618         639,600
  Net transfers..........       (1,790,632)             234,750             157,761           258,627         582,192
  Surrenders for benefit
   payments and fees.....       (1,375,534)            (101,315)             (2,160)           (8,438)         (9,651)
  Net annuity
   transactions..........           (6,932)           --                    --                --              --
                               -----------           ----------            --------        ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (2,922,065)             198,073             181,049         1,286,807       1,212,141
                               -----------           ----------            --------        ----------      ----------
  Net increase (decrease)
   in net assets.........        1,644,359              698,002             297,201         1,440,661       1,445,595
NET ASSETS:
  Beginning of year......       19,584,955            1,385,611             229,419           223,701         220,532
                               -----------           ----------            --------        ----------      ----------
  End of year............      $21,229,314           $2,083,613            $526,620        $1,664,362      $1,666,127
                               ===========           ==========            ========        ==========      ==========


                           STI CLASSIC VT  STI CLASSIC VT
                              MID-CAP       VALUE INCOME
                            EQUITY FUND      STOCK FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ (3,272)      $   (1,282)
  Capital gains income...      --               --
  Net realized gain
   (loss) on security
   transactions..........            8           (3,232)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      100,776          252,681
                              --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations ...........       97,512          248,167
                              --------       ----------
UNIT TRANSACTIONS:
  Purchases..............      216,508          590,108
  Net transfers..........      143,417          677,041
  Surrenders for benefit
   payments and fees.....       (4,100)         (18,940)
  Net annuity
   transactions..........      --               --
                              --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      355,825        1,248,209
                              --------       ----------
  Net increase (decrease)
   in net assets.........      453,337        1,496,376
NET ASSETS:
  Beginning of year......      165,681          245,482
                              --------       ----------
  End of year............     $619,018       $1,741,858
                              ========       ==========

____________________________________ SA-141 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century-Registered Trademark- VP Capital Appreciation, AIM V.I. Capital Appreciation Fund, AIM V.I. High Yield Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Global Bond Portfolio, AllianceBernstein VP Growth and Income Portfolio, AmSouth Capital Growth Fund, AmSouth Value Fund, AmSouth Select Equity Fund, BB&T MidCap Growth Fund, BB&T Capital Manager Equity Fund, BB&T Large Cap Value Fund, BB&T Large Company Growth Fund, BB&T Special Opportunities Fund, BB&T Total Return Bond Fund, Calvert Social Balanced Portfolio, Evergreen VA Foundation Fund, Evergreen VA Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Special Equity Fund, Evergreen VA High Income Fund, Evergreen VA Growth and Income Fund, Fidelity-Registered Trademark- VIP Asset Manager-SM-, Fidelity-Registered Trademark- VIP Growth, Fidelity-Registered Trademark- VIP Contrafund-Registered Trademark-, Fidelity-Registered Trademark- VIP Overseas, Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund, Fifth Third Quality Growth Fund, First Horizon Capital Appreciation Portfolio, First Horizon Core Equity Portfolio, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA Macro 100 Fund, Huntington VA Situs Small Cap Fund, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation Fund -- Moderate Growth II, Nations Marsico International Opportunities Portfolio, Nations High Yield Bond Portfolio, Nations International Value Portfolio, Nations Marsico Focused Equities Portfolio, Nations Asset Allocation Portfolio, Nations Marsico Growth Portfolio, Nations Marsico 21st Century Portfolio, Nations Midcap Growth Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP William Blair International Growth Portfolio, Smith Barney Government Fund, Smith Barney Appreciation Fund, Smith Barney Cash Portfolio, UBS Series Trust Tactical Allocation Portfolio, Victory Diversified Stock Fund, Victory Small Company Opportunity Fund, Wells Fargo Asset Allocation Fund, Wells Fargo Total Return Bond Fund, Wells Fargo Equity Income Fund, Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Small Cap Growth Fund, STI Classic VT Capital Appreciation Fund, STI Classic VT Growth & Income Fund, STI Classic VT Mid-Cap Equity Fund, and STI Classic VT Value Income Stock Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on

____________________________________ SA-142 ____________________________________
      the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES--The Company, will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks, which the Company undertakes. The Company also provides administrative services and receives a maximum annual fee of 0.15% of the Account's average daily net assets.
   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

____________________________________ SA-143 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                             PURCHASES        PROCEEDS
FUND                                          AT COST        FROM SALES
----                                      ---------------  ---------------
American Century-Registered Trademark-
 VP Capital Appreciation................  $     5,455,729  $     6,050,950
AIM V.I. Capital Appreciation Fund......          404,119        1,606,458
AIM V.I. High Yield Fund................          893,581        1,353,393
AIM V.I. Premier Equity Fund............          609,317        4,705,393
AllianceBernstein VP Global Bond
 Portfolio..............................          662,696          184,584
AllianceBernstein VP Growth and Income
 Portfolio..............................        1,025,855          382,021
AmSouth Capital Growth Fund.............        6,492,583        3,537,430
AmSouth Value Fund......................        8,068,270       11,080,266
AmSouth Select Equity Fund..............       21,196,311        9,499,805
BB&T Mid Cap Growth Fund................        4,941,205        1,507,955
BB&T Capital Manager Equity Fund........        2,965,450          697,814
BB&T Large Cap Value Fund...............       11,777,795        6,559,653
BB&T Large Company Growth Fund..........        3,918,503        1,294,129
BB&T Special Opportunities Equity
 Fund...................................        2,751,320           42,435
BB&T Total Return Bond Fund.............          488,853            9,584
Calvert Social Balanced Portfolio.......          856,448        1,013,169
Evergreen VA Foundation Fund............        2,038,684        1,506,750
Evergreen VA Fund.......................        1,015,798          404,620
Evergreen VA Growth Fund................        1,019,838        2,249,907
Evergreen VA International Equity
 Fund...................................        6,711,661        2,467,922
Evergreen VA Omega Fund.................        2,164,949        2,129,546
Evergreen VA Special Values Fund........        7,715,537          849,898
Evergreen VA Special Equity Fund........        1,683,306        1,797,239
Evergreen VA High Income Fund...........           69,464           44,650
Evergreen VA Growth and Income Fund.....        2,480,601        2,846,255
Fidelity-Registered Trademark- VIP Asset
 Manager-SM-............................          960,379        1,180,315
Fidelity-Registered Trademark- VIP
 Growth.................................        3,083,296        5,391,684
Fidelity-Registered Trademark- VIP
 Contrafund-Registered Trademark-.......        3,642,144        4,722,573
Fidelity-Registered Trademark- VIP
 Overseas...............................        2,505,154        2,369,898
Fifth Third Balanced VIP Fund...........          432,695          307,366
Fifth Third Disciplined Value VIP
 Fund...................................        5,879,062          707,457
Fifth Third Mid Cap VIP Fund............        6,643,969          682,423
Fifth Third Quality Growth VIP Fund.....        5,868,123        1,002,433
First Horizon Capital Appreciation
 Portfolio..............................        3,116,269        1,058,348
First Horizon Core Equity Portfolio.....        6,111,553        1,657,765
Hartford Advisers HLS Fund..............      359,401,009      575,727,860
Hartford Bond HLS Fund..................    1,056,048,925      881,387,779
Hartford Capital Appreciation HLS
 Fund...................................      860,251,212      683,812,164
Hartford Dividend and Growth HLS Fund...      898,266,190      685,964,179
Hartford Focus HLS Fund.................        6,959,738        5,597,165
Hartford Global Advisers HLS Fund.......       32,423,688       22,956,574
Hartford Global Communications HLS
 Fund...................................        3,581,789        4,738,907
Hartford Global Financial Services HLS
 Fund...................................        3,481,235        2,179,863
Hartford Global Health HLS Fund.........       24,717,420       18,368,584
Hartford Global Leaders HLS Fund........      160,849,881       73,093,240
Hartford Global Technology HLS Fund.....        9,050,141       17,779,921

____________________________________ SA-144 ____________________________________

                                             PURCHASES        PROCEEDS
FUND                                          AT COST        FROM SALES
----                                      ---------------  ---------------
Hartford Disciplined Equity HLS Fund....  $   193,671,481  $   165,635,707
Hartford Growth HLS Fund................      235,459,204      201,817,104
Hartford Growth Opportunities HLS
 Fund...................................      353,112,403      295,469,104
Hartford High Yield HLS Fund............    1,336,314,841    1,310,726,430
Hartford Index HLS Fund.................      315,420,242      342,132,445
Hartford International Capital
 Appreciation HLS Fund..................       72,607,263        9,378,830
Hartford International Small Company HLS
 Fund...................................       20,058,003        6,692,601
Hartford International Opportunities HLS
 Fund...................................       98,692,904       46,776,449
Hartford MidCap HLS Fund................      441,946,841      513,788,832
Hartford MidCap Value HLS Fund..........      465,502,729      420,208,715
Hartford Money Market HLS Fund..........    3,557,756,993    3,705,294,802
Hartford Mortgage Securities HLS Fund...       95,013,188      113,339,324
Hartford Small Company HLS Fund.........      565,272,693      585,354,250
Hartford SmallCap Growth HLS Fund.......      489,469,212      432,229,981
Hartford Stock HLS Fund.................      447,035,862      551,752,271
Hartford U.S. Government Securities HLS
 Fund...................................      700,253,586      643,116,848
Hartford Value HLS Fund.................      231,479,635      241,021,977
Hartford Value Opportunities HLS Fund...       92,840,497       63,409,402
Hartford Equity Income HLS Fund.........       24,235,993        2,096,193
Huntington VA Income Equity Fund........        7,454,257        2,838,148
Huntington VA Dividend Capture Fund.....       10,355,222        2,537,834
Huntington VA Growth Fund...............        4,930,642        1,680,863
Huntington VA Mid Corp AmericaFund......        4,589,144        1,320,348
Huntington VA New Economy Fund..........        1,792,023          452,788
Huntington VA Rotating Markets Fund.....        1,522,382          853,089
Huntington VA Macro 100 Fund............          951,470           17,181
Huntington VA Situs Small Cap Fund......          651,484            6,812
Merrill Lynch Global Growth V.I. Fund...            1,477           11,295
Merrill Lynch Large Cap Growth V.I.
 Fund...................................           12,916            4,547
MTB Large Cap Growth Fund II............          113,176           10,840
MTB Large Cap Value Fund II.............          223,481              344
MTB Managed Allocation Fund -- Moderate
 Growth II..............................        2,694,542           16,183
Nations Marsico International
 Opportunities Portfolio................        9,688,371        2,784,182
Nations High Yield Bond Portfolio.......        8,211,447        4,514,031
Nations International Value Portfolio...        1,172,504        1,254,930
Nations Marsico Focused Equities
 Portfolio..............................        5,448,097       15,716,200
Nations Asset Allocation Portfolio......        1,752,329        1,586,833
Nations Marsico Growth Portfolio........       15,121,273       21,162,511
Nations Marsico 21st Century
 Portfolio..............................        2,847,356        1,127,202
Nations Midcap Growth Portfolio.........        5,762,610        2,146,793
Nations Small Company Portfolio.........        3,250,029        2,430,711
Nations Value Portfolio.................        7,144,797        2,919,463
Jennison 20/20 Focus Portfolio..........           15,588           47,751
Jennison Portfolio......................           39,153          161,489
Prudential Value Portfolio..............           30,281           21,581
SP William Blair International Growth
 Portfolio..............................           23,615           68,280
Smith Barney Government Fund............              202            2,006
Smith Barney Appreciation Fund..........            3,486            3,487
Smith Barney Cash Portfolio.............            2,301            2,714

____________________________________ SA-145 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                             PURCHASES        PROCEEDS
FUND                                          AT COST        FROM SALES
----                                      ---------------  ---------------
UBS Series Trust -- U.S. Allocation
 Portfolio..............................  $     1,166,381  $     3,208,721
Victory Diversified Stock Fund..........          109,297          169,692
Victory Small Company OpportunityFund...           51,893          678,028
Wells Fargo Asset Allocation Fund.......          241,389              901
Wells Fargo Total Return Bond Fund......          123,821              476
Wells Fargo Equity Income Fund..........          134,258            2,642
Wells Fargo International Equity Fund...           71,703              138
Wells Fargo Large Company Growth Fund...          158,901            4,682
Wells Fargo Small Cap Growth Fund.......           18,582               40
STI Classic VT Capital Appreciation
 Fund...................................        1,227,695          127,344
STI Classic VT Growth and Income Fund...          671,492          548,172
STI Classic VT Mid-Cap Equity Fund......          492,557          145,299
STI Classic VT Value Income Stock
 Fund...................................          561,954          405,623
                                          ---------------  ---------------
                                          $13,387,660,893  $12,775,741,783
                                          ===============  ===============

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
American Century-Registered
 Trademark- VP Capital
 Appreciation......................      4,092,723      4,586,455           (493,732)
AIM V.I. Capital Appreciation
 Fund..............................        465,111      1,660,726         (1,195,615)
AIM V.I. High Yield Fund...........        784,258      1,439,411           (655,153)
AIM V.I. Premier Equity Fund.......        664,205      5,428,261         (4,764,056)
AllianceBernstein VP Global Bond
 Portfolio.........................        462,291        138,891            323,400
AllianceBernstein VP Growth and
 Income Portfolio..................        941,680        316,815            624,865
AmSouth Capital Growth Fund........      8,293,813      4,386,803          3,907,010
AmSouth Value Fund.................      8,860,566      9,329,442           (468,876)
AmSouth Select Equity Fund.........     15,552,770      7,103,565          8,449,205
BB&T Mid Cap Growth Fund...........      4,184,326      1,223,013          2,961,313
BB&T Capital Manager Equity Fund...      3,109,457        689,104          2,420,353
BB&T Large Cap Value Fund..........      8,085,258      4,412,313          3,672,945
BB&T Large Company Growth Fund.....      3,968,411      1,294,129          2,674,282
BB&T Special Opportunities Equity
 Fund..............................      2,513,860         34,492          2,479,368
BB&T Total Return Bond Fund........        482,460          8,796            473,664
Calvert Social Balanced
 Portfolio.........................      1,316,122      1,377,212            (61,090)
Evergreen VA Foundation Fund.......      2,250,531      1,614,560            635,971
Evergreen VA Fund..................      1,177,128        508,644            668,484
Evergreen VA Growth Fund...........      1,224,068      2,236,033         (1,011,965)
Evergreen VA International Equity
 Fund..............................      7,850,080      1,925,862          5,924,218
Evergreen VA Omega Fund............      3,446,062      2,911,494            534,568
Evergreen VA Special Values Fund...      5,883,240        573,334          5,309,906
Evergreen VA Special Equity Fund...      2,192,159      2,291,573            (99,414)
Evergreen VA High Income Fund......         45,566         33,987             11,579
Evergreen VA Growth and Income
 Fund..............................      2,170,745      2,465,102           (294,357)
Fidelity-Registered Trademark- VIP
 Asset Manager-SM-.................      3,277,369      3,458,624           (181,255)
Fidelity-Registered Trademark- VIP
 Growth............................     12,019,666     13,280,064         (1,260,398)
Fidelity-Registered Trademark- VIP
 Contrafund-Registered
 Trademark-........................      9,652,035     10,066,595           (414,560)
Fidelity-Registered Trademark- VIP
 Overseas..........................      4,672,145      4,584,900             87,245

____________________________________ SA-146 ____________________________________

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
Fifth Third Balanced VIP Fund......        351,965        250,693            101,272
Fifth Third Disciplined Value VIP
 Fund..............................      4,224,504        468,229          3,756,275
Fifth Third Mid Cap VIP Fund.......      4,826,001        457,503          4,368,498
Fifth Third Quality Growth VIP
 Fund..............................      8,630,073      1,392,034          7,238,039
First Horizon Capital Appreciation
 Portfolio.........................      2,311,960        848,781          1,463,179
First Horizon Core Equity
 Portfolio.........................      6,399,197      1,643,079          4,756,118
Hartford Advisers HLS Fund.........    267,294,150    163,333,675        103,960,475
Hartford Bond HLS Fund.............    367,756,240    255,563,076        112,193,164
Hartford Capital Appreciation HLS
 Fund..............................    377,040,751    108,737,350        268,303,401
Hartford Dividend and Growth HLS
 Fund..............................    436,364,670    238,430,642        197,934,028
Hartford Focus HLS Fund............      7,395,931      5,701,114          1,694,817
Hartford Global Advisers HLS
 Fund..............................     24,087,217     13,489,286         10,597,931
Hartford Global Communications HLS
 Fund..............................      4,564,510      5,945,907         (1,381,397)
Hartford Global Financial Services
 HLS Fund..........................      3,588,162      2,108,827          1,479,335
Hartford Global Health HLS Fund....     12,978,645     10,751,061          2,227,584
Hartford Global Leaders HLS Fund...    111,863,343     43,935,117         67,928,226
Hartford Global Technology HLS
 Fund..............................     20,057,695     39,515,591        (19,457,896)
Hartford Disciplined Equity HLS
 Fund..............................    176,105,439    142,856,631         33,248,808
Hartford Growth HLS Fund...........    199,013,593    169,178,901         29,834,692
Hartford Growth Opportunities HLS
 Fund..............................    301,145,594    249,739,074         51,406,520
Hartford High Yield HLS Fund.......  1,053,009,621  1,035,771,780         17,237,841
Hartford Index HLS Fund............    139,193,076    126,470,207         12,722,869
Hartford International Capital
 Appreciation HLS Fund.............     62,727,792      8,191,208         54,536,584
Hartford International Small
 Company HLS Fund..................     14,227,225      4,773,274          9,453,951
Hartford International
 Opportunities HLS Fund............    102,682,773     33,639,348         69,043,425
Hartford MidCap HLS Fund...........    146,848,207    171,199,389        (24,351,182)
Hartford MidCap Value HLS Fund.....    360,125,955    322,389,822         37,736,133
Hartford Money Market HLS Fund.....  1,619,955,497  1,688,810,242        (68,854,745)
Hartford Mortgage Securities HLS
 Fund..............................     42,254,101     47,851,962         (5,597,861)
Hartford Small Company HLS Fund....    322,058,804    324,110,118         (2,051,314)
Hartford SmallCap Growth HLS
 Fund..............................    424,617,010    370,562,454         54,054,556
Hartford Stock HLS Fund............    192,162,726    106,774,961         85,387,765
Hartford U.S. Government Securities
 HLS Fund..........................    622,661,243    574,184,646         48,476,597
Hartford Value HLS Fund............    228,192,512    236,931,023         (8,738,511)
Hartford Value Opportunities HLS
 Fund..............................     77,699,169     52,631,141         25,068,028
Hartford Equity VA Income HLS
 Fund..............................     22,408,141      1,888,634         20,519,507
Huntington VA Income Equity Fund...      5,969,539      2,311,317          3,658,222
Huntington VA Dividend Capture
 Fund..............................      7,180,681      1,866,016          5,314,665
Huntington VA Growth Fund..........      4,876,784      1,873,412          3,003,372
Huntington VA Mid Corp America
 Fund..............................      3,075,509        925,289          2,150,220
Huntington VA New Economy Fund.....      1,235,737        326,266            909,471
Huntington VA Rotating Markets
 Fund..............................      1,098,603        736,466            362,137
Huntington VA Macro 100 Fund.......        946,349         15,710            930,639
Huntington VA Situs Small Cap
 Fund..............................        605,115          5,842            599,273
Merrill Lynch Global Growth V.I.
 Fund..............................       --               12,565            (12,565)
Merrill Lynch Large Cap Growth V.I.
 Fund..............................         14,728          3,948             10,780
MTB Large Cap Growth Fund II.......        119,042         10,894            108,148
MTB Large Cap Value Fund II........        220,767       --                  220,767
MTB Managed Allocation Fund --
 Moderate Growth II................      2,738,964         12,044          2,726,920

____________________________________ SA-147 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
Nations Marsico International
 Opportunities Portfolio...........      7,160,794      1,864,982          5,295,812
Nations High Yield Bond
 Portfolio.........................      4,300,124      3,108,699          1,191,425
Nations International Value
 Portfolio.........................        203,199      1,031,948           (828,749)
Nations Marsico Focused Equities
 Portfolio.........................      4,315,416     10,379,585         (6,064,169)
Nations Asset Allocation
 Portfolio.........................      1,662,424      1,490,263            172,161
Nations Marsico Growth Portfolio...     11,438,912     20,021,501         (8,582,589)
Nations Marsico 21st Century
 Portfolio.........................      3,337,845      1,295,412          2,042,433
Nations Midcap Growth Portfolio....      8,626,195      2,864,961          5,761,234
Nations Small Company Portfolio....      3,309,129      2,279,208          1,029,921
Nations Value Portfolio............      6,758,111      2,571,938          4,186,173
Jennison 20/20 Focus Portfolio.....         17,053         43,333            (26,280)
Jennison Portfolio.................         73,840        241,206           (167,366)
Prudential Value Portfolio.........         26,812         14,325             12,487
SP William Blair International
 Growth Portfolio..................         30,858         81,203            (50,345)
Smith Barney Government Fund.......       --                  613               (613)
Smith Barney Appreciation Fund.....       --                  158               (158)
Smith Barney Cash Portfolio........       --                   68                (68)
UBS Series Trust -- U.S. Allocation
 Portfolio.........................      1,025,914      3,017,363         (1,991,449)
Victory Diversified Stock Fund.....         10,798         15,748             (4,950)
Victory Small Company Opportunity
 Fund..............................          2,919         50,488            (47,569)
Wells Fargo Asset Allocation
 Fund..............................        223,686       --                  223,686
Wells Fargo Total Return Bond
 Fund..............................        108,220       --                  108,220
Wells Fargo Equity Income Fund.....        125,145          1,838            123,307
Wells Fargo International Equity
 Fund..............................         67,504       --                   67,504
Wells Fargo Large Company Growth
 Fund..............................        170,755          4,098            166,657
Wells Fargo Small Cap Growth
 Fund..............................         18,394       --                   18,394
STI Classic VT Capital Appreciation
 Fund..............................        369,416         71,471            297,945
STI Classic VT Growth and Income
 Fund..............................        345,267        394,793            (49,526)
STI Classic VT Mid-Cap Equity
 Fund..............................        162,696         95,274             67,422
STI Classic VT Value Income Stock
 Fund..............................        253,199        272,057            (18,858)

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
American Century VP Capital
 Appreciation Fund.................      4,549,451      4,168,710            380,741
AIM V.I. Capital Appreciation
 Fund..............................        996,767      2,721,971         (1,725,204)
AIM V.I. High Yield Fund...........      1,300,188      2,357,012         (1,056,824)
AIM V.I. Premier Equity Fund.......      1,116,259      6,831,916         (5,715,657)
AllianceBernstein VP Global Bond
 Portfolio.........................        390,335        494,345           (104,010)
AllianceBernstein VP Growth and
 Income Portfolio..................        367,137        539,224           (172,088)
AmSouth Capital Growth Fund........      9,651,508      1,419,940          8,231,568
AmSouth Value Fund.................     10,370,807      9,354,744          1,016,062
AmSouth Select Equity Fund.........     16,563,473      6,101,914         10,461,559
BB&T Capital Appreciation Fund.....      7,795,941        629,497          7,166,444
BB&T Capital Manager Aggressive
 Growth Fund.......................      3,108,748        913,356          2,195,392
BB&T Growth and Income Fund........     16,066,973      4,416,395         11,650,578
BB&T Large Company Growth Fund.....      6,347,797        233,810          6,113,987
Calvert Social Balanced
 Portfolio.........................        149,849        168,911            (19,062)
Evergreen VA Foundation Fund.......      2,217,316      1,936,721            280,595

____________________________________ SA-148 ____________________________________

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
Evergreen VA Fund..................        391,073        323,048             68,025
Evergreen VA Growth Fund...........      1,889,325      2,364,816           (475,491)
Evergreen VA International Equity
 Fund..............................      1,104,862      2,307,223         (1,202,361)
Evergreen VA Omega Fund............      4,525,754      3,234,379          1,291,375
Evergreen VA Special Values Fund...      2,132,889        292,740          1,840,149
Evergreen VA Special Equity Fund...      2,963,164        716,586          2,246,578
Evergreen VA High Income Fund......         42,026          7,474             34,552
Evergreen VA Growth and Income
 Fund..............................     17,020,767     19,081,104         (2,060,336)
First American International
 Portfolio.........................       --                   48                (48)
First American Large Cap Growth
 Portfolio.........................             89             58                 31
First American Small Cap Growth
 Portfolio.........................          9,634            183              9,451
First American Technology
 Portfolio.........................            274            122                152
Fidelity-Registered Trademark- VIP
 Asset Manager-SM-.................        502,997        373,491            129,506
Fidelity-Registered Trademark- VIP
 Growth............................      1,485,905      1,688,140           (202,234)
Fidelity-Registered Trademark- VIP
 Contrafund........................      1,089,648      1,155,731            (66,083)
Fidelity-Registered Trademark- VIP
 Overseas..........................     16,485,921     16,270,911            215,009
Fifth Third Balanced VIP Fund......        822,231         54,506            767,725
Fifth Third Disciplined Value VIP
 Fund..............................      3,646,268        121,513          3,524,756
Fifth Third Mid Cap VIP Fund.......      3,753,056        163,495          3,589,561
Fifth Third Quality Growth VIP
 Fund..............................      6,505,854        670,054          5,835,801
First Horizon Capital Appreciation
 Portfolio.........................      1,027,859         83,459            944,400
First Horizon Growth & Income
 Portfolio.........................      5,758,286      1,028,957          4,729,328
Hartford Advisers HLS Fund.........    247,120,985    135,201,776        111,919,210
Hartford Bond HLS Fund.............    339,242,689    253,938,633         85,304,056
Hartford Capital Appreciation HLS
 Fund..............................    300,669,055     76,153,245        224,515,810
Hartford Dividend and Growth HLS
 Fund..............................    368,960,078    208,928,339        160,031,739
Hartford Focus HLS Fund............     23,651,426     18,809,067          4,842,359
Hartford Global Advisers HLS
 Fund..............................    111,188,296    106,486,124          4,702,172
Hartford Global Communications HLS
 Fund..............................     11,062,983      3,993,661          7,069,322
Hartford Global Financial Services
 HLS Fund..........................     21,375,520     16,106,756          5,268,764
Hartford Global Health HLS Fund....    124,884,956    108,314,727         16,570,228
Hartford Global Leaders HLS Fund...    487,048,348    470,951,755         16,096,593
Hartford Global Technology HLS
 Fund..............................    227,064,363    191,354,809         35,709,554
Hartford Disciplined Equity HLS
 Fund..............................    303,370,909    256,043,286         47,327,623
Hartford Growth HLS Fund...........     75,229,110     27,289,834         47,939,276
Hartford Growth Opportunities HLS
 Fund..............................    115,399,036     84,005,755         31,393,281
Hartford High Yield HLS Fund.......    853,560,743    739,695,856        113,864,887
Hartford Index HLS Fund............     63,696,218     34,762,235         28,933,983
Hartford International Capital
 Appreciation HLS Fund.............     94,444,616     75,295,916         19,148,700
Hartford International Small
 Company HLS Fund..................     51,560,945     44,290,200          7,270,744
Hartford International
 Opportunities HLS Fund............    903,962,702    906,134,325         (2,171,623)
Hartford MidCap HLS Fund...........    159,026,604    189,556,309        (30,529,704)
Hartford MidCap Value HLS Fund.....    452,506,131    378,988,441         73,517,691
Hartford Money Market HLS Fund.....  1,965,336,278  2,090,689,768       (125,353,490)
Hartford Mortgage Securities HLS
 Fund..............................     70,314,850     71,426,529         (1,111,680)
Hartford Small Company HLS Fund....    386,844,915    351,010,673         35,834,243
Hartford Small Cap Growth HLS
 Fund..............................    447,682,000    400,117,018         47,564,982
Hartford Stock HLS Fund............    136,549,902     92,632,033         43,917,869
Hartford U.S. Government Securities
 HLS Fund..........................    508,871,403    483,815,823         25,055,579

____________________________________ SA-149 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                         UNITS          UNITS              NET
FUND                                    ISSUED        REDEEMED     INCREASE (DECREASE)
----                                 -------------  -------------  -------------------
Hartford Value HLS Fund............    167,469,886    114,430,301         53,039,584
Hartford Value Opportunities HLS
 Fund..............................     18,907,913      1,467,798         17,440,115
Hartford Equity Income HLS Fund....      1,652,431         27,195          1,625,236
Huntington Income Equity Fund......     12,131,425      1,207,123         10,924,302
Huntington VA Dividend Capture
 Fund..............................     11,530,934        886,970         10,643,964
Huntington VA Growth Fund..........      9,933,291        663,778          9,269,513
Huntington VA Mid Corp America
 Fund..............................      5,437,559        502,467          4,935,092
Huntington VA New Economy Fund.....      1,651,016        181,829          1,469,187
Huntington VA Rotating Index
 Fund..............................      2,912,223        257,748          2,654,475
Merrill Lynch Global Growth V.I.
 Fund..............................         22,047          3,703             18,344
Merrill Lynch Large Cap Growth V.I.
 Fund..............................         29,238         11,788             17,451
Marsico International Opportunities
 Portfolio.........................      6,660,409      1,465,299          5,195,110
Nations High Yield Bond............     11,169,365      1,847,429          9,321,935
Nations International Value
 Portfolio.........................         72,217      2,070,071         (1,997,854)
Nations Marsico Focused Equities
 Portfolio.........................      8,734,687     11,098,468         (2,363,781)
Nations Asset Allocation
 Portfolio.........................      2,422,254      1,613,845            808,409
Nations Capital Growth Portfolio...      4,519,432      2,523,316          1,996,116
Nations Marsico Growth Portfolio...      4,008,250      8,292,169         (4,283,919)
Nations Marsico 21st Century
 Portfolio.........................      2,281,112        926,455          1,354,657
Nations Midcap Growth Portfolio....     14,532,808      1,357,329         13,175,479
Nations Small Company Portfolio....      6,324,206      1,398,116          4,926,090
Nations Value Portfolio............     10,787,545      3,098,630          7,688,915
Jennison 20/20 Focus Portfolio.....        130,966        115,203             15,762
Jennison Portfolio.................        278,155      1,118,158           (840,003)
Prudential Value Portfolio.........        257,193        144,294            112,899
SP Jennison International Growth
 Portfolio.........................        690,561        554,048            136,513
Smith Barney Government Fund.......       --                  629               (629)
Smith Barney Appreciation Fund.....       --                5,104             (5,104)
Smith Barney Cash Portfolio........       --                   75                (75)
UBS Series Trust Tactical
 Allocation Portfolio..............      1,358,138      4,869,461         (3,511,323)
Victory Diversified Stock Fund.....         45,274         19,410             25,864
Victory Small Company Opportunity
 Fund..............................         23,093          2,158             20,936
STI Classic VT Capital Appreciation
 Fund..............................      1,458,331        262,024          1,196,307
STI Classic VT Growth & Income
 Fund..............................      1,125,502         52,399          1,073,104
STI Classic VT Mid-Cap Equity
 Fund..............................        332,960         14,843            318,117
STI Classic VT Value Income Stock
 Fund..............................      1,235,733        121,360          1,114,373

____________________________________ SA-150 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units owned by participants, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each Sub-Account had issued or outstanding during the reporting period.

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
AMERICAN CENTURY-REGISTERED TRADEMARK- VP CAPITAL APPRECIATION
  2004  Lowest contract charges           69,467   $ 1.195042   $       83,016    0.73%      --          6.83%
        Highest contract charges         344,090     1.188741          409,034    1.24%      --          3.25%
        Remaining contract
        charges                        2,161,965      --             2,513,972    --         --         --
  2003  Lowest contract charges          452,502     1.118606          506,172    0.73%      --         19.64%
        Highest contract charges       2,616,752     1.084906        2,838,930    1.25%      --         18.98%
        Remaining contract
        charges                         --            --              --          --         --         --
  2002  Lowest contract charges          109,764     0.935019          102,631    0.71%      --        (21.75)%
        Highest contract charges       2,578,750     0.911849        2,351,431    1.25%      --        (22.18)%
        Remaining contract
        charges                         --            --              --          --         --         --
  2001  Lowest contract charges          410,755     1.194927          490,822    0.69%      --        (28.57)%
        Highest contract charges       2,923,529     1.171752        3,425,651    1.24%      --        (28.96)%
        Remaining contract
        charges                         --            --              --          --         --         --
AIM V.I. CAPITAL APPRECIATION FUND
  2004  Lowest contract charges        6,332,460     0.969208        6,137,469    1.25%      --          5.30%
        Highest contract charges          25,318     0.854079           21,624    1.83%      --          4.67%
        Remaining contract
        charges                        2,079,808      --             1,993,610    --         --         --
  2003  Lowest contract charges        7,270,716     0.920414        6,692,069    1.25%      --         27.91%
        Highest contract charges         188,162     0.906368          170,544    1.74%      --         27.27%
        Remaining contract
        charges                        2,174,323      --             1,983,986    --         --         --
  2002  Lowest contract charges        9,360,063     0.719565        6,735,174    1.26%      --        (25.30)%
        Highest contract charges          88,089     0.712140           62,732    1.17%      --        (20.48)%
        Remaining contract
        charges                        1,910,251      --             1,366,912    --         --         --
  2001  Lowest contract charges       12,461,155     0.963222       12,002,858    1.24%      --        (24.24)%
        Highest contract charges         196,247     0.957596          187,925    1.43%      --        (28.88)%
        Remaining contract
        charges                        2,201,218      --             2,112,044    --         --         --
AIM V.I. HIGH YIELD FUND
  2004  Lowest contract charges        5,263,359     0.957756        5,041,016    1.25%       2.94%      9.87%
        Highest contract charges          11,738     0.933538           10,958    1.99%       2.95%      9.05%
        Remaining contract
        charges                        1,465,766      --             1,392,965    --         --         --
  2003  Lowest contract charges        5,861,434     0.871738        5,109,635    1.25%       6.95%     26.45%
        Highest contract charges          12,513     0.856094           10,712    1.27%      30.96%     13.61%
        Remaining contract
        charges                        1,522,069      --             1,315,136    --         --         --
  2002  Lowest contract charges        6,972,227     0.689391        4,806,590    1.25%      --         (7.01)%
        Highest contract charges          53,422     0.682312           36,450    1.11%      --         (6.59)%
        Remaining contract
        charges                        1,427,191      --               978,321    --         --         --
  2001  Lowest contract charges        8,484,655     0.741345        6,290,057    1.24%       9.96%     (6.18)%
        Highest contract charges         106,205     0.737050           78,278    1.42%      29.30%    (13.71)%
        Remaining contract
        charges                        1,312,302      --               969,209    --         --         --

____________________________________ SA-151 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
AIM V.I. PREMIER EQUITY FUND
  2004  Lowest contract charges       17,828,033   $ 0.867136   $   15,459,328    1.25%       0.43%      4.46%
        Highest contract charges          28,487     0.770145           21,939    1.82%       1.09%      3.83%
        Remaining contract
        charges                        4,735,953      --             4,066,960    --         --         --
  2003  Lowest contract charges       22,010,952     0.830127       18,271,885    1.25%       0.29%     23.53%
        Highest contract charges         120,573     0.817486           98,567    1.73%       0.56%     22.91%
        Remaining contract
        charges                        5,225,004      --             4,306,057    --         --         --
  2002  Lowest contract charges       27,105,865     0.672012       18,215,467    1.26%       0.29%    (31.13)%
        Highest contract charges         302,972     0.665765          201,708    1.60%       0.30%    (31.37)%
        Remaining contract
        charges                        5,663,349      --             3,786,116    --         --         --
  2001  Lowest contract charges       35,646,542     0.975718       34,780,973    1.23%       0.12%    (13.65)%
        Highest contract charges         302,889     0.970041          293,815    1.43%       0.27%    (18.10)%
        Remaining contract
        charges                        7,002,767      --             6,807,704    --         --         --
ALLIANCEBERNSTEIN VP GLOBAL BOND PORTFOLIO
  2004  Lowest contract charges           10,798     1.302509           14,066    1.09%       0.79%      8.08%
        Highest contract charges          20,742     1.258821           26,111    1.94%      --          7.17%
        Remaining contract
        charges                        1,458,040      --             1,877,763    --         --         --
  2003  Lowest contract charges              360     1.205094              434    0.68%      --          7.91%
        Highest contract charges           9,291     1.177112           10,937    1.85%       5.12%     11.01%
        Remaining contract
        charges                        1,156,529      --             1,384,065    --         --         --
  2002  Lowest contract charges        1,057,195     1.078367        1,140,044    1.25%       0.78%     15.14%
        Highest contract charges           4,955     1.060382            5,254    1.82%      --         14.46%
        Remaining contract
        charges                          208,041      --               217,114    --         --         --
  2001  Lowest contract charges          710,781     0.936542          665,676    1.24%       3.86%     (6.24)%
        Highest contract charges          44,166     0.905750           40,004    1.49%       4.15%     (6.47)%
        Remaining contract
        charges                           20,830      --                19,431    --         --         --
ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO
  2004  Lowest contract charges           54,909     1.197124           65,735    1.13%       0.65%      9.95%
        Highest contract charges          15,219     1.156961           17,607    1.95%      --          9.02%
        Remaining contract
        charges                        3,721,614      --             4,385,159    --         --         --
  2003  Lowest contract charges            9,774     1.088789           10,642    0.77%      --         23.18%
        Highest contract charges         165,416     0.956562          158,231    1.59%       0.87%     30.09%
        Remaining contract
        charges                        2,991,687      --             3,243,992    --         --         --
  2002  Lowest contract charges        3,250,351     0.833485        2,709,119    1.25%       0.55%    (23.23)%
        Highest contract charges          14,828     0.735319           10,903    1.32%      --        (23.50)%
        Remaining contract
        charges                           73,785      --                56,966    --         --         --
  2001  Lowest contract charges        3,346,863     1.085712        3,633,729    1.24%       1.03%     (1.26)%
        Highest contract charges          42,807     1.000425           42,825    1.48%       0.95%     (1.51)%
        Remaining contract
        charges                           31,816      --                34,406    --         --         --

____________________________________ SA-152 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
AMSOUTH CAPITAL GROWTH FUND
  2004  Lowest contract charges          270,040   $ 0.833755   $      225,149    1.14%       0.66%      3.28%
        Highest contract charges          33,857     0.808463           27,373    2.14%       2.18%      2.20%
        Remaining contract
        charges                       16,609,739      --            13,630,909    --         --         --
  2003  Lowest contract charges          120,040     0.807308           96,909    0.75%      --         18.57%
        Highest contract charges         172,779     0.791074          136,681    2.12%      --         23.26%
        Remaining contract
        charges                       12,713,807      --            10,175,941    --         --         --
  2002  Lowest contract charges        2,199,019     0.648668        1,426,433    1.25%      --        (26.81)%
        Highest contract charges          27,760     0.641798           17,816    0.84%      --         (4.62)%
        Remaining contract
        charges                        2,548,279      --             1,645,108    --         --         --
  2001  Lowest contract charges        1,166,706     0.886288        1,034,038    0.81%      --        (11.37)%
        Highest contract charges         153,681     0.883028          135,705    1.16%      --        (11.70)%
        Remaining contract
        charges                          584,572      --               517,305    --         --         --
AMSOUTH VALUE FUND
  2004  Lowest contract charges          266,306     1.402760          373,566    1.12%       0.68%     13.90%
        Highest contract charges             538     0.919649              494    2.25%       0.85%     12.60%
        Remaining contract
        charges                       51,957,179      --            60,846,628    --         --         --
  2003  Lowest contract charges           10,635     1.231594           13,099    0.76%       0.68%     20.70%
        Highest contract charges         259,183     0.816772          211,694    2.13%       0.87%     19.29%
        Remaining contract
        charges                       52,423,081      --            56,242,779    --         --         --
  2002  Lowest contract charges       35,028,298     1.022520       35,817,136    1.25%       1.15%    (14.14)%
        Highest contract charges             252     0.684699              173    1.13%       0.42%      0.72%
        Remaining contract
        charges                       16,648,289      --            12,541,176    --         --         --
  2001  Lowest contract charges       50,143,877     1.190885       59,715,591    1.24%       1.44%    (12.10)%
        Highest contract charges         504,359     0.803027          405,014    1.61%       1.14%    (15.51)%
        Remaining contract
        charges                       19,070,380      --            17,347,983    --         --         --
AMSOUTH SELECT EQUITY FUND
  2004  Lowest contract charges          786,864     1.225442          964,254    1.14%       0.46%      8.39%
        Highest contract charges             623     1.485002              926    2.25%       0.52%      7.20%
        Remaining contract
        charges                       48,794,077      --            67,791,483    --         --         --
  2003  Lowest contract charges          227,217     1.130642          256,901    0.76%       0.88%     23.65%
        Highest contract charges         207,543     1.385975          287,649    2.13%       0.69%     23.56%
        Remaining contract
        charges                       40,697,599      --            51,058,996    --         --         --
  2002  Lowest contract charges       21,640,834     0.906248       19,611,963    1.25%       0.69%     (9.57)%
        Highest contract charges          27,378     1.121691           30,710    0.87%       1.32%     (2.00)%
        Remaining contract
        charges                        9,002,587      --             9,864,041    --         --         --
  2001  Lowest contract charges       15,532,265     1.002159       15,565,799    1.22%       0.50%      6.91%
        Highest contract charges          94,977     1.249086          118,634    1.62%       0.49%     11.57%
        Remaining contract
        charges                        3,086,370      --             3,700,211    --         --         --

____________________________________ SA-153 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
BB&T MID CAP GROWTH FUND
  2004  Lowest contract charges        1,876,636   $ 1.318301   $    2,473,973    1.15%      --         15.86%
        Highest contract charges          34,008     1.467816           49,918    2.04%      --         14.82%
        Remaining contract
        charges                       10,008,255      --            13,193,940    --         --         --
  2003  Lowest contract charges          801,388     1.137892          911,893    0.76%      --         32.58%
        Highest contract charges          21,337     1.122780           23,957    1.94%      --         33.93%
        Remaining contract
        charges                        8,134,861      --             9,218,334    --         --         --
  2002  Lowest contract charges        1,127,646     0.843117          950,737    1.24%      --        (21.00)%
        Highest contract charges           2,989     0.838321            2,506    0.81%      --         (8.51)%
        Remaining contract
        charges                          660,508      --               554,806    --         --         --
  2001  Lowest contract charges           15,524     1.067183           16,567    0.25%      --          6.72%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
BB&T CAPITAL MANAGER EQUITY FUND
  2004  Lowest contract charges        1,541,663     0.971988        1,498,476    1.14%       0.93%     10.63%
        Highest contract charges          30,207     1.363497           41,187    2.04%       0.82%      9.64%
        Remaining contract
        charges                        6,903,775      --             6,812,501    --         --         --
  2003  Lowest contract charges          530,957     0.878589          466,493    0.76%       0.69%     21.80%
        Highest contract charges           4,201     1.244014            5,225    1.99%       0.42%     22.99%
        Remaining contract
        charges                        5,520,134      --             4,833,313    --         --         --
  2002  Lowest contract charges        2,697,569     0.708537        1,911,327    1.25%       0.16%    (22.26)%
        Highest contract charges           1,373     1.011459            1,389    0.54%       0.50%      1.15%
        Remaining contract
        charges                        1,160,958      --               818,342    --         --         --
  2001  Lowest contract charges        1,824,567     0.911406        1,662,921    0.81%       0.16%     (8.86)%
        Highest contract charges         385,192     0.909273          350,245    1.03%       0.15%     (9.07)%
        Remaining contract
        charges                          397,129      --               361,464    --         --         --
BB&T LARGE CAP VALUE FUND
  2004  Lowest contract charges        1,916,169     1.453613        2,785,369    1.15%       2.00%     11.88%
        Highest contract charges          29,919     1.391372           41,628    2.17%       2.50%     10.72%
        Remaining contract
        charges                       54,602,008      --            78,840,621    --         --         --
  2003  Lowest contract charges          687,732     1.299239          893,528    0.76%       1.71%     20.31%
        Highest contract charges           5,176     1.258714            6,515    1.33%       2.12%     19.58%
        Remaining contract
        charges                       52,182,243      --            67,551,187    --         --         --
  2002  Lowest contract charges       36,695,691     1.063489       39,025,463    1.25%       1.56%    (20.64)%
        Highest contract charges             903     1.039115              938    0.55%       1.56%      3.91%
        Remaining contract
        charges                        4,527,981      --             4,781,911    --         --         --
  2001  Lowest contract charges       36,387,731     1.340141       48,764,690    1.23%       1.44%     (1.09)%
        Highest contract charges         427,020     1.332333          568,932    1.43%       1.55%     (1.77)%
        Remaining contract
        charges                        2,396,723      --             3,202,165    --         --         --

____________________________________ SA-154 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
BB&T LARGE COMPANY GROWTH FUND
  2004  Lowest contract charges        1,165,479   $ 0.979816   $    1,141,954    1.15%       0.60%      4.42%
        Highest contract charges          12,700     1.278399           16,235    2.18%       1.26%      3.33%
        Remaining contract
        charges                        9,174,461      --             9,147,329    --         --         --
  2003  Lowest contract charges          456,061     0.938343          427,942    0.76%      --         21.09%
        Highest contract charges           1,950     0.925870            1,805    1.92%      --         25.55%
        Remaining contract
        charges                        7,220,347      --             6,747,330    --         --         --
  2002  Lowest contract charges        1,203,969     0.741673          892,951    1.24%      --        (31.34)%
        Highest contract charges           5,032     0.737908            3,713    0.71%      --         (4.92)%
        Remaining contract
        charges                          355,370      --               262,551    --         --         --
  2001  Lowest contract charges           31,189     1.080153           33,689    0.25%      --          8.02%
        Highest contract charges          11,333     1.079811           12,237    0.23%      --          7.98%
        Remaining contract
        charges                         --            --              --          --         --         --
BB&T SPECIAL OPPORTUNITIES EQUITY FUND
  2004  Lowest contract charges        1,146,976     1.209632        1,387,421    0.49%      --         20.96%
        Highest contract charges          17,108     1.204174           20,601    0.94%      --         20.42%
        Remaining contract
        charges                        1,315,284      --             1,587,650    --         --         --
BB&T TOTAL RETURN BOND FUND
  2004  Lowest contract charges          198,559     1.013539          201,247    0.46%       1.08%      1.35%
        Highest contract charges          98,811     1.010047           99,804    0.82%       1.15%      1.01%
        Remaining contract
        charges                          176,294      --               178,407    --         --         --
CALVERT SOCIAL BALANCED PORTFOLIO
  2004  Lowest contract charges           37,434     3.037979          113,724    0.70%       1.63%      7.50%
        Highest contract charges         189,326     2.930509          554,821    1.21%       2.30%      5.93%
        Remaining contract
        charges                          975,062      --             2,858,631    --         --         --
  2003  Lowest contract charges           45,254     2.825967          127,885    0.70%       1.90%     18.49%
        Highest contract charges       1,217,658     2.741041        3,337,648    1.25%       1.95%     17.84%
        Remaining contract
        charges                         --            --              --          --         --         --
  2002  Lowest contract charges           50,131     2.385028          119,565    0.71%       0.93%    (12.76)%
        Highest contract charges       1,231,841     2.326095        2,865,380    1.25%       2.55%    (13.24)%
        Remaining contract
        charges                         --            --              --          --         --         --
  2001  Lowest contract charges          195,446     2.733950          534,341    0.69%       3.78%     (7.59)%
        Highest contract charges       1,388,450     2.681111        3,722,588    1.23%       3.63%     (8.10)%
        Remaining contract
        charges                         --            --              --          --         --         --
EVERGREEN VA FOUNDATION FUND
  2004  Lowest contract charges          119,414     0.934277          111,568    1.15%       1.35%      5.09%
        Highest contract charges          20,732     0.895985           18,575    2.22%       1.93%      3.95%
        Remaining contract
        charges                        8,844,586      --             7,992,337    --         --         --
  2003  Lowest contract charges           61,542     0.888991           54,710    0.75%       7.91%     11.86%
        Highest contract charges           6,322     0.861982            5,449    2.12%       3.76%     13.32%
        Remaining contract
        charges                        8,280,897      --             7,130,324    --         --          0.00%
  2002  Lowest contract charges        1,731,127     0.776983        1,345,056    1.25%       2.15%    (10.79)%
        Highest contract charges           6,071     0.761811            4,625    1.71%      11.45%    (11.28)%
        Remaining contract
        charges                        6,330,968      --             4,716,173    --         --         --
  2001  Lowest contract charges        1,878,958     0.870926        1,636,433    1.22%       2.84%     (9.70)%
        Highest contract charges         230,050     0.860215          197,893    1.57%       2.58%    (10.02)%
        Remaining contract
        charges                        1,148,610      --               994,772    --         --         --

____________________________________ SA-155 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
EVERGREEN VA FUND
  2004  Lowest contract charges          309,558   $ 0.697909   $      216,042    1.14%       0.19%      7.15%
        Highest contract charges          84,310     1.159448           97,753    2.21%      --          5.98%
        Remaining contract
        charges                        2,792,540      --             2,118,393    --         --         --
  2003  Lowest contract charges          102,515     0.651337           66,772    0.77%      --         21.61%
        Highest contract charges           8,237     0.640850            5,279    1.91%      --         24.99%
        Remaining contract
        charges                        2,407,172      --             1,567,576    --         --         --
  2002  Lowest contract charges        2,090,080     0.517151        1,080,887    1.25%       0.14%    (24.69)%
        Highest contract charges          18,568     0.513497            9,535    1.62%       0.24%    (24.95)%
        Remaining contract
        charges                          341,250      --               175,820    --         --         --
EVERGREEN VA GROWTH FUND
  2004  Lowest contract charges           79,434     1.249582           99,260    1.14%      --         12.56%
        Highest contract charges          47,612     0.876249           41,720    2.22%      --         11.33%
        Remaining contract
        charges                        9,489,275      --            11,014,994    --         --         --
  2003  Lowest contract charges           21,150     1.110137           23,479    0.74%      --         31.87%
        Highest contract charges         429,079     0.791692          339,698    1.92%      --         36.31%
        Remaining contract
        charges                       10,178,057      --            10,622,946    --         --         --
  2002  Lowest contract charges        9,652,623     0.808212        7,801,366    1.25%      --        (27.82)%
        Highest contract charges          55,732     0.579420           32,292    1.73%      --        (28.21)%
        Remaining contract
        charges                        1,395,423      --               840,128    --         --         --
  2001  Lowest contract charges       12,015,801     1.119662       13,453,636    1.24%      --         (7.84)%
        Highest contract charges          10,280     0.809335            8,320    1.26%      --         (9.98)%
        Remaining contract
        charges                        1,355,213      --             1,132,579    --         --         --
EVERGREEN VA INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges          307,411     1.443680          443,802    1.13%       3.28%     17.85%
        Highest contract charges         269,911     0.868284          234,360    2.20%       4.36%     16.56%
        Remaining contract
        charges                       18,682,775      --            22,175,467    --         --         --
  2003  Lowest contract charges           13,712     1.225041           16,797    0.75%       2.52%     30.49%
        Highest contract charges          34,086     0.744937           25,392    2.13%       1.39%     28.54%
        Remaining contract
        charges                       13,288,081      --            15,363,489    --         --         --
  2002  Lowest contract charges       12,391,367     0.943918       11,696,434    1.25%       1.35%    (11.58)%
        Highest contract charges          65,594     0.580403           38,071    1.80%       1.78%    (12.07)%
        Remaining contract
        charges                        2,081,281      --             1,429,974    --         --         --
  2001  Lowest contract charges      150,166,679     1.067563       16,031,251    1.24%       0.92%    (18.90)%
        Highest contract charges          47,346     0.660048           31,251    1.64%       1.04%    (19.18)%
        Remaining contract
        charges                        2,042,436      --             1,662,405    --         --         --

____________________________________ SA-156 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
EVERGREEN VA OMEGA FUND
  2004  Lowest contract charges          129,393   $ 0.795314   $      102,910    1.14%      --          5.99%
        Highest contract charges          59,045     0.601763           35,531    2.22%      --          4.83%
        Remaining contract
        charges                       14,975,575      --            10,491,896    --         --         --
  2003  Lowest contract charges           38,049     0.750388           28,552    0.73%      --         30.27%
        Highest contract charges          40,045     0.574241           22,996    1.40%      --         29.44%
        Remaining contract
        charges                       14,551,351      --             9,849,752    --         --         --
  2002  Lowest contract charges        8,143,614     0.542221        4,415,639    1.26%      --        (26.31)%
        Highest contract charges         173,608     0.419453           72,820    1.80%      --        (26.71)%
        Remaining contract
        charges                        5,020,847      --             2,225,791    --         --         --
  2001  Lowest contract charges       10,424,815     0.735796        7,670,537    1.23%      --        (15.85)%
        Highest contract charges         105,896     0.572332           60,608    1.63%      --        (18.17)%
        Remaining contract
        charges                        5,636,960      --             3,463,264    --         --         --
EVERGREEN VA SPECIAL VALUES FUND
  2004  Lowest contract charges          424,624     1.636527          694,911    1.14%       1.93%     19.00%
        Highest contract charges         243,981     1.236897          301,780    2.22%       1.72%     17.70%
        Remaining contract
        charges                        8,088,737      --            11,938,436    --         --         --
  2003  Lowest contract charges           63,835     1.375251           87,790    0.74%       0.54%     33.28%
        Highest contract charges          14,316     1.050919           15,045    2.15%       0.12%     26.76%
        Remaining contract
        charges                        3,369,285      --             4,428,913    --         --         --
  2002  Lowest contract charges          882,495     1.074467          948,211    1.25%       0.48%    (15.03)%
        Highest contract charges          12,879     0.829049           10,677    0.87%       0.37%     (4.93)%
        Remaining contract
        charges                          711,915      --               711,308    --         --         --
EVERGREEN VA SPECIAL EQUITY FUND
  2004  Lowest contract charges          185,752     0.912365          169,474    1.14%      --          4.63%
        Highest contract charges          31,745     0.772369           24,519    2.22%      --          3.49%
        Remaining contract
        charges                        2,741,187      --             2,249,156    --         --         --
  2003  Lowest contract charges           78,071     0.872002           68,078    0.75%      --         41.44%
        Highest contract charges         651,618     0.750757          489,207    1.92%      --         49.04%
        Remaining contract
        charges                        2,328,409      --             1,843,570    --         --         --
  2002  Lowest contract charges          553,490     0.580614          321,364    1.26%      --        (28.08)%
        Highest contract charges           8,617     0.504460            4,347    1.60%      --        (28.34)%
        Remaining contract
        charges                          249,412      --               132,049    --         --         --
  2001  Lowest contract charges          609,028     0.807353          491,701    1.24%      --         (9.25)%
        Highest contract charges           4,523     0.703921            3,184    1.57%      --         (9.57)%
        Remaining contract
        charges                          253,600      --               190,281    --         --         --
EVERGREEN VA HIGH INCOME FUND
  2004  Lowest contract charges          171,469     1.285642          220,449    1.25%       5.72%      7.34%
        Highest contract charges           4,966     1.267677            6,295    1.60%       5.58%      6.96%
        Remaining contract
        charges                           24,307      --                31,007    --         --         --
  2003  Lowest contract charges          160,699     1.197761          192,479    1.25%      14.40%     16.83%
        Highest contract charges           4,840     1.185150            5,737    1.60%      12.03%     16.43%
        Remaining contract
        charges                           23,624      --                28,132    --         --         --
  2002  Lowest contract charges          130,448     1.025185          133,733    0.20%       3.10%      3.87%
        Highest contract charges           4,841     1.017949            4,927    0.26%       3.10%      3.81%
        Remaining contract
        charges                           19,323      --                19,734    --         --         --

____________________________________ SA-157 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
EVERGREEN VA GROWTH AND INCOME FUND
  2004  Lowest contract charges          135,262   $ 1.142503   $      154,538    1.14%       1.67%      7.96%
        Highest contract charges           2,072     1.069121            2,216    2.21%       2.16%      6.78%
        Remaining contract
        charges                       15,305,910      --            17,448,596    --         --         --
  2003  Lowest contract charges           42,605     1.058254           45,087    0.10%       0.74%      5.83%
        Highest contract charges          49,017     1.057417           51,832    0.18%       0.67%      5.74%
        Remaining contract
        charges                       15,645,979      --            16,555,037    --         --         --
  2002  Lowest contract charges       18,379,730     1.129941       20,768,011    1.24%       0.56%    (14.04)%
        Highest contract charges           3,152     1.126850            3,552    1.62%      --        (15.26)%
        Remaining contract
        charges                        2,456,384      --             2,776,219    --         --         --
FIDELITY-REGISTERED TRADEMARK- VIP ASSET MANAGER-SM-
  2004  Lowest contract charges           46,988     1.861751           87,479    0.70%       3.02%      4.73%
        Highest contract charges         246,354     1.795894          442,425    1.20%      --          2.93%
        Remaining contract
        charges                        2,501,165      --             4,512,990    --         --         --
  2003  Lowest contract charges           58,807     1.777621          104,536    0.70%       4.01%     17.15%
        Highest contract charges       2,916,955     1.724182        5,029,361    1.25%       3.43%     16.51%
        Remaining contract
        charges                         --            --              --          --         --         --
  2002  Lowest contract charges           69,479     1.517357          105,425    0.70%       4.63%     (9.37)%
        Highest contract charges       2,776,777     1.479850        4,109,212    1.25%       3.99%     (9.86)%
        Remaining contract
        charges                         --            --              --          --         --         --
  2001  Lowest contract charges          134,482     1.674142          225,143    0.69%       4.16%     (4.76)%
        Highest contract charges       2,951,323     1.641767        4,845,384    1.23%       4.10%     (5.28)%
        Remaining contract
        charges                         --            --              --          --         --         --
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
  2004  Lowest contract charges          202,124     1.898724          383,777    0.70%       0.27%      2.66%
        Highest contract charges         896,710     1.831787        1,642,581    1.20%      --         (2.08)%
        Remaining contract
        charges                        8,737,609      --            16,107,694    --         --         --
  2003  Lowest contract charges          209,095     1.849578          386,737    0.70%       0.29%     31.92%
        Highest contract charges      10,887,746     1.794209       19,534,893    1.25%       0.27%     31.20%
        Remaining contract
        charges                         --            --              --          --         --         --
  2002  Lowest contract charges          242,339     1.402016          339,763    0.70%       0.31%    (30.59)%
        Highest contract charges      11,056,737     1.367536       15,120,486    1.25%       0.27%    (30.98)%
        Remaining contract
        charges                         --            --              --          --         --         --
  2001  Lowest contract charges          885,482     2.020001        1,788,674    0.69%       0.08%    (18.22)%
        Highest contract charges      12,242,454     1.981220       24,254,994    1.24%       0.08%    (18.67)%
        Remaining contract
        charges                         --            --              --          --         --         --
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND-REGISTERED TRADEMARK-
  2004  Lowest contract charges          108,358     2.727196          295,513    0.70%       0.34%     14.67%
        Highest contract charges         764,696     2.630955        2,011,881    1.20%      --         12.88%
        Remaining contract
        charges                        7,469,852      --            19,738,758    --         --         --
  2003  Lowest contract charges          112,266     2.378268          266,998    0.70%       0.47%     27.57%
        Highest contract charges       8,645,200     2.306999       19,944,467    1.25%       0.46%     26.87%
        Remaining contract
        charges                         --            --              --          --         --         --
  2002  Lowest contract charges          124,044     1.864310          231,256    0.70%       1.08%     (9.98)%
        Highest contract charges       8,699,505     1.818406       15,819,231    1.25%       0.84%    (10.48)%
        Remaining contract
        charges                         --            --              --          --         --         --
  2001  Lowest contract charges          645,961     2.071039        1,337,811    0.69%       0.73%    (12.86)%
        Highest contract charges       9,360,508     2.031198       19,013,045    1.23%       0.79%    (13.34)%

____________________________________ SA-158 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
  2004  Lowest contract charges           31,809   $ 1.605378   $       51,063    0.75%       0.59%     12.84%
        Highest contract charges         343,171     1.548494          531,398    1.20%      --          7.85%
        Remaining contract
        charges                        2,684,289      --             4,183,840    --         --         --
  2003  Lowest contract charges           36,811     1.422660           52,369    0.70%       0.40%     42.37%
        Highest contract charges       2,935,213     1.379823        4,050,074    1.25%       0.78%     41.59%
        Remaining contract
        charges                         --            --              --          --         --         --
  2002  Lowest contract charges           60,516     0.999280           60,473    0.70%       0.94%    (20.84)%
        Highest contract charges       2,696,498     0.974520        2,627,791    1.25%       0.78%    (21.27)%
        Remaining contract
        charges                         --            --              --          --         --         --
  2001  Lowest contract charges          192,391     1.262286          242,853    0.69%       5.44%    (21.72)%
        Highest contract charges       2,703,376     1.237827        3,346,312    1.24%       5.35%    (22.15)%
        Remaining contract
        charges                         --            --              --          --         --         --
FIFTH THIRD BALANCED VIP FUND
  2004  Lowest contract charges           60,017     1.226789           73,628    1.15%       0.79%      3.90%
        Highest contract charges          20,533     1.203995           24,722    1.97%       0.78%      3.08%
        Remaining contract
        charges                          960,254      --             1,167,881    --         --         --
  2003  Lowest contract charges           90,705     1.180690          107,095    0.75%       1.09%     10.91%
        Highest contract charges          56,455     1.168060           65,943    1.95%       1.00%     11.84%
        Remaining contract
        charges                          792,372      --               931,076    --         --         --
  2002  Lowest contract charges           14,188     1.047633           14,864    0.57%       1.15%      4.76%
        Highest contract charges          48,553     1.044406           50,709    0.73%       2.05%     (0.93)%
        Remaining contract
        charges                          109,067      --               114,077    --         --         --
FIFTH THIRD DISCIPLINED VALUE VIP FUND
  2004  Lowest contract charges        1,058,066     1.513734        1,601,633    1.14%       0.78%     11.67%
        Highest contract charges         146,936     1.485633          218,293    1.94%       0.72%     10.78%
        Remaining contract
        charges                        6,296,406      --             9,446,602    --         --         --
  2003  Lowest contract charges          366,989     1.355563          497,477    0.76%       1.30%     28.75%
        Highest contract charges          37,916     1.341080           50,849    1.94%       1.43%     30.69%
        Remaining contract
        charges                        3,340,228      --             4,508,241    --         --         --
  2002  Lowest contract charges           19,883     1.029292           20,466    0.57%       1.59%      2.93%
        Highest contract charges          17,185     1.026122           17,634    0.73%       3.91%     (4.66)%
        Remaining contract
        charges                          183,308      --               188,375    --         --         --
FIFTH THIRD MID CAP VIP FUND
  2004  Lowest contract charges        1,183,768     1.511998        1,789,853    1.14%      --          8.03%
        Highest contract charges         161,836     1.483900          240,148    1.94%      --          7.17%
        Remaining contract
        charges                        6,844,174      --            10,255,507    --         --         --
  2003  Lowest contract charges          339,338     1.399565          474,926    0.76%      --         33.22%
        Highest contract charges          17,792     1.384586           24,634    1.93%      --         33.04%
        Remaining contract
        charges                        3,464,150      --             4,826,732    --         --         --
  2002  Lowest contract charges           22,892     1.043942           23,898    0.57%      --          4.39%
        Highest contract charges           1,711     1.040716            1,780    0.63%      --         (5.24)%
        Remaining contract
        charges                          207,118      --               215,882    --         --         --

____________________________________ SA-159 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
FIFTH THIRD QUALITY GROWTH VIP FUND
  2004  Lowest contract charges        1,889,148   $ 0.720733   $    1,361,571    1.14%      --         (0.36)%
        Highest contract charges         279,179     0.703740          196,469    1.94%      --         (1.15)%
        Remaining contract
        charges                       15,893,639      --            11,331,259    --         --         --
  2003  Lowest contract charges          563,852     0.723325          407,849    0.76%      --         22.62%
        Highest contract charges          49,256     0.711938           35,067    1.94%      --         28.10%
        Remaining contract
        charges                       10,210,819      --             7,344,613    --         --         --
  2002  Lowest contract charges        3,556,748     0.560334        1,992,967    1.24%      --        (30.89)%
        Highest contract charges          11,655     0.555759            6,477    0.68%      --         (5.86)%
        Remaining contract
        charges                        1,419,724      --               791,291    --         --         --
  2001  Lowest contract charges          481,686     0.810844          390,572    1.04%      --        (18.92)%
        Highest contract charges           3,787     0.808237            3,061    1.33%      --        (19.18)%
        Remaining contract
        charges                          167,568      --               135,640    --         --         --
FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
  2004  Lowest contract charges          201,248     1.376598          277,037    1.14%      --          9.98%
        Highest contract charges           2,637     1.343241            3,542    2.16%      --          8.83%
        Remaining contract
        charges                        2,654,656      --             3,617,404    --         --         --
  2003  Lowest contract charges           47,852     1.251738           59,898    0.74%      --         32.38%
        Highest contract charges          58,027     1.237261           71,795    1.66%      --         39.74%
        Remaining contract
        charges                        1,289,483      --             1,607,532    --         --         --
  2002  Lowest contract charges          389,865     0.890244          347,075    1.24%      --        (19.64)%
        Highest contract charges           4,150     0.885575            3,675    0.73%      --          3.47%
        Remaining contract
        charges                           56,947      --                50,559    --         --         --
  2001  Lowest contract charges           23,338     1.107753           25,853    0.37%      --         10.78%
        Highest contract charges           2,024     1.107037            2,241    0.41%      --         10.70%
        Remaining contract
        charges                            4,427      --                 4,901    --         --         --
FIRST HORIZON CORE EQUITY PORTFOLIO
  2004  Lowest contract charges          770,995     0.992423          765,153    1.15%       0.83%      4.27%
        Highest contract charges           3,541     0.968388            3,429    2.15%       1.48%      3.18%
        Remaining contract
        charges                       13,316,896      --            13,083,194    --         --         --
  2003  Lowest contract charges          426,863     0.951769          406,275    0.76%       0.53%     17.32%
        Highest contract charges         175,579     0.940757          165,177    1.76%       0.59%     26.30%
        Remaining contract
        charges                        8,732,872      --             8,272,130    --         --         --
  2002  Lowest contract charges        3,196,018     0.748922        2,393,568    1.24%       0.40%    (27.03)%
        Highest contract charges           6,684     0.744835            4,979    0.73%       0.58%     (2.54)%
        Remaining contract
        charges                        1,403,285      --             1,047,395    --         --         --
  2001  Lowest contract charges          475,982     1.026320          488,511    0.37%       0.14%      2.63%
        Highest contract charges         261,945     1.025653          268,665    0.44%       0.12%      2.57%
        Remaining contract
        charges                          225,090      --               230,902    --         --         --

____________________________________ SA-160 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges          414,154   $ 8.293057   $    3,434,619    0.15%       2.03%      3.59%
        Highest contract charges          37,910     0.933826           35,401    2.28%       2.48%      1.13%
        Remaining contract
        charges                    1,329,589,292      --         3,726,776,975    --         --         --
  2003  Lowest contract charges          432,123     8.005787        3,459,483    0.15%       2.44%     18.31%
        Highest contract charges           9,155     1.009434            9,241    2.18%       3.29%     15.92%
        Remaining contract
        charges                    1,225,639,603      --         3,885,944,628    --         --         --
  2002  Lowest contract charges          442,538     6.766568        2,994,464    0.15%       2.90%    (13.92)%
        Highest contract charges          88,665     0.793553           70,360    0.89%       3.11%     (1.90)%
        Remaining contract
        charges                    1,113,630,465      --         3,419,913,732    --         --         --
  2001  Lowest contract charges          500,980     7.860864        3,938,139    0.15%       2.82%     (4.78)%
        Highest contract charges         205,593     1.030542          211,872    1.64%       4.37%     (7.50)%
        Remaining contract
        charges                    1,256,698,591      --         4,697,962,617    --         --         --
HARTFORD BOND HLS FUND
  2004  Lowest contract charges          295,995     7.029369        2,080,653    0.15%       4.57%      4.47%
        Highest contract charges          49,023     1.360735           66,707    2.28%       6.95%      2.25%
        Remaining contract
        charges                      550,625,869      --         1,138,529,508    --         --         --
  2003  Lowest contract charges          313,505     6.728784        2,109,510    0.15%       4.27%      7.68%
        Highest contract charges          12,784     1.330849           17,014    2.17%       6.01%      5.50%
        Remaining contract
        charges                      438,451,434      --           992,365,836    --         --         --
  2002  Lowest contract charges          430,602     6.248638        2,690,678    0.15%       4.17%      9.92%
        Highest contract charges          90,748     1.250447          113,475    0.87%      --          6.08%
        Remaining contract
        charges                      352,952,321      --           846,221,548    --         --         --
  2001  Lowest contract charges          332,773     5.684812        1,891,754    0.15%       4.79%      8.52%
        Highest contract charges          22,700     1.169037           26,537    0.85%      --          5.26%
        Remaining contract
        charges                      295,352,042      --           689,721,524    --         --         --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges          664,770    20.696708       13,758,509    0.15%       0.35%     19.19%
        Highest contract charges         170,210     1.736063          295,496    2.29%       0.56%     16.65%
        Remaining contract
        charges                    1,002,544,479      --         4,037,374,144    --         --         --
  2003  Lowest contract charges          652,234    17.365115       11,326,120    0.15%       0.63%     42.16%
        Highest contract charges          21,791     1.488245           32,431    2.18%       0.85%     39.28%
        Remaining contract
        charges                      734,402,033      --         3,227,130,440    --         --         --
  2002  Lowest contract charges          650,747    12.214884        7,948,797    0.15%       0.60%    (19.82)%
        Highest contract charges         159,354     0.681967          108,674    0.87%       1.98%      1.74%
        Remaining contract
        charges                      509,750,151      --         2,145,613,186    --         --         --
  2001  Lowest contract charges          703,892    15.234336       10,723,332    0.15%       0.62%     (7.08)%
        Highest contract charges          82,074     1.357485          111,414    1.66%       1.14%    (13.30)%
        Remaining contract
        charges                      510,324,619      --         3,047,061,614    --         --         --

____________________________________ SA-161 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2004  Lowest contract charges          158,807   $ 3.501581   $      556,079    0.25%       1.37%     12.14%
        Highest contract charges           2,732     1.071092            2,927    2.20%       1.51%      9.59%
        Remaining contract
        charges                      808,726,825      --         1,711,132,784    --         --         --
  2003  Lowest contract charges          165,306     3.122502          516,167    0.25%       1.51%     26.48%
        Highest contract charges          12,443     1.121332           13,953    2.17%       2.16%     24.04%
        Remaining contract
        charges                      610,776,587      --         1,335,468,958    --         --         --
  2002  Lowest contract charges          165,923     2.468771          409,626    0.25%       1.45%    (14.44)%
        Highest contract charges          41,687     0.941009           39,228    0.86%       4.78%     (3.69)%
        Remaining contract
        charges                      450,714,987      --           892,464,295    --         --         --
  2001  Lowest contract charges          167,423     2.885425          483,088    0.50%       0.06%     (4.52)%
        Highest contract charges          76,364     1.075204           82,107    1.65%       3.88%     (3.64)%
        Remaining contract
        charges                      416,965,454      --         1,020,596,824    --         --         --
HARTFORD FOCUS HLS FUND
  2004  Lowest contract charges            8,250     1.028217            8,484    0.25%       0.30%      2.90%
        Highest contract charges          84,200     0.954197           80,344    2.23%       0.06%      0.61%
        Remaining contract
        charges                       21,702,270      --            21,269,976    --         --         --
  2003  Lowest contract charges            8,250     0.999198            8,244    0.25%       0.35%     28.05%
        Highest contract charges         196,494     0.948374          186,350    2.14%       0.21%     25.33%
        Remaining contract
        charges                       19,895,159      --            19,232,849    --         --         --
  2002  Lowest contract charges           17,182     0.780345           13,408    0.25%      --        (24.78)%
        Highest contract charges          48,006     0.756733           36,328    0.86%      --         (1.37)%
        Remaining contract
        charges                       15,192,357      --            11,632,102    --         --         --
  2001  Lowest contract charges           16,874     1.037448           17,506    0.16%       0.23%      3.74%
        Highest contract charges         133,390     1.025602          136,805    1.17%       0.19%      2.56%
        Remaining contract
        charges                       10,324,800      --            10,634,768    --         --         --
HARTFORD GLOBAL ADVISERS HLS FUND
  2004  Lowest contract charges           42,024     2.044840           85,930    0.25%       0.02%     12.47%
        Highest contract charges          89,988     0.964424           86,787    2.22%      --          9.97%
        Remaining contract
        charges                       69,764,602      --           111,361,808    --         --         --
  2003  Lowest contract charges           42,023     1.818182           76,406    0.25%       0.80%     21.96%
        Highest contract charges          32,819     0.877028           28,783    2.13%       0.77%     19.38%
        Remaining contract
        charges                       59,223,841      --            89,937,069    --         --         --
  2002  Lowest contract charges           38,176     1.490856           56,914    0.25%       0.05%     (9.18)%
        Highest contract charges           7,087     0.734673            5,207    0.85%      --         (2.18)%
        Remaining contract
        charges                       54,551,249      --            72,171,960    --         --         --
  2001  Lowest contract charges           38,176     1.641474           62,664    0.25%       0.72%     (6.48)%
        Highest contract charges          10,016     0.995870            9,975    1.65%       1.19%     (7.92)%
        Remaining contract
        charges                       61,555,757      --            91,168,188    --         --         --

____________________________________ SA-162 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2004  Lowest contract charges            8,068   $ 0.991010   $        7,996    0.24%      --         22.90%
        Highest contract charges          42,646     0.919650           39,220    2.23%      --         20.17%
        Remaining contract
        charges                        9,308,094      --             8,819,501    --         --         --
  2003  Lowest contract charges              240     0.806326              194    --         --         59.97%
        Highest contract charges          80,742     0.765272           61,790    2.14%      --         56.58%
        Remaining contract
        charges                       10,659,223      --             8,334,287    --         --         --
  2002  Lowest contract charges              160     0.504042               81    --          4.51%    (29.54)%
        Highest contract charges          43,865     0.488756           21,439    0.87%       1.09%     18.03%
        Remaining contract
        charges                        3,626,859      --             1,794,928    --         --         --
  2001  Lowest contract charges        1,177,479     0.710590          836,705    0.80%       1.45%    (28.94)%
        Highest contract charges          50,087     0.706877           35,406    1.17%       0.74%    (29.31)%
        Remaining contract
        charges                          302,734      --               214,564    --         --         --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2004  Lowest contract charges              639     1.129343              723    0.09%      --         12.07%
        Highest contract charges          48,110     1.047971           50,418    2.23%      --          9.58%
        Remaining contract
        charges                       12,298,947      --            13,239,251    --         --         --
  2003  Lowest contract charges              640     1.007742              645    0.11%       1.62%     29.96%
        Highest contract charges          62,415     0.956397           59,693    2.14%       1.61%     27.20%
        Remaining contract
        charges                       10,805,306      --            10,523,783    --         --         --
  2002  Lowest contract charges              417     0.775420              323    --          9.57%    (19.08)%
        Highest contract charges          21,873     0.751881           16,446    0.87%       2.58%     (7.15)%
        Remaining contract
        charges                        5,577,307      --             4,242,335    --         --         --
  2001  Lowest contract charges            2,234     0.954679            2,132    0.52%       1.38%     (4.53)%
        Highest contract charges           7,813     0.947993            7,407    1.19%       0.83%     (5.20)%
        Remaining contract
        charges                        2,629,225      --             2,500,445    --         --         --
HARTFORD GLOBAL HEALTH HLS FUND
  2004  Lowest contract charges           51,928     1.851894           96,165    0.25%       0.06%     12.52%
        Highest contract charges          72,337     1.691619          122,366    2.23%      --         10.02%
        Remaining contract
        charges                       71,653,274      --           125,648,897    --         --         --
  2003  Lowest contract charges           51,929     1.645811           85,465    0.25%       0.14%     31.98%
        Highest contract charges          51,452     1.537574           79,111    2.14%      --         29.18%
        Remaining contract
        charges                       69,446,574      --           109,590,837    --         --         --
  2002  Lowest contract charges           50,310     1.247020           62,737    0.25%       0.01%    (17.18)%
        Highest contract charges          11,971     1.190305           14,249    0.86%      --         (1.03)%
        Remaining contract
        charges                       52,917,446      --            64,138,760    --         --         --
  2001  Lowest contract charges           50,310     1.505734           75,753    0.25%      --          1.79%
        Highest contract charges          14,559     1.468325           21,377    1.65%      --          6.17%
        Remaining contract
        charges                       51,999,583      --            76,951,087    --         --         --

____________________________________ SA-163 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges           45,510   $ 1.968560   $       89,591    0.25%       0.55%     18.89%
        Highest contract charges       1,360,652     0.813623        1,107,058    2.22%       0.63%     16.25%
        Remaining contract
        charges                      179,252,221      --           277,107,913    --         --         --
  2003  Lowest contract charges           45,511     1.655809           75,357    0.25%       0.44%     35.24%
        Highest contract charges          30,998     0.699918           21,696    2.14%       0.63%     32.36%
        Remaining contract
        charges                      112,653,648      --           152,715,484    --         --         --
  2002  Lowest contract charges           45,511     1.224395           55,723    0.25%       0.86%    (19.71)%
        Highest contract charges           9,330     0.528790            4,933    0.87%       2.09%     (5.48)%
        Remaining contract
        charges                       96,578,725      --           103,342,368    --         --         --
  2001  Lowest contract charges           55,506     1.524918           84,642    0.25%       0.56%    (16.79)%
        Highest contract charges           5,434     1.456653            7,915    1.68%       0.37%    (17.20)%
        Remaining contract
        charges                      104,186,002      --           144,298,014    --         --         --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2004  Lowest contract charges           11,550     0.468107            5,407    0.80%      --          0.54%
        Highest contract charges         114,890     0.438904           50,426    2.24%      --         (1.15)%
        Remaining contract
        charges                       82,741,023      --            37,618,985    --         --         --
  2003  Lowest contract charges          924,673     0.475064          439,279    0.25%      --         61.09%
        Highest contract charges         131,360     0.444032           58,328    2.14%      --         57.67%
        Remaining contract
        charges                      101,269,326      --            46,138,589    --         --         --
  2002  Lowest contract charges           10,949     0.290600            3,182    0.80%      --        (39.08)%
        Highest contract charges          24,761     0.281616            6,973    0.85%      --         (1.76)%
        Remaining contract
        charges                       66,580,098      --            19,080,461    --         --         --
  2001  Lowest contract charges              240     0.481400              116    0.28%      --        (23.00)%
        Highest contract charges          34,244     0.469396           16,074    1.62%      --        (35.42)%
        Remaining contract
        charges                       74,292,665      --            35,144,220    --         --         --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges           34,276     1.302838           44,654    0.25%       1.12%      8.14%
        Highest contract charges          36,863     1.081024           39,849    2.29%       2.14%      5.95%
        Remaining contract
        charges                      191,828,041      --           210,408,389    --         --         --
  2003  Lowest contract charges           36,185     1.204783           43,596    0.25%       1.18%     28.50%
        Highest contract charges           4,728     1.020715            4,825    1.08%      19.22%     22.85%
        Remaining contract
        charges                      158,609,459      --           169,201,720    --         --         --
  2002  Lowest contract charges           52,554     0.937594           49,274    0.25%       0.41%    (24.84)%
        Highest contract charges          52,695     0.639773           33,713    0.86%      --         (3.72)%
        Remaining contract
        charges                      111,217,500      --            95,927,150    --         --         --
  2001  Lowest contract charges           40,341     1.247471           50,324    0.25%      --         (8.25)%
        Highest contract charges          35,088     1.096317           38,468    1.68%      --        (13.92)%
        Remaining contract
        charges                      102,382,660      --           119,905,207    --         --         --

____________________________________ SA-164 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
HARTFORD GROWTH HLS FUND
  2004  Lowest contract charges            2,132   $ 1.284781   $        2,739    0.27%      --         12.21%
        Highest contract charges          34,863     1.219445           42,513    2.30%      --          9.94%
        Remaining contract
        charges                       83,563,942      --           103,580,566    --         --         --
  2003  Lowest contract charges            2,131     1.144938            2,440    0.25%      --         32.47%
        Highest contract charges         508,791     1.105522          562,479    2.14%      --         29.66%
        Remaining contract
        charges                       53,255,323      --            59,652,115    --         --         --
  2002  Lowest contract charges            1,390     0.864276            1,202    0.08%      --        (13.57)%
        Highest contract charges         158,880     0.852627          135,466    0.86%      --          1.96%
        Remaining contract
        charges                        5,666,700      --             4,854,861    --         --         --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2004  Lowest contract charges              473     1.296739              613    0.11%      --         16.89%
        Highest contract charges          31,865     1.230828           39,220    2.29%      --         14.52%
        Remaining contract
        charges                       86,565,356      --           108,754,173    --         --         --
  2003  Lowest contract charges              472     1.109338              524    0.13%      --         43.43%
        Highest contract charges         130,070     1.071230          139,335    2.14%      --         40.39%
        Remaining contract
        charges                       35,060,632      --            38,067,259    --         --         --
  2002  Lowest contract charges              308     0.773429              238    0.00%      --        (22.66)%
        Highest contract charges          38,884     0.763056           29,671    0.86%      --         (3.22)%
        Remaining contract
        charges                        3,758,702      --             2,882,167    --         --         --
HARTFORD HIGH YIELD HLS FUND
  2004  Lowest contract charges           13,478     1.367726           18,436    0.25%       4.84%      7.14%
        Highest contract charges          16,185     1.162544           18,816    2.28%       5.67%      4.70%
        Remaining contract
        charges                      210,287,261      --           263,184,919    --         --         --
  2003  Lowest contract charges           12,260     1.276627           15,652    0.25%       0.23%     22.88%
        Highest contract charges           3,816     1.175175            4,484    2.18%       5.21%     20.51%
        Remaining contract
        charges                      193,063,007      --           229,355,882    --         --         --
  2002  Lowest contract charges           12,180     1.038943           12,654    0.25%       5.37%     (7.12)%
        Highest contract charges          91,782     0.923229           84,736    0.86%      --          4.58%
        Remaining contract
        charges                       79,110,236      --            78,093,440    --         --         --
  2001  Lowest contract charges           11,303     1.118615           12,644    0.25%       0.11%      2.43%
        Highest contract charges         306,462     1.013731          310,670    1.61%       0.05%     (4.62)%
        Remaining contract
        charges                       51,434,891      --            55,380,003    --         --         --
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges          514,412     5.487551        2,822,869    0.15%       1.28%     10.23%
        Highest contract charges          63,668     0.826016           52,591    2.28%       1.33%      7.61%
        Remaining contract
        charges                      193,790,683      --           567,340,941    --         --         --
  2003  Lowest contract charges          499,332     4.978349        2,485,847    0.15%       1.38%     27.94%
        Highest contract charges         245,318     0.767574          188,300    2.14%       1.35%     25.10%
        Remaining contract
        charges                      180,901,244      --           549,557,877    --         --         --
  2002  Lowest contract charges          529,513     3.891166        2,060,423    0.15%       1.06%    (22.56)%
        Highest contract charges          44,635     0.613581           27,387    0.87%       3.49%     (3.86)%
        Remaining contract
        charges                      152,137,766      --           430,174,171    --         --         --
  2001  Lowest contract charges          579,711     5.025032        2,913,068    0.15%       0.82%    (12.45)%
        Highest contract charges           4,956     0.950213            4,709    1.68%       0.73%    (16.59)%
        Remaining contract
        charges                      166,389,446      --           656,797,232    --         --         --

____________________________________ SA-165 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges          775,074   $ 1.331224   $    1,031,797    0.25%      --         24.41%
        Highest contract charges         675,386     1.235361          834,345    2.22%      --         21.64%
        Remaining contract
        charges                       82,396,322      --           104,716,638    --         --         --
  2003  Lowest contract charges          351,869     1.070076          376,527    0.25%      --         50.65%
        Highest contract charges         160,086     1.015586          162,581    2.14%      --         47.45%
        Remaining contract
        charges                       28,798,243      --            29,781,746    --         --         --
  2002  Lowest contract charges          348,305     0.710321          247,408    0.25%       0.33%    (17.42)%
        Highest contract charges          14,372     0.688763            9,899    0.87%       0.49%     (7.89)%
        Remaining contract
        charges                        9,798,822      --             6,822,180    --         --         --
  2001  Lowest contract charges          348,305     0.860170          299,601    0.16%       0.12%    (13.98)%
        Highest contract charges           3,680     0.851001            3,131    1.19%       0.22%    (14.90)%
        Remaining contract
        charges                        3,137,216      --             2,677,912    --         --         --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2004  Lowest contract charges          446,922     1.589394          710,330    0.25%      --         16.67%
        Highest contract charges          52,354     1.474983           77,222    2.23%      --         14.08%
        Remaining contract
        charges                       23,570,631      --            35,805,129    --         --         --
  2003  Lowest contract charges          328,754     1.362283          447,856    0.25%       1.03%     53.35%
        Highest contract charges          35,939     1.292958           46,468    2.14%       1.01%     50.10%
        Remaining contract
        charges                       14,251,263      --            18,811,999    --         --         --
  2002  Lowest contract charges          326,822     0.888344          290,330    0.25%      --         (5.32)%
        Highest contract charges          12,000     0.861415           10,337    0.86%      --         (8.17)%
        Remaining contract
        charges                        7,006,393      --             6,111,601    --         --         --
  2001  Lowest contract charges          326,822     0.938253          306,641    0.16%       0.19%     (6.17)%
        Highest contract charges           7,134     0.927459            6,617    1.17%       0.16%     (7.25)%
        Remaining contract
        charges                          549,990      --               512,442    --         --         --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges          587,147     2.170771        1,274,575    0.15%       0.85%     17.91%
        Highest contract charges       1,225,189     1.030653        1,262,745    2.22%       1.12%     15.17%
        Remaining contract
        charges                      234,955,896      --           341,197,582    --         --         --
  2003  Lowest contract charges          387,521     1.841119          713,473    0.15%       1.00%     32.90%
        Highest contract charges          65,077     0.656540           42,726    2.14%       1.38%     29.95%
        Remaining contract
        charges                      167,272,209      --           242,936,202    --         --         --
  2002  Lowest contract charges          339,540     1.385382          470,392    0.15%       1.91%    (18.05)%
        Highest contract charges          19,716     0.505242            9,961    0.87%       2.66%     (7.19)%
        Remaining contract
        charges                      169,537,173      --           195,346,875    --         --         --
  2001  Lowest contract charges          363,005     1.690623          613,704    0.15%       0.12%    (18.85)%
        Highest contract charges           7,555     0.828236            6,258    1.69%       0.14%    (19.61)%
        Remaining contract
        charges                      215,315,633      --           300,979,807    --         --         --

____________________________________ SA-166 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
HARTFORD MIDCAP HLS FUND
  2004  Lowest contract charges          137,854   $ 3.456884   $      476,535    0.25%       0.27%     16.15%
        Highest contract charges          67,002     1.234870           82,739    2.14%       0.14%     13.68%
        Remaining contract
        charges                      166,445,709      --           501,072,556    --         --         --
  2003  Lowest contract charges          152,661     2.976328          454,368    0.25%       0.25%     37.33%
        Highest contract charges          52,821     1.086282           57,378    2.11%      --         34.41%
        Remaining contract
        charges                      190,796,265      --           500,771,393    --         --         --
  2002  Lowest contract charges          197,658     2.167314          428,386    0.25%       0.12%    (14.43)%
        Highest contract charges          22,214     0.808702           17,964    0.75%      --         (2.64)%
        Remaining contract
        charges                      221,311,578      --           428,054,638    --         --         --
  2001  Lowest contract charges          213,538     2.532914          540,873    0.25%      --         (3.86)%
        Highest contract charges          11,621     1.774521           20,623    1.68%      --         (6.33)%
        Remaining contract
        charges                      276,176,899      --           629,909,433    --         --         --
HARTFORD MIDCAP VALUE HLS FUND
  2004  Lowest contract charges          154,287     1.436027          221,561    0.25%       0.11%     16.01%
        Highest contract charges          13,207     1.341421           17,717    2.29%       0.18%     13.66%
        Remaining contract
        charges                      252,447,972      --           346,278,242    --         --         --
  2003  Lowest contract charges           57,987     1.237863           71,780    0.25%      --         42.93%
        Highest contract charges         584,347     1.174916          686,558    2.13%      --         39.90%
        Remaining contract
        charges                      214,236,999      --           256,758,780    --         --         --
  2002  Lowest contract charges           55,661     0.866054           48,205    0.25%       0.14%    (13.23)%
        Highest contract charges          41,022     0.839851           34,453    0.86%       0.40%     (4.37)%
        Remaining contract
        charges                      141,264,957      --           120,141,088    --         --         --
  2001  Lowest contract charges            7,900     0.998152            7,886    0.16%       0.15%     (0.18)%
        Highest contract charges          26,333     0.987521           26,004    1.19%       0.20%     (1.25)%
        Remaining contract
        charges                       35,286,045      --            34,968,189    --         --         --
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges          228,881     3.501964          801,514    0.15%       0.96%      0.79%
        Highest contract charges          27,149     0.992573           26,947    2.30%       1.06%     (1.35)%
        Remaining contract
        charges                      204,489,573      --           329,292,128    --         --         --
  2003  Lowest contract charges          196,033     3.474434          681,104    0.15%       0.75%      0.60%
        Highest contract charges           2,234     1.095596            2,447    2.23%       0.77%     (1.44)%
        Remaining contract
        charges                      273,402,081      --           476,941,974    --         --         --
  2002  Lowest contract charges          224,024     3.453805          773,736    0.15%       1.45%      1.31%
        Highest contract charges          79,341     1.047171           83,084    0.84%       0.31%     (0.50)%
        Remaining contract
        charges                      394,433,588      --           682,651,598    --         --         --
  2001  Lowest contract charges       25,770,737     1.138555       29,341,401    1.22%       3.15%      2.40%
        Highest contract charges          44,157     1.117678           49,353    1.61%       2.47%      1.64%
        Remaining contract
        charges                      342,441,288      --           625,251,412    --         --         --

____________________________________ SA-167 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
HARTFORD MORTGAGE SECURITIES HLS FUND
  2004  Lowest contract charges          114,077   $ 4.400092   $      501,946    0.15%       4.73%      3.96%
        Highest contract charges          13,206     1.221900           16,136    2.28%       5.47%      1.50%
        Remaining contract
        charges                      117,210,353      --           260,149,442    --         --         --
  2003  Lowest contract charges          119,937     4.232311          507,610    0.15%       2.83%      2.14%
        Highest contract charges           4,880     1.241771            6,059    1.42%      --         (0.42)%
        Remaining contract
        charges                      122,810,680      --           281,097,243    --         --         --
  2002  Lowest contract charges          189,137     4.143828          783,749    0.15%       3.50%      7.99%
        Highest contract charges          32,965     1.205494           39,739    0.86%      --          1.82%
        Remaining contract
        charges                      123,825,077      --           311,388,315    --         --         --
  2001  Lowest contract charges          112,660     3.837140          432,291    0.15%       5.29%      7.34%
        Highest contract charges         284,707     1.139245          324,351    1.62%       5.11%      4.60%
        Remaining contract
        charges                       77,166,114      --           191,518,449    --         --         --
HARTFORD SMALL COMPANY HLS FUND
  2004  Lowest contract charges           82,822     2.073435          171,723    0.25%      --         11.90%
        Highest contract charges           5,895     1.299719            7,662    2.30%      --          9.63%
        Remaining contract
        charges                      199,698,662      --           297,752,409    --         --         --
  2003  Lowest contract charges           63,783     1.852907          118,183    0.25%      --         55.48%
        Highest contract charges         319,561     0.620119          198,166    2.14%      --         52.18%
        Remaining contract
        charges                      201,455,349      --           284,973,790    --         --         --
  2002  Lowest contract charges          105,669     1.191733          125,929    0.25%      --        (30.40)%
        Highest contract charges          95,497     0.407492           38,914    0.86%      --         (6.51)%
        Remaining contract
        charges                      165,803,283      --           163,298,092    --         --         --
  2001  Lowest contract charges          106,162     1.712339          181,784    0.25%      --        (15.13)%
        Highest contract charges          22,451     1.136848           25,523    1.56%      --        (13.05)%
        Remaining contract
        charges                      170,600,145      --           253,439,105    --         --         --
HARTFORD SMALLCAP GROWTH HLS FUND
  2004  Lowest contract charges           18,820     1.266246           23,829    0.25%      --         15.14%
        Highest contract charges          38,409     1.201867           46,163    2.31%      --         12.81%
        Remaining contract
        charges                      110,081,583      --           134,625,867    --         --         --
  2003  Lowest contract charges            7,736     1.099730            8,507    0.25%      --         49.68%
        Highest contract charges         138,977     1.066415          148,207    2.14%      --         46.52%
        Remaining contract
        charges                       55,937,543      --            60,274,980    --         --         --
  2002  Lowest contract charges           11,419     0.734700            8,389    0.17%      --        (26.53)%
        Highest contract charges          49,345     0.727847           35,915    0.87%      --         (0.11)%
        Remaining contract
        charges                        8,458,510      --             6,168,490    --         --         --

____________________________________ SA-168 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges          503,076   $14.613751   $    7,351,749    0.15%       1.08%      4.01%
        Highest contract charges          72,573     0.901119           65,397    2.29%       2.22%      1.80%
        Remaining contract
        charges                      599,725,680      --         1,843,893,605    --         --         --
  2003  Lowest contract charges          556,424    14.049941        7,817,725    0.15%       1.20%     26.28%
        Highest contract charges          14,429     0.885188           12,772    2.17%       1.75%     23.72%
        Remaining contract
        charges                      514,342,711      --         1,895,577,127    --         --         --
  2002  Lowest contract charges          581,847    11.125700        6,473,459    0.15%       0.96%    (24.36)%
        Highest contract charges         183,544     0.614967          112,874    0.87%       4.07%     (4.19)%
        Remaining contract
        charges                      470,230,306      --         1,597,563,336    --         --         --
  2001  Lowest contract charges          641,662    14.708927        9,438,156    0.15%       0.73%    (12.36)%
        Highest contract charges         117,777     0.963541          113,483    1.66%       1.41%    (15.36)%
        Remaining contract
        charges                      533,240,028      --         2,545,129,794    --         --         --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2004  Lowest contract charges           24,536     1.119842           27,471    0.26%       4.25%      1.82%
        Highest contract charges          31,362     1.062866           33,333    2.27%       5.66%     (0.25)%
        Remaining contract
        charges                      244,710,700      --           264,721,831    --         --         --
  2003  Lowest contract charges           25,342     1.099864           27,873    0.24%       2.39%      1.89%
        Highest contract charges         787,915     1.062371          837,058    2.14%       1.62%     (0.28)%
        Remaining contract
        charges                      195,476,744      --           210,484,019    --         --         --
  2002  Lowest contract charges              463     1.079447              499    0.17%      --          7.94%
        Highest contract charges         299,880     1.065316          319,467    0.87%      --          3.24%
        Remaining contract
        charges                      170,934,078      --           183,167,830    --         --         --
HARTFORD VALUE HLS FUND
  2004  Lowest contract charges           81,804     1.100729           90,044    0.25%       0.12%     10.43%
        Highest contract charges         469,288     1.021490          479,374    2.22%       0.30%      7.97%
        Remaining contract
        charges                       79,983,354      --            83,985,181    --         --         --
  2003  Lowest contract charges           11,296     0.996768           11,260    0.24%       1.71%     28.28%
        Highest contract charges         470,752     0.946054          445,357    2.13%       1.35%     25.56%
        Remaining contract
        charges                       88,790,909      --            85,769,830    --         --         --
  2002  Lowest contract charges            7,205     0.777002            5,598    0.25%       2.82%    (22.83)%
        Highest contract charges          57,791     0.753475           43,544    0.86%       3.30%     (7.65)%
        Remaining contract
        charges                       36,168,378      --            27,580,754    --         --         --
  2001  Lowest contract charges           14,730     1.003185           14,777    0.52%       0.48%      0.32%
        Highest contract charges          45,565     0.996158           45,390    1.20%       0.47%     (0.38)%
        Remaining contract
        charges                       15,078,206      --            15,074,513    --         --         --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2004  Lowest contract charges            7,182     1.346821            9,675    0.25%       0.31%     18.58%
        Highest contract charges          31,974     1.278344           40,873    2.29%       0.59%     16.17%
        Remaining contract
        charges                       45,435,620      --            59,158,981    --         --         --
  2003  Lowest contract charges            7,184     1.135807            8,160    0.23%       0.12%     41.52%
        Highest contract charges         106,711     1.096794          117,040    2.14%       0.57%     38.52%
        Remaining contract
        charges                       20,292,853      --            22,576,062    --         --         --
  2002  Lowest contract charges              501     0.802578              402    --         --        (19.74)%
        Highest contract charges          41,554     0.791806           32,903    0.86%      --         (1.89)%
        Remaining contract
        charges                        2,924,581      --             2,328,821    --         --         --

____________________________________ SA-169 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
HARTFORD EQUITY INCOME HLS FUND
  2004  Lowest contract charges          120,881   $ 1.167130   $      141,083    0.79%       2.62%      8.56%
        Highest contract charges          36,238     1.147159           41,571    2.29%       2.20%      6.95%
        Remaining contract
        charges                       21,987,625      --            25,447,060    --         --         --
  2003  Lowest contract charges           85,332     1.074486           91,688    0.17%       0.34%      7.45%
        Highest contract charges           2,562     1.072237            2,748    0.35%       0.22%      7.22%
        Remaining contract
        charges                        1,537,343      --             1,651,214    --         --         --
HUNTINGTON VA INCOME EQUITY FUND
  2004  Lowest contract charges        1,246,688     1.223402        1,525,199    1.15%      --         12.36%
        Highest contract charges           1,006    13.091689           13,172    2.19%      --         11.18%
        Remaining contract
        charges                       21,630,843      --            27,010,400    --         --         --
  2003  Lowest contract charges          573,447     1.088842          624,394    0.76%       5.16%     17.39%
        Highest contract charges           5,133     1.178220            6,048    2.13%       3.93%      5.91%
        Remaining contract
        charges                       18,641,735      --            20,135,827    --         --         --
  2002  Lowest contract charges        4,274,668     0.930340        3,976,895    1.25%       2.64%    (11.07)%
        Highest contract charges          23,290     1.016922           23,684    0.55%       2.61%      1.69%
        Remaining contract
        charges                        3,998,056      --             3,696,499    --         --         --
  2001  Lowest contract charges        1,770,698     1.046199        1,852,502    1.23%       1.87%      1.07%
        Highest contract charges         185,578     1.040890          193,166    1.42%       0.98%      0.02%
        Remaining contract
        charges                        1,210,443      --             1,262,927    --         --         --
HUNTINGTON VA DIVIDEND CAPTURE FUND
  2004  Lowest contract charges        1,250,807     1.360181        1,701,323    1.15%       0.05%     12.45%
        Highest contract charges           1,684    13.486371           22,712    2.20%       0.04%     11.28%
        Remaining contract
        charges                       17,908,162      --            25,498,531    --         --         --
  2003  Lowest contract charges          548,392     1.209553          663,310    0.76%       8.11%     17.32%
        Highest contract charges           1,673     1.212721            2,029    2.12%       6.24%     18.78%
        Remaining contract
        charges                       13,295,923      --            15,975,092    --         --         --
  2002  Lowest contract charges        1,642,701     1.008527        1,656,708    1.24%       3.93%     (1.29)%
        Highest contract charges          26,080     1.021417           26,638    0.55%       3.15%      2.14%
        Remaining contract
        charges                        1,533,243      --             1,540,066    --         --         --
  2001  Lowest contract charges           11,375     1.021713           11,622    0.21%       1.09%      2.17%
        Highest contract charges           2,171     1.021288            2,217    0.24%      --          2.13%
        Remaining contract
        charges                               53      --                    54    --         --         --
HUNTINGTON VA GROWTH FUND
  2004  Lowest contract charges        1,238,894     0.858574        1,063,682    1.14%       0.01%      4.47%
        Highest contract charges             222    12.020640            2,672    1.88%      --          3.37%
        Remaining contract
        charges                       15,962,090      --            14,599,866    --         --         --
  2003  Lowest contract charges          479,723     0.821875          394,272    0.76%       0.52%     14.12%
        Highest contract charges           3,407     1.163564            3,965    2.13%       0.41%     13.48%
        Remaining contract
        charges                       13,714,704      --            11,224,247    --         --         --
  2002  Lowest contract charges        2,576,023     0.717265        1,847,691    1.24%       0.09%    (21.55)%
        Highest contract charges          18,197     1.025764           18,666    0.52%       0.09%      2.58%
        Remaining contract
        charges                        2,334,102      --             1,667,647    --         --         --
  2001  Lowest contract charges          154,127     0.914312          140,921    0.78%      --         (8.57)%
        Highest contract charges          16,671     0.912175           15,207    1.02%      --         (8.78)%
        Remaining contract
        charges                          102,735      --                93,810    --         --         --

____________________________________ SA-170 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
HUNTINGTON VA MID CORP AMERICA FUND
  2004  Lowest contract charges          716,058   $ 1.414637   $    1,012,962    1.14%       0.02%     15.58%
        Highest contract charges           1,096    14.686427           16,095    2.21%       0.01%     14.37%
        Remaining contract
        charges                        9,475,108      --            14,079,202    --         --         --
  2003  Lowest contract charges          343,817     1.223973          420,823    0.75%       0.33%     27.85%
        Highest contract charges          20,062     1.286970           25,819    1.36%       0.21%     27.08%
        Remaining contract
        charges                        7,678,163      --             9,341,575    --         --         --
  2002  Lowest contract charges        1,472,187     0.955426        1,406,566    1.24%      --        (14.09)%
        Highest contract charges           8,589     1.013172            8,702    0.52%      --          1.32%
        Remaining contract
        charges                        1,626,175      --             1,548,476    --         --         --
  2001  Lowest contract charges            8,340     1.112070            9,275    0.17%      --         11.21%
        Highest contract charges          49,464     1.111600           54,984    0.23%      --         11.16%
        Remaining contract
        charges                         --            --              --          --         --         --
HUNTINGTON VA NEW ECONOMY FUND
  2004  Lowest contract charges          387,062     1.414741          547,594    1.15%      --         17.40%
        Highest contract charges             471    14.922274            7,030    2.19%      --         16.17%
        Remaining contract
        charges                        2,667,652      --             3,947,994    --         --         --
  2003  Lowest contract charges          169,665     1.205103          204,463    0.75%      --         24.59%
        Highest contract charges           2,565     1.287366            3,301    1.36%      --         23.84%
        Remaining contract
        charges                        1,973,484      --             2,361,727    --         --         --
  2002  Lowest contract charges          268,124     0.926873          248,517    1.24%      --        (14.74)%
        Highest contract charges          45,832     0.921587           42,238    0.82%      --         (4.18)%
        Remaining contract
        charges                          362,569      --               334,895    --         --         --
  2001  Lowest contract charges            7,869     1.087139            8,555    0.22%      --          8.71%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
HUNTINGTON VA ROTATING MARKETS FUND
  2004  Lowest contract charges          200,497     1.184861          237,561    1.14%       0.46%     10.36%
        Highest contract charges             269    13.728544            3,698    2.13%      --          9.20%
        Remaining contract
        charges                        3,663,237      --             4,504,816    --         --         --
  2003  Lowest contract charges          108,665     1.073672          116,671    0.76%      --         22.02%
        Highest contract charges           2,626     1.259938            3,308    1.37%      --         21.29%
        Remaining contract
        charges                        3,390,575      --             3,614,945    --         --         --
  2002  Lowest contract charges          471,048     0.873678          411,544    1.23%      --        (16.17)%
        Highest contract charges          49,815     0.868697           43,274    0.82%      --         (3.00)%
        Remaining contract
        charges                          326,529      --               284,293    --         --         --
HUNTINGTON VA MACRO 100 FUND
  2004  Lowest contract charges          110,296     1.053890          116,240    0.56%      --          5.39%
        Highest contract charges         155,815     1.049655          163,552    0.95%      --          4.97%
        Remaining contract
        charges                          664,528      --               698,897    --         --         --
HUNTINGTON VA SITUS SMALL CAP FUND
  2004  Lowest contract charges           52,699     1.129135           59,505    0.53%      --         12.91%
        Highest contract charges           1,732     1.123192            1,945    0.97%      --         12.32%
        Remaining contract
        charges                          544,842      --               613,494    --         --         --

____________________________________ SA-171 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2004  Lowest contract charges           66,601   $ 0.853719   $       56,860    1.25%       1.50%     13.79%
        Highest contract charges          22,397     1.071461           23,997    1.80%       1.62%     13.17%
        Remaining contract
        charges                           22,034      --                18,663    --         --         --
  2003  Lowest contract charges           76,083     0.750243           57,081    1.25%       1.10%     31.90%
        Highest contract charges          23,755     0.946792           22,491    1.79%       1.19%     31.18%
        Remaining contract
        charges                           23,759      --                17,720    --         --         --
  2002  Lowest contract charges           71,653     0.568797           40,756    1.25%       0.12%    (28.63)%
        Highest contract charges           7,735     0.721758            5,583    1.45%       0.96%    (27.82)%
        Remaining contract
        charges                           25,865      --                14,655    --         --         --
  2001  Lowest contract charges           71,674     0.797023           57,126    1.24%       0.80%    (23.99)%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2004  Lowest contract charges           83,186     0.875864           72,860    1.25%       0.24%      5.89%
        Highest contract charges           6,312     1.054364            6,656    1.80%       0.24%      5.31%
        Remaining contract
        charges                           34,138      --                29,497    --         --         --
  2003  Lowest contract charges           84,413     0.827154           69,823    1.25%       0.63%     33.08%
        Highest contract charges           3,355     1.001220            3,359    1.78%       0.68%     32.35%
        Remaining contract
        charges                           25,088      --                20,501    --         --         --
  2002  Lowest contract charges           95,405     0.621568           59,300    1.25%      --        (24.35)%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
  2001  Lowest contract charges           75,084     0.821590           61,689    1.23%       0.02%    (10.45)%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
MTB LARGE CAP GROWTH FUND II
  2004  Lowest contract charges           21,215     1.006353           21,350    0.84%       1.03%      0.64%
        Highest contract charges           4,107     1.000450            4,109    1.40%       3.43%      0.05%
        Remaining contract
        charges                           82,826      --                83,047    --         --         --
MTB LARGE CAP VALUE FUND II
  2004  Lowest contract charges              191     1.049337              199    --         --          4.93%
        Highest contract charges         177,257     1.045490          185,320    1.17%       2.00%      4.55%
        Remaining contract
        charges                           43,319      --                45,433    --         --         --
MTB MANAGED ALLOCATION FUND -- MODERATE GROWTH II
  2004  Lowest contract charges        1,031,384     1.023580        1,055,705    0.84%       3.08%      2.36%
        Highest contract charges          39,504     1.017587           40,199    1.39%       3.42%      1.76%
        Remaining contract
        charges                        1,656,032      --             1,688,882    --         --         --

____________________________________ SA-172 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
  2004  Lowest contract charges       10,461,287   $ 1.536735   $   16,076,228    1.25%       0.35%     15.15%
        Highest contract charges         154,060     1.492389          229,917    2.13%       0.48%     14.12%
        Remaining contract
        charges                       10,346,438      --            15,250,363    --         --         --
  2003  Lowest contract charges        8,504,136     1.334586       11,349,500    1.25%       0.02%     38.51%
        Highest contract charges         109,063     1.307781          142,630    2.07%       0.02%     37.34%
        Remaining contract
        charges                        7,052,774      --             9,293,920    --         --         --
  2002  Lowest contract charges        8,358,867     0.963535        8,054,060    1.25%       0.03%     (8.50)%
        Highest contract charges           5,775     0.952230            5,500    0.85%       0.08%     (4.50)%
        Remaining contract
        charges                        2,106,219      --             2,016,031    --         --         --
  2001  Lowest contract charges        8,920,521     1.053018        9,393,469    1.24%       0.20%    (15.05)%
        Highest contract charges          21,644     1.046895           22,659    1.42%       0.51%    (16.88)%
        Remaining contract
        charges                        1,038,474      --             1,089,339    --         --         --
NATIONS HIGH YIELD BOND PORTFOLIO
  2004  Lowest contract charges        7,714,114     1.447951       11,169,659    1.25%       6.28%     10.02%
        Highest contract charges         109,351     1.408612          154,033    2.12%      13.05%      9.04%
        Remaining contract
        charges                       11,239,788      --            16,022,570    --         --         --
  2003  Lowest contract charges        8,121,603     1.316064       10,688,550    1.25%       7.57%     29.57%
        Highest contract charges         359,872     1.291886          464,913    2.09%       9.03%     28.48%
        Remaining contract
        charges                        9,390,353      --            12,219,478    --         --         --
  2002  Lowest contract charges        5,655,291     1.015683        5,743,982    1.25%       7.95%      0.91%
        Highest contract charges         191,221     1.005518          192,277    0.86%      15.44%      6.45%
        Remaining contract
        charges                        2,703,381      --             2,730,915    --         --         --
  2001  Lowest contract charges        3,293,597     1.006483        3,314,949    1.21%      17.00%      6.98%
        Highest contract charges         191,390     1.002376          191,845    1.40%      26.93%      0.46%
        Remaining contract
        charges                          740,436      --               743,720    --         --         --
NATIONS INTERNATIONAL VALUE PORTFOLIO
  2004  Lowest contract charges        6,446,925     1.253266        8,079,710    1.25%       1.59%     20.83%
        Highest contract charges          16,979     1.219836           20,712    2.10%       1.59%     19.81%
        Remaining contract
        charges                        2,085,147      --             2,584,761    --         --         --
  2003  Lowest contract charges        7,159,157     1.037244        7,425,793    1.25%       1.28%     49.40%
        Highest contract charges          18,174     1.018183           18,505    2.10%       1.32%     48.14%
        Remaining contract
        charges                        2,200,469      --             2,265,239    --         --         --
  2002  Lowest contract charges        8,718,618     0.694270        6,053,075    1.25%       1.38%    (17.08)%
        Highest contract charges          19,489     0.687310           13,395    0.86%       1.89%     (5.15)%
        Remaining contract
        charges                        2,637,549      --             1,822,267    --         --         --
  2001  Lowest contract charges        6,788,065     0.837309        5,683,708    1.22%       1.01%    (10.99)%
        Highest contract charges         506,780     0.833882          422,595    1.43%       1.20%    (12.40)%
        Remaining contract
        charges                        1,601,118      --             1,337,966    --         --         --

____________________________________ SA-173 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO
  2004  Lowest contract charges       50,595,437   $ 1.572431   $   79,557,836    1.25%      --          9.96%
        Highest contract charges          58,155     1.526997           88,802    2.12%      --          8.98%
        Remaining contract
        charges                       16,621,526      --            25,221,819    --         --         --
  2003  Lowest contract charges       58,335,484     1.429978       83,418,459    1.25%      --         31.45%
        Highest contract charges         175,532     1.401208          245,957    2.08%      --         30.34%
        Remaining contract
        charges                       14,828,271      --            20,977,145    --         --         --
  2002  Lowest contract charges       66,842,614     1.087867       72,715,874    1.25%      --        (16.12)%
        Highest contract charges          71,577     1.075071           76,951    0.87%      --         (6.54)%
        Remaining contract
        charges                        8,788,877      --             9,504,141    --         --         --
  2001  Lowest contract charges       79,924,077     1.296921      103,655,214    1.24%      --        (18.80)%
        Highest contract charges         196,445     1.289352          253,286    1.42%      --        (18.13)%
        Remaining contract
        charges                        7,423,111      --             9,591,616    --         --         --
NATIONS ASSET ALLOCATION PORTFOLIO
  2004  Lowest contract charges        6,388,558     1.047513        6,692,097    1.25%       1.36%      6.87%
        Highest contract charges          31,721     1.017258           32,268    2.12%       2.62%      5.91%
        Remaining contract
        charges                        2,821,016      --             2,912,045    --         --         --
  2003  Lowest contract charges        6,460,430     0.980209        6,332,572    1.25%       1.22%     17.61%
        Highest contract charges          83,124     0.960506           79,842    2.10%       1.18%     16.62%
        Remaining contract
        charges                        2,525,580      --             2,450,353    --         --         --
  2002  Lowest contract charges        6,453,248     0.833420        5,378,266    1.25%       1.32%    (14.62)%
        Highest contract charges          89,135     0.823636           73,415    0.87%       2.10%     (2.21)%
        Remaining contract
        charges                        1,718,341      --             1,423,263    --         --         --
  2001  Lowest contract charges        7,784,144     0.976097        7,598,080    1.23%       1.99%     (5.90)%
        Highest contract charges         126,721     0.970419          122,973    1.42%       4.42%     (5.83)%
        Remaining contract
        charges                          969,576      --               942,996    --         --         --
NATIONS MARSICO GROWTH PORTFOLIO
  2004  Lowest contract charges       32,164,232     1.533440       49,321,942    1.25%      --         11.63%
        Highest contract charges         163,863     1.489163          244,018    2.11%      --         10.63%
        Remaining contract
        charges                       13,176,782      --            19,325,823    --         --         --
  2003  Lowest contract charges       32,635,353     1.373672       44,830,270    1.25%      --         28.96%
        Highest contract charges         565,814     1.346056          761,618    2.10%      --         27.87%
        Remaining contract
        charges                        7,822,244      --            10,642,460    --         --         --
  2002  Lowest contract charges       38,541,885     1.065159       41,053,236    1.25%      --        (17.18)%
        Highest contract charges         480,740     1.052639          506,046    0.86%      --         (5.57)%
        Remaining contract
        charges                        6,284,705      --             6,655,249    --         --         --
  2001  Lowest contract charges       47,653,604     1.286057       61,285,251    1.24%      --        (18.66)%
        Highest contract charges         287,311     1.278560          367,344    1.42%      --        (18.04)%
        Remaining contract
        charges                        6,362,938      --             8,152,198    --         --         --

____________________________________ SA-174 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
NATIONS MARSICO 21ST CENTURY PORTFOLIO
  2004  Lowest contract charges        5,872,014   $ 0.964932   $    5,666,092    1.25%      --         20.84%
        Highest contract charges          39,307     0.937074           36,833    2.12%      --         19.75%
        Remaining contract
        charges                        3,678,407      --             3,550,749    --         --         --
  2003  Lowest contract charges        5,305,467     0.798552        4,236,692    1.25%      --         47.02%
        Highest contract charges           4,721     0.784220            3,703    1.25%      --         35.27%
        Remaining contract
        charges                        2,237,107      --             1,765,615    --         --         --
  2002  Lowest contract charges        5,198,074     0.543175        2,823,464    1.25%      --         (9.34)%
        Highest contract charges         212,307     0.537597          114,136    1.13%      --        (12.64)%
        Remaining contract
        charges                          782,258      --               422,431    --         --         --
  2001  Lowest contract charges        5,899,594     0.599135        3,534,653    1.24%      --        (27.48)%
        Highest contract charges         118,416     0.595655           70,535    1.41%      --        (31.60)%
        Remaining contract
        charges                          664,811      --               397,047    --         --         --
NATIONS MIDCAP GROWTH PORTFOLIO
  2004  Lowest contract charges        6,676,008     0.773671        5,165,035    1.25%      --         12.67%
        Highest contract charges         482,386     0.753950          363,695    2.13%      --         11.66%
        Remaining contract
        charges                       19,449,486      --            14,813,901    --         --         --
  2003  Lowest contract charges        5,933,293     0.686687        4,074,315    1.25%      --         25.89%
        Highest contract charges         322,767     0.675221          217,939    2.08%      --         24.82%
        Remaining contract
        charges                       14,590,586      --             9,912,463    --         --         --
  2002  Lowest contract charges        4,235,328     0.545474        2,310,261    1.25%      --        (34.83)%
        Highest contract charges          73,245     0.540956           39,623    0.85%      --         (2.63)%
        Remaining contract
        charges                        3,362,595      --             1,824,526    --         --         --
  2001  Lowest contract charges        1,404,499     0.836958        1,175,507    0.79%      --        (16.30)%
        Highest contract charges         162,449     0.835003          135,646    1.01%      --        (16.50)%
        Remaining contract
        charges                          347,543      --               290,522    --         --         --
NATIONS SMALL COMPANY PORTFOLIO
  2004  Lowest contract charges        5,195,570     1.097579        5,702,551    1.25%      --          8.79%
        Highest contract charges         189,774     1.065842          202,269    2.13%      --          7.81%
        Remaining contract
        charges                        9,158,516      --             9,850,655    --         --         --
  2003  Lowest contract charges        5,854,620     1.008916        5,906,820    1.25%      --         33.29%
        Highest contract charges         191,757     0.988604          189,572    2.08%      --         32.16%
        Remaining contract
        charges                        7,467,562      --             7,436,325    --         --         --
  2002  Lowest contract charges        5,942,119     0.756932        4,497,780    1.25%      --        (27.28)%
        Highest contract charges          55,241     0.748024           41,321    0.87%      --         (7.02)%
        Remaining contract
        charges                        2,590,490      --             1,946,550    --         --         --
  2001  Lowest contract charges        4,776,613     1.040918        4,972,062    1.23%      --          2.64%
        Highest contract charges         135,437     1.034849          140,157    1.41%      --         (1.87)%
        Remaining contract
        charges                          714,372      --               741,256    --         --         --

____________________________________ SA-175 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
NATIONS VALUE PORTFOLIO
  2004  Lowest contract charges       11,122,608   $ 1.144176   $   12,726,223    1.25%       1.23%     11.77%
        Highest contract charges         347,760     1.111137          386,409    2.13%       1.81%     10.77%
        Remaining contract
        charges                       15,519,125      --            17,342,453    --         --         --
  2003  Lowest contract charges       11,044,863     1.023674       11,306,339    1.25%       1.11%     28.56%
        Highest contract charges         127,882     1.003100          128,278    2.09%       1.38%     27.47%
        Remaining contract
        charges                       11,630,575      --            11,752,543    --         --         --
  2002  Lowest contract charges       11,685,766     0.796267        9,304,990    1.25%       0.93%    (21.72)%
        Highest contract charges          50,581     0.786909           39,803    0.84%       5.60%     (6.49)%
        Remaining contract
        charges                        3,378,057      --             2,669,749    --         --         --
  2001  Lowest contract charges       10,372,971     1.017163       10,551,002    1.23%       0.84%     (8.36)%
        Highest contract charges         193,527     1.011247          195,704    1.40%       2.48%     (7.33)%
        Remaining contract
        charges                          929,638      --               942,461    --         --         --
JENNISON 20/20 FOCUS PORTFOLIO
  2004  Lowest contract charges          231,891     1.060721          245,970    1.25%      --         13.95%
        Highest contract charges          20,395     1.054617           21,509    2.00%      --         13.09%
        Remaining contract
        charges                          192,282      --               202,043    --         --         --
  2003  Lowest contract charges          228,032     0.930907          212,276    1.25%      --         27.20%
        Highest contract charges          20,395     0.932510           19,018    1.99%      --         26.25%
        Remaining contract
        charges                          222,421      --               206,058    --         --         --
  2002  Lowest contract charges          280,630     0.731854          205,380    1.25%      --        (23.54)%
        Highest contract charges          32,938     0.739250           24,349    1.80%      --        (23.96)%
        Remaining contract
        charges                          141,517      --               102,982    --         --         --
  2001  Lowest contract charges          302,741     0.957174          289,775    1.22%       0.29%     (2.53)%
        Highest contract charges           6,130     0.972196            5,959    1.45%       0.26%     (2.78)%
        Remaining contract
        charges                           46,862      --                44,725    --         --         --
JENNISON PORTFOLIO
  2004  Lowest contract charges          749,187     0.590932          442,718    1.25%       0.04%      7.86%
        Highest contract charges          87,232     0.825314           71,994    1.81%       0.04%      7.27%
        Remaining contract
        charges                        1,306,639      --               840,245    --         --         --
  2003  Lowest contract charges          832,074     0.547864          455,864    1.25%      --         28.00%
        Highest contract charges         125,910     0.769383           96,873    1.77%      --         27.30%
        Remaining contract
        charges                        1,352,440      --               807,853    --         --         --
  2002  Lowest contract charges        1,048,754     0.428025          448,893    1.25%      --        (32.02)%
        Highest contract charges           3,099     0.603510            1,870    0.85%      --         (7.59)%
        Remaining contract
        charges                        2,098,574      --               959,377    --         --         --
  2001  Lowest contract charges        1,079,652     0.629642          679,794    1.23%      --        (19.62)%
        Highest contract charges          29,135     0.894012           26,047    1.47%      --        (10.60)%
        Remaining contract
        charges                        2,395,472      --             1,587,702    --         --         --

____________________________________ SA-176 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
PRUDENTIAL VALUE PORTFOLIO
  2004  Lowest contract charges          158,426   $ 1.042586   $      165,174    1.25%       0.99%     14.40%
        Highest contract charges         125,888     1.021765          128,628    1.80%       0.96%     13.77%
        Remaining contract
        charges                          315,023      --               325,076    --         --         --
  2003  Lowest contract charges          152,072     0.911395          138,598    1.25%       1.10%     26.05%
        Highest contract charges         125,895     0.898114          113,068    1.80%       1.09%     25.36%
        Remaining contract
        charges                          308,883      --               279,433    --         --         --
  2002  Lowest contract charges          168,703     0.723053          121,981    1.25%       1.24%    (23.32)%
        Highest contract charges         125,904     0.716442           90,203    1.82%       3.30%    (23.74)%
        Remaining contract
        charges                          179,344      --               129,167    --         --         --
  2001  Lowest contract charges          120,039     0.942896          113,184    0.80%       0.87%     (5.71)%
        Highest contract charges          10,763     0.939426           10,111    1.18%       0.70%     (6.06)%
        Remaining contract
        charges                           42,019      --                39,567    --         --         --
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
  2004  Lowest contract charges           49,538     0.888489           44,014    1.25%      --         14.68%
        Highest contract charges          81,820     0.870740           71,244    1.81%      --         14.05%
        Remaining contract
        charges                           39,209      --                34,534    --         --         --
  2003  Lowest contract charges           36,539     0.774740           28,309    1.25%      --         37.42%
        Highest contract charges         145,120     0.763449          110,791    1.74%      --         36.66%
        Remaining contract
        charges                           39,253      --                30,219    --         --         --
  2002  Lowest contract charges           47,052     0.563789           26,527    1.25%      --        (23.80)%
        Highest contract charges           8,044     0.560504            4,509    1.60%      --        (24.06)%
        Remaining contract
        charges                           29,304      --                16,466    --         --         --
  2001  Lowest contract charges           34,505     0.739837           25,528    0.81%       0.09%    (26.02)%
        Highest contract charges           1,488     0.738105            1,098    0.53%      --        (26.19)%
        Remaining contract
        charges                           22,663      --                16,745    --         --         --
SMITH BARNEY GOVERNMENT FUND
  2004  Lowest contract charges            7,479     2.890415           21,615    1.00%       0.84%     (0.16)%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
  2003  Lowest contract charges            8,092     2.894994           23,427    1.00%       0.63%     (0.38)%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
  2002  Lowest contract charges            8,722     2.905942           25,345    1.00%       1.22%      0.21%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
  2001  Lowest contract charges            9,411     2.899870           27,290    0.99%       3.57%      2.65%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --

____________________________________ SA-177 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
SMITH BARNEY APPRECIATION FUND
  2004  Lowest contract charges           11,471   $13.199325   $      151,403    1.00%       0.97%      7.84%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
  2003  Lowest contract charges           11,629    12.239804          142,336    1.00%       0.67%     23.47%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
  2002  Lowest contract charges           16,733     9.913540          165,880    1.00%       0.05%    (17.81)%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
  2001  Lowest contract charges           16,961    12.061314          204,574    0.99%       0.54%     (4.38)%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
SMITH BARNEY CASH PORTFOLIO
  2004  Lowest contract charges            3,850     3.225372           12,418    1.00%       0.89%     (0.10)%
        Highest contract charges          71,058     3.337540          237,160    1.00%       0.90%     (0.11)%
        Remaining contract
        charges                         --            --              --          --         --         --
  2003  Lowest contract charges            3,858     3.228745           12,456    1.00%       0.67%     (0.33)%
        Highest contract charges          71,118     3.341043          237,609    1.00%       0.67%     (0.33)%
        Remaining contract
        charges                         --            --              --          --         --         --
  2002  Lowest contract charges            3,866     3.239394           12,522    1.00%       1.29%      0.27%
        Highest contract charges          71,185     3.352080          238,619    1.00%       1.28%      0.27%
        Remaining contract
        charges                         --            --              --          --         --         --
  2001  Lowest contract charges            7,159     3.230608           23,129    0.99%       3.91%      2.76%
        Highest contract charges          93,253     3.342992          311,745    0.99%       3.76%      2.76%
        Remaining contract
        charges                         --            --              --          --         --         --
UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO
  2004  Lowest contract charges          598,098     1.078686          645,161    1.11%       0.66%      9.12%
        Highest contract charges          20,741     1.042518           21,623    1.99%      --          8.19%
        Remaining contract
        charges                       19,406,538      --            20,357,986    --         --         --
  2003  Lowest contract charges       17,536,961     0.987912       17,324,975    1.25%       0.85%     25.79%
        Highest contract charges          59,675     0.965609           57,623    1.85%       0.83%     25.04%
        Remaining contract
        charges                        4,420,190      --             3,846,716    --         --         --
  2002  Lowest contract charges       20,379,896     0.785367       16,005,698    1.26%       0.59%    (23.91)%
        Highest contract charges          59,675     0.772258           46,085    1.85%       0.55%    (24.37)%
        Remaining contract
        charges                        5,088,578      --             3,533,173    --         --         --
  2001  Lowest contract charges       28,265,803     1.032191       29,175,708    1.24%       2.03%    (13.63)%
        Highest contract charges          59,675     1.021080           60,933    1.63%      --        (16.87)%
        Remaining contract
        charges                        5,430,405      --             5,017,317    --         --         --

____________________________________ SA-178 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
VICTORY DIVERSIFIED STOCK FUND
  2004  Lowest contract charges          131,493   $10.088676   $    1,326,587    1.25%       0.61%      8.30%
        Highest contract charges           5,975     9.915361           59,242    1.75%       0.60%      7.76%
        Remaining contract
        charges                           82,028      --               819,091    --         --         --
  2003  Lowest contract charges          129,257     9.315179        1,204,052    1.25%       0.36%     33.29%
        Highest contract charges           5,975     9.201036           54,974    1.71%       0.57%     32.63%
        Remaining contract
        charges                           89,214      --               824,587    --         --         --
  2002  Lowest contract charges          128,553     6.988460          898,390    1.25%       0.60%    (24.40)%
        Highest contract charges          19,086     6.941760          132,488    1.57%       0.92%    (24.66)%
        Remaining contract
        charges                           50,943      --               354,733    --         --         --
  2001  Lowest contract charges           83,244     9.243408          769,453    1.10%       0.52%     (7.57)%
        Highest contract charges          27,097     9.226513          250,007    1.27%       0.54%     (7.73)%
        Remaining contract
        charges                              488      --                 4,506    --         --         --
WELLS FARGO ASSET ALLOCATION FUND
  2004  Lowest contract charges          197,783     1.141943          225,858    1.60%       2.99%      7.55%
        Highest contract charges          25,903     1.135372           29,410    1.84%       4.49%      7.29%
        Remaining contract
        charges                         --            --              --          --         --         --
WELLS FARGO TOTAL RETURN BOND FUND
  2004  Lowest contract charges           21,685     1.158038           25,112    1.13%       3.36%      3.20%
        Highest contract charges          28,282     1.135004           32,100    1.83%       3.31%      2.43%
        Remaining contract
        charges                           58,253      --                66,497    --         --         --
WELLS FARGO EQUITY INCOME FUND
  2004  Lowest contract charges           47,184     1.161788           54,817    1.13%       2.87%      9.81%
        Highest contract charges           9,813     1.138683           11,174    1.84%       2.26%      8.99%
        Remaining contract
        charges                           66,310      --                75,943    --         --         --
WELLS FARGO INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges            5,202     1.131448            5,885    1.02%      --          8.38%
        Highest contract charges          62,302     1.115354           69,489    1.55%      --          7.84%
        Remaining contract
        charges                         --            --              --          --         --         --
WELLS FARGO LARGE COMPANY GROWTH FUND
  2004  Lowest contract charges           54,980     1.021457           56,160    1.13%      --          2.08%
        Highest contract charges          12,106     1.001129           12,119    1.84%      --          1.31%
        Remaining contract
        charges                           99,571      --               100,258    --         --         --
WELLS FARGO SMALL CAP GROWTH FUND
  2004  Lowest contract charges            1,340     1.114753            1,493    1.05%      --         12.47%
        Highest contract charges          17,054     1.098874           18,740    1.56%      --         11.91%
        Remaining contract
        charges                         --            --              --          --         --         --

____________________________________ SA-179 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE     INCOME      TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**    RETURN***
                                   -------------  ------------  --------------  --------  ----------  ---------
STI CLASSIC VT CAPITAL APPRECIATION FUND
  2004  Lowest contract charges          116,860   $ 1.241531   $      145,084    1.38%       0.39%      5.27%
        Highest contract charges           7,075    12.194318           86,273    2.16%       0.56%      4.43%
        Remaining contract
        charges                        1,592,046      --             2,705,970    --         --         --
  2003  Lowest contract charges            9,360     1.179385           11,039    0.93%      --         14.27%
        Highest contract charges          19,513     1.168453           22,800    2.13%      --         15.93%
        Remaining contract
        charges                        1,389,163      --             1,630,523    --         --         --
  2002  Lowest contract charges              372     1.009896              376    0.40%      --          0.99%
        Highest contract charges         221,358     1.008893          223,325    0.48%      --          0.89%
        Remaining contract
        charges                         --            --              --          --         --         --
STI CLASSIC VT GROWTH AND INCOME FUND
  2004  Lowest contract charges           62,338     1.469399           91,602    1.39%       1.03%     12.71%
        Highest contract charges           3,229    14.432809           46,602    2.16%       1.41%     11.82%
        Remaining contract
        charges                        1,169,183      --             1,873,796    --         --         --
  2003  Lowest contract charges            6,012     1.303674            7,838    0.93%       0.83%     23.06%
        Highest contract charges          10,115     1.291608           13,064    2.13%       1.16%     23.80%
        Remaining contract
        charges                        1,268,149      --             1,645,225    --         --         --
  2002  Lowest contract charges          211,173     1.044322          220,532    0.48%       0.55%      4.43%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
STI CLASSIC VT MID-CAP EQUITY FUND
  2004  Lowest contract charges           40,868     1.484186           60,654    1.39%       0.77%     15.20%
        Highest contract charges           2,155    14.577977           31,418    2.17%       0.93%     14.28%
        Remaining contract
        charges                          507,150      --             1,013,237    --         --         --
  2003  Lowest contract charges            3,457     1.288413            4,454    0.94%       1.02%     28.03%
        Highest contract charges          13,184     1.276487           16,830    2.13%       1.12%     26.97%
        Remaining contract
        charges                          466,110      --               597,734    --         --         --
  2002  Lowest contract charges          164,635     1.006356          165,681    0.48%      --          0.64%
        Highest contract charges        --            --              --          --         --         --
        Remaining contract
        charges                         --            --              --          --         --         --
STI CLASSIC VT VALUE INCOME STOCK FUND
  2004  Lowest contract charges           58,752     1.482228           87,085    1.38%       2.25%     13.69%
        Highest contract charges           2,922    14.558728           42,544    2.18%       2.04%     12.79%
        Remaining contract
        charges                        1,262,631      --             2,021,894    --         --         --
  2003  Lowest contract charges            5,336     1.303725            6,957    0.91%       1.52%     21.55%
        Highest contract charges          13,763     1.291652           17,777    2.13%       1.94%     20.50%
        Remaining contract
        charges                        1,324,064      --             1,717,124    --         --         --
  2002  Lowest contract charges            1,097     1.074005            1,178    0.39%       1.14%      7.40%
        Highest contract charges         227,694     1.072947          244,304    0.45%       0.89%      7.29%
        Remaining contract
        charges                         --            --              --          --         --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

____________________________________ SA-180 ____________________________________

 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

____________________________________ SA-181 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make a certain deduction of 0.15% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

____________________________________ SA-182 ____________________________________

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
    -----------------------------------------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2004     2003     2002
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,592   $2,169   $2,079
   Earned premiums and other                                 484      934      574
   Net investment income                                   2,470    1,764    1,572
   Net realized capital gains (losses)                       129        1     (276)
                                                          ------------------------
                                     TOTAL REVENUES        5,675    4,868    3,949
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          3,111    2,726    2,275
   Insurance expenses and other                              709      625      650
   Amortization of deferred policy acquisition
    costs and present value of future profits                814      660      531
   Dividends to policyholders                                 29       63       65
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,663    4,074    3,521
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                           1,012      794      428
   Income tax expense                                         29      168        2
   Income before cumulative effect of accounting
    changes                                                  983      626      426
   Cumulative effect of accounting changes, net of
    tax                                                      (18)      --       --
                                                          ------------------------
                                         NET INCOME       $  965   $  626   $  426
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2004          2003
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $40,479 and $28,511)      $ 42,691      $ 30,085
   Equity securities, available for sale, at fair
    value (cost of $171 and $78)                            179            85
   Equity securities, held for trading, at fair
    value                                                     1            --
   Policy loans, at outstanding balance                   2,617         2,470
   Other investments                                      1,083           639
                                                      -------------------------
                                  TOTAL INVESTMENTS      46,571        33,279
                                                      -------------------------
   Cash                                                     216            96
   Premiums receivable and agents' balances                  20            17
   Reinsurance recoverables                               1,460         1,297
   Deferred policy acquisition costs and present
    value of future profits                               6,453         6,088
   Deferred income taxes                                   (638)         (486)
   Goodwill                                                 186           186
   Other assets                                           1,562         1,238
   Separate account assets                              139,812       130,225
                                                      -------------------------
                                       TOTAL ASSETS    $195,642      $171,940
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  7,244      $  6,518
   Other policyholder funds                              37,493        25,263
   Other liabilities                                      3,844         3,330
   Separate account liabilities                         139,812       130,225
                                                      -------------------------
                                  TOTAL LIABILITIES     188,393       165,336
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 11
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,240
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            940           711
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         939           710
                                                      -------------------------
   Retained earnings                                      4,064         3,648
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       7,249         6,604
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $195,642      $171,940
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2004
 Balance, December 31, 2003                $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
 Comprehensive income
   Net income                                                                                                965          965
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change                                             292                                                     292
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                104                                                     104
   Net loss on cash flow
    hedging instruments                                                          (167)                                   (167)
 Total other comprehensive
  income                                                                                                                  229
   Total comprehensive income                                                                                           1,194
 Dividends declared                                                                                         (549)        (549)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2004            $6     $2,240       $1,124           $(184)         $(1)       $4,064       $7,249
                                         ----------------------------------------------------------------------------------------
 2003
 Balance, December 31, 2002                $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240       $  728           $ (17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806       $  114           $  63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (2)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041       $  463           $ 111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain on securities is reflected net of tax and other items of $56, $143, and $188 for the years ended December 31, 2004, 2003 and 2002, respectively. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(90), $(69) and $26 for the years ended December 31, 2004, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $78, and $(170) for the years ended December 31, 2004, and 2002, respectively. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the year ended
    December 31, 2003.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2004      2003      2002
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   965   $   626   $   426
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                   (129)       (1)      276
   Cumulative effect of accounting changes, net of
    tax                                                    18        --        --
   Amortization of deferred policy acquisition
    costs and present value of future profits             814       660       531
   Additions to deferred policy acquisition costs
    and present value of future Profits                (1,375)   (1,319)     (987)
   Depreciation and amortization                           43       117        19
   Increase in premiums receivable and agents'
    balances                                               (3)       (2)       (5)
   (Decrease) increase in other liabilities                (7)      299       (61)
   Change in receivables, payables, and accruals         (205)      227         2
   Increase (decrease) in accrued tax                      34       (67)       76
   (Increase) decrease in deferred income tax             (55)       65        23
   Amortization of sales inducements                       30        68        67
   Additions to deferred sales inducements               (141)     (136)     (106)
   Increase in future policy benefits                     726       794       560
   Increase in reinsurance recoverables                   (15)       (1)     (127)
   Decrease (increase) in other assets                     55      (109)      (83)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES       755     1,221       611
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (17,192)  (13,628)  (12,470)
   Sales of investments                                13,306     6,676     5,781
   Maturity and principal paydowns of fixed
    maturity investments                                2,971     3,233     2,266
   Other                                                   --        85        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES      (915)   (3,634)   (4,423)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                   --       199       235
   Dividends paid                                        (549)     (175)       --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                                 829     2,406     3,567
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES       280     2,430     3,802
                                                      ---------------------------
   Net increase (decrease) in cash                        120        17       (10)
   Impact of foreign exchange                              --        --         2
   Cash -- beginning of year                               96        79        87
                                                      ---------------------------
   Cash -- end of year                                $   216   $    96   $    79
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (received) During the Year for:
   Income taxes                                       $    42   $    35   $    (2)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

NOTE 2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

In 2004, the Company sponsored and purchased an investment interest in a synthetic collateralized loan obligation transaction, a variable interest entity ("VIE") for which the Company determined itself to be the primary beneficiary. Accordingly, the assets, liabilities and results of operations of the entity are included in the Company's consolidated financial statements. For further discussion of the synthetic collateralized loan transaction see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and evaluation of other-than-temporary impairments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                          Other
                                                                                      Comprehensive
        Components of Cumulative Effect of Adoption                  Net Income          Income
                                                                     ------------------------------
Establishing GMDB and other benefit reserves for annuity
 contracts                                                              $(50)             $ --
Reclassifying certain separate accounts to general account                30               294
Other                                                                      2                (2)
                                                                     ------------------------------
TOTAL CUMULATIVE EFFECT OF ADOPTION                                     $(18)             $292
                                                                     ------------------------------

In May 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross-physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g. security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buyback shares are examples of financial instruments that should be reported as liabilities under this new guidance. SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for separately. SFAS No. 150 was effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which required an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaced the previously issued FIN 46 and, subject to certain special provisions, was effective no later than the end of the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS No. 123R"), which replaces SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") and supercedes APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS No. 123R requires all companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award for financial statements for reporting periods beginning after June 15, 2005. The pro forma disclosures previously permitted under SFAS No. 123 will no longer be an alternative to financial statement recognition. The transition methods include prospective and retrospective adoption options. The prospective method requires that compensation expense be recorded for all unvested stock-based awards including those granted prior to adoption of the fair value recognition provisions of SFAS No. 123, at the beginning of the first quarter of adoption of SFAS No. 123R, while the retrospective methods would record compensation expense for all unvested stock-based awards beginning with the first period restated. The Hartford will adopt SFAS No. 123R in the third quarter of fiscal 2005 using the prospective method. In January 2003, The Hartford began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS No. 123 and therefore, the adoption is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

EITF ISSUE NO. 03-1

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF Issue No. 03-1"). EITF Issue No. 03-1 was effective for periods beginning after June 15, 2004 and adopts a three-step impairment model for securities within its scope. The three-step model must be applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other-than-temporary. For debt securities that cannot be contractually prepaid or otherwise settled in such a way that the investor would not recover substantially all of its cost, an impairment is deemed other-than-temporary if the investor does not have the ability and intent to hold the investment until a forecasted market price recovery or it is probable that the investor will be unable to collect all amounts due according to the contractual terms of the debt security.

Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost basis and its fair value.

Subsequent to an other-than-temporary impairment loss, a debt security should be accounted for in accordance with SOP 03-3, "Accounting for Certain Loans and Debt Securities Acquired in a Transfer" ("SOP 03-3"). SOP 03-3 requires that the amount of a security's expected cash flows in excess of the investor's initial cost or amortized cost investment be recognized as interest income on a level-yield basis over the life of the security. EITF Issue No. 03-1 does not replace the impairment guidance for investments accounted for under EITF Issue No. 99-20, "Recognition of Interest Income and Impairments on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF Issue No. 99-20"), however, it requires investors to determine if a security is other-than-temporarily impaired under EITF Issue No. 03-1 if the security is determined not to be other-than-temporarily impaired under EITF Issue No. 99-20.

In September 2004, the FASB staff issued clarifying guidance for comment in FASB Staff Position ("FSP") EITF Issue No. 03-1-a, "Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments"', ("FSP Issue No. 03-1-a") and subsequently voted to delay the implementation of the impairment measurement and recognition guidance contained in paragraphs 10-20 of EITF Issue No. 03-1 in order to redeliberate certain aspects of the consensus as well as the implementation guidance included in FSP Issue No. 03-1-a. The disclosure requirements including quantitative and qualitative information regarding investments in an unrealized loss position remain effective and are included in Note 4.

The ultimate impact the adoption of EITF Issue No. 03-1 will have on the Company's consolidated financial condition and results of operations is still unknown. Depending on the nature of the ultimate guidance, adoption of the standard could potentially result in the recognition of unrealized losses, including those declines in value that are attributable to interest rate movements, as other-than-temporary impairments, except those deemed to be minor in nature. As of December 31, 2004, the Company had $154 of total gross unrealized losses. The amount of impairments to be recognized, if any, will depend on the final standard, market conditions and management's intent and ability to hold securities with unrealized losses at the time of the impairment evaluation.

STOCK-BASED COMPENSATION

In January 2003, The Hartford adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock Issued to Employees", and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date, and is recognized over the award's vesting period. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2004, 2003 and 2002 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115, "Accounting for Certain Investments in

Debt and Equity Securities" ("SFAS No. 115"). Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Equity investments classified as "trading", as defined in SFAS No. 115, are recorded at fair value with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. Limited partnerships are accounted for under the equity method and accordingly the Company's share of partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2004 and 2003, primarily consisted of non-144A private placements and have an average duration of 4.7 and 4.3, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2004 and 2003:

                                                            2004                                    2003
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $34,429               80.6%             $24,557               81.6%
Priced via broker quotations                          3,074                7.2%               2,037                6.8%
Priced via matrices                                   3,508                8.2%               2,129                7.1%
Priced via other methods                                 61                0.2%                 151                0.5%
Short-term investments [1]                            1,619                3.8%               1,211                4.0%
                                            -----------------------------------------------------------------------------
                          TOTAL [2]                 $42,691              100.0%             $30,085              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

    (2) Effective January 1, 2004, guaranteed separate account assets were included with general account assets as a result of adopting SOP 03-1.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20 ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Non-EITF Issue No. 99-20 securities depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. The evaluation of non-EITF Issue No. 99-20 securities depressed more than ten percent is documented and discussed quarterly by the committee.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from current estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments. The ultimate completion of EITF Issue No. 03-1 may impact the Company's current other-than-temporary impairment evaluation process. (For further discussion of EITF Issue No. 03-1, see the Future Adoption of New Accounting Standards section of Note 2.)

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the year ended December 31, 2004 and were $1 for the years ended December 31, 2003 and 2002. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis based on estimated principal repayments, if applicable. Prepayment fees are recorded in net investment income when earned. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Interest income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. (For a further discussion of derivative instruments, see the Derivative Instruments section of Note 4.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. Fair value is based upon either independent market quotations or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and guaranteed minimum withdrawal benefits ("GMWB") reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB reinsurance contract amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair-value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated change in value of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method". In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases financial instruments and issues products, such as GMWB, that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and then collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are associated with the host variable annuity contract and recorded in fee income.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to offset its exposure to the GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity with respect to contracts issued after July 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. For further discussion of this arrangement, see Note 15 of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired, usually 20 years. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2004 and 2003, the carrying value of the Company's DAC was $6.5 billion and $6.1 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2004 and 2003. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5.7% to 7.9% for both years ended December 31, 2004 and 2003.

The Company had developed models to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2004, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2004 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, 'Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments', and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence the determination to adjust assumptions include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,212 on December 31, 2004), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. The Company's traditional life and group disability products are classified as long duration contracts, and premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 5%, 6%, and 6% as of December 31, 2004, 2003 and 2002, respectively, of total life insurance in force. Dividends to policyholders were $29, $63, and $65 for the years ended December 31, 2004, 2003 and 2002, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 3. SEGMENT INFORMATION

The Company has changed its reportable operating segments in 2004 from Investment Products, Individual Life and Corporate Owned Life Insurance ("COLI") to Retail Products ("Retail"), Institutional Solutions ("Institutional") and Individual Life. Retail offers individual variable and fixed annuities, retirement plan products and services to corporations under Section 401(k) plans and other investment products. Institutional primarily offers retirement plan products and services to municipalities under Section 457 plans, other institutional investment products, structured settlements, and private placement life insurance (formerly COLI). Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. Hartford Life Insurance Company also includes in an Other category net realized capital gains and losses other than periodic net coupon settlements on non-qualifying derivatives and net realized capital gains and losses related to guaranteed minimum withdrawal benefits; corporate items not directly allocable to any of its reportable operating segments, intersegment eliminations as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its direct parent HLA. Periodic net coupon settlements on non-qualifying derivatives and net realized capital gains are reflected in each applicable segment in net realized capital gains and losses.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between the Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in the Other category. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in the Other category. Credit related net capital losses are retained by the Other category. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
TOTAL REVENUES
  Retail Products Group
    Individual Annuities                                             $2,481      $1,656      $1,451
    Other                                                               145         118         105
      Total Retail Products Group                                     2,626       1,774       1,556
  Institutional Solutions Group                                       1,820       2,082       1,730
  Individual Life                                                       957         893         858
  Other                                                                 272         119        (195)
                                                                     ------------------------------
                                              TOTAL REVENUES         $5,675      $4,868      $3,949
                                                                     ------------------------------
NET INVESTMENT INCOME
  Retail Products Group                                              $1,079      $  493      $  367
  Institutional Solutions Group                                       1,044         976         958
  Individual Life                                                       267         222         224
  Other                                                                  80          73          23
                                                                     ------------------------------
                                 TOTAL NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------
AMORTIZATION OF DAC
  Retail Products Group                                              $  608      $  462      $  377
  Institutional Solutions Group                                          37          33           8
  Individual Life                                                       169         165         146
                                                                     ------------------------------
                                   TOTAL AMORTIZATION OF DAC            814         660         531
                                                                     ------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Retail Products Group                                              $   43      $   30      $   55
  Institutional Solutions Group                                          40          57          46
  Individual Life                                                        69          64          59
  Other                                                                (123)         17        (158)
                                                                     ------------------------------
                                    TOTAL INCOME TAX EXPENSE         $   29      $  168      $    2
                                                                     ------------------------------
NET INCOME (LOSS)
  Retail Products Group                                              $  392      $  341      $  280
  Institutional Solutions Group                                         105         119          94
  Individual Life                                                       141         134         116
  Other                                                                 327          32         (64)
                                                                     ------------------------------
                                            TOTAL NET INCOME         $  965      $  626      $  426
                                                                     ------------------------------

[1] The Company includes tax benefits reflecting the impact of audit settlements of $191, $0, and $76 for the years ended December 31, 2004, 2003, and 2002, respectively.

                                                                          December 31,
                                                                     ----------------------
                                                                       2004          2003
                                                                     ----------------------
ASSETS
  Retail Products Group                                              $121,255      $106,058
  Institutional Solutions Group                                        57,983        51,212
  Individual Life                                                      11,425        10,555
  Other                                                                 4,979         4,115
                                                                     ----------------------
                                                TOTAL ASSETS         $195,642      $171,940
                                                                     ----------------------
DAC
  Retail Products Group                                              $  4,474      $  4,271
  Institutional Solutions Group                                           159           106
  Individual Life                                                       1,809         1,689
  Other                                                                    11            22
                                                                     ----------------------
                                                   TOTAL DAC         $  6,453      $  6,088
                                                                     ----------------------
RESERVE FOR FUTURE POLICY BENEFITS
  Retail Products Group                                              $    732      $    495
  Institutional Solutions Group                                         4,845         4,356
  Individual Life                                                         538           533
  Other                                                                 1,129         1,134
                                                                     ----------------------
                    TOTAL RESERVE FOR FUTURE POLICY BENEFITS         $  7,244      $  6,518
                                                                     ----------------------
OTHER POLICYHOLDER FUNDS
  Retail Products Group                                              $ 19,395      $  9,777
  Institutional Solutions Group                                        13,447        12,059
  Individual Life                                                       4,150         3,428
  Other                                                                   501            (1)
                                                                     ----------------------
                              TOTAL OTHER POLICYHOLDER FUNDS         $ 37,493      $ 25,263
                                                                     ----------------------

NOTE 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                                                     $2,122      $1,425      $1,235
Policy loans                                                            183         207         251
Other investments                                                       195         152         103
Gross investment income                                               2,500       1,784       1,589
Less: Investment expenses                                                30          20          17
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $2,470      $1,764      $1,572
                                                                     ------------------------------

COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $  168      $   (6)     $ (285)
Equity securities                                                         7          (7)         (4)
Periodic net coupon settlements on non-qualifying
 derivatives                                                              4          29          13
Other [1]                                                               (50)        (16)         (1)
Change in liability to policyholders for net realized
 capital gains                                                           --           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $  129      $    1      $ (276)

[1] Primarily consists of changes in fair value on non-qualifying derivatives and hedge ineffectiveness on qualifying derivate instruments, as well as, the amortization of deferred acquisition costs.

COMPONENTS OF UNREALIZED GAINS (LOSSES) ON
 AVAILABLE-FOR-SALE EQUITY SECURITIES
Gross unrealized gains                                               $   11      $   11      $    2
Gross unrealized losses                                                  (3)         (4)        (19)
                                                                     ------------------------------
Net unrealized gains (losses)                                             8           7         (17)
Deferred income taxes and other items                                     3           2          (6)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5           5         (11)
Balance -- beginning of year                                              5         (11)         (6)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   --      $   16      $   (5)
                                                                     ------------------------------

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2004        2003        2002
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $2,363      $1,715      $1,389
Gross unrealized losses                                                (151)       (141)       (278)
Net unrealized gains credited to policyholders                          (20)        (63)        (58)
                                                                     ------------------------------
Net unrealized gains                                                  2,192       1,511       1,053
Deferred income taxes and other items                                 1,073         788         579
                                                                     ------------------------------
Net unrealized gains, net of tax                                      1,119         723         474
Balance -- beginning of year                                            723         474         120
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  396      $  249      $  354
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2004
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 5,881            $   72                 $ (61)            $ 5,892
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         834                 9                    (3)                840
  Non-agency backed                                       48                --                    --                  48
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           54                --                    --                  54
  Non-agency backed                                    7,336               329                   (17)              7,648
  Corporate                                           21,066             1,826                   (57)             22,835
Government/Government agencies
  Foreign                                                649                60                    (2)                707
  United States                                          774                19                    (4)                789
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,542                18                    (2)              1,558
  States, municipalities and political
   subdivisions                                          675                30                    (5)                700
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,619                --                    --               1,619
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $40,479            $2,363                 $(151)            $42,691
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
  Asset-backed securities ("ABS")                    $ 3,777            $   91                 $ (67)            $ 3,801
  Collateralized mortgage obligations
   ("CMOs")
   Agency backed                                         508                 8                    (2)                514
  Non-agency backed                                       19                --                    --                  19
Commercial mortgage-backed securities
 ("CMBS")
  Agency backed                                           28                --                    --                  28
  Non-agency backed                                    4,853               248                   (14)              5,087
  Corporate                                           15,003             1,273                   (46)             16,230
Government/Government agencies
  Foreign                                                641                55                    (1)                695
  United States                                          641                 8                    (2)                647
  Mortgage-backed securities ("MBS") --
   U.S. Government/Government agencies                 1,523                25                    (2)              1,546
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  Redeemable preferred stock                               1                --                    --                   1
Short-term investments                                 1,210                 1                    --               1,211
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

Included in the fair value of total fixed maturities as of December 31, 2004 are $11.7 billion of guaranteed separate account assets. Guaranteed separate account assets were reclassified to the general account on January 1, 2004 as a result of the adoption of SOP 03-1. (For further discussion, see the Adoption of New Accounting Standards section of Note 2.)

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2004 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including MBS and CMOs, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 4,509            $ 4,538
Over one year through five years                          12,977             13,558
Over five years through ten years                         11,743             12,395
Over ten years                                            11,250             12,200
                                                      -------------------------------
                                        TOTAL            $40,479            $42,691
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS
Investments that were non-income producing as of December 31, are as follows:

                                                  2004                     2003
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
ABS                                         $ 6         $ 5          $ 2         $ 4
CMOs                                          1           1           --          --
Corporate                                     4           7           12          30
                                         -----------------------------------------------
                           TOTAL            $11         $13          $14         $34
                                         -----------------------------------------------

For 2004, 2003 and 2002, net investment income was $11, $17 and $13, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                              December 31,
                                                     -------------------------------
                                                      2004         2003        2002
                                                     -------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                        $13,022      $6,205      $5,617
Gross gains                                              311         196         117
Gross losses                                            (125)        (71)        (60)
SALE OF AVAILABLE-FOR-SALE EQUITY SECURITIES
Sale proceeds                                        $    75      $  107      $   11
Gross gains                                               12           4          --
Gross losses                                              (5)         (3)         (3)
                                                     -------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than certain U.S. government and government agencies.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. (For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2.) Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2004 and 2003.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                            2004
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
                                                    Less Than 12 Months                12 Months or More
                                              -----------------------------------------------------------------
                                              Amortized    Fair    Unrealized   Amortized    Fair    Unrealized
                                                Cost      Value      Losses       Cost      Value      Losses
                                              -----------------------------------------------------------------
                                              -----------------------------------------------------------------
ABS                                            $1,112     $1,102      $(10)      $  343     $  292      $(51)
CMOs
  Agency backed                                   494        491        (3)           2          2        --
  Non-agency backed                                40         40        --           --         --        --
CMBS
  Agency backed                                    19         19        --           --         --        --
  Non-agency backed                             1,563      1,548       (15)          73         71        (2)
Corporate                                       2,685      2,652       (33)         657        633       (24)
Government/Government agencies
  Foreign                                         116        115        (1)          27         26        (1)
  United States                                   445        442        (3)           7          6        (1)
MBS -- U.S. Government/Government
 agencies                                         398        396        (2)          24         24        --
States, municipalities and political
 subdivisions                                     163        158        (5)           2          2        --
Short-term investments                             11         11        --           --         --        --
                                              -----------------------------------------------------------------
               TOTAL FIXED MATURITIES           7,046      6,974       (72)       1,135      1,056       (79)
Common stock                                       --         --        --            1          1        --
Nonredeemable preferred stock                      19         19        --           39         36        (3)
                                              -----------------------------------------------------------------
                         TOTAL EQUITY              19         19        --           40         37        (3)
                                              -----------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED SECURITIES          $7,065     $6,993      $(72)      $1,175     $1,093      $(82)
                                              -----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $1,455     $1,394     $ (61)
CMOs
  Agency backed                                                          496        493        (3)
  Non-agency backed                                                       40         40        --
CMBS
  Agency backed                                                           19         19        --
  Non-agency backed                                                    1,636      1,619       (17)
Corporate                                                              3,342      3,285       (57)
Government/Government agencies
  Foreign                                                                143        141        (2)
  United States                                                          452        448        (4)
MBS -- U.S. Government/Government agencies                               422        420        (2)
States, municipalities and political subdivisions                        165        160        (5)
Short-term investments                                                    11         11        --
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           8,181      8,030      (151)
Common stock                                                               1          1        --
Nonredeemable preferred stock                                             58         55        (3)
                                                                     -------------------------------
                                                TOTAL EQUITY              59         56        (3)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $8,240     $8,086     $(154)
                                                                     -------------------------------

As of December 31, 2004, fixed maturities represented approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 1,200 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $11. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its carrying amount and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of over 1,000 securities of which 88%, or $63, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of approximately 165 securities, with the majority of the unrealized loss amount relating to ABS and corporate fixed maturities within the financial services sector. A description of these events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

ABS -- ABS represents $51 of the securities in an unrealized loss position for twelve months or more. These securities were primarily supported by aircraft lease receivables that had suffered a decrease in value in recent years as a result of a prolonged decline in airline travel, the uncertainty of a potential industry recovery and lack of market liquidity in this sector. Although uncertainty surrounding the stability of domestic airlines continues to weigh heavily on this sector, worldwide travel and aircraft demand appears to be improving, resulting in a modest increase in market prices and greater liquidity in this sector during 2004. As of December 31, 2004, the estimated future cash flows for these securities indicated full recovery and as a result, based on management's intent and ability to hold these securities, the prices of these securities were deemed to be temporarily depressed.

FINANCIAL SERVICES -- Financial services represents approximately $12 of the securities in an unrealized loss position for twelve months or more. These securities are investment grade securities priced at or greater than 90% of amortized cost. As of December 31, 2004, the financial services twelve months or more unrealized loss amount primarily related to variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized losses for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. The majority of these variable rate securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $19 in the twelve months or more unrealized loss category is comprised of approximately 90 securities, substantially all of which were depressed only a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2004. The decline in market value for these securities is primarily attributable to changes in interest rates.

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                              2003
                                                ----------------------------------------------------------------
                                                ----------------------------------------------------------------
                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
ABS                                              $  238     $  235      $ (3)       $ 85      $ 84       $ (1)
CMOs
  Agency backed                                     206        204        (2)          1         1         --
  Non-agency backed                                   3          3        --          --        --         --
CMBS
  Non-agency backed                                 527        521        (6)         57        57         --
  Corporate                                       1,296      1,266       (30)        347       331        (16)
Government/Government agencies
  Foreign                                            26         25        (1)         --        --         --
  United States                                     235        233        (2)         --        --         --
MBS -- U.S. Government/Government
 agencies                                           166        164        (2)         --        --         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
Total equity                                         41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
             TOTAL TEMPORARILY IMPAIRED
                        SECURITIES [1]           $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
ABS                                                                   $  323     $  319      $ (4)
CMOs
  Agency backed                                                          207        205        (2)
  Non-agency backed                                                        3          3        --
CMBS
  Non-agency backed                                                      584        578        (6)
  Corporate                                                            1,643      1,597       (46)
Government/Government agencies
  Foreign                                                                 26         25        (1)
  United States                                                          235        233        (2)
MBS -- U.S. Government/Government agencies                               166        164        (2)
States, municipalities and political subdivisions                        160        153        (7)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
Total equity                                                              44         40        (4)
                                                                     -------------------------------
                  TOTAL TEMPORARILY IMPAIRED SECURITIES (1)           $3,391     $3,317      $(74)
                                                                     -------------------------------

[1] Excludes securities subject to EITF Issue No. 99-20 and guaranteed separate account assets.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost for six continuous months. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months were depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the table above was financial services, which is included within the corporate category above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

FINANCIAL SERVICES -- Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions were priced at or greater than 80% of amortized cost as of December 31, 2003. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities declined during 2003 as interest rates increased. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios at or greater than 80%.

INVESTMENT MANAGEMENT ACTIVITIES

During 2004, Hartford Investment Management Company issued one and began serving as the collateral asset manager for an additional synthetic collateralized loan obligation ("CLO"), both of which the Company has an investment in. The synthetic CLOs invest in senior secured bank loans through total return swaps ("referenced bank loan portfolios"). The notional value of the referenced bank loan portfolios from the two synthetic CLOs as of December 31, 2004 was approximately $700. The synthetic CLOs issued approximately $135 of notes and preferred shares ("CLO issuances"), approximately $120 of which was to third party investors. The proceeds from the CLO issuances were invested in collateral accounts consisting of high credit quality securities that were pledged to the referenced bank loan portfolios' swap counterparties. Investors in the CLO issuances receive the net proceeds from the referenced bank loan portfolios. Any principal losses incurred by the swap counterparties associated with the referenced bank loan portfolios are borne by the CLO issuances investors through the total return swaps.

Pursuant to the requirements of FIN 46R, the Company has concluded that the two synthetic CLOs are VIEs and that the Company is the primary beneficiary and must consolidate the CLO issued in 2004. Accordingly, the Company has recorded in the consolidated balance sheets $65 of cash and invested assets, total return swaps with a fair value of $3 in other assets, which reference a bank loan portfolio with a maximum notional of $400, and $52 in other liabilities related to the CLO issuances. The total return from the referenced bank loan portfolio of $3 was received via the total return swap and recorded in realized capital gains and losses. Income from the fixed maturity collateral account and CLO issuance investor payments were recorded in net investment income in the consolidated statements of income. The Company's investment in the consolidated synthetic CLO issuance is $14, which is its maximum exposure to loss. In addition, the Company has a $2 preferred share investment in the non-consolidated synthetic CLO issuance, which is its maximum exposure to loss. The investors in the two synthetic CLO issuances have recourse only to the VIE assets and not to the general credit of the Company.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the consolidated balance sheets as of December 31, as follows:

                                                 Asset Values         Liability Values
                                                ---------------------------------------
                                                2004       2003       2004        2003
                                                ---------------------------------------
Other investments                               $ 42       $116       $ --        $ --
Reinsurance recoverables                          --         --        129         115
Other policyholder funds and benefits
  payable                                        129        115         --          --
Fixed maturities                                   4          7         --          --
Other liabilities                                 --         --        449         186
                                                ---------------------------------------
                                    TOTAL       $175       $238       $578        $301
                                                ---------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities. The Company also enters into forward starting swap agreements to hedge the interest rate exposure on anticipated fixed-rate asset purchases due to changes in the benchmark interest rate London-Interbank Offered Rate
  ('LIBOR'). These derivatives were structured to hedge interest rate exposure inherent in the assumptions used to price primarily certain long-term disability products.

  Interest rate swaps are also used to hedge a portion of the
  Company's floating rate guaranteed investment contracts. These derivatives convert the floating rate guaranteed investment contract payments to a fixed rate to better match the cash
  receipts earned from the supporting investment portfolio.         $ 4,944    $ 1,889      $  40      $   98

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                              1,311        703       (421)       (147)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against increases in LIBOR, the designated benchmark interest rate.

  In addition, interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities due to changes
  in LIBOR.                                                             201        112         (5)         (5)

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                           148         51         (1)         (1)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. These derivatives are also used to reduce the duration risk in certain investment portfolios. These derivative instruments are structured to hedge the durations of fixed maturity investments to match certain products in accordance with the Company's asset and liability management policy.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                   $ 1,466    $ 1,466      $   2      $   11

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to manage duration risk
  between assets and liabilities.                                     1,441      1,702          7          29

Foreign currency swaps, forwards and put and call options
  The Company enters into foreign currency swaps and forwards and purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January 2003 for a loss of $3, after-tax.

  The Company also enters into pay fixed U.S. dollar receive fixed yen zero coupon swaps and forwards to mitigate the
  foreign currency exposure associated with the yen denominated individual fixed annuity product. In addition, forward settling fixed maturity investments are traded to manage duration and
  foreign currency risk associated with this product.                   923        104        (64)        (31)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the referenced security issuer. Credit events typically include failure on the part of the referenced security issuer to make a fixed dollar amount of contractual interest or principal
  payments or bankruptcy. The maximum potential future exposure to the Company is the notional value of the swap contracts,
  $193 and $49, after-tax, as of December 31, 2004 and 2003, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of December 31, 2004 and 2003, the maximum potential future exposure to the Company from such contracts is $458 and $130, after-tax, respectively.

  The Company enters into credit default swaps agreements, in which the Company pays a derivative counterparty a periodic fee in exchange for compensation from the counterparty should a credit event occur on the part of the referenced security
  issuer. The Company entered into these agreements as an
  efficient means to reduce credit exposure to specified issuers.   $ 1,418    $   275      $   6      $  (18)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                           95        276          1           1

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater. (For a further
  discussion, see the Derivative Instruments section of Note 2).
  The notional value of the embedded derivative is the GRB
  balance.                                                           25,433     14,961        129         115

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           25,433     14,961       (129)       (115)

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2004        2003        2004       2003
                                                                   --------------------------------------------
Statutory Reserve hedging instruments
  The Company purchased one and two year S&P 500 put option
  contracts to economically hedge the statutory reserve impact of equity exposure arising primarily from GMDB obligations against
  a decline in the equity markets.                                  $ 1,921    $    --      $  32      $   --
                                                                   --------------------------------------------

                                                            TOTAL   $64,734    $36,500      $(403)     $  (63)
                                                                   --------------------------------------------

The increase in notional amount since December 31, 2003 is primarily due to an increase in embedded derivatives associated with GMWB product sales, and, to a lesser extent, derivatives transferred to the general account as a result of the adoption of SOP 03-1 and new hedging strategies. The decrease in the net fair value of derivative instruments since December 31, 2003 was primarily due to the changes in foreign currency exchange rates, the rise in short-term interest rates during 2004 and derivatives transferred to the general account pursuant to the adoption of SOP 03-1.

Due to the adoption of SOP 03-1, derivatives previously included in separate accounts were reclassified into various other balance sheet classifications. On January 1, 2004, the notional amount and net fair value of derivative instruments reclassified totaled $2.9 billion and $(71), respectively.

For the year ended December 31, 2004, gross gains and losses representing the total ineffectiveness of all fair-value and net investment hedges were immaterial. For the year ended December 31, 2004, the Company's net gain and loss representing hedge ineffectiveness on cash flow hedges was $(12), after-tax. For the years ended December 31, 2003 and 2002, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial.

The total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic net coupon settlements, are reported as net realized capital gains and losses in the consolidated statements of income. For the years ended December 31, 2004, 2003 and 2002, the Company recognized an after-tax net (loss) gain of $(8), $(3) and $1 respectively, for derivative-based strategies, which do not qualify for hedge accounting treatment.

As of December 31, 2004 and 2003, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $6. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The Company does not hedge any exposure to the variability of future cash flows other than interest payments on variable-rate debt. For the years ended December 31, 2004, 2003 and 2002, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Hartford Life began issuing a yen denominated individual fixed annuity product from a related party, Hartford Life Insurance KK, a wholly owned Japanese subsidiary of Hartford Life and Accident Insurance Company, in the fourth quarter of 2004. The yen denominated fixed annuity product is recorded in the consolidated balance sheets in other policyholder funds and benefits payable in U.S. dollars based upon the December 31, 2004 yen to dollar spot rate. To mitigate the yen exposure associated with the product, during the fourth quarter of 2004, the Company entered into pay fixed U.S. dollar receive fixed yen, zero coupon currency swaps (dollar to yen derivatives). As of December 31, 2004 the dollar to yen derivatives had a notional and fair value of $408 and $9, respectively. Changes in fair value of the dollar to yen derivatives totaled $9 for the year ended December 31, 2004. Although economically an effective hedge, a divergence between the yen denominated fixed annuity product liability and the dollar to yen derivatives exists primarily due to the difference in the basis of accounting between the liability and the derivative instruments (i.e. historical cost versus fair value). The yen denominated fixed annuity product liabilities are recorded on a historical cost basis and are only adjusted for changes in foreign spot rates and accrued income. The dollar to yen derivatives are recorded at fair value incorporating changes in value due to changes in forward foreign exchange rates, interest rates and accrued income.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2004 and

2003, the fair value of the loaned securities was approximately $1.0 billion and $780, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1.3 and $0.5 for the years ended December 31, 2004 and 2003, respectively, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2004 and 2003, collateral pledged of $276 and $209, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2004 and 2003 were as follows:

                                       2004       2003
                                      ----------------
LOANED SECURITIES AND
 COLLATERAL PLEDGED
ABS                                   $   24      $ 41
CMBS                                     158       143
Corporate                                681       381
Government/Government
 Agencies
Foreign                                   16        11
United States                            404       413
                                      ----------------
                        TOTAL         $1,283      $989
                                      ----------------

As of December 31, 2004 and 2003, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $1 billion and $996, respectively. At December 31, 2004 and 2003, cash collateral of $1 billion and $869, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts.
NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2004 and 2003 were as follows:

                                                                2004                           2003
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $42,691        $42,691         $30,085        $30,085
  Equity securities                                         180            180              85             85
  Policy loans                                            2,617          2,617           2,470          2,470
  Other investments                                       1,083          1,083             639            639
LIABILITIES
  Other policyholder funds [1]                          $ 9,244        $ 9,075         $ 7,654        $ 7,888
                                                    -----------------------------------------------------------

[1] Excludes universal life type insurance contracts, including corporate owned life insurance.

NOTE 6. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2004, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2004, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.9. In addition, the Company reinsures the majority of the minimum death benefit guarantees as well as the guaranteed withdrawal benefits offered in connection with its variable annuity contracts. Substantially all contracts written since July 2003 with the GMWB are covered by a reinsurance arrangement with a related party.

Insurance fees, earned premiums and other were comprised of the following:

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2004         2003         2002
                                                                   --------------------------------
Gross fee income, earned premiums and other                        $3,834       $3,780       $3,324
Reinsurance assumed                                                    49           43           45
Reinsurance ceded                                                    (807)        (720)        (716)
                                                                   --------------------------------
NET FEE INCOME, EARNED PREMIUMS AND OTHER                          $3,076       $3,103       $2,653
                                                                   --------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $426, $550, and $670 for the years ended December 31, 2004, 2003 and 2002, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $133, $78, and $96 in 2004, 2003 and 2002, respectively, and accident and health premium of $230, $305, and $373, respectively, to HLA.

REINSURANCE RECAPTURE

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the GMDB feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 9. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

NOTE 7. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                                                    2004         2003         2002
                                                                   --------------------------------
BALANCE, JANUARY 1                                                 $6,088       $5,479       $5,338
Capitalization                                                      1,375        1,319          987
Amortization -- Deferred Policy Acquisitions costs                   (774)        (620)        (491)
Amortization -- Present Value of Future Profits                       (40)         (39)         (39)
Amortization -- Realized Capital Gains/(Losses)                       (12)          14            8
Adjustments to unrealized gains and losses on securities
 available-for-sale and other                                         (79)         (65)        (324)
Cumulative effect of accounting changes (SOP 03-1)                   (105)          --           --
                                                                   --------------------------------
BALANCE, DECEMBER 31                                               $6,453       $6,088       $5,479
                                                                   --------------------------------

The following table shows the carrying amount and accumulated net amortization of the present value of future profits for the years ended December 31, 2004 and 2003.

                                                          2004                             2003
                                             ---------------------------------------------------------------
                                                               Accumulated                      Accumulated
                                                Carrying           Net           Carrying           Net
                                                 Amount        Amortization       Amount        Amortization
                                             ---------------------------------------------------------------
Present value of future profits                   $608             $155            $605             $115
                                             ---------------------------------------------------------------

Net amortization expense for the years ended December 31, 2004, 2003 and 2002 was $40, $39 and $39, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2005                                  $     39
2006                                  $     35
2007                                  $     31
2008                                  $     28
2009                                  $     26
----------------------------------------------

NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142, "Goodwill and Other Intangible Assets", and accordingly ceased all amortization of goodwill. As of December 31, 2004 and December 31, 2003, the carrying amount of goodwill for the Company's Retail Products segment was $119 and the Company's Individual Life segment was $67.

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2004 and 2003.

For a discussion of the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, see Note 7. Except for goodwill, the Company has no material intangible assets with indefinite useful lives.

NOTE 9. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Hartford records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by, the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The Company had recorded certain market value adjusted ("MVA") fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contract holder. Therefore, it does not meet the conditions for separate account reporting under SOP 03-1. Separate account assets and liabilities related to CRC of $11.7 billion were reclassified to, and revalued in, the general account upon adoption of SOP 03-1 on January 1, 2004.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Upon adoption of SOP 03-1, the Company recorded a liability for GMDB sold with variable annuity products of $217 and a related GMDB reinsurance recoverable asset of $108. As of December 31, 2004, the liability from GMDB sold with annuity products was $174. The reinsurance recoverable asset, related to GMDB was $64 as of December 31, 2004. During 2004, the Company incurred guaranteed death benefits of $123, and paid guaranteed death benefits of $166. Guaranteed minimum death benefits paid during 2003 were $289. Guaranteed minimum death benefits paid during 2002 were $264.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liability is recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses on the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liability as of December 31, 2004:

    - 250 stochastically generated investment performance scenarios

    - Returns, representing the Company's long-term assumptions, varied by asset class with a low of 3% for cash, a high of 11% for aggressive equities, and a weighted average of 9%

    - Volatilities also varied by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%

    - 80% of the 1983 GAM mortality table was used for mortality assumptions

    - Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

    - Discount rate of 7.5%

The following table provides details concerning GMDB exposure:

                        BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE
                                                                            Retained    Weighted Average
                                                   Account    Net Amount   Net Amount     Attained Age
Maximum anniversary value (MAV) [1]                 Value      at Risk      at Risk       of Annuitant
                                                   -----------------------------------------------------
MAV only                                           $ 61,675     $6,568       $  683            63
With 5% rollup [2]                                    4,204        575          104            62
With Earnings Protection Benefit Rider (EPB) [3]      4,849        228           67            59
With 5% rollup & EPB                                  1,499        124           21            61
Total MAV                                            72,227      7,495          875            63
Asset Protection Benefit (APB) [4]                   17,173          5            4            61
Ratchet [5] (5 years)                                    40          2           --            65
Reset [6] (5-7 years)                                 8,262        640          640            60
Return of Premium [7]/Other                           8,548         18           18            60
Total                                              $106,250     $8,160       $1,537            63
                                                   -----------------------------------------------------

[1] MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

[2] Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3] EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4] APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5] Ratchet: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any specified anniversary before age 85 (adjusted for withdrawals).

[6] Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

[7] Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specified percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. In certain contracts, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations are calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates.

As of December 31, 2004 and December 31, 2003, the embedded derivative asset recorded for GMWB, before reinsurance, was $129 and $115, respectively. During 2004 and 2003, the change in value of the GMWB, reported in realized gains was $33 and $165 was incurred, respectively. There were no payments made for the GMWB during 2004, 2003 or 2002.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                       As of
                                    December 31,
Asset type                              2004
--------------------------------------------------
Equity securities (including
 mutual funds)                        $88,782
Cash and cash equivalents               7,379
                                  ----------------
                           TOTAL      $96,161
--------------------------------------------------

As of December 31, 2004, approximately 16% of the equity securities above were invested in fixed income securities and approximately 84% were in equity securities.

The Individual Life segment sells universal life-type contracts with and without certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The cumulative effect on net income upon recording additional liabilities for universal life-type contracts and the related secondary guarantees, in accordance with SOP 03-1, was not material. As of December 31, 2004, the liability for secondary guarantees as well as the amounts incurred and paid during the year was immaterial.

NOTE 10. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon the Company's adoption of SOP 03-1, the expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Also, effective January 1, 2004, amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

Changes in deferred sales inducement activity were as follows for the year ended December 31, 2004:

Balance, beginning of period                $    198
Sales inducements deferred                       141
Amortization charged to income                   (30)
                                            --------
BALANCE AT DECEMBER 31                      $    309
----------------------------------------------------

NOTE 11. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Hartford Financial Services Group, Inc. and its consolidated subsidiaries ("The Hartford") is involved in various legal actions arising in the ordinary course of business, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint.

Two securities class actions have been filed in the United States District Court for the District of Connecticut alleging claims against The Hartford and five of its executive officers under Section 10(b) of the Securities Exchange Act and SEC Rule 10b-5. The complaints allege on behalf of a putative class of shareholders that The Hartford and the five named individual defendants, as control persons of The Hartford, "disseminated false and misleading financial statements" by concealing that "[The Hartford] was paying illegal and concealed "contingent commissions" pursuant to illegal 'contingent commission agreements." The class period alleged is November 5, 2003 through October 13, 2004, the day before the NYAG Complaint was filed. The complaints seek damages and attorneys' fees. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

In addition, three putative class actions have been filed in the same court on behalf of participants in The Hartford's 401(k) plan against The Hartford, Hartford Fire Insurance Company, The Hartford's Pension Fund Trust and Investment Committee, The Hartford's Pension Administration Committee, The Hartford's Chief Financial Officer, and John/Jane Does 1-15. The suits assert claims under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), alleging that The Hartford and the other named defendants breached their fiduciary duties to plan participants by, among other things, failing to inform them of the risk associated with investment in The Hartford's stock as a result of the activity alleged in the NYAG Complaint. The class period alleged is November 5, 2003 through the present. The complaints seek restitution of losses to the plan, declaratory and injunctive relief, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Two corporate derivative actions also have been filed in the same court. The complaints, brought in each case by a shareholder on behalf of The Hartford against its directors and an executive officer, allege that the defendants knew adverse non-public information about the activities alleged in the NYAG Complaint and concealed and misappropriated that information to make profitable stock trades, thereby breaching their fiduciary duties, abusing their control, committing gross mismanagement, wasting corporate assets, and unjustly enriching themselves. The complaints seek damages, injunctive relief, disgorgement, and attorneys' fees. All defendants dispute the allegations and intend to defend these actions vigorously.

Seven putative class actions also have been filed by alleged policyholders in federal district courts, one in the Southern District of New York, two in the Eastern District of Pennsylvania, three in the Northern District of Illinois, and one in the Northern District of California, against several brokers and insurers, including The Hartford. These actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act and state law, and in some cases the Racketeer Influenced and Corrupt Organizations Act ("RICO"), arising from the conduct alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. Putative class actions also have been filed in the Circuit Court for Cook County, Illinois, Chancery Division and in the Circuit Court for Seminole County, Florida, Civil Division, on behalf of a class of all persons who purchased insurance from a class of defendant insurers. These state court actions assert unjust enrichment claims and violations of state unfair trade practices acts arising from the conduct alleged in the NYAG Complaint and seek remedies including restitution of premiums, and, in the Cook County action, imposition of a constructive trust, and declaratory and injunctive relief. The class period alleged is 1994 through the present. The Hartford has removed the Cook County action to the United States District Court for the Northern District of Illinois. Pursuant to an order of the Judicial Panel on Multidistrict Litigation, it is likely that most or all of these actions will be transferred to the United States District Court for the District of New Jersey. The Hartford disputes the allegations in all of these actions and intends to defend the actions vigorously.

Additional complaints may be filed against The Hartford in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Hartford's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that The Hartford may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BANCORP SERVICES, LLC -- In the third quarter of 2003, Hartford Life Insurance Company and its affiliate International Corporate Marketing Group, LLC settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The settlement provided that The Hartford would pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The settlement resulted in the recording of a $9 after-tax benefit, in the third quarter of 2003, reflecting the Company's portion of the settlement. On March 1, 2004, the Federal Circuit Court of Appeals decided the patent appeal adversely to The Hartford, and on March 22, 2004, The Hartford paid Bancorp an additional $10 in full and final satisfaction of its obligations under the settlement. Because the charge taken in the third quarter of 2003 reflected the maximum amount payable under the settlement, the amount paid in the first quarter of 2004 had no effect on the Company's results of operations.

REINSURANCE ARBITRATION -- On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of The Hartford and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

REGULATORY DEVELOPMENTS

In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, The Hartford has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed The Hartford that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of The Hartford, of 217,074 shares of The Hartford's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Hartford has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, The Hartford has determined that Mr. Marra complied with The Hartford's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, the Company agreed in principle with the Boards of Directors of the mutual funds to indemnify the mutual funds for any material harm caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC, and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict, and The Hartford's ultimate liability, if any, from any such action is not reasonably estimable at this time. If such an action is brought, it could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $36, 31, and $31 for the years ended December 31, 2004, 2003 and 2002, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $15, $12 and $10 for the years ended December 31, 2004, 2003 and 2002, respectively.

Future minimum rental commitments on all operating leases are as follows:

2005                                      $    30
2006                                           27
2007                                           24
2008                                           21
2009                                           18
-------------------------------------------------
Thereafter                                     19
-------------------------------------------------
TOTAL                                     $   139
-------------------------------------------------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During the third quarter of 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during the third quarter of 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. During the fourth quarter of 2004, the IRS issued a Revenue Agent's Report, reflecting the adjustments computed and agreed upon in the prior quarter with respect to the Company's federal taxes for the years under examination. No additional tax adjustments were recorded, as the results reflected in the Report were included in the tax benefit recorded in the third quarter. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

UNFUNDED COMMITMENTS

At December 31, 2004, Hartford Life Insurance Company has outstanding commitments totaling $389, of which $196 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $193 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to 3 years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the fund are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer is engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state. There were no guaranty fund assessment payments or refunds in 2004 and 2003. There were guaranty fund assessment refunds of $2 in 2002.

NOTE 12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 3%, 21%, and 1% in 2004, 2003 and 2002, respectively.

Income tax expense (benefit) is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Current                     $   (34)      $    13       $     4
Deferred                         63           155            (2)
                            -----------------------------------
   INCOME TAX EXPENSE       $    29       $   168       $     2
                            -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                             For the years ended December 31,
                            -----------------------------------
                             2004          2003          2002
                            -----------------------------------
Tax provision at the
 U.S.federal
 statutory rate             $   354       $   278       $   150
Dividends received
 deduction                     (132)          (87)          (63)
IRS audit settlement
 (See Note 11)                 (191)           --           (76)
Tax adjustment                   (2)          (21)           --
Foreign related
 investments                     (2)           (4)           (6)
Other                             2             2            (3)
                            -----------------------------------
                TOTAL       $    29       $   168       $     2
                            -----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                    2004      2003
                                   -----------------
DEFERRED TAX ASSETS
Tax basis deferred policy
 acquisition costs                 $  607    $  638
Employee benefits                      --         5
Net operating loss carryforward        --        17
Minimum tax credits                   126        80
Foreign tax credit carryovers           6        27
Other                                  36        --
                                   -----------------
        TOTAL DEFERRED TAX ASSETS     775       767
DEFERRED TAX LIABILITIES
Financial statement deferred
 policy acquisition costs and
 reserves                            (677)     (713)
Net unrealized gains on
 securities                          (669)     (535)
Employee benefits                     (16)       --
Investment related items and
 other                                (51)       (5)
                                   -----------------
TOTAL DEFERRED TAX LIABILITIES     (1,413)   (1,253)
                                   -----------------
TOTAL DEFERRED TAX
 ASSET/(LIABILITY)                 $ (638)   $ (486)
                                   -----------------

Hartford Life Insurance Company had a current tax receivable of $121 and $141 as of December 31, 2004 and 2003, respectively.
In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance sheet in this account, which for tax return purposes was $104 as of December 31, 2004. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the potential tax of $37 on such a distribution.

NOTE 13. STATUTORY RESULTS

                                  For the years ended
                                      December 31,
                            --------------------------------
                             2004         2003         2002
                            --------------------------------
Statutory net income
 (loss)                     $  536       $  801       $ (305)
                            --------------------------------
Statutory capital and
 surplus                    $3,191       $3,115       $2,354
                            --------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2004, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2005, without prior approval, is $498.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to Hartford Life Insurance Company, was $20, $19 and $10 in 2004, 2003 and 2002, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $8, $6 and $5 for the years ended December 31, 2004, 2003 and 2002, respectively.

NOTE 15. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2004 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2004, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(62).
During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by Hartford Life Insurance KK, a wholly owned Japanese subsidiary of HLA and subsequently reinsured to the Company. As of December 31, 2004, $522 of the account value had been assumed by the Company.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 16. QUARTERLY RESULTS FOR 2004 AND 2003 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2004      2003      2004      2003      2004      2003      2004      2003
                                     ------------------------------------------------------------------------------
Revenues                              $1,394    $1,018    $1,340    $1,186    $1,453    $1,449    $1,488    $1,215
Benefits, claims and expenses [1]      1,121       888     1,097       970     1,205     1,229     1,240       987
Net income [1],[2],[3]                   181       100       180       189       395       167       209       170
                                     ------------------------------------------------------------------------------

[1] Included in the quarter ended September 30, 2003 is an after-tax benefit of $9 related to the Bancorp litigation dispute.

[2] Included in the quarter ended June 30, 2003 is a $23 tax benefit primarily related to the favorable treatment of certain tax items arising during the 1996-2000 tax years.

[3] Included in the quarter ended September 30, 2004 is a $191 tax benefit which relates to agreement with IRS on the resolution of matters pertaining to tax years prior to 2004.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b)  (1)    Resolution of the Board of Directors of Hartford Life
                  Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)    Not applicable.

           (3)    (a)   Principal Underwriter Agreement.(2)

           (3)    (b)   Form of Dealer Agreement.(2)

           (4)    Form of Individual Flexible Premium Variable Annuity
                  Contract.(3)

           (5)    Form of Application.(3)

           (6)    (a)   Articles of Incorporation of Hartford.(4)

           (6)    (b)   Bylaws of Hartford.(5)

           (7)    Form of Reinsurance Agreement.(6)

           (8)    Form of Fund Participation Agreement.(7)

           (9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

           (10)   Consent of Deloitte & Touche LLP.

           (11)   No financial statements are omitted.

           (12)   Not applicable.

           (99)   Copy of Power of Attorney.

------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101934, filed on April 7, 2003.
(4) Incorporated by reference to the Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.
(5) Incorporated by reference to the Post-Effective Amendment No. 12 to the Registration Statement File No. 333-69485, filed on April 9, 2001.
(6) Incorporated by reference to the Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570 filed on April 12,
     1999.
(7) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on August 25, 2000.

Item 25.     Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Scott R. Sanderson                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President and General Counsel
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant. Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-119414, filed on
         April 4, 2005.

Item 27. Number of Contract Owners

         As of January 31, 2005, there were 294,948 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
         Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

             (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two (DC
                 Variable Account I)
              Hartford Life Insurance Company - Separate Account Two (DC
                 Variable Account II)
              Hartford Life Insurance Company - Separate Account Two (QP
                 Variable Account)
              Hartford Life Insurance Company - Separate Account Two (Variable
                 Account "A")
              Hartford Life Insurance Company - Separate Account Two (NQ
                 Variable Account)
              Hartford Life Insurance Company - Separate Account Ten
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life Insurance Company - Separate Account Eleven
              Hartford Life Insurance Company - Separate Account Twelve
              Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account
                 Three
              Hartford Life and Annuity Insurance Company - Separate Account
                 Five
              Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account
                 Seven
              Hart Life Insurance Company - Separate Account One
              Hart Life Insurance Company - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account One
              Servus Life Insurance Company - Separate Account One
              Servus Life Insurance Company - Separate Account Two

             (b)  Directors and Officers of HSD

                                                    POSITIONS AND OFFICES
                   NAME                                WITH UNDERWRITER
                   ----                             -----------------------
              David A. Carlson                 Senior Vice President and Deputy
                                               Chief Financial Officer
              Richard G. Costello              Vice President and Secretary
              Bruce W. Ferris                  Vice President
              George R. Jay                    Chief Broker-Dealer Compliance Officer
              Stephen T. Joyce                 Vice President
              Thomas M. Marra                  President, Chief Executive Officer and
                                               Chairman of the Board, Director
              Martin A. Swanson                Vice President
              John C. Walters                  Executive Vice President, Director
              Neal S. Wolin                    Executive Vice President and General
                                               Counsel
              Lizabeth H. Zlatkus              Director

              Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT
              06115.

Item 30. Location of Accounts and Records

              All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

              All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

              (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

              (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

              (c) The Registrant hereby undertakes to deliver any Statement of
                  Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

              The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 4th day of April, 2005.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO

         (Registrant)

By: Thomas M. Marra                                 *By: /s/ Richard Wirth
    ----------------------------                        -----------------------
    Thomas M. Marra, President,                         Richard Wirth
    Chief Executive Officer                             Attorney-in-Fact
    and Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
         (Depositor)

By:  Thomas M. Marra
     -----------------------------------
     Thomas M. Marra, President,
     Chief Executive Officer
     and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President & Deputy
    Chief Financial Officer, Director*
Michael L. Kalen, Executive Vice President,
    Director*
Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President &
    Chief Accounting Officer*
John C. Walters, Executive Vice President,         *By: /s/ Richard Wirth
    Director*                                           -----------------------
Lizabeth H. Zlatkus, Executive Vice President               Richard Wirth
    and Chief Financial Officer, Director*                  Attorney-in-Fact
David M. Znamierowski, Executive Vice President &
    Chief Investment Officer, Director*             Date: April 4, 2005

333-101944

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

(10) Consent of Deloitte & Touche LLP.

(99) Copy of Power of Attorney.